UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2020

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

UBS Liquid Assets Government Fund

Semiannual Report  |  October 31, 2020

UBS Liquid Assets Government Fund

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for UBS Liquid Assets Government Fund (the “Fund”) for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period and yields remained extremely low. As a result, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2020 (after fee waivers) was 0.10% compared to 0.39% on April 30, 2020. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed’s dot plot indicated that rates could stay anchored near zero through 2023.

Q.	How did you position the Fund over the fiscal year?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Fund had a WAM of 48 days. At the end of the period on October 31, 2020, the Fund’s WAM was 45 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government and agency securities with the goal of reducing risk and keeping the Fund highly liquid.

UBS Liquid Assets Government Fund

Investment goal:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

February 14, 2000

Dividend payments:

Monthly

1

UBS Liquid Assets Government Fund

Q.	What types of securities did you emphasize over the period?
A.

Several adjustments were made to the Fund’s sector positioning during the six-month period. We decreased the Fund’s exposure to US government agency obligations. In contrast, we increased the Fund’s exposures to US Treasury obligations and repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS Liquid Assets Government Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Liquid Assets Government Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any program fees (e.g., ACCESSSM program fees, Resource Management Account® (RMA®) program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

	Beginning account value May 1, 2020	Ending account value[1] October 31, 2020	Expenses paid during period[2] 05/01/20 to 10/31/20	Expense ratio during the period

Actual	$1,000.00	$1,001.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS Liquid Assets Government Fund

Yields and characteristics at a glance—October 31, 2020 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.10%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.10
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	0.07
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	0.07
Weighted average maturity[2]	45 days

Portfolio composition[3]
U.S. government agency obligations	49.2%
Repurchase agreements	35.9
U.S. Treasury obligations	15.2
Liabilities in excess of other assets	(0.3)
Total	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in UBS Liquid Assets Government Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund cannot guarantee it will do so. An investment in UBS Liquid Assets Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Liquid Assets Government Fund’s sponsor has no legal obligation to provide financial support to UBS Liquid Assets Government Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Liquid Assets Government Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

4

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
U.S. government agency obligations—49.2%
Federal Farm Credit Bank 0.100%, due 10/08/21	$5,000,000	$4,998,758
0.120%, due 03/16/21[1]	3,000,000	2,998,660
0.120%, due 05/20/21[1]	9,000,000	8,994,030
0.150%, due 03/02/21[1]	5,750,000	5,747,125
0.150%, due 05/26/21	4,438,000	4,437,826
SOFR + 0.080%, 0.170%, due 10/31/20[2]	2,000,000	2,000,000
0.180%, due 07/13/21	5,000,000	5,000,000
0.200%, due 11/06/20[1]	7,000,000	6,999,844
SOFR + 0.110%, 0.200%, due 10/31/20[2]	4,000,000	4,000,000
Federal Home Loan Bank 0.090%, due 12/04/20[1]	12,000,000	11,999,040
0.095%, due 12/09/20[1]	11,000,000	10,998,926
0.095%, due 12/23/20[1]	3,000,000	2,999,596
0.095%, due 01/06/21[1]	14,000,000	13,997,598
0.100%, due 12/02/20[1]	8,000,000	7,999,333
0.100%, due 01/26/21	11,000,000	10,999,939
0.105%, due 12/10/20[1]	10,000,000	9,998,892
0.105%, due 12/18/20[1]	7,000,000	6,999,061
1 mo. USD LIBOR – 0.050%, 0.106%, due 11/27/20[2]	4,000,000	4,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/09/20[2]	9,000,000	9,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/17/20[2]	6,000,000	6,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/18/20[2]	8,000,000	8,000,000
0.108%, due 11/13/20[1]	6,000,000	5,999,802
0.109%, due 03/24/21[1]	15,000,000	14,993,551
0.113%, due 02/26/21[1]	2,000,000	1,999,275
0.115%, due 12/09/20[1]	10,000,000	9,998,818
0.115%, due 07/16/21	7,000,000	6,999,695
1 mo. USD LIBOR – 0.030%, 0.117%, due 11/12/20[2]	5,000,000	5,000,000
0.120%, due 01/11/21	10,000,000	10,000,058
0.120%, due 03/12/21[1]	10,000,000	9,995,667
0.120%, due 03/17/21[1]	21,000,000	20,990,550
0.125%, due 08/16/21	10,000,000	9,999,087
0.140%, due 11/19/20[1]	3,000,000	2,999,802
SOFR + 0.050%, 0.140%, due 11/02/20[2]	7,000,000	7,000,000
0.155%, due 11/18/20[1]	12,000,000	11,999,173
0.158%, due 12/30/20[1]	20,000,000	19,994,925
0.160%, due 02/16/21	3,000,000	2,999,967
0.160%, due 04/05/21	5,000,000	4,999,736
0.164%, due 12/30/20[1]	6,000,000	5,998,415
0.170%, due 12/02/20[1]	19,000,000	18,997,308
0.174%, due 12/18/20[1]	5,000,000	4,998,888
0.174%, due 12/23/20[1]	12,000,000	11,997,042
SOFR + 0.090%, 0.180%, due 11/02/20[2]	3,000,000	3,000,000
0.185%, due 05/26/21[1]	5,000,000	4,994,733
0.185%, due 06/24/21[1]	5,000,000	4,993,987
0.190%, due 11/03/20[1]	8,000,000	7,999,958

	Face amount	Value
U.S. government agency obligations—(concluded)
0.200%, due 11/06/20[1]	$18,000,000	$17,999,600
0.200%, due 01/19/21	3,500,000	3,500,010
0.200%, due 04/29/21[1]	4,000,000	3,996,044
SOFR + 0.140%, 0.230%, due 11/02/20[2]	8,000,000	8,000,000
0.240%, due 01/06/21[1]	3,805,000	3,803,351
SOFR + 0.150%, 0.240%, due 11/02/20[2]	6,500,000	6,500,000
SOFR + 0.160%, 0.250%, due 11/02/20[2]	8,000,000	8,000,000
0.280%, due 11/24/20[1]	5,000,000	4,999,144
SOFR + 0.230%, 0.320%, due 11/02/20[2]	8,500,000	8,500,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	8,000,000	8,000,346
0.340%, due 11/16/20[1]	9,000,000	8,998,810
Federal Home Loan Mortgage Corp.
SOFR + 0.025%, 0.115%, due 10/31/20[2]	7,800,000	7,800,000
SOFR + 0.050%, 0.140%, due 10/31/20[2]	9,000,000	9,000,000
SOFR + 0.095%, 0.185%, due 10/31/20[2]	5,000,000	5,000,000
SOFR + 0.100%, 0.190%, due 10/31/20[2]	13,000,000	13,000,000
SOFR + 0.190%, 0.280%, due 10/31/20[2]	6,000,000	6,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 10/31/20[2]	6,000,000	6,000,182
SOFR + 0.180%, 0.270%, due 10/31/20[2]	6,000,000	6,000,000
SOFR + 0.200%, 0.290%, due 10/31/20[2]	7,500,000	7,500,000
Total U.S. government agency obligations (cost—$499,716,552)		499,716,552
U.S. Treasury obligations—15.2%
U.S. Cash Management Bill 0.105%, due 01/05/21[1]	7,000,000	6,998,718
0.107%, due 04/06/21[1]	8,000,000	7,996,407
0.112%, due 02/02/21[1]	7,000,000	6,998,032
0.113%, due 02/02/21[1]	7,000,000	6,998,014
0.113%, due 03/30/21[1]	8,000,000	7,996,333
0.119%, due 03/23/21[1]	8,000,000	7,996,334
0.120%, due 01/19/21[1]	7,000,000	6,998,210
0.613%, due 02/09/21[1]	16,000,000	15,995,633
U.S. Treasury Bills 0.099%, due 01/28/21[1]	8,000,000	7,998,115
0.102%, due 02/25/21[1]	8,000,000	7,997,432
0.102%, due 12/15/20[1]	7,000,000	6,999,156
0.109%, due 04/22/21[1]	7,000,000	6,996,442
0.121%, due 02/18/21[1]	7,000,000	6,997,501
0.135%, due 11/17/20[1]	24,000,000	23,998,773
0.153%, due 11/05/20[1]	6,000,000	5,999,925

5

UBS Liquid Assets Government Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
0.178%, due 11/03/20[1]	$9,000,000	$8,999,956
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.300%, 0.400%, due 10/31/21 [2]	2,500,000	2,501,452
2.000%, due 11/30/20	4,000,000	4,004,819
2.000%, due 01/15/21	4,000,000	4,012,971
Total U.S. Treasury obligations (cost—$154,484,223)		154,484,223
Repurchase agreements—35.9%
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $376,000 U.S. Treasury Note, 0.625% due 08/15/30; (value—$369,318); proceeds: $362,002	362,000	362,000
Repurchase agreement dated 10/30/20 with Goldman Sachs & Co., 0.080% due 11/02/20, collateralized by $114,514,800 U.S. Treasury Bond, 3.000% due 08/15/48, $18,192,300 U.S. Treasury Bond Principal STRIPS, zero coupon due 11/15/25 to 08/15/50, and $81,000 U.S. Treasury Note, 1.250% due 03/31/21; (value—$167,280,002); proceeds: $164,001,093	164,000,000	164,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $117,176,696 Federal Home Loan Mortgage Corp. obligations, 2.000% to 4.500% due 11/15/36 to 01/15/55, $134,855,791 Federal National Mortgage Association obligations, 2.000% to 4.500% due 07/01/32 to 11/01/50 and $7,878,000 Government National Mortgage Association obligations, 3.500% to 4.000% due 10/20/38 to 02/20/50; (value—$204,000,000); proceeds: $200,001,333	$200,000,000	$200,000,000
Total repurchase agreements (cost—$364,362,000)		364,362,000
Total investments (cost—$1,018,562,775 which approximates cost for federal income tax purposes)—100.3%		1,018,562,775

Liabilities in excess of other assets—(0.3)%		(3,082,166)
Net assets—100.0%		$1,015,480,609

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$499,716,552	$—	$499,716,552
U.S. Treasury obligations	—	154,484,223	—	154,484,223
Repurchase agreements	—	364,362,000	—	364,362,000
Total	$—	$1,018,562,775	$—	$1,018,562,775

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2020 (unaudited)

Assets:
Investments, at value (cost—$654,200,775)	$654,200,775
Repurchase agreements, at value (cost—$364,362,000)	364,362,000
Total investments in securities, at value (cost—$1,018,562,775)	1,018,562,775
Cash	114
Receivable for investments sold	5,000,000
Receivable for interest	147,749
Other assets	36,403
Total assets	1,023,747,041

Liabilities:
Payable for investments purchased	7,996,407
Dividends payable to shareholders	88,773
Payable to Trustees	866
Accrued expenses and other liabilities	180,386
Total liabilities	8,266,432

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$1,015,449,731
Distributable earnings (losses)	30,878
Net assets	$1,015,480,609
Shares outstanding	1,015,446,168
Net asset value per share	$1.00

See accompanying notes to financial statements.

7

UBS Liquid Assets Government Fund

Statement of operations

For the six months ended October 31, 2020 (unaudited)
Investment income:
Interest	$1,334,306
Expenses:
Investment advisory and administration fees	157,198
Transfer agency fees	41,546
Custody and fund accounting fees	20,915
Trustees fees	11,247
Professional services fees	49,742
Printing and shareholder report fees	28,740
Federal and state registration fees	34,848
Insurance expense	8,943
Other	39,198
Total expenses	392,377
Fee waivers by investment advisor and administrator	(157,198)
Net expenses	235,179
Net investment income (loss)	1,099,127
Net increase (decrease) in net assets resulting from operations	$1,099,127

See accompanying notes to financial statements.

8

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$1,099,127	$30,954,423
Net realized gain (loss)	—	32,620
Net increase (decrease) in net assets resulting from operations	1,099,127	30,987,043
Total distributions	(1,099,127)	(30,958,829)
Net increase (decrease) in net assets from beneficial interest transactions	2,500,443	(1,221,689,145)
Net increase (decrease) in net assets	2,500,443	(1,221,660,931)
Net assets:

Beginning of period	1,012,980,166	2,234,641,097
End of period	$1,015,480,609	$1,012,980,166

See accompanying notes to financial statements.

9

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.017	0.022	0.011	0.004	0.002
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.017	0.022	0.011	0.004	0.002
Dividends from net investment income	(0.001)	(0.017)	(0.022)	(0.011)	(0.004)	(0.002)
Distributions from net realized gains	—	—	—	—	—	(0.000)[1]
Total dividends and distributions	(0.001)	(0.017)	(0.022)	(0.011)	(0.004)	(0.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.11%	1.75%	2.16%	1.14%	0.42%	0.18%[3]
Ratios to average net assets:
Expenses before fee waivers	0.07%[4]	0.07%	0.08%	0.10%	0.11%	0.13%
Expenses after fee waivers	0.04%[4]	0.04%	0.03%	0.05%	0.05%	0.07%
Net investment income (loss)	0.21%[4]	1.90%	2.20%	1.13%	0.45%	0.19%
Supplemental data:
Net assets, end of period (000’s)	$1,015,481	$1,012,980	$2,234,641	$1,099,902	$1,275,587	$628,919

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]

Effective April 15, 2016, the fund changed from being a “prime” money market fund able to invest in a wide range of governmental and nongovernmental debt securities to being a “government” money market fund focusing its investments in US government securities and related repurchase agreements backed by such securities; therefore, performance for prior periods reflects a different investment focus.

[4]	Annualized.

See accompanying notes to financial statements.

10

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

11

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or the Fund’s investment strategies and limitations may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

12

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2020 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

For the period ended October 31, 2020, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $11,990,597. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise

13

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	2,476,740,287	11,478,352,668
Shares repurchased	(2,475,658,398)	(12,732,775,243)
Dividends reinvested	1,418,554	32,733,430
Net increase (decrease) in shares outstanding	2,500,443	(1,221,689,145)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2020 was ordinary income in the amount of $30,958,829.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

14

UBS Liquid Assets Government Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the

16

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended April 30, 2020 and (b) annualized performance information for each year in the ten-year period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for all comparative periods, ranking first in the Performance Universe for the five- and ten-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

17

UBS Liquid Assets Government Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S217

Limited Purpose Cash Investment Fund

Semiannual Report  |  October 31, 2020

Limited Purpose Cash Investment Fund

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for Limited Purpose Cash Investment Fund (the “Fund”) for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period and yields remained extremely low. As a result, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund as of October 31, 2020 was

0.05%, versus 0.50% on April 30, 2020 (after fee waivers/expense reimbursements). (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed’s dot plot indicated that rates could stay anchored near zero through 2023.

Q.	How did you position the Fund over the reporting period?
A.

We tactically adjusted the Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—during the reporting period. The Fund’s weighted average maturity (WAM) was 52 days when the reporting period began. At period end on October 31, 2020, it was 48 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to invest heavily in US government and agency securities with the goal of reducing risk and keeping the Fund highly liquid.

Limited Purpose Cash Investment Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

April 11, 2017

Dividend payments:

Monthly

Limited Purpose Cash Investment Fund

Q.	What types of securities did the Fund emphasize?
A.

At the security level, we modestly reduced the Fund’s exposure to US Treasury obligations. In contrast, we slightly added to the Fund’s allocations to US government agency obligations and repurchase agreements backed by government securities. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds Limited Purpose Cash Investment Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

Limited Purpose Cash Investment Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2020	Ending account value[1] October 31, 2020	Expenses paid during period[2] 05/01/20 to 10/31/20	Expense ratio during the period

Actual	$1,000.00	$1,000.30	$0.30	0.06%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.90	0.31	0.06

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Limited Purpose Cash Investment Fund

Yields and characteristics at a glance—October 31, 2020 (unaudited)

Yields and Characteristics
Seven-Day current yield after fee waivers and/or expense reimbursements[1]	0.05%
Seven-Day effective yield after fee waivers and/or expense reimbursements[1]	0.05
Seven-Day current yield before fee waivers and/or expense reimbursements[1]	(0.01)
Seven-Day effective yield before fee waivers and/or expense reimbursements[1]	(0.01)
Weighted average maturity[2]	48 days

Portfolio composition[3]
U.S. Treasury obligations	55.7%
Repurchase agreements	36.9
U.S. government agency obligations	8.1
Liabilities in excess of other assets	(0.7)
Total	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3]	Weightings represent percentages of the Fund’s net assets as of the date indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in Limited Purpose Cash Investment Fund. Because the price of shares of Limited Purpose Cash Investment Fund will fluctuate, when you sell your shares in the fund, your shares may be worth more or less than what you originally paid for them. Limited Purpose Cash Investment Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if Limited Purpose Cash Investment Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in Limited Purpose Cash Investment Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Limited Purpose Cash Investment Fund’s sponsor has no legal obligation to provide financial support to Limited Purpose Cash Investment Fund, and you should not expect that the fund’s sponsor will provide financial support to Limited Purpose Cash Investment Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
U.S. government agency obligations—8.1%
Federal Home Loan Bank 0.090%, due 12/04/20[1]	$14,000,000	$13,998,880
0.100%, due 12/02/20[1]	24,000,000	23,998,200
0.100%, due 01/26/21	35,000,000	34,998,913
0.105%, due 12/18/20[1]	20,000,000	19,997,700
0.108%, due 11/13/20[1]	15,000,000	14,999,633
0.113%, due 02/26/21[1]	8,000,000	7,997,422
0.120%, due 03/05/21[1]	25,000,000	24,990,604
0.140%, due 11/19/20[1]	8,000,000	7,999,698
0.158%, due 11/12/20[1]	30,000,000	29,999,333
0.160%, due 02/16/21	8,000,000	7,999,583
0.164%, due 01/06/21[1]	30,000,000	29,994,583
0.165%, due 12/30/20[1]	30,000,000	29,995,650
0.190%, due 11/03/20[1]	15,000,000	14,999,967
0.280%, due 11/24/20[1]	16,000,000	15,999,218
Total U.S. government agency obligations (cost—$277,958,750)		277,969,384

U.S. Treasury obligations—55.7%
U.S. Cash Management Bill 0.092%, due 01/12/21[1]	23,000,000	22,996,144
0.099%, due 02/23/21[1]	28,000,000	27,991,826
0.100%, due 02/09/21[1]	49,000,000	48,983,156
0.101%, due 03/02/21[1]	73,000,000	72,975,667
0.105%, due 01/05/21[1]	19,000,000	18,996,960
0.107%, due 04/06/21[1]	26,000,000	25,988,878
0.111%, due 01/26/21[1]	85,000,000	84,971,902
0.112%, due 02/02/21[1]	43,000,000	42,989,561
0.112%, due 03/16/21[1]	170,000,000	169,941,151
0.113%, due 03/30/21[1]	26,000,000	25,988,777
0.119%, due 03/23/21[1]	21,000,000	20,992,186
0.120%, due 01/19/21[1]	18,000,000	17,996,685
U.S. Treasury Bills 0.083%, due 11/19/20[1]	100,000,000	99,996,222
0.094%, due 01/07/21[1]	40,000,000	39,993,767
0.102%, due 12/15/20[1]	19,000,000	18,998,071
0.102%, due 02/25/21[1]	26,000,000	25,991,591
0.109%, due 04/22/21[1]	19,000,000	18,990,810
0.112%, due 12/17/20	27,000,000	26,997,047
0.112%, due 12/24/20[1]	21,000,000	20,997,346
0.112%, due 02/04/21[1]	68,000,000	67,982,680
0.112%, due 03/25/21[1]	41,000,000	40,984,528
0.115%, due 02/11/21[1]	120,000,000	119,968,438
0.115%, due 02/18/21[1]	118,000,000	117,965,721
0.121%, due 01/14/21[1]	56,000,000	55,990,462
0.121%, due 01/28/21[1]	40,000,000	39,990,817
0.130%, due 11/17/20[1]	167,000,000	166,995,006
0.132%, due 11/27/20[1]	100,000,000	99,994,270
0.133%, due 01/21/21[1]	46,000,000	45,991,158
0.134%, due 12/29/20[1]	20,000,000	19,997,150
0.140%, due 12/08/20[1]	25,000,000	24,997,813
0.140%, due 12/22/20[1]	28,000,000	27,996,597
0.147%, due 11/12/20[1]	25,000,000	24,999,496
0.148%, due 12/03/20[1]	30,000,000	29,997,804
0.153%, due 11/05/20[1]	17,000,000	16,999,909
0.159%, due 11/24/20[1]	85,000,000	84,995,715
0.168%, due 11/03/20[1]	47,000,000	46,999,920

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes 1.750%, due 11/15/20	$18,000,000	$18,010,230
2.000%, due 11/30/20	16,000,000	16,022,750
2.000%, due 01/15/21	16,000,000	16,059,150
Total U.S. Treasury obligations (cost—$1,915,648,849)		1,915,717,361

Repurchase agreements—36.9%
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $772,662,800 U.S. Treasury Notes , 1.375% to 1.625% due 10/15/22 to 12/15/22; (value—$800,700,011); proceeds: $785,004,579	785,000,000	785,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $25,693,100 U.S. Treasury Inflation Index Note, 0.125% due 04/15/25 and $285,922,200 U.S. Treasury Note, 2.750% due 02/15/24; (value—$338,640,071); proceeds: $332,001,937	332,000,000	332,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 11/02/20, collateralized by $23,397,000 Federal Farm Credit Bank obligation, 0.156% due 05/28/21, $89,159,000 Federal Home Loan Mortgage Corp. obligations, 0.350% to 0.400% due 03/29/24 to 09/25/24 and $40,610,000 Federal National Mortgage Association obligation, zero coupon due 11/16/20; (value—$153,000,097); proceeds: $150,001,000	150,000,000	150,000,000
Total repurchase agreements (cost—$1,267,000,000)		1,267,000,000
Total investments (cost—$3,460,607,599 which approximates cost for federal income tax purposes)—100.7%		3,460,686,745

Liabilities in excess of other assets—(0.7)%		(25,625,023)
Net assets—100.0%		$3,435,061,722

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$277,969,384	$—	$277,969,384
U.S. Treasury obligations	—	1,915,717,361	—	1,915,717,361
Repurchase agreements	—	1,267,000,000	—	1,267,000,000
Total	$—	$3,460,686,745	$—	$3,460,686,745

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnote

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2020 (unaudited)

Assets:
Investments, at value (cost—$2,193,607,599)	$2,193,686,745
Repurchase agreements, at value (cost —$1,267,000,000)	1,267,000,000
Total investments in securities, at value (cost—$3,460,607,599)	3,460,686,745
Cash	288,428
Receivable for interest	389,447
Total assets	3,461,364,620

Liabilities:
Payable for investments purchased	25,988,322
Dividends payable to shareholders	163,141
Payable to affiliate	151,435
Total liabilities	26,302,898
Net assets	$3,435,061,722

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,434,521,018
Distributable earnings (losses)	540,704
Net assets	$3,435,061,722
Shares outstanding	3,435,739,388
Net asset value per share	$0.9998

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2020 (unaudited)
Investment income:
Interest	$4,748,307
Expenses:
Investment advisory and administration fees	1,820,018
Trustees’ fees and expenses	21,808
Total expenses	1,841,826
Fee waivers and/or expense reimbursements by investment advisor and administrator	(920,913)
Net expenses	920,913
Net investment income (loss)	3,827,394
Net change in unrealized appreciation (depreciation)	(3,130,606)
Net realized and unrealized gain (loss)	(3,130,606)
Net increase (decrease) in net assets resulting from operations	$696,788

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$3,827,394	$77,504,765
Net realized gain (loss)	—	461,517
Net change in unrealized appreciation (depreciation)	(3,130,606)	3,170,505
Net increase (decrease) in net assets resulting from operations	696,788	81,136,787
Total distributions	(3,827,394)	(77,504,765)
Net increase (decrease) in net assets from beneficial interest transactions	128,564,024	(623,525,497)
Net increase (decrease) in net assets	125,433,418	(619,893,475)
Net assets:

Beginning of period	3,309,628,304	3,929,521,779
End of period	$3,435,061,722	$3,309,628,304

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from April 11, 2017[1] to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$1.0008	$0.9999	$0.9998	$1.0000	$1.0000
Net investment income (loss)	0.0013	0.0179	0.0209	0.0109	0.0004
Net realized and unrealized gain (loss)	(0.0010)	0.0009	0.0001	(0.0002)	0.0000 [2]
Net increase (decrease) from operations	0.0003	0.0188	0.0210	0.0107	0.0004
Dividends from net investment income	(0.0013)	(0.0179)	(0.0209)	(0.0109)	(0.0004)
Net asset value, end of period	$0.9998	$1.0008	$0.9999	$0.9998	$1.0000
Total investment return[3]	0.03%	1.89%	2.12%	1.07%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[4]	0.12%	0.12%	0.12%	0.12%[4]
Expenses after fee waivers and/or expense reimbursements	0.06%[4]	0.06%	0.06%	0.06%	0.06%[4]
Net investment income (loss)	0.25%[4]	1.84%	2.04%	1.13%	0.72%[4]
Supplemental data:
Net assets, end of period (000’s)	$3,435,062	$3,309,628	$3,929,522	$7,090,380	$1,969,964

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.

See accompanying notes to financial statements.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) (formerly UBS Money Series), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—Consistent with Rule 2a-7, the Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering document).

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate to temporarily restrict redemptions in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount a shareholder receives upon redemption of its shares. The Fund retains the liquidity fees for the benefit of remaining shareholders. For the period ended October 31, 2020, the Board of the Fund did not impose any liquidity fees and/or redemption gates.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable sub-advisor to present minimal credit risks .

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2020, UBS AM is owed $614,174 by the Fund, representing investment advisory and administration fees.

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2021, do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2020, UBS AM waived $920,913 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2020, UBS AM owed the Fund $462,739 in fee waivers.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of the Fund’s average daily net assets. At October 31, 2020, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund . The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2020, the Fund purchased and sold certain securities

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

(e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $29,975,905. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2020		For the year ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	9,260,023,483	$9,260,654,301	24,509,522,057	$24,516,493,262
Shares repurchased	(9,132,438,614)	(9,133,363,741)	(25,165,844,997)	(25,173,433,672)
Dividends reinvested	1,272,973	1,273,464	33,410,264	33,414,913
Net increase (decrease)	128,857,842	$128,564,024	(622,912,676)	$(623,525,497)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal period ended April 30, 2020 was ordinary income in the amount of $77,504,765.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$79,146
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$79,146

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in April 2017, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Limited Purpose Cash Investment Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund makes portfolio holdings information available to shareholders at the following internet address: www.lpcif.com. Investors also may find additional information about the Fund at www.lpcif.com.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

15

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of

16

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (total expenses were lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one- and three-year and since inception periods ended April 30, 2020 and (b) annualized performance information for each year in the three-year period ended April 30, 2020. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the median for the one-year period and slightly below median for the three-year and since inception periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any

17

Limited Purpose Cash Investment Fund

Board approval of management contract (unaudited)

economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

18

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

UBS RMA Government Money Market Fund

Semiannual Report  |  October 31, 2020

UBS RMA Government Money Market Fund

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for UBS RMA Government Money Market Fund for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period, and yields remained extremely low. As a result, the Fund’s yield was also low during the reporting period.

The seven-day current yield for the Fund (after fee waivers/expense reimbursements) as of October 31, 2020 was 0.01%, unchanged from April 30, 2020. (For more information on the Fund’s performance, refer to “Yields and characteristics at a glance” on page 4.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed’s dot plot indicated that rates could stay anchored near zero through 2023.

Q.	How did you position the Fund over the reporting period?
A.

The Fund is a “feeder fund,” investing all of its assets in a “master fund,” namely Government Master Fund. We tactically adjusted Government Master Fund’s weighted average maturity (WAM)—which is the weighted average maturity of the securities in its portfolio—throughout the reporting period. The Fund’s WAM was 48 days when the reporting period began. At period end on October 31, 2020, it was 46 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.

At the issuer level, we continued to invest heavily in US government and agency securities and repurchase agreements backed by US government and agency securities with the goal of reducing risk and keeping the Fund highly liquid. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

UBS RMA Government Money Market Fund

Investment goal:

Maximum current income consistent with liquidity and the preservation of capital.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

June 24, 2016

Dividend payments:

Monthly

1

UBS RMA Government Money Market Fund

Q.	What types of securities did the Government Master Fund emphasize?
A.

At the security level, we decreased the Master Fund’s exposures to US government agency obligations and repurchase agreements backed by government securities. In contrast, we increased the Master Fund’s allocation to US Treasury obligations.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.	David J. Walczak Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Executive Director UBS Asset Management (Americas) Inc.

Robert Sabatino Portfolio Manager—UBS Series Funds UBS RMA Government Money Market Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Website at www.ubs.com/am-us.

2

UBS RMA Government Money Market Fund

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (non-12-b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since the Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other program fees as these are external to the Fund and relate to those programs.

	Beginning account value May 1, 2020	Ending account value October 31, 2020[2]	Expenses paid during period 05/01/20 to 10/31/20[3]	Expense ratio during the period

Actual	$1,000.00	$1,000.10	$1.12	0.22%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.10	1.12	0.22

[1]	The expenses for the Fund reflect the expenses of the corresponding master fund in which it invests in addition to its own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

3

UBS RMA Government Money Market Fund

Yields and characteristics at a glance—October 31, 2020 (unaudited)

UBS RMA Government Money Market Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.44)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.44)
Weighted average maturity[2]	46 days

You could lose money by investing in UBS RMA Government Money Market Fund. Although the related money market master fund seeks to preserve the value of your investment so that the shares of UBS RMA Government Money Market Fund are at $1.00 per share, the related money market master fund cannot guarantee it will do so. An investment in UBS RMA Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS RMA Government Money Market Fund’s sponsor has no legal obligation to provide financial support to UBS RMA Government Money Market Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS RMA Government Money Market Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

4

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2020 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,104,556,699, which approximates cost for federal income tax purposes)	$1,104,556,699
Receivable from affiliate	394,384
Other assets	44,333
Total assets	1,104,995,416

Liabilities:
Dividends payable to shareholders	7,674
Accrued expenses and other liabilities	539,188
Total liabilities	546,862

Net assets:
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,104,436,883 outstanding	$1,104,436,883
Distributable earnings (losses)	11,671
Net assets	$1,104,448,554
Net asset value per share	$1.00

See accompanying notes to financial statements.

5

UBS RMA Government Money Market Fund

Statement of operations

For the six months ended October 31, 2020 (unaudited)
Investment income:
Interest income allocated from Master Fund	$877,977
Expenses allocated from Master Fund	(384,519)
Net investment income allocated from Master Fund	493,458
Expenses:
Administration fees	381,261
Service fees	960,887
Transfer agency and related services fees	426,211
Accounting fees	648
Trustees’ fees	13,135
Professional fees	34,966
Reports and notices to shareholders	74,702
State registration fees	62,246
Insurance fees	18,922
Other expenses	25,529
Total expenses	1,998,507
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	(1,543,484)
Net expenses	455,023
Net investment income (loss)	38,435
Net realized gain (loss) allocated from Master Fund	5,681
Net increase (decrease) in net assets resulting from operations	$44,116

See accompanying notes to financial statements.

6

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$38,435	$47,648,491
Net realized gain (loss)	5,681	127,569
Net increase (decrease) in net assets resulting from operations	44,116	47,776,060
Total distributions	(38,435)	(47,788,292)
Net increase (decrease) in net assets from beneficial interest transactions	409,502,777	(4,214,421,961)
Net increase (decrease) in net assets	409,508,458	(4,214,434,193)
Net assets:

Beginning of period	694,940,096	4,909,374,289
End of period	$1,104,448,554	$694,940,096

See accompanying notes to financial statements.

7

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (Unaudited)	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.013	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.013	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends, distributions and return of capital	(0.000)[2]	(0.013)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	1.30%	1.70%	0.69%	0.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.62%[5]	0.51%	0.49%	0.49%	0.48%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.22%[5]	0.50%	0.49%	0.49%	0.41%[5]
Net investment income (loss)[4]	0.01%[5]	1.65%	1.68%	0.67%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,104,449	$694,940	$4,909,374	$5,762,262	$8,216,903

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

8

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (9.45% at October 31, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution

9

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Fund	0.10%

At October 31, 2020, the Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
RMA Government Fund	$173,459

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that the Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, and for the period ended October 31, 2020, UBS AM voluntarily waived, the below amount, which is not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
RMA Government Fund	$411,818	$771,742

10

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plans, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Shareholder servicing fee
RMA Government Fund	0.25%

At October 31, 2020, the Fund owed UBS AM—US for shareholder servicing fees as follows:

Fund	Amount owed to UBS AM—US
RMA Government Fund	$361,988

In addition, UBS AM—US may voluntarily undertake to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, and for the period ended October 31, 2020, UBS AM—US owed and voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM—US	Amount waived by UBS AM—US
RMA Government Fund	$518,013	$771,742

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the six months ended October 31, 2020, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees as follows:

RMA Government Fund	$230,985

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

RMA Government Money Market Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	9,738,265,042	42,606,715,503
Shares repurchased	(9,328,793,023)	(46,870,396,622)
Dividends reinvested	30,758	49,259,158
Net increase (decrease) in shares outstanding	409,502,777	(4,214,421,961)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2020 was ordinary income in the amount of $47,788,292.

11

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

12

UBS RMA Government Money Market Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Fund and Master Fund file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Fund and Master Fund make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

13

Master Trust

Semiannual Report  |  October 31, 2020

Includes:

•	Government Master Fund

Government Master Fund

Understanding Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5%

hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period[1] 05/01/20 to 10/31/20	Expense ratio during the period

Government Master Fund
Actual	$1,000.00	$1,000.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

Characteristics
Weighted average maturity[1]	46 days

Portfolio composition[2]
U.S. government agency obligations	40.1%
Repurchase agreements	35.3
U.S. Treasury obligations	24.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
U.S. government agency obligations—40.1%
Federal Farm Credit Bank 0.100%, due 02/22/21[1]	$25,000,000	$24,992,222
0.100%, due 10/08/21	67,500,000	67,483,230
0.120%, due 03/16/21[1]	39,000,000	38,982,580
0.120%, due 05/20/21[1]	125,000,000	124,917,083
0.130%, due 05/06/21[1]	25,000,000	24,983,299
0.150%, due 12/23/20[1]	34,000,000	33,992,775
0.150%, due 04/27/21[1]	25,000,000	24,981,667
0.150%, due 05/26/21	55,000,000	54,997,840
0.180%, due 04/01/21[1]	25,000,000	24,981,250
0.180%, due 07/13/21	53,000,000	53,000,000
SOFR + 0.110%, 0.200%, due 11/01/20 [2]	78,000,000	78,000,000
0.200%, due 11/06/20[1]	97,000,000	96,997,844
0.200%, due 04/19/21[1]	75,000,000	74,930,000
SOFR + 0.160%, 0.250%, due 11/01/20[2]	35,000,000	35,000,000
Federal Home Loan Bank
0.090%, due 12/04/20[1]	61,000,000	60,995,120
0.100%, due 12/02/20[1]	116,000,000	115,990,333
0.100%, due 01/26/21	118,000,000	117,999,346
0.105%, due 12/18/20[1]	94,000,000	93,987,388
1 mo. USD LIBOR - 0.050%, 0.106%, due 11/27/20[2]	49,000,000	49,000,000
1 mo. USD LIBOR - 0.040%, 0.107%, due 11/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR - 0.040%, 0.107%, due 11/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR - 0.040%, 0.107%, due 11/18/20[2]	90,000,000	90,000,000
0.108%, due 11/13/20[1]	76,000,000	75,997,492
0.113%, due 02/26/21[1]	38,000,000	37,986,225
0.115%, due 12/09/20[1]	53,000,000	52,993,736
1 mo. USD LIBOR - 0.030%, 0.117%, due 11/12/20[2]	47,000,000	47,000,000
0.120%, due 01/11/21	69,000,000	69,000,398
0.120%, due 03/05/21[1]	60,000,000	59,975,400
0.120%, due 03/12/21[1]	76,000,000	75,967,067
SOFR + 0.050%, 0.140%, due 11/02/20[2]	100,000,000	100,000,000
0.140%, due 11/19/20[1]	37,000,000	36,997,554
0.140%, due 11/30/20[1]	50,000,000	49,994,555
SOFR + 0.055%, 0.145%, due 11/02/20[2]	100,000,000	100,000,000
0.150%, due 04/27/21	50,000,000	49,998,260
0.160%, due 02/16/21	37,000,000	36,999,598
0.160%, due 04/05/21	50,000,000	49,997,359
SOFR + 0.090%, 0.180%, due 11/02/20[2]	46,000,000	46,000,000
0.185%, due 05/26/21[1]	75,000,000	74,920,990
0.185%, due 06/24/21[1]	52,000,000	51,937,470
0.190%, due 01/11/21[1]	100,000,000	99,963,055
0.200%, due 01/19/21	44,500,000	44,500,124
0.200%, due 04/29/21[1]	71,000,000	70,929,789
0.210%, due 04/23/21[1]	75,000,000	74,924,750
SOFR + 0.140%, 0.230%, due 11/02/20[2]	114,000,000	114,000,000

	Face amount	Value
US government and agency obligations—(concluded)
SOFR + 0.150%, 0.240%, due 11/02/20[2]	$116,000,000	$116,000,000
0.240%, due 01/06/21[1]	53,000,000	52,977,033
SOFR + 0.160%, 0.250%, due 11/02/20[2]	114,000,000	114,000,000
0.280%, due 11/24/20[1]	72,000,000	71,987,680
SOFR + 0.230%, 0.320%, due 11/02/20[2]	335,000,000	335,000,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	188,000,000	188,008,128
0.340%, due 11/16/20[1]	113,000,000	112,985,059
0.350%, due 12/29/20[1]	200,000,000	199,889,167
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.185%, due 11/01/20[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.190%, due 11/01/20[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.280%, due 11/01/20[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 11/01/20[2]	90,000,000	90,002,731
SOFR + 0.180%, 0.270%, due 11/01/20[2]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	52,627,083
Total U.S. government agency obligations (cost—$4,679,772,680)		4,679,772,680

U.S. Treasury obligations—24.5%
U.S. Cash Management Bill
0.102%, due 02/09/21[1]	86,000,000	85,976,232
0.105%, due 01/05/21[1]	92,000,000	91,983,154
0.107%, due 04/06/21[1]	91,000,000	90,959,126
0.112%, due 02/02/21[1]	110,000,000	109,969,078
0.113%, due 02/02/21[1]	108,000,000	107,969,364
0.113%, due 03/30/21[1]	88,000,000	87,959,662
0.119%, due 03/23/21[1]	89,000,000	88,959,216
0.120%, due 01/19/21[1]	95,000,000	94,975,712
U.S. Treasury Bills
0.099%, due 01/28/21[1]	91,000,000	90,978,558
0.102%, due 11/17/20[1]	91,000,000	90,996,189
0.102%, due 02/25/21[1]	91,000,000	90,970,785
0.102%, due 12/15/20[1]	91,000,000	90,989,022
0.107%, due 02/04/21[1]	150,000,000	149,958,679
0.109%, due 04/22/21[1]	91,000,000	90,953,749
0.110%, due 12/03/20[1]	50,000,000	49,995,350
0.112%, due 12/24/20[1]	111,000,000	110,982,363
0.117%, due 03/25/21[1]	81,000,000	80,962,999
0.121%, due 02/18/21[1]	94,000,000	93,966,442
0.122%, due 02/11/21[1]	94,000,000	93,968,353
0.122%, due 07/15/21[1]	100,000,000	99,914,646
0.128%, due 01/21/21[1]	93,000,000	92,973,857
0.132%, due 01/28/21[1]	66,000,000	65,979,265
0.134%, due 12/29/20[1]	94,000,000	93,980,279
0.153%, due 11/05/20[1]	78,000,000	77,999,022
0.158%, due 11/03/20[1]	93,000,000	92,999,598
0.164%, due 11/27/20[1]	115,000,000	114,987,062

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	$70,000,000	$70,011,606
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	143,000,000	142,953,998
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	97,000,000	97,058,278
1.750%, due 11/15/20	44,000,000	44,003,516
2.000%, due 11/30/20	39,000,000	39,046,986
2.000%, due 01/15/21	39,000,000	39,126,465
Total U.S. Treasury obligations (cost—$2,864,508,611)		2,864,508,611

Repurchase agreements—35.3%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $145,790,681 Federal Home Loan Mortgage Corp. obligations, 2.131% to 5.000% due 03/01/49 to 09/01/50 and $215,088,788 Federal National Mortgage Association obligations, 2.000% to 2.716% due 04/01/47 to 10/01/50; (value—$346,800,001); proceeds: $340,002,550	340,000,000	340,000,000
Repurchase agreement dated 10/30/20 with Toronto-Dominion Bank, 0.090% due 11/02/20, collateralized by $192,234,664 Federal Home Loan Mortgage Corp. obligations, 0.448% to 4.000% due 05/15/30 to 07/25/50, $545,128,017 Federal National Mortgage Association obligations, 0.449% to 9.000% due 12/01/20 to 09/01/50 and $39,590,956 Government National Mortgage Association obligations, 2.000% to 3.500% due 07/16/40 to 08/20/49; (value—$306,000,001); proceeds: $300,002,250	300,000,000	300,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.170% due 12/04/20, collateralized by $132,909,462 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.000% due 02/15/37 to 10/25/50, $257,942,804 Federal National Mortgage Association obligations, 2.250% to 4.500% due 08/01/33 to 07/01/50 and $51,293,157 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/41 to 03/20/49; (value—$306,000,000); proceeds: $300,466,083[3]	300,000,000	300,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $81,966,672 Federal Home Loan Mortgage Corp. obligations, 2.332% to 4.000% due 12/01/35 to 05/01/49, $147,772,362 Federal National Mortgage Association obligations, 1.500% to 5.000% due 10/01/30 to 09/25/59 and $26,142,988 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/39 to 11/20/48; (value—$76,500,000); proceeds: $75,000,500	$75,000,000	$75,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $1,717,866,400 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$2,050,200,007); proceeds: $2,010,011,725	2,010,000,000	2,010,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.090% due 11/02/20, collateralized by $759,083,171 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.500% due 05/01/25 to 11/01/50, $2,316,017,776 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/01/23 to 11/01/50 and $791,235 Government National Mortgage Association obligation, 5.500% due 07/20/34; (value—$714,000,000); proceeds: $700,005,250	$700,000,000	$700,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/28/21, collateralized by $1,334,055,758 Federal Home Loan Mortgage Corp. obligations, 0.080% to 17.167% due 01/25/23 to 07/15/49 and $439,882,516 Federal National Mortgage Association obligations, 3.000% to 6.500% due 02/25/33 to 11/25/50; (value—$103,000,000); proceeds: $100,099,167[3]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $672,647,565 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 09/01/23 to 10/01/50, $69,157,702 Federal National Mortgage Association obligations, 2.053% to 6.500% due 04/01/25 to 03/01/46 and $20,215,021 Government National Mortgage Association obligations, 2.500% to 3.500% due 01/20/49 to 10/15/57; (value—$306,000,000); proceeds: $300,030,000[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$4,125,000,000)		4,125,000,000
Total investments (cost — $11,669,281,291 which approximates cost for federal income tax purposes) — 99.9%		11,669,281,291

Other assets in excess of liabilities—0.1%		16,672,301
Net assets — 100.0%		$11,685,953,592

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$4,679,772,680	$—	$4,679,772,680
U.S. Treasury obligations	—	2,864,508,611	—	2,864,508,611
Repurchase agreements	—	4,125,000,000	—	4,125,000,000
Total	$—	$11,669,281,291	$—	$11,669,281,291

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

Portfolio acronyms

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Government Master Trust

Statement of assets and liabilities

October 31, 2020 (unaudited)

Assets:
Investments, at value (cost—$7,544,281,291)	$ 7,544,281,291
Repurchase agreements (cost—$4,125,000,000)	4,125,000,000
Total investments in securities, at value (cost—$ 11,669,281,291)	11,669,281,291
Cash	3,753,707
Receivable for investments sold	102,000,000
Receivable for interest	2,925,736
Total assets	11,777,960,734

Liabilities:
Payable for investments purchased	90,959,125
Payable to affiliate	1,048,017
Total liabilities	92,007,142
Net assets, at value	$11,685,953,592

See accompanying notes to financial statements.

Government Master Trust

Statement of operations

For the six months ended October 31, 2020 (unaudited)
Investment income:
Interest	$17,143,702
Expenses:
Investment advisory and administration fees	7,179,128
Trustees’ fees	31,062
Net expenses	7,210,190
Net investment income (loss)	9,933,512
Net realized gain (loss)	147,945
Net increase (decrease) in net assets resulting from operations	$10,081,457

See accompanying notes to financial statements.

Government Master Trust

Statement of changes in net assets

	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,933,512	$240,863,481
Net realized gain (loss)	147,945	481,629
Net increase (decrease) in net assets resulting from operations	10,081,457	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(6,086,803,235)	3,242,842,988
Net increase (decrease) in net assets	(6,076,721,778)	3,484,188,098
Net assets:

Beginning of period	17,762,675,370	14,278,487,272
End of period	$11,685,953,592	$17,762,675,370

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 unaudited	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.14%[2]	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.07%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$11,685,954	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Fund’s portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Government Master Fund

Notes to financial statements (unaudited)

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time the Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 of the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Government Master Fund

Notes to financial statements (unaudited)

Under certain circumstances, the Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Master Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Master Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2020, the Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amount owed to UBS AM
Government Master Fund	$1,048,017

Government Master Fund

Notes to financial statements (unaudited)

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2020, UBS AM did not owe the Master Fund any additional reductions in management fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, and during the period ended October 31, 2020, UBS AM did not owe and/or waive fees under this additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Fund may conduct transactions, resulting in him being an interested trustee of the Master Fund. The Master Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the period ended October 31, 2020, the Master Fund did not purchase or sell certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley.

If any such transactions had occurred, Morgan Stanley would have received compensation in connection with such trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$17,198,374,454	$46,835,779,003
Withdrawals	(23,285,177,689)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(6,086,803,235)	$3,242,842,988

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of April 30, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2020, the Fund did not incur any interest or penalties.

Each of the tax years since the Fund’s inception in June 2016, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Government Master Fund

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Fund files its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Fund’s reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Fund makes portfolio holdings information available to interestholders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. Investors also may find additional information about the Master Fund at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Master Fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Government Master Fund

Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust. In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Fund by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Fund and the corresponding SEC-registered “feeder funds” that invest in the Master Fund (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Master Fund’s and each Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Fund and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Fund’s and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Fund and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Master Fund’s and each Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, the Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears the Master Fund’s expenses in proportion to its investment in the Master Fund. Therefore, in making its determination regarding the Master Fund’s fees, the board assessed (i) the

Government Master Fund

Board approval of management contract (unaudited)

Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Government Preferred Feeder Fund and Select Government Investor Feeder Fund through August 31, 2021. The board also noted that management would pass through to the benefit of the Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing the Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of the Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management noted that while the RMA Government Money Market Feeder Fund’s total expenses were above the Expense Group median, the RMA Government Money Market Feeder Fund’s Contractual Management Fee and Actual Management Fee was below or at the Expense Group median. Management explained that the RMA Government Money Market Feeder Fund’s higher relative total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government

Government Master Fund

Board approval of management contract (unaudited)

Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s overall expenses were below the median by slightly less than 5 basis points (i.e., 0.05%).

In light of the foregoing, the board determined that the management fees for the Master Fund continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Master Fund under the Management Contract.

Fund performance—In considering the Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2020 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with the Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Based on its review, the board concluded that the Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Fund and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Fund and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Fund’s assets grew, whether the Master Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Fund. The board considered whether economies of scale in the provision of services to the Master Fund were being passed along to the Feeder Funds’ shareholders.

The board noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

31

Government Master Fund

Board approval of management contract (unaudited)

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

32

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1661

UBS Institutional/Reserves Funds

Semiannual Report  |  October 31, 2020

Includes:

•	UBS Select Prime Institutional Fund
•	UBS Select ESG Prime Institutional Fund
•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Prime Reserves Fund
•	UBS Tax-Free Reserves Fund

UBS Institutional/Reserves Funds

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for the UBS Institutional/Reserves Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Government Institutional Fund, UBS Select Treasury Institutional Fund, UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund (the “Funds”) for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period, and yields remained extremely low. As a result, the Funds’ yields were also low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements, if any) were as follows:

•	UBS Select Prime Institutional Fund: 0.03% on October 31, 2020, versus 0.64% as of April 30, 2020.

•	UBS Select ESG Prime Institutional Fund: 0.08% on October 31, 2020, versus 0.69% as of April 30, 2020.

•	UBS Select Government Institutional Fund: 0.01% as of October 31, 2020, versus 0.19% as of April 30, 2020.

•	UBS Select Treasury Institutional Fund: 0.01% on October 31, 2020, versus 0.17% as of April 30, 2020.

•	UBS Prime Reserves Fund: 0.02% on October 31, 2020, versus 0.63% as of April 30, 2020.

•	UBS Tax-Free Reserves Fund: 0.01% on October 31, 2020, versus 0.03% as of April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In

UBS Select Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and capital preservation

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Institutional Fund—August 10, 1998;

UBS Select Government Institutional Fund—July 26, 2016; UBS Select Treasury Institutional Fund—March 23, 2004;

UBS Prime Reserves Fund—January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Institutional Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Institutional/Reserves Funds

the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023.

UBS Tax-Free Reserves Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

Charles W. Grande

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend payments:

Monthly

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Institutional Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on October 31, 2020, the Master Fund’s WAM was 39 days.

At the issuer level, we maintained a high level of diversification with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to repurchase agreements and US Treasury obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposures to certificates of deposit, commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Select ESG Prime Institutional Fund invests was 41 days when the reporting period began. By the end of the review period on October 31, 2020 the Master Fund had a WAM of 46 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. We also initiated a position in US Treasury obligations. In contrast, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Select Government Institutional Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31,

2

UBS Institutional/Reserves Funds

2020, it was 46 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to US government agency obligations and repurchase agreements backed by government securities.

•

The WAM for the Master Fund in which UBS Select Treasury Institutional Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 48 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by US Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Reserves Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 42 days. Over the review period, we increased the Master Fund’s exposures to US Treasury obligations and time deposits. Conversely, we decreased its exposure to commercial paper and repurchase agreements, and modestly pared its allocations to US government agency obligations and certificates of deposit.

•

The WAM for the Master Fund in which UBS Tax-Free Reserves Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

3

UBS Institutional/Reserves Funds

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

UBS Tax-Free Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Robert Sabatino

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Managing Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Institutional Fund

UBS Select ESG Prime Institutional Fund

UBS Select Government Institutional Fund

UBS Select Treasury Institutional Fund

UBS Prime Reserves Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Reserves Fund Executive Director UBS Asset Management (Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.	Charles W. Grande Portfolio Manager— UBS Tax-Free Reserves Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

4

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Institutional/Reserves Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value[2] October 31, 2020	Expenses paid during period[3] 05/01/20 to 10/31/20	Expense ratio during the period

UBS Select Prime Institutional Fund
Actual	$1,000.00	$1,000.70	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select ESG Prime Institutional Fund
Actual	$1,000.00	$1,000.80	$0.41	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

UBS Select Government Institutional Fund
Actual	$1,000.00	$1,000.30	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Select Treasury Institutional Fund
Actual	$1,000.00	$1,000.40	$0.86	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.87	0.17

UBS Prime Reserves Fund
Actual	$1,000.00	$1,000.90	$0.91	0.18%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.92	0.18

UBS Tax-Free Reserves Fund
Actual	$1,000.00	$1,000.10	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.03%
Seven-day effective yield after fee waivers[1]	0.03
Seven-day current yield before fee waivers[1]	0.03
Seven-day effective yield before fee waivers[1]	0.03
Weighted average maturity[2]	39 days

UBS Select ESG Prime Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.08%
Seven-day effective yield after fee waivers[1]	0.08
Seven-day current yield before fee waivers[1]	(0.02)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	46 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Institutional Fund’s and UBS Select ESG Prime Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Institutional Fund and UBS Select ESG Prime Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (continued)

UBS Select Government Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.02)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	46 days

UBS Select Treasury Institutional Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.03)
Seven-day effective yield before fee waivers[1]	(0.03)
Weighted average maturity[2]	48 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Institutional Fund’s sponsor and UBS Select Treasury Institutional Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Institutional Fund and UBS Select Treasury Institutional Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Institutional/Reserves Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (concluded)

UBS Prime Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.02%
Seven-day effective yield after fee waivers[1]	0.02
Seven-day current yield before fee waivers[1]	0.02
Seven-day effective yield before fee waivers[1]	0.02
Weighted average maturity[2]	42 days

UBS Tax-Free Reserves Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.04)
Seven-day effective yield before fee waivers[1]	(0.04)
Weighted average maturity[2]	16 days

Investments in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund or may temporarily suspend your ability to sell shares of UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Reserves Fund’s sponsor and UBS Tax-Free Reserves Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Reserves Fund and UBS Tax-Free Reserves Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2020 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$8,058,484,590	$281,666,308

Investments in Master Fund, at value	8,058,929,538	281,678,727

Liabilities:
Dividends payable to shareholders	260,914	14,339
Payable to affiliate	569,917	8,463
Total liabilities	830,831	22,802
Net assets	$8,058,098,707	$281,655,925
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 8,055,545,868; 281,512,827; 3,312,449,423; 11,437,830,444; 3,522,647,010 and 878,570,953 outstanding, respectively	$8,057,592,800	$281,642,923
Distributable earnings (losses)	505,907	13,002
Net assets	$8,058,098,707	$281,655,925
Net asset value per share	$1.0003	$1.0005

10

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$3,312,706,504	$11,438,398,615	$3,523,001,419	$878,591,333

3,312,706,504	11,438,398,615	3,523,001,419	878,591,333

28,809	101,833	63,267	7,923
143,989	466,338	255,858	12,214
172,798	568,171	319,125	20,137
$3,312,533,706	$11,437,830,444	$3,522,682,294	$878,571,196
$3,312,449,423	$11,437,830,444	$3,522,647,010	$878,570,953
84,283	—	35,284	243
$3,312,533,706	$11,437,830,444	$3,522,682,294	$878,571,196
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	UBS Select Prime Institutional Fund	UBS Select ESG Prime Institutional Fund
Investment income:
Interest income allocated from Master Fund	$17,303,145	$144,759
Expenses allocated from Master Fund	(4,913,484)	(59,362)
Expense waiver allocated from Master Fund	—	59,362
Net investment income allocated from Master Fund	12,389,661	144,759
Expenses:
Administration fees	3,906,773	40,335
Trustees’ fees	23,319	7,147
	3,930,092	47,482
Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—
Net expenses	3,930,092	47,482
Net investment income (loss)	8,459,569	97,277
Net realized gain (loss) allocated from Master Fund	(698)	583
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(1,708,559)	(17,291)
Net increase (decrease) in net assets resulting from operations	$6,750,312	$80,569

12

UBS Institutional/Reserves Funds

UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Prime Reserves Fund	UBS Tax-Free Reserves Fund

$5,110,430	$17,182,571	$7,818,532	$1,068,628
(2,118,108)	(6,708,099)	(2,181,347)	(671,435)
—	—	—	15,982
2,992,322	10,474,472	5,637,185	413,175

1,681,033	5,354,662	1,730,486	527,967
13,246	29,614	14,287	9,149
1,694,279	5,384,276	1,744,773	537,116
(89,735)	(355,356)	—	(231,301)
1,604,544	5,028,920	1,744,773	305,815
1,387,778	5,445,552	3,892,412	107,360
52,927	—	—	—
—	—	—	—
$1,440,705	$5,445,552	$3,892,412	$107,360

See accompanying notes to financial statements.

13

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Prime Institutional Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$8,459,569	$195,954,030
Net realized gain (loss)	(698)	61,668
Net change in unrealized appreciation (depreciation)	(1,708,559)	1,713,906
Net increase (decrease) in net assets resulting from operations	6,750,312	197,729,604
Total distributions	(8,459,569)	(195,963,990)
Net increase (decrease) in net assets from beneficial interest transactions	(1,274,354,252)	(448,237,331)
Net increase (decrease) in net assets	(1,276,063,509)	(446,471,717)
Net assets:

Beginning of period	9,334,162,216	9,780,633,933
End of period	$8,058,098,707	$9,334,162,216

	UBS Select ESG Prime Institutional Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$97,277	$82,215
Net realized gain (loss)	583	—
Net change in unrealized appreciation (depreciation)	(17,291)	29,710
Net increase (decrease) in net assets resulting from operations	80,569	111,925
Total distributions	(97,277)	(82,215)
Net increase (decrease) in net assets from beneficial interest transactions	235,263,782	46,379,141
Net increase (decrease) in net assets	235,247,074	46,408,851
Net assets:

Beginning of period	46,408,851	—
End of period	$281,655,925	$46,408,851

[1]	Commencement of operations.

See accompanying notes to financial statements.

14

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$1,387,778	$44,150,833
Net realized gain (loss)	52,927	86,916
Net increase (decrease) in net assets resulting from operations	1,440,705	44,237,749
Total distributions	(1,387,778)	(44,228,130)
Net increase (decrease) in net assets from beneficial interest transactions	(2,504,664,569)	3,693,806,479
Net increase (decrease) in net assets	(2,504,611,642)	3,693,816,098
Net assets:

Beginning of period	5,817,145,348	2,123,329,250
End of period	$3,312,533,706	$5,817,145,348

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$5,445,552	$116,853,239
Net realized gain (loss)	—	7,622
Net increase (decrease) in net assets resulting from operations	5,445,552	116,860,861
Total distributions	(5,445,552)	(116,861,036)
Net increase (decrease) in net assets from beneficial interest transactions	(1,916,648,227)	6,419,942,054
Net increase (decrease) in net assets	(1,916,648,227)	6,419,941,879
Net assets:

Beginning of period	13,354,478,671	6,934,536,792
End of period	$11,437,830,444	$13,354,478,671

See accompanying notes to financial statements.

15

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Prime Reserves Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$3,892,412	$60,684,686
Net realized gain (loss)	—	35,284
Net increase (decrease) in net assets resulting from operations	3,892,412	60,719,970
Total distributions	(3,892,412)	(60,684,686)
Net increase (decrease) in net assets from beneficial interest transactions	(307,361,383)	1,030,049,418
Net increase (decrease) in net assets	(307,361,383)	1,030,084,702
Net assets:

Beginning of period	3,830,043,677	2,799,958,975
End of period	$3,522,682,294	$3,830,043,677

	UBS Tax-Free Reserves Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$107,360	$19,554,244
Net increase (decrease) in net assets resulting from operations	107,360	19,554,244
Total distributions	(107,360)	(19,554,244)
Net increase (decrease) in net assets from beneficial interest transactions	(1,094,496,326)	295,192,304
Net increase (decrease) in net assets	(1,094,496,326)	295,192,304
Net assets:

Beginning of period	1,973,067,522	1,677,875,218
End of period	$878,571,196	$1,973,067,522

See accompanying notes to financial statements.

16

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0008	0.0182	0.0222	0.0133	0.0057	0.002
Net realized and unrealized gain (loss)	(0.0002)	0.0004	0.0000 [1]	(0.0001)	0.0004	0.000 [2]
Net increase (decrease) from operations	0.0006	0.0186	0.0222	0.0132	0.0061	0.002
Dividends from net investment income	(0.0008)	(0.0182)	(0.0222)	(0.0133)	(0.0057)	(0.002)
Distributions from net realized gains	—	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0002)	(0.000)[2]
Total dividends and distributions	(0.0008)	(0.0182)	(0.0222)	(0.0133)	(0.0059)	(0.002)
Net asset value, end of period	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002	$1.00
Total investment return[3]	0.07%	1.88%	2.24%	1.33%	0.61%	0.17%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[4]	0.18%[5]	0.18%	0.16%	0.12%	0.15%	0.18%
Net investment income (loss)[4]	0.17%[5]	1.83%	2.26%	1.37%	0.51%	0.18%
Supplemental data:
Net assets, end of period (000’s)	$8,058,099	$9,334,162	$9,780,634	$5,226,567	$2,307,192	$4,355,349

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

17

UBS Select ESG Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0008	$1.0000
Net investment income (loss)	0.0010	0.0036
Net realized gain (loss)	(0.0003)	0.0008
Net increase (decrease) from operations	0.0007	0.0044
Dividends from net investment income	(0.0010)	(0.0036)
Net asset value, end of period	$1.0005	$1.0008
Total investment return[2]	0.08%	0.44%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.08%[4]	0.08%[4]
Net investment income (loss)[3]	0.16%[4]	1.17%[4]
Supplemental data:
Net assets, end of period (000’s)	$281,656	$46,409

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

18

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from July 26, 2016[1] to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.016	0.020	0.010	0.003
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.016	0.020	0.010	0.003
Dividends from net investment income	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.016)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.03%	1.66%	2.01%	1.00%	0.29%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.13%[5]
Net investment income (loss)[4]	0.07%[5]	1.46%	2.03%	1.01%	0.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,312,534	$5,817,145	$2,123,329	$1,406,858	$1,104,473

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

19

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.016	0.020	0.010	0.003	0.000 [1]
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.016	0.020	0.010	0.003	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.016)	(0.020)	(0.010)	(0.003)	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.04%	1.62%	2.02%	1.00%	0.30%	0.06%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.17%[4]	0.18%	0.18%	0.18%	0.18%	0.12%
Net investment income (loss)[3]	0.08%[4]	1.47%	2.02%	0.98%	0.30%	0.05%
Supplemental data:
Net assets, end of period (000’s)	$11,437,830	$13,354,479	$6,934,537	$4,331,846	$4,272,835	$3,828,119

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

20

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.018	0.022	0.012	0.005	0.001
Net realized gain (loss)	—	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.001	0.018	0.022	0.012	0.005	0.001
Dividends from net investment income	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)	(0.001)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.001)	(0.018)	(0.022)	(0.012)	(0.005)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.09%	1.82%	2.19%	1.24%	0.54%	0.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.08%[5]
Net investment income (loss)[4]	0.18%[5]	1.77%	2.20%	1.28%	0.58%	0.35%[5]
Supplemental data:
Net assets, end of period (000’s)	$3,522,682	$3,830,044	$2,799,959	$1,594,687	$742,674	$296,828

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

21

UBS Tax-Free Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.011	0.013	0.008	0.004	0.000 [1]
Net realized gain (loss)	—	—	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.011	0.013	0.008	0.004	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)	(0.000)[1]
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.011)	(0.013)	(0.008)	(0.004)	(0.000)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	1.15%	1.30%	0.83%	0.38%	0.03%
Ratios to average net assets:
Expenses before fee waivers/Trustees’ fees reimbursement[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers/Trustees’ fees reimbursement[3]	0.14%[4]	0.18%	0.18%	0.18%	0.18%	0.05%
Net investment income (loss)[3]	0.02%[4]	1.13%	1.29%	0.84%	0.44%	0.02%
Supplemental data:
Net assets, end of period (000’s)	$878,571	$1,973,068	$1,677,875	$1,936,271	$1,369,824	$345,449

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

22

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Institutional Fund (“Prime Institutional Fund”), UBS Select ESG Prime Institutional Fund (“ESG Prime Institutional Fund”), UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Prime Reserves Fund (“Prime Reserves Fund), and UBS Tax-Free Reserves Fund (“Tax-Free Reserves Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Institutional Fund, ESG Prime Institutional Fund, Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in Prime Master Fund and Treasury Master Fund, respectively. ESG Prime Institutional fund commenced operations on January 15, 2020. Tax-Free Reserves Fund commenced operations on August 28, 2007. Prime Reserves fund commenced operations on January 19, 2016, and Government Institutional Fund commenced operations on July 26, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (62.64% for Prime Institutional Fund, 80.24% for ESG Prime Institutional Fund, 28.35% for Government Institutional Fund, 40.38% for Treasury Institutional Fund, 54.03% for Prime Reserves Fund, and 77.82% for Tax-Free Reserves Fund at October 31, 2020.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be

23

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Institutional Fund and ESG Prime Institutional Fund each calculate its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Institutional Fund and ESG Prime Institutional Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Institutional Fund, Treasury Institutional Fund, Prime Reserves Fund, and Tax-Free Reserves Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund and Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are permitted to seek to maintain a stable price per share. Prime Reserves Fund and Tax-Free Reserves Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime Reserves Fund and Tax-Free Reserves Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2020, Prime Institutional Fund, ESG Prime Institutional Fund, Prime Reserves Fund and Tax-Free Reserves Fund were not subject to any liquidity fees and/or redemption gates.

24

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

By operating as “government money market funds”, Government Institutional Fund and Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund and Treasury Institutional Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Institutional Fund	0.08%
ESG Prime Institutional Fund	0.08
Government Institutional Fund	0.08
Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08
Tax-Free Reserves Fund	0.08

At October 31, 2020, each Fund owed UBS AM for administrative services as follows:

Fund	Amounts owed to UBS AM
Prime Institutional Fund	$569,917
ESG Prime Institutional Fund	8,463
Government Institutional Fund	233,724
Treasury Institutional Fund	821,694
Prime Reserves Fund	255,858
Tax-Free Reserves Fund	181,553

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2020, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

25

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, UBS AM owed the Funds, and for the period ended October 31, 2020, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Institutional Fund	$89,735	$89,735
Treasury Institutional Fund	355,356	355,356
Tax-Free Reserves Fund	169,339	231,301

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2020 and April 30, 2020 were as follows:

Prime Institutional Fund

	For the six months ended October 31, 2020		For the year ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	7,982,100,414	$7,985,948,329	23,398,033,376	$23,401,722,695
Shares repurchased	(9,268,208,100)	(9,272,309,064)	(24,043,600,778)	(24,045,871,074)
Dividends reinvested	12,000,580	12,006,483	195,882,382	195,911,048
Net increase (decrease)	(1,274,107,106)	$(1,274,354,252)	(449,685,020)	$(448,237,331)

ESG Prime Institutional Fund

	For the six months ended October 31, 2020		For the period from January 15, 2020[1] to April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	416,385,476	$416,612,600	64,167,828	$64,177,616
Shares repurchased	(181,324,543)	(181,426,988)	(17,794,250)	(17,798,664)
Dividends reinvested	78,127	78,170	189	189
Net increase (decrease)	235,139,060	$235,263,782	46,373,767	$46,379,141
[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Institutional Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	4,866,732,293	11,255,374,202
Shares repurchased	(7,373,641,180)	(7,606,028,028)
Dividends reinvested	2,244,318	44,460,305
Net increase (decrease) in shares outstanding	(2,504,664,569)	3,693,806,479

26

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Treasury Institutional Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	15,084,683,646	32,868,045,694
Shares repurchased	(17,008,082,868)	(26,566,990,942)
Dividends reinvested	6,750,995	118,887,302
Net increase (decrease) in shares outstanding	(1,916,648,227)	6,419,942,054

Prime Reserves Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	3,496,082,914	7,982,730,635
Shares repurchased	(3,808,797,819)	(7,012,530,723)
Dividends reinvested	5,353,522	59,849,506
Net increase (decrease) in shares outstanding	(307,361,383)	1,030,049,418

Tax-Free Reserves Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	445,361,366	3,779,117,048
Shares repurchased	(1,540,220,931)	(3,502,867,553)
Dividends reinvested	363,239	18,942,809
Net increase (decrease) in shares outstanding	(1,094,496,326)	295,192,304

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2020 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Institutional Fund	$—	$195,963,990	$—
ESG Prime Institutional Fund	—	82,215	—
Government Institutional Fund	—	44,228,130	—
Treasury Institutional Fund	—	116,861,036	—
Prime Reserves Fund	—	60,684,685	—
Tax-Free Reserves Fund	19,554,244	—	—

27

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for ESG Prime Institutional Fund, Government Institutional Fund and Prime Reserves Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

28

UBS Institutional/Reserves Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Institutional Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Institutional Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Reserves Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period 05/01/20 to 10/31/20[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,001.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.40	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.80	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,001.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	39 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.0%
France	5.5
Singapore	5.5
Japan	4.9
Canada	4.7
Total	45.6%

Portfolio composition[2]
Commercial paper	51.7%
Repurchase agreements	25.2
Certificates of deposit	9.6
Time deposits	8.7
U.S. Treasury obligations	4.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	46 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
Japan	7.3
Singapore	5.7
New Zealand	3.9
Germany	3.8
Total	53.9%

Portfolio composition[2]
Commercial paper	50.9%
Repurchase agreements	35.9
U.S. Treasury obligations	5.7
Certificates of deposit	5.0
Time deposit	2.3
Other assets in excess of liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	46 days

Portfolio composition[2]
U.S. government agency obligations	40.1%
Repurchase agreements	35.3
U.S. Treasury obligations	24.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. Treasury obligations	70.4%
Repurchase agreements	27.3
Other assets in excess of liabilities	2.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	42 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	30.7%
Japan	13.2
France	10.2
Netherlands	5.1
Singapore	5.0
Total	64.2%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	10.3
Time deposits	8.8
U.S. Treasury obligations	4.7
U.S. government agency obligations	0.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	88.0%
Tax-exempt commercial paper	11.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—9.6%
Banking-non-U.S.—9.6%
Cooperatieve Centrale 0.200%, due 03/18/21	$70,000,000	$70,006,472
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	52,000,000	52,019,695
KBC Bank NV 0.100%, due 11/03/20	30,000,000	30,000,033
MUFG Bank Ltd. 0.280%, due 01/29/21	80,000,000	80,027,876
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	95,000,000	95,001,187
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	24,999,970
0.120%, due 11/05/20	145,000,000	145,000,315
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 01/06/21	54,000,000	54,014,466
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	75,000,000	74,999,168
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	30,000,000	30,000,919
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	75,000,000	75,002,533
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	90,000,000	90,033,963
0.380%, due 11/20/20	95,000,000	95,014,951
Sumitomo Mitsui Trust Bank Ltd.
0.430%, due 11/12/20	85,000,000	85,009,815
0.450%, due 11/09/20	85,000,000	85,008,022
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	85,000,000	85,061,341
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	62,000,000	62,010,532
Total certificates of deposit (cost—$1,233,000,000)		1,233,211,258

Commercial paper[2]—51.7%
Asset backed-miscellaneous—17.5%
Atlantic Asset Securitization LLC 0.220%, due 04/06/21	23,150,000	23,127,343
0.300%, due 12/02/20	50,000,000	49,992,988
0.335%, due 12/10/20	50,000,000	49,990,832
CAFCO LLC 0.170%, due 12/03/20	18,000,000	17,998,113
Chariot Funding LLC 0.160%, due 12/10/20	3,000,000	2,999,621
0.330%, due 11/20/20	90,000,000	89,994,540
0.350%, due 11/13/20	70,000,000	69,997,577
Charta LLC 0.160%, due 01/05/21	40,000,000	39,987,344

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC 0.200%, due 04/01/21	$60,000,000	$59,943,645
0.200%, due 04/06/21	29,000,000	28,971,617
0.250%, due 02/03/21	50,450,000	50,421,748
0.250%, due 02/05/21	49,250,000	49,221,845
0.280%, due 12/11/20	25,000,000	24,994,692
0.300%, due 11/13/20	34,000,000	33,998,294
Gotham Funding Corp. 0.340%, due 12/02/20	50,000,000	49,992,896
0.350%, due 12/02/20	62,000,000	61,991,191
Liberty Street Funding LLC 0.160%, due 12/03/20	18,000,000	17,997,382
0.170%, due 01/07/21	32,000,000	31,990,125
0.240%, due 11/06/20	50,000,000	49,998,833
LMA Americas LLC 0.180%, due 01/14/21	20,000,000	19,992,147
0.190%, due 03/08/21	51,000,000	50,958,333
0.210%, due 01/07/21	6,000,000	5,997,942
0.210%, due 04/07/21	26,600,000	26,566,870
0.220%, due 04/07/21	39,000,000	38,951,426
0.240%, due 02/05/21	50,000,000	49,972,370
0.350%, due 11/20/20	46,000,000	45,998,014
0.350%, due 11/23/20	35,000,000	34,998,693
0.380%, due 11/12/20	50,000,000	49,997,834
0.380%, due 11/16/20	20,000,000	19,998,952
0.400%, due 11/04/20	37,900,000	37,899,479
Nieuw Amsterdam Receivables Corp. 0.180%, due 12/10/20	22,000,000	21,995,841
0.190%, due 01/12/21	50,000,000	49,981,603
0.200%, due 01/19/21	45,000,000	44,981,370
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	21,000,000	21,000,015
0.250%, due 02/23/21	34,000,000	33,982,581
0.300%, due 03/29/21	35,000,000	34,975,208
0.330%, due 03/22/21	40,000,000	39,973,307
0.340%, due 12/21/20	25,000,000	24,994,692
0.340%, due 12/22/20	44,000,000	43,990,413
0.340%, due 12/22/20[3]	50,000,000	49,989,106
0.350%, due 12/14/20	35,000,000	34,993,656
0.350%, due 02/01/21	45,000,000	44,982,257
0.360%, due 03/08/21	50,000,000	49,970,796
0.370%, due 02/19/21	50,000,000	49,975,578
Starbird Funding Corp. 0.080%, due 11/02/20	128,000,000	127,998,902
0.160%, due 01/11/21	25,000,000	24,990,723
0.170%, due 12/21/20	25,000,000	24,993,970
0.180%, due 12/01/20	5,000,000	4,999,324
Thunder Bay Funding LLC 0.230%, due 04/19/21	64,000,000	63,930,992
0.270%, due 11/16/20	25,400,000	25,398,824
0.310%, due 11/16/20	33,900,000	33,898,431
0.320%, due 01/19/21	23,250,000	23,243,147
0.360%, due 03/15/21	40,000,000	39,974,462

39

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	$43,000,000	$43,003,964
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	67,000,000	67,011,535
Victory Receivables Corp. 0.350%, due 11/06/20	46,014,000	46,013,105

		2,256,186,488

Banking-non-U.S.—29.3%
Barclays Bank PLC 0.230%, due 11/20/20	51,000,000	50,995,419
0.240%, due 11/02/20	51,000,000	50,999,379
BNZ International Funding Ltd. 0.300%, due 12/03/20	54,500,000	54,495,316
0.310%, due 01/08/21	54,000,000	53,988,765
Caisse des Depots et Consignations 0.190%, due 03/01/21	75,000,000	74,951,708
0.330%, due 01/25/21	90,000,000	89,961,937
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	79,000,000	79,017,950
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	79,000,000	79,029,699
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	95,000,000	95,000,448
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	33,000,000	33,003,975
Credit Agricole Corporate & Investment Bank 0.110%, due 11/02/20	75,000,000	74,999,438
Credit Industriel et Commercial 0.080%, due 11/05/20	105,000,000	104,999,020
0.330%, due 11/24/20	94,600,000	94,592,774
DBS Bank Ltd. 0.180%, due 01/04/21	90,000,000	89,977,560
0.190%, due 01/15/21	49,000,000	48,984,593
0.200%, due 02/01/21	25,000,000	24,989,425
0.250%, due 05/19/21	85,000,000	84,898,439
0.270%, due 11/02/20	38,700,000	38,699,710
0.300%, due 12/21/20	25,000,000	24,995,595
0.300%, due 12/23/20	91,000,000	90,983,074
Dexia Credit Local SA 0.200%, due 03/22/21	38,000,000	37,979,472
0.210%, due 03/23/21	30,000,000	29,983,800
0.210%, due 05/06/21	48,000,000	47,963,403
0.220%, due 04/14/21	56,000,000	55,966,431
0.300%, due 12/07/20	90,000,000	89,989,265
Erste Abwicklungsanstalt 0.200%, due 03/01/21	60,000,000	59,972,753
0.220%, due 11/24/20	7,000,000	6,999,597
0.250%, due 03/03/21	80,000,000	79,963,351
0.255%, due 11/03/20	58,000,000	57,999,439
Federation des Caisses Desjardins du Quebec 0.075%, due 11/03/20	55,000,000	54,999,450
0.080%, due 11/05/20	170,000,000	169,997,450

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.220%, due 01/14/21	$30,000,000	$29,990,563
0.240%, due 11/30/20	53,000,000	52,994,021
0.250%, due 02/08/21	53,900,000	53,876,107
Mizuho Bank Ltd. 0.220%, due 02/01/21	101,000,000	100,953,849
0.260%, due 11/20/20	60,000,000	59,996,570
0.305%, due 11/06/20	54,000,000	53,999,055
0.305%, due 11/09/20	54,000,000	53,998,650
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	83,000,000	83,012,918
3 mo. USD LIBOR + 0%, 0.280%, due 11/14/20[1,3]	70,000,000	69,999,999
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	30,000,000	30,003,872
National Bank of Canada 0.170%, due 01/04/21	40,000,000	39,990,907
Nordea Bank Abp 0.085%, due 11/05/20	225,000,000	224,996,288
Oversea-Chinese Banking Corp. Ltd. 0.235%, due 04/15/21	51,000,000	50,953,393
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	65,000,000	65,006,640
0.290%, due 01/08/21	65,000,000	64,982,306
Societe Generale SA 0.110%, due 11/02/20	10,000,000	9,999,917
Sumitomo Mitsui Banking Corp. 0.205%, due 02/02/21	41,700,000	41,680,743
Sumitomo Mitsui Trust Bank Ltd. 0.360%, due 12/23/20	85,000,000	84,981,895
0.400%, due 11/20/20	95,000,000	94,994,126
Svenska Handelsbanken 0.230%, due 06/01/21	36,750,000	36,704,342
Toronto-Dominion Bank Ltd. 0.100%, due 11/03/20	35,000,000	34,999,650
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,930,000
0.280%, due 09/27/21	65,000,000	64,839,949
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	66,000,000	66,008,245
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	77,000,000	77,014,043
Westpac Securities NZ Ltd.
0.230%, due 03/11/21	71,000,000	70,936,478
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	58,000,000	58,002,930

		3,766,226,091

Banking-U.S.—4.9%
ABN Amro Funding USA LLC 0.300%, due 12/02/20	57,900,000	57,891,137
0.310%, due 11/16/20	14,950,000	14,949,181
0.310%, due 01/04/21	95,000,000	94,962,728
0.310%, due 01/08/21	61,000,000	60,973,550

40

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Bedford Row Funding Corp.
0.260%, due 01/27/21	$40,000,000	$39,985,167
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	45,000,000	45,006,746
Collateralized Commercial Paper FLEX Co. LLC 0.220%, due 03/08/21	13,000,000	12,990,078
0.220%, due 04/19/21	73,000,000	72,921,288
0.250%, due 07/09/21	25,000,000	24,964,650
0.270%, due 06/08/21	6,000,000	5,993,002
Collateralized Commercial Paper V Co. LLC 0.320%, due 02/02/21	100,000,000	99,957,778
Thunder Bay Funding LLC 0.350%, due 12/14/20	50,000,000	49,992,187
Toronto-Dominion Holdings USA, Inc. 0.250%, due 03/01/21	50,000,000	49,969,330

		630,556,822
Total commercial paper (cost—$6,652,117,039)		6,652,969,401

Time deposits—8.7%
Banking-non-U.S.—8.7%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	3,000,000	3,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	340,000,000	340,000,000
Natixis 0.070%, due 11/02/20	475,000,000	475,000,000
Total time deposits (cost—$1,118,000,000)		1,118,000,000

U.S. Treasury obligations—4.8%
U.S. Treasury Bills 0.082%, due 11/03/20[2]	134,000,000	133,999,774
0.096%, due 11/10/20[2]	159,000,000	158,997,791
0.086%, due 11/12/20[2]	196,000,000	195,996,053
0.091%, due 11/17/20[2]	122,000,000	121,996,352
Total U.S. Treasury obligations (cost—$610,987,141)		610,989,970

Repurchase agreements—25.2%
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.060% due 11/02/20, collateralized by $142,005,800 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $1,195,637,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/22 to 07/15/30 (value—$1,632,000,042); proceeds: $1,600,008,000	1,600,000,000	1,600,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.080% due 11/02/20, collateralized by $487,747,548 Federal National Mortgage Association obligation, 2.500% due 10/01/50 (value—$510,000,000); proceeds: $500,003,333	$500,000,000	$500,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.210% due 11/02/20, collateralized by $105,534,988 various asset-backed convertible bonds, 0.309% to 6.000% due 02/21/23 to 09/25/46; (value—$53,563,803); proceeds: $50,000,875	50,000,000	50,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $87,268,350 various asset-backed convertible bonds, 0.500% to 10.750% due 12/02/20 to 12/31/99; (value—$86,097,097); proceeds: $80,001,733	80,000,000	80,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $70,082,200 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$83,640,105); proceeds: $82,000,478	82,000,000	82,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $6,258,536 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 09/01/34 to 01/01/43, $1,514,408 Federal National Mortgage Association obligation, 2.000% due 11/01/35 and $204,752,640 Government National Mortgage Association obligation, 3.000% due 02/20/50; (value—$204,000,000); proceeds: $200,020,000[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.310% due 11/06/20, collateralized by $81,364,501 various asset-backed convertible bonds, 2.150% to 10.000% due 08/15/21 to 12/31/99; (value—$81,000,000); proceeds: $75,124,000[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $76,289,000 various asset-backed convertible bonds, 1.000% to 5.500% due 03/01/21 to 12/15/35; (value—$82,500,039); proceeds: $75,054,667[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.460% due 11/02/20, collateralized by $344,963,791 various asset-backed convertible bonds, zero coupon to 7.301% due 07/15/24 to 05/28/69; (value—$80,250,000); proceeds: $75,030,667[4]	75,000,000	75,000,000

41

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $7,288,906 shares of various equity securities; (value—$251,450,069); proceeds: $235,590,894[4]	$235,000,000	$235,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $21,180,657 various asset-backed convertible bonds, 0.250% to 0.625% due 05/01/23 to 06/01/23; (value—$80,250,003); proceeds: $75,188,583[4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $602,763,373 Government National Mortgage Association obligation, 3.500% due 09/20/45; (value—$204,000,000); proceeds: $200,001,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,247,000,000)		3,247,000,000
Total investments (cost—$12,861,104,180 which approximates cost for federal income tax purposes)—100.0%		12,862,170,629

Other assets in excess of liabilities—0.00%†		1,275,353
Net assets—100.0%		$12,863,445,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,233,211,258	$—	$1,233,211,258
Commercial paper	—	6,652,969,401	—	6,652,969,401
Time deposits	—	1,118,000,000	—	1,118,000,000
U.S. Treasury obligations	—	610,989,970	—	610,989,970
Repurchase agreements	—	3,247,000,000	—	3,247,000,000
Total	$—	$12,862,170,629	$—	$12,862,170,629

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 961,112,085, represented 7.5% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

42

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—5.0%
Banking-non-U.S.—5.0%
Commonwealth Bank of Australia 0.200%, due 04/15/21	$1,500,000	$1,499,923
Cooperatieve Centrale 0.200%, due 03/18/21	1,000,000	1,000,092
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	300,000	300,010
Credit Industriel et Commercial
3 mo. USD LIBOR + 0.040%, 0.283%, due 11/10/20[1]	3,000,000	3,000,566
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.180%, due 01/14/21	2,500,000	2,500,127
MUFG Bank Ltd. 0.280%, due 01/29/21	1,000,000	1,000,348
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	1,250,000	1,250,048
0.200%, due 02/23/21	1,000,000	1,000,042
0.290%, due 01/06/21	650,000	650,174
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	1,000,000	999,989
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	1,000,000	1,000,034
0.250%, due 04/08/21	1,000,000	1,000,058
1 mo. USD LIBOR + 0.110%, 0.259%, due 11/25/20[1]	1,500,000	1,500,134
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	1,000,000	1,000,377
Total certificates of deposit (cost—$17,700,561)		17,701,922

Commercial paper[2]—50.9%
Asset backed-miscellaneous—21.2%
Albion Capital Corp. SA 0.098%, due 11/20/20	1,150,000	1,149,934
Atlantic Asset Securitization LLC 0.080%, due 11/02/20	1,500,000	1,499,990
0.080%, due 11/02/20	7,000,000	6,999,942
0.100%, due 01/28/21	1,500,000	1,499,625
0.146%, due 12/17/20	2,000,000	1,999,611
0.170%, due 02/16/21	1,000,000	999,485
0.223%, due 04/06/21	1,000,000	999,021
Barton Capital SA 0.120%, due 11/02/20	1,000,000	999,990
Chariot Funding LLC 0.111%, due 12/10/20	4,000,000	3,999,494
0.112%, due 12/11/20	600,000	599,922
CRC Funding LLC 0.159%, due 12/08/20	5,500,000	5,499,053
Fairway Finance Co. LLC 0.129%, due 11/13/20	1,000,000	999,950
0.193%, due 01/11/21	2,000,000	1,999,217
0.210%, due 02/05/21	1,000,000	999,428
0.210%, due 02/08/21	1,000,000	999,411
0.218%, due 03/24/21	1,000,000	999,122
0.222%, due 04/05/21	500,000	499,516
0.223%, due 04/06/21	500,000	499,511

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Gotham Funding Corp. 0.155%, due 12/02/20	$500,000	$499,929
Liberty Street Funding LLC 0.161%, due 01/07/21	1,000,000	999,691
LMA Americas LLC 0.036%, due 11/30/20	1,500,000	1,499,953
0.200%, due 12/10/20	1,000,000	999,772
0.207%, due 02/18/21	1,000,000	999,362
0.208%, due 02/22/21	1,000,000	999,336
0.228%, due 03/08/21	750,000	749,387
0.234%, due 02/26/21	3,000,000	2,997,917
Manhattan Asset Funding Co. LLC 0.159%, due 12/08/20	3,000,000	2,999,483
0.203%, due 01/26/21	5,000,000	4,997,580
Nieuw Amsterdam Receivables Corp. 0.175%, due 01/06/21	4,000,000	3,998,678
0.194%, due 02/10/21	1,550,000	1,549,140
Old Line Funding LLC 0.158%, due 02/22/21	1,000,000	999,495
0.170%, due 03/29/21	1,000,000	999,292
Starbird Funding Corp. 0.103%, due 11/02/20	2,000,000	1,999,983
0.158%, due 12/07/20	1,500,000	1,499,750
0.183%, due 01/11/21	1,000,000	999,629
Thunder Bay Funding LLC 0.098%, due 11/16/20	800,000	799,963
0.133%, due 02/04/21	1,500,000	1,499,462
0.169%, due 03/15/21	900,000	899,425
0.225%, due 04/12/21	1,000,000	998,975
0.227%, due 04/19/21	1,000,000	998,922
Versailles Commercial Paper LLC 0.176%, due 01/04/21	2,500,000	2,499,193
Victory Receivables Corp. 0.153%, due 12/02/20	1,000,000	999,860
0.160%, due 12/09/20	2,600,000	2,599,538

		74,325,937

Banking-non-U.S.—26.2%
ANZ New Zealand Int’l Ltd.
3 mo. USD LIBOR + 0.080%, 0.317%, due 01/15/21[1,3]	250,000	250,051
ASB Finance Ltd. 0.130%, due 02/17/21	1,000,000	999,603
0.203%, due 03/03/21	5,000,000	4,997,640
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 0.370%, due 11/16/20[1,3]	300,000	300,103
Banque et Caisse d Epargne de l Etat 0.093%, due 12/09/20	500,000	499,948
Barclays Bank PLC 0.154%, due 11/20/20	1,000,000	999,910
BNZ International Funding Ltd. 0.070%, due 11/05/20	3,000,000	2,999,965
0.091%, due 12/03/20	500,000	499,957
0.107%, due 01/08/21	600,000	599,875
0.111%, due 01/14/21	1,750,000	1,749,590

43

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
BPCE SA 0.125%, due 12/09/20	$2,000,000	$1,999,722
0.162%, due 01/15/21	2,000,000	1,999,307
Caisse des Depots et Consignations 0.103%, due 11/16/20	1,000,000	999,951
0.149%, due 12/10/20	500,000	499,915
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	1,000,000	1,000,376
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 0.266%, due 01/22/21[1,3]	300,000	300,047
Credit Industriel et Commercial 0.110%, due 11/24/20	400,000	399,969
0.298%, due 01/15/21	1,000,000	999,363
DBS Bank Ltd. 0.114%, due 12/11/20	1,000,000	999,867
0.124%, due 12/23/20	1,000,000	999,814
0.136%, due 01/04/21	1,000,000	999,751
0.147%, due 01/15/21	1,000,000	999,686
0.214%, due 05/19/21	1,000,000	998,805
Dexia Credit Local SA 0.113%, due 12/07/20	1,000,000	999,881
0.130%, due 04/14/21	1,000,000	999,400
0.146%, due 05/06/21	1,000,000	999,237
Erste Abwicklungsanstalt 0.133%, due 03/03/21	1,000,000	999,542
0.134%, due 03/01/21	1,000,000	999,546
0.168%, due 12/30/20	5,000,000	4,999,144
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	500,000	499,995
0.102%, due 11/06/20	2,500,000	2,499,956
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	500,000	499,944
0.147%, due 02/01/21	1,000,000	999,616
0.149%, due 01/14/21	500,000	499,843
0.151%, due 01/12/21	1,000,000	999,690
0.254%, due 04/28/21	1,500,000	1,498,275
Mizuho Bank Ltd. 0.090%, due 11/06/20	650,000	649,989
0.090%, due 11/09/20	600,000	599,985
0.175%, due 02/01/21	2,000,000	1,999,086
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	1,000,000	1,000,156
National Bank of Canada 0.124%, due 01/04/21	3,625,000	3,624,176
NRW Bank 0.126%, due 11/27/20	1,000,000	999,902
0.131%, due 11/30/20	3,000,000	2,999,662
0.133%, due 12/03/20	2,000,000	1,999,749
0.208%, due 03/03/21	3,000,000	2,998,057
Oversea-Chinese Banking Corp. Ltd. 0.090%, due 11/06/20	1,500,000	1,499,974
0.203%, due 02/19/21	3,000,000	2,998,367

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/20	$3,000,000	$2,999,892
0.111%, due 12/10/20	1,000,000	999,874
0.193%, due 02/16/21	3,000,000	2,998,247
0.222%, due 05/21/21	1,000,000	998,748
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	1,000,000	999,538
0.211%, due 03/16/21	2,000,000	1,998,394
Sumitomo Mitsui Trust Bank Ltd. 0.100%, due 11/06/20	1,000,000	999,980
0.123%, due 12/09/20	1,000,000	999,863
0.141%, due 12/22/20	1,800,000	1,799,626
0.178%, due 01/19/21	1,000,000	999,599
0.194%, due 02/03/21	3,600,000	3,598,138
Svenska Handelsbanken 0.202%, due 05/19/21	1,000,000	998,872
0.214%, due 04/30/21	1,500,000	1,498,552
United Overseas Bank Ltd. 0.200%, due 05/28/21	1,000,000	998,833
0.267%, due 09/27/21	1,000,000	997,538
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	250,000	250,046
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	800,000	799,284
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	1,000,000	1,000,050

		91,891,461

Banking-U.S.—3.5%
ABN Amro Funding USA LLC 0.116%, due 11/16/20	1,000,000	999,945
0.116%, due 11/16/20	1,000,000	999,945
0.214%, due 01/04/21	1,000,000	999,608
0.223%, due 01/08/21	700,000	699,696
Bedford Row Funding Corp. 0.174%, due 04/09/21	1,300,000	1,298,988
0.180%, due 04/27/21	1,000,000	999,105
3 mo. USD LIBOR + 0.050%, 0.275%, due 09/20/21[1,3]	1,000,000	1,000,000
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	250,000	250,038
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	750,000	749,606
0.190%, due 06/08/21	1,000,000	998,834
0.203%, due 05/18/21	1,000,000	998,872
3 mo. USD LIBOR + 0.120%, 0.350%, due 01/08/21[1,3]	2,000,000	2,000,330
ING U.S. Funding LLC 0.180%, due 11/06/20	500,000	499,983

		12,494,950
Total commercial paper (cost—$178,697,482)		178,712,348

44

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Time deposit—2.3%
Banking-non-U.S.—2.3%
Mizuho Bank Ltd. 0.080%, due 11/02/20 (cost—$8,000,000)	$8,000,000	$8,000,000

U.S. Treasury obligations—5.7%
U.S. Treasury Bills 0.062%, due 11/03/20[2]	3,000,000	2,999,995
0.063%, due 11/10/20[2]	2,000,000	1,999,972
0.074%, due 11/12/20[2]	3,000,000	2,999,940
0.073%, due 11/17/20[2]	2,000,000	1,999,940
0.084%, due 11/24/20[2]	10,000,000	9,999,496
Total U.S. Treasury obligations (cost—$19,999,377)		19,999,343

Repurchase agreements—35.9%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $127,152,200 U.S. Treasury Note, 0.250% due 06/15/23; (value—$127,500,062); proceeds: $125,000,729	125,000,000	125,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $1,102,186 asset-backed convertible bond, 2.250% due 06/15/23; (value—$1,100,001); proceeds: $1,000,073[4]	$1,000,000	$1,000,000
Total repurchase agreements (cost—$126,000,000)		126,000,000
Total investments (cost—$350,397,420 which approximates cost for federal income tax purposes)—99.8%		350,413,613

Other assets in excess of liabilities—0.2%		623,648
Net assets—100.0%		$351,037,261

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$17,701,922	$—	$17,701,922
Commercial paper	—	178,712,348	—	178,712,348
Time deposit	—	8,000,000	—	8,000,000
U.S. Treasury obligations	—	19,999,343	—	19,999,343
Repurchase agreements	—	126,000,000	—	126,000,000
Total	$—	$350,413,613	$—	$350,413,613

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,351,197, represented 2.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

45

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. government agency obligations—40.1%
Federal Farm Credit Bank 0.100%, due 02/22/21[1]	$25,000,000	$24,992,222
0.100%, due 10/08/21	67,500,000	67,483,230
0.120%, due 03/16/21[1]	39,000,000	38,982,580
0.120%, due 05/20/21[1]	125,000,000	124,917,083
0.130%, due 05/06/21[1]	25,000,000	24,983,299
0.150%, due 12/23/20[1]	34,000,000	33,992,775
0.150%, due 04/27/21[1]	25,000,000	24,981,667
0.150%, due 05/26/21	55,000,000	54,997,840
0.180%, due 04/01/21[1]	25,000,000	24,981,250
0.180%, due 07/13/21	53,000,000	53,000,000
SOFR + 0.110%, 0.200%, due 11/01/20[2]	78,000,000	78,000,000
0.200%, due 11/06/20[1]	97,000,000	96,997,844
0.200%, due 04/19/21[1]	75,000,000	74,930,000
SOFR + 0.160%, 0.250%, due 11/01/20[2]	35,000,000	35,000,000
Federal Home Loan Bank 0.090%, due 12/04/20[1]	61,000,000	60,995,120
0.100%, due 12/02/20[1]	116,000,000	115,990,333
0.100%, due 01/26/21	118,000,000	117,999,346
0.105%, due 12/18/20[1]	94,000,000	93,987,388
1 mo. USD LIBOR – 0.050%, 0.106%, due 11/27/20[2]	49,000,000	49,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/18/20[2]	90,000,000	90,000,000
0.108%, due 11/13/20[1]	76,000,000	75,997,492
0.113%, due 02/26/21[1]	38,000,000	37,986,225
0.115%, due 12/09/20[1]	53,000,000	52,993,736
1 mo. USD LIBOR – 0.030%, 0.117%, due 11/12/20[2]	47,000,000	47,000,000
0.120%, due 01/11/21	69,000,000	69,000,398
0.120%, due 03/05/21[1]	60,000,000	59,975,400
0.120%, due 03/12/21[1]	76,000,000	75,967,067
SOFR + 0.050%, 0.140%, due 11/02/20[2]	100,000,000	100,000,000
0.140%, due 11/19/20[1]	37,000,000	36,997,554
0.140%, due 11/30/20[1]	50,000,000	49,994,555
SOFR + 0.055%, 0.145%, due 11/02/20[2]	100,000,000	100,000,000
0.150%, due 04/27/21	50,000,000	49,998,260
0.160%, due 02/16/21	37,000,000	36,999,598
0.160%, due 04/05/21	50,000,000	49,997,359
SOFR + 0.090%, 0.180%, due 11/02/20[2]	46,000,000	46,000,000
0.185%, due 05/26/21[1]	75,000,000	74,920,990
0.185%, due 06/24/21[1]	52,000,000	51,937,470
0.190%, due 01/11/21[1]	100,000,000	99,963,055
0.200%, due 01/19/21	44,500,000	44,500,124
0.200%, due 04/29/21[1]	71,000,000	70,929,789
0.210%, due 04/23/21[1]	75,000,000	74,924,750
SOFR + 0.140%, 0.230%, due 11/02/20[2]	114,000,000	114,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.150%, 0.240%, due 11/02/20[2]	$116,000,000	$116,000,000
0.240%, due 01/06/21[1]	53,000,000	52,977,033
SOFR + 0.160%, 0.250%, due 11/02/20[2]	114,000,000	114,000,000
0.280%, due 11/24/20[1]	72,000,000	71,987,680
SOFR + 0.230%, 0.320%, due 11/02/20[2]	335,000,000	335,000,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	188,000,000	188,008,128
0.340%, due 11/16/20[1]	113,000,000	112,985,059
0.350%, due 12/29/20[1]	200,000,000	199,889,167
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.185%, due 11/01/20[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.190%, due 11/01/20[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.280%, due 11/01/20[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 11/01/20[2]	90,000,000	90,002,731
SOFR + 0.180%, 0.270%, due 11/01/20[2]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	52,627,083
Total U.S. government agency obligations (cost—$4,679,772,680)		4,679,772,680

U.S. Treasury obligations—24.5%
U.S. Cash Management Bill
0.102%, due 02/09/21[1]	86,000,000	85,976,232
0.105%, due 01/05/21[1]	92,000,000	91,983,154
0.107%, due 04/06/21[1]	91,000,000	90,959,126
0.112%, due 02/02/21[1]	110,000,000	109,969,078
0.113%, due 02/02/21[1]	108,000,000	107,969,364
0.113%, due 03/30/21[1]	88,000,000	87,959,662
0.119%, due 03/23/21[1]	89,000,000	88,959,216
0.120%, due 01/19/21[1]	95,000,000	94,975,712
U.S. Treasury Bills
0.099%, due 01/28/21[1]	91,000,000	90,978,558
0.102%, due 11/17/20[1]	91,000,000	90,996,189
0.102%, due 02/25/21[1]	91,000,000	90,970,785
0.102%, due 12/15/20[1]	91,000,000	90,989,022
0.107%, due 02/04/21[1]	150,000,000	149,958,679
0.109%, due 04/22/21[1]	91,000,000	90,953,749
0.110%, due 12/03/20[1]	50,000,000	49,995,350
0.112%, due 12/24/20[1]	111,000,000	110,982,363
0.117%, due 03/25/21[1]	81,000,000	80,962,999
0.121%, due 02/18/21[1]	94,000,000	93,966,442
0.122%, due 02/11/21[1]	94,000,000	93,968,353
0.122%, due 07/15/21[1]	100,000,000	99,914,646
0.128%, due 01/21/21[1]	93,000,000	92,973,857
0.132%, due 01/28/21[1]	66,000,000	65,979,265
0.134%, due 12/29/20[1]	94,000,000	93,980,279
0.153%, due 11/05/20[1]	78,000,000	77,999,022
0.158%, due 11/03/20[1]	93,000,000	92,999,598
0.164%, due 11/27/20[1]	115,000,000	114,987,062

46

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	$70,000,000	$70,011,606
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	143,000,000	142,953,998
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	97,000,000	97,058,278
1.750%, due 11/15/20	44,000,000	44,003,516
2.000%, due 11/30/20	39,000,000	39,046,986
2.000%, due 01/15/21	39,000,000	39,126,465
Total U.S. Treasury obligations (cost—$2,864,508,611)		2,864,508,611

Repurchase agreements—35.3%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $145,790,681 Federal Home Loan Mortgage Corp. obligations, 2.131% to 5.000% due 03/01/49 to 09/01/50 and $215,088,788 Federal National Mortgage Association obligations, 2.000% to 2.716% due 04/01/47 to 10/01/50; (value—$346,800,001); proceeds: $340,002,550	340,000,000	340,000,000
Repurchase agreement dated 10/30/20 with Toronto-Dominion Bank, 0.090% due 11/02/20, collateralized by $192,234,664 Federal Home Loan Mortgage Corp. obligations, 0.448% to 4.000% due 05/15/30 to 07/25/50, $545,128,017 Federal National Mortgage Association obligations, 0.449% to 9.000% due 12/01/20 to 09/01/50 and $39,590,956 Government National Mortgage Association obligations, 2.000% to 3.500% due 07/16/40 to 08/20/49; (value—$306,000,001); proceeds: $300,002,250	300,000,000	300,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.170% due 12/04/20, collateralized by $132,909,462 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.000% due 02/15/37 to 10/25/50, $257,942,804 Federal National Mortgage Association obligations, 2.250% to 4.500% due 08/01/33 to 07/01/50 and $51,293,157 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/41 to 03/20/49; (value—$306,000,000); proceeds: $300,466,083[3]	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $81,966,672 Federal Home Loan Mortgage Corp. obligations, 2.332% to 4.000% due 12/01/35 to 05/01/49, $147,772,362 Federal National Mortgage Association obligations, 1.500% to 5.000% due 10/01/30 to 09/25/59 and $26,142,988 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/39 to 11/20/48; (value—$76,500,000); proceeds: $75,000,500	$75,000,000	$75,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $1,717,866,400 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$2,050,200,007); proceeds: $2,010,011,725	2,010,000,000	2,010,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.090% due 11/02/20, collateralized by $759,083,171 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.500% due 05/01/25 to 11/01/50, $2,316,017,776 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/01/23 to 11/01/50 and $791,235 Government National Mortgage Association obligation, 5.500% due 07/20/34; (value—$714,000,000); proceeds: $700,005,250	700,000,000	700,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/28/21, collateralized by $1,334,055,758 Federal Home Loan Mortgage Corp. obligations, 0.080% to 17.167% due 01/25/23 to 07/15/49 and $439,882,516 Federal National Mortgage Association obligations, 3.000% to 6.500% due 02/25/33 to 11/25/50; (value—$103,000,000); proceeds: $100,099,167[3]	100,000,000	100,000,000

47

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $672,647,565 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 09/01/23 to 10/01/50, $69,157,702 Federal National Mortgage Association obligations, 2.053% to 6.500% due 04/01/25 to 03/01/46 and $20,215,021 Government National Mortgage Association obligations, 2.500% to 3.500% due 01/20/49 to 10/15/57; (value—$306,000,000); proceeds: $300,030,000[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$4,125,000,000)		4,125,000,000
Total investments (cost—$11,669,281,291 which approximates cost for federal income tax purposes)—99.9%		11,669,281,291

Other assets in excess of liabilities—0.1%		16,672,301
Net assets—100.0%		$11,685,953,592

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$4,679,772,680	$—	$4,679,772,680
U.S. Treasury obligations	—	2,864,508,611	—	2,864,508,611
Repurchase agreements	—	4,125,000,000	—	4,125,000,000
Total	$—	$11,669,281,291	$—	$11,669,281,291

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

48

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—70.4%
U.S. Cash Management Bill 0.091%, due 01/05/21[1]	$228,000,000	$227,958,251
0.094%, due 02/23/21[1]	322,000,000	321,900,949
0.096%, due 03/23/21[1]	228,000,000	227,895,519
0.101%, due 02/09/21[1]	492,000,000	491,865,852
0.101%, due 03/02/21[1]	277,000,000	276,907,667
0.101%, due 04/06/21[1]	221,000,000	220,900,734
0.102%, due 01/12/21[1]	577,000,000	576,885,476
0.106%, due 03/30/21[1]	223,000,000	222,897,779
0.111%, due 01/26/21[1]	645,000,000	644,835,096
0.112%, due 02/02/21[1]	517,000,000	516,854,004
0.115%, due 01/19/21[1]	526,000,000	525,872,669
U.S. Treasury Bills 0.083%, due 11/24/20[1]	298,000,000	297,983,974
0.083%, due 11/27/20[1]	265,000,000	264,970,188
0.086%, due 12/03/20[1]	100,000,000	99,990,700
0.086%, due 01/07/21[1]	300,000,000	299,921,900
0.088%, due 12/08/20[1]	275,000,000	274,962,050
0.088%, due 12/17/20[1]	323,000,000	322,955,587
0.091%, due 12/29/20[1]	236,000,000	235,950,489
0.095%, due 02/11/21[1]	236,000,000	235,920,546
0.098%, due 02/04/21[1]	322,000,000	321,902,049
0.103%, due 04/22/21[1]	229,000,000	228,883,611
0.106%, due 12/24/20[1]	564,000,000	563,916,021
0.106%, due 07/15/21[1]	300,000,000	299,743,938
0.111%, due 03/25/21[1]	1,028,000,000	1,027,563,215
0.114%, due 02/25/21[1]	571,000,000	570,794,882
0.115%, due 02/18/21[1]	579,000,000	578,805,372
0.121%, due 01/28/21[1]	391,000,000	390,894,518
0.121%, due 01/14/21[1]	644,000,000	643,849,823
0.130%, due 12/15/20[1]	529,000,000	528,917,728
0.131%, due 12/22/20[1]	622,000,000	621,888,507
0.133%, due 01/21/21[1]	561,000,000	560,836,196
0.135%, due 11/17/20[1]	782,000,000	781,960,168
0.135%, due 11/05/20[1]	495,000,000	494,995,379
0.146%, due 11/12/20[1]	575,000,000	574,977,049
0.168%, due 11/03/20[1]	549,000,000	548,997,460
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.055%, 0.155%, due 11/03/20[2]	250,000,000	249,995,582
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	1,030,000,000	1,030,330,731
3 mo.Treasury money market yield + 0.115%, 0.215%, due 11/01/20[2]	735,000,000	734,896,246
3 mo.Treasury money market yield + 0.139%, 0.239%, due 11/01/20[2]	500,000,000	499,951,453
3 mo.Treasury money market yield + 0.154%, 0.254%, due 11/01/20[2]	250,000,000	249,893,986
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	605,000,000	605,208,608

	Face Amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	$486,784,000	$487,005,158
1.750%, due 11/15/20	88,000,000	88,007,031
2.000%, due 11/30/20	89,000,000	89,107,225
2.000%, due 01/15/21	89,000,000	89,288,599
2.250%, due 03/31/21	30,000,000	30,262,924
2.375%, due 04/15/21	150,000,000	151,530,917
2.500%, due 12/31/20	150,000,000	150,599,724
2.500%, due 01/31/21	199,000,000	200,176,499
2.625%, due 11/15/20	150,000,000	150,136,393
2.625%, due 07/15/21	100,000,000	101,750,708
Total U.S. Treasury obligations (cost—$19,934,497,130)		19,934,497,130

Repurchase agreements—27.3%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $1,000,000 U.S. Treasury Bonds Principal STRIP, zero coupon due 05/15/43, $1,290,500 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/48 to 02/15/49, $926,464,200 U.S. Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/26 to 02/15/49 and $1,093,277,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/30; (value—$2,652,000,089); proceeds: $2,600,013,000	2,600,000,000	2,600,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.070% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/25/21, $100,200 U.S. Treasury Bonds, 2.750% to 8.000% due 11/15/21 to 11/15/42, $198,192,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 11/15/46, $219,206,444 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 to 08/15/48 and $76,614,500 U.S. Treasury Notes, 0.125% to 2.000% due 07/31/21 to 11/15/26; (value—$408,000,043); proceeds: $400,002,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $465,789,700 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$555,900,067); proceeds: $545,003,179	545,000,000	545,000,000

49

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/28/20 with Goldman Sachs & Co., 0.060% due 11/04/20, collateralized by $63,715,500 U.S. Treasury Bills, zero coupon due 03/25/21 to 04/22/21, $71,270,100 U.S. Treasury Bond, 3.000% due 11/15/45 and $42,864,400 U.S. Treasury Note, 2.000% due 02/15/25; (value—$204,000,015); proceeds: $200,002,333	$200,000,000	$200,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.070% due 11/02/20, collateralized by $1,612,021,400 U.S. Treasury Notes, 0.250% to 2.375% due 03/15/21 to 06/15/23; (value—$1,632,000,095); proceeds: $1,600,009,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $186,888,400 U.S. Treasury Note, 2.000% due 11/15/26; (value—$205,224,102); proceeds: $201,201,174	201,200,000	201,200,000
Repurchase agreement dated 10/30/20 with Mizuho Securities USA LLC, 0.070% due 11/02/20, collateralized by $255,001,300 U.S. Treasury Bills, zero coupon due 11/03/20 to 11/05/20; (value—$255,000,013); proceeds: $250,001,458	250,000,000	250,000,000
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $62,179,500 U.S. Treasury Bonds, 2.500% to 3.375% due 05/15/46 to 02/15/49, $186,402,000 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/43, $40,262,100 U.S. Treasury Inflation Index Bonds, 1.000% to 1.750% due 01/15/28 to 02/15/46, $81,656,200 U.S. Treasury Inflation Index Notes 0.125% to 0.750% due 07/15/22 to 07/15/28 and $126,602,700 U.S. Treasury Notes, 0.125% to 3.125% due 11/30/20 to 02/15/29; (value—$510,000,024); proceeds: $500,002,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/04/21, $270,840,600 U.S. Treasury Bonds, 1.375% to 4.375% due 02/15/38 to 08/15/50, $613,796,200 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $176,365,400 U.S. Treasury Notes, 0.125% to 2.625% due 11/15/20 to 08/15/30; (value—$1,224,000,000); proceeds: $1,200,006,000	$1,200,000,000	$1,200,000,000
Repurchase agreement dated 10/30/20 with Nomura Securities International, Inc., 0.070% due 11/02/20, collateralized by $448,600 U.S. Treasury Bill, zero coupon due 01/21/21 and $261,836,057 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/26 to 08/15/50; (value—$255,000,011); proceeds: $250,001,458	250,000,000	250,000,000
Total repurchase agreements (cost—$7,746,200,000)		7,746,200,000
Total investments (cost—$27,680,697,130 which approximates cost for federal income tax purposes)—97.7%		27,680,697,130

Other assets in excess of liabilities—2.3%		643,696,208
Net assets—100.0%		$28,324,393,338

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

50

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$19,934,497,130	$—	$19,934,497,130
Repurchase agreements	—	7,746,200,000	—	7,746,200,000
Total	$—	$27,680,697,130	$—	$27,680,697,130

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.9%
Cooperatieve Centrale 0.200%, due 03/18/21	$35,000,000	$35,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	9,700,000	9,700,000
MUFG Bank Ltd. 0.280%, due 01/29/21	37,000,000	37,000,000
0.290%, due 01/26/21	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	35,000,000	35,000,000
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	25,000,000
0.120%, due 11/05/20	70,000,000	70,000,000
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	13,750,000	13,750,000
0.200%, due 02/23/21	24,000,000	24,000,000
0.290%, due 01/06/21	26,000,000	26,000,000
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	37,000,000	37,000,000
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	37,000,000	37,000,000
0.250%, due 04/08/21	31,000,000	31,000,000
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	40,000,000	40,000,000
0.380%, due 11/20/20	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.430%, due 11/12/20	40,000,000	40,000,000
0.450%, due 11/09/20	40,000,000	40,000,000
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	22,000,000	22,000,000

		644,450,000

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	25,000,000	25,000,000
Total certificates of deposit (cost—$669,450,000)		669,450,000

Commercial paper[2]—54.3%
Asset backed-miscellaneous—20.7%
Atlantic Asset Securitization LLC 0.102%, due 11/02/20	25,000,000	25,000,000
0.140%, due 02/08/21	31,000,000	30,980,591
0.146%, due 12/17/20	48,000,000	47,980,200
0.211%, due 03/03/21	15,000,000	14,989,412
CAFCO LLC 0.111%, due 12/03/20	32,000,000	31,995,316

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Chariot Funding LLC 0.089%, due 11/13/20	$30,000,000	$29,996,792
0.104%, due 11/20/20	56,000,000	55,990,760
0.111%, due 12/10/20	3,000,000	2,999,493
0.112%, due 12/11/20	39,400,000	39,385,914
0.150%, due 02/04/21	35,000,000	34,977,153
Charta LLC 0.170%, due 01/05/21	10,000,000	9,997,156
Fairway Finance Co. LLC 0.129%, due 11/13/20	15,340,000	15,338,594
0.210%, due 02/05/21	24,000,000	23,984,167
0.210%, due 02/08/21	20,920,000	20,906,332
0.222%, due 04/05/21	14,000,000	13,988,022
0.223%, due 04/06/21	15,500,000	15,486,653
Gotham Funding Corp. 0.155%, due 12/02/20	29,000,000	28,991,542
0.170%, due 12/11/20	25,000,000	24,994,583
Liberty Street Funding LLC 0.120%, due 11/06/20	47,000,000	46,998,747
0.154%, due 12/03/20	22,000,000	21,996,969
0.161%, due 01/07/21	17,000,000	16,994,702
LMA Americas LLC 0.056%, due 11/23/20	15,000,000	14,996,937
0.111%, due 11/16/20	10,000,000	9,998,522
0.177%, due 01/05/21	20,000,000	19,987,556
0.178%, due 01/06/21	25,000,000	24,991,875
0.179%, due 01/07/21	5,000,000	4,998,075
0.179%, due 01/07/21	45,100,000	45,071,061
0.183%, due 01/11/21	35,000,000	34,988,431
0.186%, due 01/14/21	10,000,000	9,996,350
0.228%, due 03/08/21	9,250,000	9,243,201
0.282%, due 04/07/21	21,000,000	20,979,980
Manhattan Asset Funding Co. LLC 0.077%, due 11/17/20	50,831,000	50,826,976
Nieuw Amsterdam Receivables Corp. 0.166%, due 12/10/20	10,000,000	9,998,100
0.179%, due 01/12/21	32,000,000	31,988,009
0.184%, due 01/19/21	20,000,000	19,991,333
0.194%, due 02/10/21	1,000,000	999,472
Old Line Funding LLC 0.145%, due 12/14/20	15,000,000	14,993,875
0.150%, due 01/25/21[3]	35,000,000	34,972,233
0.151%, due 02/01/21	17,000,000	16,984,960
0.159%, due 02/23/21	16,000,000	15,987,444
0.168%, due 03/22/21	20,000,000	19,974,333
0.170%, due 03/29/21	14,000,000	13,982,850
0.170%, due 03/30/21	40,000,000	39,950,667
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	33,000,000	33,000,000
Starbird Funding Corp. 0.081%, due 11/02/20	75,000,000	75,000,000
0.183%, due 01/11/21	19,000,000	18,994,089
0.184%, due 01/12/21	15,000,000	14,995,267
Thunder Bay Funding LLC 0.098%, due 11/16/20	15,300,000	15,298,155
0.169%, due 03/15/21	34,100,000	34,054,647

52

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.225%, due 04/12/21	$22,000,000	$21,978,354
0.227%, due 04/19/21	35,000,000	34,962,433
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 0.161%, due 12/10/20	50,000,000	49,989,444

		1,353,147,727

Banking-non-U.S.—27.7%
Barclays Bank PLC 0.146%, due 11/02/20	31,000,000	31,000,000
0.154%, due 11/20/20	23,000,000	22,997,355
BNZ International Funding Ltd. 0.070%, due 11/09/20	21,500,000	21,499,206
0.091%, due 12/03/20	25,000,000	24,993,542
0.107%, due 01/08/21	26,400,000	26,384,769
Caisse des Depots et Consignations 0.175%, due 01/25/21	45,000,000	44,965,350
0.190%, due 03/01/21	35,000,000	34,978,018
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	12,000,000	12,000,000
Credit Agricole Corporate & Investment Bank 0.090%, due 11/02/20	10,000,000	10,000,000
Credit Industriel et Commercial 0.056%, due 11/05/20	95,000,000	94,999,367
0.110%, due 11/24/20	40,000,000	39,991,933
DBS Bank Ltd. 0.090%, due 11/02/20	18,600,000	18,600,000
0.124%, due 12/23/20	44,000,000	43,981,300
0.136%, due 01/04/21	69,000,000	68,978,265
0.143%, due 01/11/21	8,950,000	8,944,083
0.147%, due 01/15/21	40,000,000	39,984,378
0.162%, due 02/01/21	25,000,000	24,987,361
Dexia Credit Local SA 0.113%, due 12/07/20	40,000,000	39,988,333
0.130%, due 04/14/21	27,000,000	26,973,105
0.136%, due 03/22/21	21,000,000	20,983,667
0.144%, due 02/22/21	35,000,000	34,975,500
0.146%, due 05/06/21	27,000,000	26,970,862
Erste Abwicklungsanstalt 0.087%, due 11/03/20	27,000,000	26,999,809
0.133%, due 03/03/21	37,000,000	36,968,910
0.134%, due 03/01/21	34,000,000	33,977,522
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	29,500,000	29,499,939

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.090%, due 11/05/20	$100,000,000	$99,999,333
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	25,000,000	24,995,333
0.147%, due 02/01/21	36,000,000	35,971,790
0.149%, due 01/14/21	14,500,000	14,493,531
Mizuho Bank Ltd. 0.090%, due 11/06/20	26,000,000	25,999,119
0.090%, due 11/09/20	26,400,000	26,398,434
0.175%, due 02/01/21	49,000,000	48,972,751
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	37,000,000	37,000,000
3 mo. USD LIBOR + 0.000%, 0.280%, due 11/14/20[1,3]	33,000,000	33,000,000
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada 0.124%, due 01/04/21	30,235,000	30,226,005
Nederlandse Waterschapsbank N.V. 0.137%, due 02/12/21	38,000,000	37,977,390
Nordea Bank Abp 0.099%, due 11/05/20	75,000,000	74,999,469
NRW Bank 0.135%, due 12/07/20	20,000,000	19,996,500
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	22,500,000	22,488,213
Sumitomo Mitsui Trust Bank Ltd. 0.106%, due 11/20/20	45,000,000	44,991,000
0.141%, due 12/22/20	38,000,000	37,987,861
0.142%, due 12/23/20	35,000,000	34,982,150
Toronto-Dominion Bank Ltd. 0.090%, due 11/03/20	20,000,000	19,999,944
United Overseas Bank Ltd. 0.267%, due 09/27/21	31,000,000	30,920,674
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	49,000,000	48,959,616
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	27,000,000	27,000,000

		1,803,981,687

Banking-U.S.—5.9%
ABN Amro Funding USA LLC 0.164%, due 11/09/20	50,000,000	49,997,181
0.214%, due 01/04/21	47,000,000	46,974,502
0.223%, due 01/08/21	30,000,000	29,982,692
Bedford Row Funding Corp. 0.180%, due 04/27/21	49,000,000	48,935,320
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	16,750,000	16,750,000

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	$30,000,000	$29,961,750
0.180%, due 02/12/21	49,250,000	49,183,020
0.190%, due 06/08/21	4,000,000	3,993,460
0.202%, due 07/09/21	15,000,000	14,974,062
0.203%, due 05/18/21	29,000,000	28,955,566
0.227%, due 04/19/21	30,000,000	29,969,200
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/02/21	35,000,000	34,971,378

		384,648,131
Total commercial paper (cost—$3,541,777,545)		3,541,777,545

Time deposits—8.8%
Banking-non-U.S.—8.8%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	130,000,000	130,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	71,000,000	71,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	150,000,000	150,000,000
Natixis 0.070%, due 11/02/20	220,000,000	220,000,000
Total time deposits (cost—$571,000,000)		571,000,000

U.S. government agency obligations—0.8%
Federal Home Loan Bank SOFR + 0.230%, 0.320%, due 11/02/20[1] (cost—$50,000,000)	50,000,000	50,000,000

U.S. Treasury obligations—4.7%
U.S. Treasury Bills 0.061%, due 11/03/20[2]	72,000,000	71,999,839
0.063%, due 11/10/20[2]	75,000,000	74,998,417
0.072%, due 11/17/20[2]	67,000,000	66,997,487
0.073%, due 11/12/20[2]	95,000,000	94,997,757
Total U.S. Treasury obligations (cost—$308,993,500)		308,993,500

Repurchase agreements—21.1%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $706,201,200 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/21 to 10/15/25 and $51,529,200 U.S. Treasury Notes, 0.145% to 0.400% due 10/31/20 to 04/30/22; (value—$816,000,013); proceeds: $800,004,000	800,000,000	800,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $21,102,306 various asset-backed convertible bonds, 0.439% to 10.750% due 01/30/23 to 01/28/70; (value—$16,247,849); proceeds: $15,000,325	15,000,000	15,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.080% due 11/02/20, collateralized by $526,000 Federal Farm Credit Bank obligations, 3.540% to 3.980% due 01/25/38 to 04/05/38, $630,000 Federal Home Loan Bank obligations, 3.370% to 4.100% due 02/12/30 to 10/24/33, $1,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 07/15/32, $23,225,000 Federal National Mortgage Association obligations, zero coupon to 2.625% due 01/11/22 to 08/25/25, $100 U.S. Treasury Bill, zero coupon due 03/25/21, $6,738,300 U.S. Treasury Bonds, 2.500% to 8.125% due 05/15/21 to 05/15/46, $9,243,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 02/15/44, $28,842,109 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 08/15/47, $2,969,000 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $30,783,100 U.S. Treasury Notes, 2.000% to 2.375% due 05/15/22 to 11/15/26; (value—$102,000,007); proceeds: $100,000,667

	$100,000,000	$100,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp, 0.070% due 11/02/20, collateralized by $4,273,300 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21 (value—$5,100,001); proceeds: $5,000,029	5,000,000	5,000,000
Repurchase agreement dated 10/30/20 with Goldman Sachs & Co., 0.080% due 11/02/20, collateralized by $71,322,800 U.S. Treasury Bills, zero coupon due 11/17/20 to 04/22/21, $1,698,600 U.S. Treasury Bonds, 3.000% to 5.375% due 02/15/31 to 05/15/48, $34,905,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/27 to 11/15/40, $35,917,974 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/31 to 08/15/47, $9,600 U.S. Treasury Inflation Index Note, 0.125% due 04/15/25 and $12,500 U.S. Treasury Notes, 0.125% to 2.875% due 10/31/20 to 05/15/28; (value—$135,660,000); proceeds: $133,000,887	133,000,000	133,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.410% due 12/04/20, collateralized by $34,558,543 various asset-backed convertible bonds, zero coupon to 3.250% due 09/15/22 to 10/15/37; (value—$38,500,000); proceeds: $35,025,511[4]	35,000,000	35,000,000

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%,0.100% due 11/06/20, collateralized by $206,951,341 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 04/01/29 to 10/01/50; (value—$204,000,00); proceeds: $200,020,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 4,270,000 Convertible Bonds; (value—$26,750,904); proceeds: $25,062,861[4]	25,000,000	25,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 12,633,033 Convertible Bonds; (value—$69,550,798); proceeds: $65,163,439[4]	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,378,000,000)		1,378,000,000
Total investments (cost—$6,519,221,045 which approximates cost for federal income tax purposes)—100.0%		6,519,221,045

Other assets in excess of liabilities—0.00%		918,194
Net assets—100.0%		$6,520,139,239

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$669,450,000	$—	$669,450,000
Commercial paper	—	3,541,777,545	—	3,541,777,545
Time deposits	—	571,000,000	—	571,000,000
U.S. government agency obligations	—	50,000,000	—	50,000,000
U.S. Treasury obligations	—	308,993,500	—	308,993,500
Repurchase agreements	—	1,378,000,000	—	1,378,000,000
Total	$—	$6,519,221,045	$—	$6,519,221,045

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $408,722,233, represented 6.4% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

55

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—88.0%
Alaska—1.8%
Alaska International Airports Revenue Refunding (System), Series A, 0.150%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.110%, VRD	800,000	800,000
Series C, 0.110%, VRD	11,750,000	11,750,000

		19,895,000

California—10.5%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.100%, VRD	1,695,000	1,695,000
City of Riverside, Electric Revenue Refunding, Series A, 0.110%, VRD	5,365,000	5,365,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7) 0.070%, VRD	11,194,000	11,194,000
Irvine Ranch California Water District Various Improvement Dists Consolidated, Series A, 0.070%, VRD	16,500,000	16,500,000
San Mateo County Transportation Authority Revenue Bonds, Subordinated, Series A, 0.130%, VRD	5,000,000	5,000,000
Southern California Public Power Authority, Magnolia Power Project Revenue Refunding, Series A-20, 0.070%, VRD	24,125,000	24,125,000
State of California Kindergarten, GO Bonds Series A1, 0.080%, VRD	10,530,000	10,530,000
Series A2, 0.080%, VRD	1,000,000	1,000,000
Series B2, 0.080%, VRD	2,950,000	2,950,000
Series B3, 0.090%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-3, 0.090%, VRD	7,200,000	7,200,000
Series B, Subseries B-5, 0.090%, VRD	15,980,000	15,980,000
Series B-1, 0.080%, VRD	14,685,000	14,685,000

		118,224,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—0.3%
Colorado Health Facilities Authority Childrens Hospital Revenue Refunding 0.110%, VRD	$2,000,000	$2,000,000
University of Colorado Revenue Refunding, Series B-1, 0.100%, VRD	2,000,000	2,000,000

		4,000,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.070%, VRD	1,300,000	1,300,000

District of Columbia—1.0%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.130%, VRD	11,000,000	11,000,000

Florida—0.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System), Series C, 0.110%, VRD	400,000	400,000
Miami Dade County Florida School District Revenue Refunding 2.000%, due 02/25/21	3,000,000	3,017,127
3.000%, due 02/25/21	5,000,000	5,044,028

		8,461,155

Georgia—0.6%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,009,048

Illinois—13.7%
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.140%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.160%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.140%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.140%, VRD	9,640,000	9,640,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.110%, VRD	710,000	710,000
Series C, 0.090%, VRD	6,600,000	6,600,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.130%, VRD	6,900,000	6,900,000
0.130%, VRD	8,450,000	8,450,000

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.130%, VRD	$20,530,000	$20,530,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.130%, VRD	16,734,000	16,734,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.130%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	34,600,000	34,600,000

		154,664,000

Indiana—4.8%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.130%, VRD	24,920,000	24,920,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.120%, VRD	28,900,000	28,900,000

		53,820,000

Maryland—0.1%
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.110%, VRD	1,200,000	1,200,000

Massachusetts—1.0%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.100%, VRD	5,725,000	5,725,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.100%, VRD	5,255,000	5,255,000

		10,980,000

Michigan—1.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.110%, VRD	18,700,000	18,700,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—4.7%
BMississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds, Series B, 0.110%, VRD	$1,900,000	$1,900,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.110%, VRD	400,000	400,000
Series A, 0.110%, VRD	5,025,000	5,025,000
Series B, 0.110%, VRD	1,700,000	1,700,000
Series B, 0.110%, VRD	6,355,000	6,355,000
Series C, 0.110%, VRD	1,475,000	1,475,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series D, 0.110%, VRD	550,000	550,000
Series E, 0.110%, VRD	700,000	700,000
Series E, 0.110%, VRD	2,400,000	2,400,000
Series G, 0.110%, VRD	1,700,000	1,700,000
Series G, 0.110%, VRD	4,885,000	4,885,000
Series H, 0.110%, VRD	1,425,000	1,425,000
Series I, 0.110%, VRD	2,900,000	2,900,000
Series K, 0.110%, VRD	3,005,000	3,005,000
Series L, 0.110%, VRD	9,925,000	9,925,000
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds, Series F, 0.110%, VRD	2,500,000	2,500,000
Mississippi Development Bank Jackson County Industrial Water System Revenue Bonds 0.110%, VRD	700,000	700,000

		52,945,000

Missouri—1.9%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 0.150%, VRD	10,000,000	10,000,000
Series C-5, 0.100%, VRD	4,275,000	4,275,000

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 0.110%, VRD	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.110%, VRD	1,000,000	1,000,000
Series B, 0.110%, VRD	500,000	500,000
Series C, 0.110%, VRD	400,000	400,000
Series C, 0.110%, VRD	3,500,000	3,500,000
Series D, 0.110%, VRD	500,000	500,000

		21,175,000

Nebraska—0.3%
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 0.110%, VRD	3,300,000	3,300,000

New York—20.7%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.130%, VRD	2,830,000	2,830,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 0.100%, VRD	3,120,000	3,120,000
Subseries B-1, 0.110%, VRD	11,250,000	11,250,000
Subseries E-1, 0.120%, VRD	1,000,000	1,000,000
Subseries E-4, 0.150%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.100%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.100%, VRD	600,000	600,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	2,400,000	2,400,000
Series BB-5, 0.130%, VRD	820,000	820,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution) 0.110%, VRD	$800,000	$800,000
New York City Transitional Finance Authority Future Tax Secured Revenue 0.110%, VRD	630,000	630,000
0.120%, VRD	30,765,000	30,765,000
Series C, 0.150%, VRD	21,190,000	21,190,000
Subseries C-6, 0.140%, VRD	3,000,000	3,000,000
New York City, GO Bonds, Subseries B-3, 0.110%, VRD	8,300,000	8,300,000
Subseries D-4, 0.100%, VRD	24,770,000	24,770,000
New York State Dormitory Authority, Series B, 5.000%, due 03/31/21	5,000,000	5,090,729
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	56,745,000	56,745,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.120%, VRD	4,035,000	4,035,000
Triborough Bridge & Tunnel Authority Revenue (General) Subseries B-2, 0.090%, VRD	8,775,000	8,775,000
Series 2005B-4C, 0.120%, VRD	24,900,000	24,900,000
Series A, 0.110%, VRD	5,000,000	5,000,000
Series F, 0.090%, VRD	7,745,000	7,745,000
Subseries B-3, 0.130%, VRD	4,975,000	4,975,000

		234,305,729

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	3,200,000	3,200,000

Ohio—3.1%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group), Series A-R, 0.110%, VRD	9,900,000	9,900,000

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series B-R, 0.110%, VRD	$920,000	$920,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.110%, VRD	1,750,000	1,750,000
Ohio (Common Schools), GO Bonds, Series D, 0.120%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System), Series D-1, 0.100%, VRD	3,170,000	3,170,000
Series D-1, 0.110%, VRD	6,700,000	6,700,000

		35,105,000

Oregon—1.3%
Oregon State Facilities Authority Peacehealth Revenue Refunding, Series A, 0.110%, VRD	14,300,000	14,300,000

Pennsylvania—5.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.090%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.120%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.120%, VRD	14,045,000	14,045,000
Pennsylvania Turnpike Commission, Series A, 0.100%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.100%, VRD	2,600,000	2,600,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120%, VRD	19,770,000	19,770,000

		62,690,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.170%, VRD	900,000	900,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—1.0%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20	$3,240,000	$3,245,283
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,051,535

		11,296,818

Tennessee—1.3%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.160%, VRD	4,300,000	4,300,000
0.160%, VRD	9,900,000	9,900,000

		14,200,000

Texas—7.9%
Austin Water & Wastewater Systems Revenue Refunding 0.130%, VRD	10,100,000	10,100,000
Harris County Cultural Education Facilities Finance Corp. Methodist Hospital Revenue Refunding 0.100%, VRD	35,750,000	35,750,000
Harris County Hospital District Revenue Refunding (Senior Lien) 0.140%, VRD	1,760,000	1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.120%, VRD	17,500,000	17,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.110%, VRD	1,065,000	1,065,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.110%, VRD	400,000	400,000
State of Texas, Transitional Revenue Bonds 4.000%, due 08/26/21	20,000,000	20,610,426
University of Texas University Revenue Refunding (Financing System), Series B, 0.100%, VRD	2,000,000	2,000,000

		89,185,426

Utah—0.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.110%, VRD	7,295,000	7,295,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Virginia—1.2%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D, 0.150%, VRD	$14,055,000	$14,055,000

Washington—0.8%
Port of Tacoma WA Revenue, Series B, 0.120%, VRD	9,400,000	9,400,000

Wisconsin—1.0%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 0.110%, VRD	7,900,000	7,900,000
Wisconsin Health & Educational Facilities Authority Revenue 0.110%, VRD	3,015,000	3,015,000

		10,915,000
Total municipal bonds (cost—$993,521,176)		993,521,176

Tax-exempt commercial paper—11.9%
California—1.3%
California State University 0.150%, due 11/04/20	15,000,000	15,000,000

Illinois—1.4%
Illinois Educational Facilities Authority Revenue 0.160%, due 11/03/20	10,000,000	10,000,000
0.170%, due 12/02/20	6,561,000	6,561,000

		16,561,000

Maryland—0.5%
Montgomery County 0.190%, due 01/07/21	5,500,000	5,500,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Minnesota—0.9%
Rochester Minnesota Health Care Facilities Revenue 0.210%, due 01/06/21	$10,000,000	$10,000,000

Ohio—1.8%
Ohio State Higher Education 0.140%, due 12/03/20	5,000,000	5,000,000
0.140%, due 12/10/20	10,000,000	10,000,000
0.140%, due 12/10/20	5,000,000	5,000,000

		20,000,000

South Carolina—0.3%
South Carolina Public Service 0.200%, due 12/09/20	3,700,000	3,700,000

Texas—5.7%
Harris County Cultural Educational Facilities 0.130%, due 11/03/20	20,000,000	20,000,000
Lower Colorado River Authority 0.200%, due 01/06/21	17,659,000	17,659,000
University of Texas 0.150%, due 12/04/20	1,350,000	1,350,000
0.160%, due 12/15/20	25,000,000	25,000,000

		64,009,000
Total tax-exempt commercial paper (cost—$134,770,000)		134,770,000
Total investments (cost—$1,128,291,176 which approximates cost for federal income tax purposes)—99.9%		1,128,291,176

Other assets in excess of liabilities—0.1%		692,728
Net assets—100.0%		$1,128,983,904

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$993,521,176	$—	$993,521,176
Tax-exempt commercial paper	—	134,770,000	—	134,770,000
Total	$—	$1,128,291,176	$—	$1,128,291,176

At October 31, 2020, there were no transfers in or out of Level 3.

60

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2020 and reset periodically.

See accompanying notes to financial statements.

61

Master Trust

Statement of assets and liabilities

October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,614,104,180	$224,397,420	$7,544,281,291	$19,934,497,130	$5,141,221,045	$1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—

Investments, at value
Investments	9,615,170,629	224,413,613	7,544,281,291	19,934,497,130	5,141,221,045	1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—
Cash	588,699	27,643,344	3,753,707	3,509,825	719,737	6,217,491
Receivable for investments sold	—	—	102,000,000	849,000,000	—	—
Receivable for interest	1,828,511	9,681	2,925,736	14,706,678	805,155	706,820
Receivable from affiliate	—	9,966	—	—	—	—
Total assets	12,864,587,839	378,076,604	11,777,960,734	28,547,913,633	6,520,745,937	1,135,215,487

Liabilities:
Payable for investments purchased	—	27,039,343	90,959,125	220,900,734	—	6,130,374
Payable to affiliate	1,141,857	—	1,048,017	2,619,561	606,698	101,209
Total liabilities	1,141,857	27,039,343	92,007,142	223,520,295	606,698	6,231,583
Net assets, at value	$12,863,445,982	$351,037,261	$11,685,953,592	$28,324,393,338	$6,520,139,239	$1,128,983,904

See accompanying notes to financial statements.

62

Master Trust

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$28,632,777	$244,858	$17,143,702	$44,739,513	$14,212,419	$1,393,425
Expenses:
Investment advisory and administration fees	8,028,516	92,045	7,179,128	17,436,503	3,888,502	863,216
Trustees’ fees and expenses	35,171	7,313	31,062	70,070	19,931	9,820
Total expenses	8,063,687	99,358	7,210,190	17,506,573	3,908,433	873,036
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(99,358)	—	—	—	(20,230)
Net expenses	8,063,687	—	7,210,190	17,506,573	3,908,433	852,806
Net investment income (loss)	20,569,090	244,858	9,933,512	27,232,940	10,303,986	540,619
Net realized gain (loss)	(1,168)	1,042	147,945	(2)	—	—
Net change in unrealized appreciation (depreciation)	(2,797,762)	(30,989)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$17,770,160	$214,911	$10,081,457	$27,232,938	$10,303,986	$540,619

See accompanying notes to financial statements.

63

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$20,569,090	$353,385,726
Net realized gain (loss)	(1,168)	112,142
Net change in unrealized appreciation (depreciation)	(2,797,762)	3,093,263
Net increase (decrease) in net assets resulting from operations	17,770,160	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(3,675,078,056)	385,003,117
Net increase (decrease) in net assets	(3,657,307,896)	741,594,248
Net assets:

Beginning of period	16,520,753,878	15,779,159,630
End of period	$12,863,445,982	$16,520,753,878

	ESG Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$244,858	$134,921
Net realized gain (loss)	1,042	—
Net change in unrealized appreciation (depreciation)	(30,989)	47,182
Net increase (decrease) in net assets resulting from operations	214,911	182,103
Net increase (decrease) in net assets from beneficial interest transactions	277,210,650	73,429,597
Net increase (decrease) in net assets	277,425,561	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$351,037,261	$73,611,700

[1]	Commencement of operations.

See accompanying notes to financial statements.

64

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,933,512	$240,863,481
Net realized gain (loss)	147,945	481,629
Net increase (decrease) in net assets resulting from operations	10,081,457	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(6,086,803,235)	3,242,842,988
Net increase (decrease) in net assets	(6,076,721,778)	3,484,188,098
Net assets:

Beginning of period	17,762,675,370	14,278,487,272
End of period	$11,685,953,592	$17,762,675,370

	Treasury Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$27,232,940	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	27,232,938	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(6,506,560,373)	17,260,860,340
Net increase (decrease) in net assets	(6,479,327,435)	17,581,030,804
Net assets:

Beginning of period	34,803,720,773	17,222,689,969
End of period	$28,324,393,338	$34,803,720,773

	Prime CNAV Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$10,303,986	$119,652,912
Net realized gain (loss)	—	73,339
Net increase (decrease) in net assets resulting from operations	10,303,986	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(985,395,637)	2,493,874,372
Net increase (decrease) in net assets	(975,091,651)	2,613,600,623
Net assets:

Beginning of period	7,495,230,890	4,881,630,267
End of period	$6,520,139,239	$7,495,230,890

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Tax-Free Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$540,619	$27,659,945
Net increase (decrease) in net assets resulting from operations	540,619	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,445,139,381)	269,819,731
Net increase (decrease) in net assets	(1,444,598,762)	297,479,676
Net assets:

Beginning of period	2,573,582,666	2,276,102,990
End of period	$1,128,983,904	$2,573,582,666

See accompanying notes to financial statements.

66

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	0.26%[1]	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[2]	0.12%	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of period (000’s)	$12,863,446	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.00%[2]	0.00%[2]
Net investment income (loss)	0.25%[2]	1.24%[2]
Supplemental data:
Total investment return[3]	0.14%	0.47%
Net assets, end of period (000’s)	$351,037	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

68

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.14%[2]	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.07%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$11,685,954	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	0.16%[1]	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[2]	0.08%	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of period (000’s)	$28,324,393	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	0.26%[2]	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.13%	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$6,520,139	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	0.06%[1]	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[2]	0.03%	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of period (000’s)	$1,128,984	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”)

73

Master Trust

Notes to financial statements (unaudited)

determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity

74

Master Trust

Notes to financial statements (unaudited)

fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

75

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Master Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,141,857
ESG Prime Master Fund	(9,966)
Government Master Fund	1,048,017
Treasury Master Fund	2,619,561
Prime CNAV Master Fund	606,698
Tax-Free Master Fund	101,209

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs.

76

Master Trust

Notes to financial statements (unaudited)

Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2020, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Tax-Free Master Fund	$20,230

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until January 31, 2021. For the period ended October 31, 2020, UBS AM voluntarily waived $99,358 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	34,300,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$6,812,905,595	$27,421,906,839
Withdrawals	(10,487,983,651)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(3,675,078,056)	$385,003,117

77

Master Trust

Notes to financial statements (unaudited)

ESG Prime Master Fund

	For the six months ended October 31, 2020	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$477,229,278	$120,503,658
Withdrawals	(200,018,628)	(47,074,061)
Net increase (decrease) in beneficial interest	$277,210,650	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$17,198,374,454	$46,835,779,003
Withdrawals	(23,285,177,689)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(6,086,803,235)	$3,242,842,988

Treasury Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$25,256,966,804	$57,434,681,322
Withdrawals	(31,763,527,177)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(6,506,560,373)	$17,260,860,340

Prime CNAV Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$3,551,404,224	$8,693,256,696
Withdrawals	(4,536,799,861)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(985,395,637)	$2,493,874,372

Tax-Free Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$224,029,482	$3,125,085,366
Withdrawals	(1,669,168,863)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,445,139,381)	$269,819,731

78

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,127,173
Gross unrealized depreciation	(60,724)
Net unrealized appreciation	$1,066,449

ESG Prime Master Fund

Gross unrealized appreciation	$17,262
Gross unrealized depreciation	(1,069)
Net unrealized appreciation	$16,193

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the Government Master Fund, the Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

79

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

81

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2021. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

82

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management noted that while the RMA Government Money Market Feeder Fund’s total expenses were above the Expense Group median, the RMA Government Money Market Feeder Fund’s Contractual Management Fee and Actual Management Fee was below or at the Expense Group median. Management explained that the RMA Government Money Market Feeder Fund’s higher relative total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s overall expenses were below the median by slightly less than 5 basis points (i.e., 0.05%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by 3 basis points (i.e., 0.03%) or less, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Expense Group includes peer funds that target large institutional investors and have higher minimum investment thresholds than the Select Prime Institutional Feeder Fund, resulting in lower relative expense ratios.

83

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only two peer funds in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2020 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each

84

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 4 basis points (i.e., 0.04%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 2 basis points (i.e., 0.02%), respectively, for the one-, three-, five- and ten-year periods and since inception.

85

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s

86

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

87

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1664

UBS Investor Funds

Semiannual Report  |  October 31, 2020

Includes:

•	UBS Select Prime Investor Fund
•	UBS Select ESG Prime Investor Fund
•	UBS Select Government Investor Fund
•	UBS Select Treasury Investor Fund
•	UBS Prime Investor Fund
•	UBS Tax-Free Investor Fund

UBS Investor Funds

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for the UBS Investor Series of Funds, namely UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Government Investor Fund, UBS Select Treasury Investor Fund, UBS Prime Investor Fund and UBS Tax-Free Investor Fund, for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period, and yields remained extremely low. As a result, the Funds’ yields were also low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Investor Fund: 0.01% on October 31, 2020, versus 0.37% as of April 30, 2020.

•	UBS Select ESG Prime Investor Fund: 0.01% on October 31, 2020, versus 0.42% on April 30, 2020.

•	UBS Select Government Investor Fund: 0.01% on October 31, 2020, unchanged from 0.01% as of April 30, 2020.

•	UBS Select Treasury Investor Fund: 0.01% on October 31, 2020, unchanged from 0.01% as of April 30, 2020.

•	UBS Prime Investor Fund: 0.01% on October 31, 2020, versus 0.36% as of April 30, 2020.

•	UBS Tax-Free Investor Fund: 0.01% on October 31, 2020, unchanged from 0.01% as of April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic

UBS Select Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Investment goals (all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Prime Investor Fund—August 1, 2008;

UBS Select Government Investor Fund—August 17, 2016;

UBS Select Treasury Investor Fund—September 18, 2008;

UBS Prime Investor Fund— January 19, 2016

Dividend payments:

Monthly

UBS Select ESG Prime Investor Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

UBS Tax-Free Investor Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

Charles W. Grande

UBS Asset Management (Americas) Inc.

Commencement:

September 22, 2008

Dividend payments:

Monthly

1

UBS Investor Funds

product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed’s dot plan indicated that rates could stay anchored near zero through 2023.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Investor Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on October 31, 2020, the Master Fund’s WAM was 39 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid.

At the security level, we increased the Master Fund’s exposures to repurchase agreements and US Treasury obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposures to certificates of deposit and time deposits.

•

The WAM for the Master Fund in which UBS Select ESG Prime Investor Fund invests was 41 days when the reporting period began. At period-end on October 31, 2020 it was 46 days. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. We also initiated a position in US Treasury obligations. In contrast, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Government Master Fund in which UBS Select Government Investor Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2020, it was 46 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to US government agency obligations and repurchase agreements backed by government securities.

•

The WAM for the Treasury Master Fund in which UBS Select Treasury Investor Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 48 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by Treasuries securities.

2

UBS Investor Funds

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Investor Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 42 days. Over the review period, we increased the Master Fund’s exposures to US Treasury obligations and time deposits. Conversely, we decreased its exposure to repurchase agreements, and modestly pared its allocations to US government agency obligations.

•

The WAM for the Tax-Free Master Fund in which UBS Tax-Free Investor Fund invests was 9 days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun

President—UBS Series Funds

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

UBS Tax-Free Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.	Charles W. Grande Portfolio Manager— UBS Tax-Free Investor Fund Managing Director UBS Asset Management (Americas) Inc.

3

UBS Investor Funds

Robert Sabatino

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Investor Fund Executive Director UBS Asset Management (Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Investor Fund

UBS Select ESG Prime Investor Fund

UBS Select Government Investor Fund

UBS Select Treasury Investor Fund

UBS Prime Investor Fund

Executive Director

UBS Asset Management

(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

4

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Investor Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value[2] October 31, 2020	Expenses paid during period[3] 05/01/20 to 10/31/20	Expense ratio during the period

UBS Select Prime Investor Fund
Actual	$1,000.00	$1,000.10	$1.67	0.33%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.54	1.68	0.33

UBS Select ESG Prime Investor Fund
Actual	$1,000.00	$1,000.00	$1.27	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.94	1.28	0.25

UBS Select Government Investor Fund
Actual	$1,000.00	$1,000.10	$1.17	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	1.17	0.23

UBS Select Treasury Investor Fund
Actual	$1,000.00	$1,000.10	$1.27	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.94	1.28	0.25

UBS Prime Investor Fund
Actual	$1,000.00	$1,000.20	$1.67	0.33%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.54	1.68	0.33

UBS Tax-Free Investor Fund
Actual	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.35)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.35)
Weighted average maturity[2]	39 days

Table footnotes are on page 9

UBS Select ESG Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(1.44)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(1.43)
Weighted average maturity[2]	46 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund. Because the price of interests in the related money market master fund will fluctuate, when you sell your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, your shares of UBS Select Prime Investor and UBS Select ESG Prime Investor Fund may be worth more or less than what you originally paid for them. The related money market master fund may impose a fee upon sale of your shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Investor Fund’s and UBS Select ESG Prime Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Investor Fund and UBS Select ESG Prime Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (continued)

UBS Select Government Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.42)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.42)
Weighted average maturity[2]	46 days

Table footnotes are on page 9

UBS Select Treasury Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.42)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.42)
Weighted average maturity[2]	48 days

Table footnotes are on page 9

You could lose money by investing in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Investor Fund and UBS Select Treasury Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Investor Fund and UBS Select Treasury Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Investor Fund’s sponsor and UBS Select Treasury Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Investor Fund and UBS Select Treasury Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Investor Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (concluded)

UBS Prime Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.37)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.37)
Weighted average maturity[2]	42 days

UBS Tax-Free Investor Fund

Yields and characteristics
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.49)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.49)
Weighted average maturity[2]	16 days

Investments in UBS Prime Investor Fund and UBS Tax-Free Investor Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Investor Fund and UBS Tax-Free Investor Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Investor Fund and UBS Tax-Free Investor Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund or may temporarily suspend your ability to sell shares of UBS Prime Investor Fund and UBS Tax-Free Investor Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Investor Fund and UBS Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Investor Fund’s sponsor and UBS Tax-Free Investor Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Investor Fund and UBS Tax-Free Investor Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Investor Funds

Statement of assets and liabilities

October 31, 2020 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$2,394,076,999	$18,043,682

Investments in Master Fund, at value	2,394,666,453	18,048,545
Receivable from affiliate	44,360	137,875
Deferred offering cost	—	16,410
Other assets	51,368	7,227
Total assets	2,394,762,181	18,210,057

Liabilities:
Dividends payable to shareholders	22,708	159
Payable to affiliate	—	—
Accrued expenses and other liabilities	520,751	77,035
Total liabilities	543,459	77,194
Net assets	$2,394,218,722	$18,132,863
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 2,393,376,597; 18,123,713; 757,100,983; 1,651,712,206; 1,617,772,167 and 144,361,443 outstanding, respectively	$2,393,602,152	$18,123,922
Distributable earnings (losses)	616,570	8,941
Net assets	$2,394,218,722	$18,132,863
Net asset value per share	$1.0004	$1.0005

10

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$757,214,711	$1,651,886,232	$1,618,068,460	$144,383,188

757,214,711	1,651,886,232	1,618,068,460	144,383,188
42,623	130,396	—	59,380
—	—	—	—
26,680	43,075	18,063	20,368
757,284,014	1,652,059,703	1,618,086,523	144,462,936

6,700	14,455	14,361	1,311
—	—	47,078	—
164,394	333,042	230,640	100,182
171,094	347,497	292,079	101,493
$757,112,920	$1,651,712,206	$1,617,794,444	$144,361,443
$757,100,983	$1,651,712,206	$1,617,772,167	$144,361,443
11,937	—	22,277	—
$757,112,920	$1,651,712,206	$1,617,794,444	$144,361,443
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Investor Funds

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	UBS Select Prime Investor Fund	UBS Select ESG Prime Investor Fund
Investment income:
Interest income allocated from Master Fund	$5,953,434	$36,826
Expenses allocated from Master Fund	(1,639,563)	(12,852)
Expense waiver allocated from Master Fund	—	12,852
Net investment income allocated from Master Fund	4,313,871	36,826
Expenses:
Administration fees	1,639,020	12,885
Service and distribution fees	5,736,571	45,098
Transfer agency fees	140,822	931
Accounting fees	648	5,067
Trustees’ fees	17,695	6,845
Professional fees	36,077	24,774
Reports and notices to shareholders	17,354	2,727
State registration fees	334,534	39,233
Insurance fees	15,910	—
Amortization of offering costs	—	40,478
Other expenses	28,043	1,520
	7,966,674	179,558
Fee waivers and/or expense reimbursements by administrator and distributor	(4,253,934)	(147,493)
Net expenses	3,712,740	32,065
Net investment income (loss)	601,131	4,761
Net realized gain (loss) allocated from Master Fund	(246)	236
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(542,966)	(6,918)
Net increase (decrease) in net assets resulting from operations	$57,919	$(1,921)

12

UBS Investor Funds

UBS Select Government Investor Fund	UBS Select Treasury Investor Fund	UBS Prime Investor Fund	UBS Tax-Free Investor Fund

$1,143,696	$2,665,564	$4,050,528	$168,404
(476,553)	(1,024,740)	(1,082,454)	(104,861)
—	—	—	2,312
667,143	1,640,824	2,968,074	65,855

476,458	1,027,901	1,082,082	104,836
1,667,586	3,597,847	3,787,335	366,928
31,193	69,182	75,899	8,324
648	648	648	648
10,487	13,550	15,082	9,268
36,953	35,614	34,813	34,881
4,314	8,571	17,605	—
96,237	240,476	121,657	34,646
3,577	7,625	8,943	706
—	—	—	—
13,461	21,542	13,591	5,828
2,340,914	5,022,956	5,157,655	566,065
(1,721,415)	(3,485,079)	(2,658,258)	(510,704)
619,499	1,537,877	2,499,397	55,361
47,644	102,947	468,677	10,494
10,355	—	—	—
—	—	—	—
$57,999	$102,947	$468,677	$10,494

See accompanying notes to financial statements.

13

UBS Investor Funds

Statement of changes in net assets

	UBS Select Prime Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$601,131	$56,251,668
Net realized gain (loss)	(246)	27,732
Net change in unrealized appreciation (depreciation)	(542,966)	1,016,402
Net increase (decrease) in net assets resulting from operations	57,919	57,295,802
Total distributions	(601,131)	(56,254,843)
Net increase (decrease) in net assets from beneficial interest transactions	(1,403,604,368)	856,004,766
Net increase (decrease) in net assets	(1,404,147,580)	857,045,725
Net assets:

Beginning of period	3,798,366,302	2,941,320,577
End of period	$2,394,218,722	$3,798,366,302

See accompanying notes to financial statements.

14

UBS Investor Funds

Statement of changes in net assets

	UBS Select ESG Prime Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$4,761	$18,617
Net realized gain (loss)	236	—
Net change in unrealized appreciation (depreciation)	(6,918)	11,781
Net increase (decrease) in net assets resulting from operations	(1,921)	30,398
Total distributions	(4,761)	(18,617)
Net increase (decrease) in net assets from beneficial interest transactions	(1,642,454)	19,770,218
Net increase (decrease) in net assets	(1,649,136)	19,781,999
Net assets:

Beginning of period	19,781,999	—
End of period	$18,132,863	$19,781,999

[1]	Commencement of operations.

See accompanying notes to financial statements.

15

UBS Investor Funds

Statement of changes in net assets

	UBS Select Government Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$47,644	$10,603,089
Net realized gain (loss)	10,355	25,152
Net increase (decrease) in net assets resulting from operations	57,999	10,628,241
Total distributions	(47,644)	(10,619,965)
Net increase (decrease) in net assets from beneficial interest transactions	(421,381,203)	608,894,296
Net increase (decrease) in net assets	(421,370,848)	608,902,572
Net assets:

Beginning of period	1,178,483,768	569,581,196
End of period	$757,112,920	$1,178,483,768

See accompanying notes to financial statements.

16

UBS Investor Funds

Statement of changes in net assets

	UBS Select Treasury Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$102,947	$22,195,515
Net realized gain (loss)	—	1,557
Net increase (decrease) in net assets resulting from operations	102,947	22,197,072
Total distributions	(102,947)	(22,197,097)
Net increase (decrease) in net assets from beneficial interest transactions	(1,004,503,486)	1,416,680,666
Net increase (decrease) in net assets	(1,004,503,486)	1,416,680,641
Net assets:

Beginning of period	2,656,215,692	1,239,535,051
End of period	$1,651,712,206	$2,656,215,692

See accompanying notes to financial statements.

17

UBS Investor Funds

Statement of changes in net assets

	UBS Prime Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$468,677	$30,715,151
Net realized gain (loss)	—	22,277
Net increase (decrease) in net assets resulting from operations	468,677	30,737,428
Total distributions	(468,677)	(30,715,151)
Net increase (decrease) in net assets from beneficial interest transactions	(782,054,426)	883,456,510
Net increase (decrease) in net assets	(782,054,426)	883,478,787
Net assets:

Beginning of period	2,399,848,870	1,516,370,083
End of period	$1,617,794,444	$2,399,848,870

See accompanying notes to financial statements.

18

UBS Investor Funds

Statement of changes in net assets

	UBS Tax-Free Investor Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$10,494	$1,658,831
Net increase (decrease) in net assets resulting from operations	10,494	1,658,831
Total distributions	(10,494)	(1,658,831)
Net increase (decrease) in net assets from beneficial interest transactions	(175,224,273)	130,970,590
Net increase (decrease) in net assets	(175,224,273)	130,970,590
Net assets:

Beginning of period	319,585,716	188,615,126
End of period	$144,361,443	$319,585,716

See accompanying notes to financial statements.

19

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.0005	$1.0002	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0002	0.0155	0.0193	0.0099	0.0025	0.000 [1]
Net realized and unrealized gain (loss)	(0.0001)	0.0003	0.0001	(0.0001)	0.0004	0.000 [1]
Net increase (decrease) from operations	0.0001	0.0158	0.0194	0.0098	0.0029	0.000 [1]
Dividends from net investment income	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0025)	(0.000)[1]
Distributions from net realized gains	—	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0002)	(0.000)[1]
Total dividends and distributions	(0.0002)	(0.0155)	(0.0193)	(0.0099)	(0.0027)	(0.000)[1]
Net asset value, end of period	$1.0004	$1.0005	$1.0002	$1.0001	$1.0002	$1.00
Total investment return[3]	0.01%	1.59%	1.96%	0.99%	0.29%	0.03%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.59%[5]	0.57%	0.57%	0.63%	0.64%	0.61%
Expenses after fee waivers and/or expense reimbursements[4]	0.33%[5]	0.45%	0.45%	0.45%	0.45%	0.33%
Net investment income (loss)[4]	0.04%[5]	1.52%	2.02%	1.06%	0.22%	0.03%
Supplemental data:
Net assets, end of period (000’s)	$2,394,219	$3,798,366	$2,941,321	$707,025	$248,749	$369,258

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

20

UBS Select ESG Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0007	$1.0000
Net investment income (loss)	0.0002	0.0029
Net realized and unrealized gain (loss)	(0.0002)	0.0007
Net increase (decrease) from operations	—	0.0036
Dividends from net investment income	(0.0002)	(0.0029)
Total dividends and distributions	(0.0002)	(0.0029)
Net asset value, end of period	$1.0005	$1.0007
Total investment return[2]	0.00%	0.36%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	1.49%[4]	3.58%[4]
Expenses after fee waivers and/or expense reimbursements[3]	0.25%[4]	0.35%[4]
Net investment income (loss)[3]	0.04%[4]	0.81%[4]
Supplemental data:
Net assets, end of period (000’s)	$18,133	$19,782

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

21

UBS Select Government Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from August 17, 2016[1] to April 30, 2017
		2020	2019	2018
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.014	0.017	0.007	0.001
Net realized gain (loss)	0.000 [2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000 [2]	0.014	0.017	0.007	0.001
Dividends from net investment income	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.014)	(0.017)	(0.007)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	1.39%	1.74%	0.74%	0.08%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.59%[5]	0.58%	0.62%	0.76%	1.03%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.23%[5]	0.45%	0.45%	0.45%	0.43%[5]
Net investment income (loss)[4]	0.01%[5]	1.27%	1.81%	0.77%	0.13%[5]
Supplemental data:
Net assets, end of period (000’s)	$757,113	$1,178,484	$569,581	$134,423	$58,659

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

22

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.014	0.017	0.007	0.001	0.000 [1]
Net realized gain (loss)	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.014	0.017	0.007	0.001	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)	(0.000)[1]
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.014)	(0.017)	(0.007)	(0.001)	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	1.35%	1.74%	0.73%	0.08%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.59%[4]	0.57%	0.58%	0.63%	0.65%	0.61%
Expenses after fee waivers and/or expense reimbursements[3]	0.25%[4]	0.44%	0.45%	0.45%	0.39%	0.16%
Net investment income (loss)[3]	0.01%[4]	1.21%	1.81%	0.78%	0.07%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$1,651,712	$2,656,216	$1,239,535	$435,888	$193,675	$258,702

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

23

UBS Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 10, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [2]	0.015	0.019	0.010	0.003	0.000 [2]
Net realized gain (loss)	0.000 [2]	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.000 [2]	0.015	0.019	0.010	0.003	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.015)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.015)	(0.019)	(0.010)	(0.003)	(0.000)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	1.54%	1.91%	0.97%	0.27%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.58%[5]	0.57%	0.58%	0.64%	1.26%	5.47%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.33%[5]	0.45%	0.45%	0.45%	0.45%	0.35%[5]
Net investment income (loss)[4]	0.04%[5]	1.48%	1.98%	1.04%	0.42%	0.08%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,617,794	$2,399,849	$1,516,370	$368,536	$89,533	$2,346

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

24

UBS Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000 [1]	0.009	0.010	0.006	0.001	0.000 [1]
Net realized gain (loss)	—	—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.000 [1]	0.009	0.010	0.006	0.001	0.000 [1]
Dividends from net investment income	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)	(0.000)[1]
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.000)[1]	(0.009)	(0.010)	(0.006)	(0.001)	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.01%	0.89%	1.03%	0.56%	0.14%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.64%[4]	0.64%	0.63%	0.80%	1.11%	1.10%
Expenses after fee waivers and/or expense reimbursements[3]	0.15%[4]	0.43%	0.45%	0.45%	0.42%	0.06%
Net investment income (loss)[3]	0.01%[4]	0.83%	1.02%	0.63%	0.16%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$144,361	$319,586	$188,615	$123,642	$46,649	$27,455

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

25

UBS Investor Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select ESG Prime Investor Fund (“ESG Prime Investor Fund”), UBS Select Government Investor Fund (“Government Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), UBS Prime Investor Fund (“Prime CNAV Investor Fund”), and UBS Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, ESG Prime Investor Fund, Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. Prime CNAV Investor Fund commenced operations on January 19, 2016, Government Investor Fund commenced operations on August 17, 2016 and ESG Prime Investor Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Funds. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.62% for Prime Investor Fund, 5.14% for ESG Prime Investor Fund, 6.48% for Government Investor Fund, 5.83% for Treasury Investor Fund, 24.82% for Prime CNAV Investor Fund and 12.79% for Tax-Free Investor Fund at October 31, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

26

UBS Investor Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Investor Fund and ESG Prime Investor Fund calculate their net asset values to four decimals (e.g., $1.0000) using market-based pricing and expect that their share prices will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund, such as Prime Investor Fund or ESG Prime Investor Fund, as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s prospectus).

Constant net asset value per share funds—Government Investor Fund, Treasury Investor Fund, Prime CNAV Investor Fund, and Tax-Free Investor Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Investor Fund and Treasury Investor Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Investor Fund and Treasury Investor Fund are permitted to seek to maintain a stable price per share. Prime CNAV Investor Fund and Tax-Free Investor Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Investor Fund and Tax-Free Investor Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2020, Prime Investor Fund, ESG Prime Investor Fund, Prime CNAV Investor Fund and Tax-Free Investor Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Investor Fund and Treasury Investor Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Investor Fund and Treasury Investor Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

27

UBS Investor Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Investor Fund	0.10%
ESG Prime Investor Fund	0.10
Government Investor Fund	0.10
Treasury Investor Fund	0.10
Prime CNAV Investor Fund	0.10
Tax-Free Investor Fund	0.10

At October 31, 2020, each Fund owed UBS AM for administrative services/expense reimbursements as follows:

Fund	Amounts owed to UBS AM
Prime Investor Fund	$620,493
ESG Prime Investor Fund	5,574
Government Investor Fund	197,268
Treasury Investor Fund	403,720
Prime CNAV Investor Fund	419,866
Tax-Free Investor Fund	43,588

The Funds and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its administration fees and/or reimburse the Funds so that the Funds’ operating expenses through August 31, 2021 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%.

28

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2020 UBS AM owed the Funds, and for the period ended October 31, 2020, UBS AM was contractually obligated to waive fees and/or to reimburse certain operating expenses as follows:

Fund	Amounts owed by UBS AM	Amounts waived and/or reimbursed by UBS AM
Prime Investor Fund	$794,036	$1,411,134
ESG Prime Investor Fund	145,142	128,016
Government Investor Fund	241,365	435,198
Treasury Investor Fund	529,443	911,051
Prime CNAV Investor Fund	431,591	829,643
Tax-Free Investor Fund	91,033	146,755

Each Fund has agreed to repay UBS AM for any such waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing each Fund’s expenses in any of those three years to exceed such expense cap. The fee waiver/expense reimbursement agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive. At October 31, 2020, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024
Prime Investor Fund	$5,635,197	$461,728	$1,287,529	$2,474,806	$1,411,134
ESG Prime Investor Fund	198,527	—	—	70,511	128,016
Government Investor Fund	1,698,614	240,622	371,929	650,865	435,198
Treasury Investor Fund	3,184,958	398,353	626,529	1,249,025	911,051
Prime CNAV Investor Fund	3,223,733	292,563	685,603	1,415,924	829,643
Tax-Free Investor Fund	880,835	205,718	253,692	274,670	146,755

UBS AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, and for the period ended October 31, 2020, UBS AM did not owe and/or waive fees/reimburse expenses under this additional undertaking.

Shareholder servicing and distribution plans

UBS AM—US is the principal underwriter and distributor of the Funds’ shares. During the period ended October 31, 2020, the Funds were contractually obligated to pay UBS AM—US monthly distribution (12b-1) and shareholder servicing fees at the below annual rates, as a percentage of each Fund’s average daily net assets:

Fund	Distribution (12b-1) fee	Shareholder servicing fee
Prime Investor Fund	0.25%	0.10%
ESG Prime Investor Fund	0.25	0.10
Government Investor Fund	0.25	0.10
Treasury Investor Fund	0.25	0.10
Prime CNAV Investor Fund	0.25	0.10
Tax-Free Investor Fund	0.25	0.10

29

UBS Investor Funds

Notes to financial statements (unaudited)

At October 31, 2020, each Fund owed UBS AM—US for distribution and shareholder servicing fees as follows:

Fund	Amounts owed to UBS AM—US
Prime Investor Fund	$2,020,948
ESG Prime Investor Fund	14,049
Government Investor Fund	679,956
Treasury Investor Fund	1,406,267
Prime CNAV Investor Fund	1,385,491
Tax-Free Investor Fund	152,556

In addition to UBS AM’s fee waivers and/or expense reimbursements noted in the Administrator section above, in connection with voluntary waivers by the financial intermediaries that are selling each Fund’s shares, UBS AM—US has agreed to voluntarily waive fees or reimburse fund expenses so that each Fund’s operating expenses (excluding interest expense, if any, and extraordinary items) do not exceed 0.45%. UBS AM—US may also voluntarily undertake to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. These additional undertakings are voluntary and not contractual and may be terminated at any time. At October 31, 2020, UBS AM—US owed the Funds and for the period ended October 31, 2020, UBS AM—US voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amounts owed by UBS AM—US	Amounts waived and/or reimbursed by UBS AM—US
Prime Investor Fund	$1,891,765	$2,842,800
ESG Prime Investor Fund	12,356	19,477
Government Investor Fund	678,482	1,286,217
Treasury Investor Fund	1,410,940	2,574,028
Prime CNAV Investor Fund	1,326,688	1,828,615
Tax-Free Investor Fund	164,491	363,949

There is no guarantee that these additional voluntary amounts will continue to be waived and/or expenses reimbursed. To the extent that expenses are to be reimbursed, they will be reimbursed by UBS AM.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2020 and April 30, 2020 were as follows:

Prime Investor Fund

	For the six months ended October 31, 2020:		For the year ended April 30, 2020:
	Shares	Amount	Shares	Amount
Shares sold	893,893,570	$894,365,272	7,480,353,406	$7,481,741,026
Shares repurchased	(2,298,588,152)	(2,299,625,769)	(6,680,852,392)	(6,681,811,143)
Dividends reinvested	1,655,276	1,656,129	56,063,406	56,074,883
Net increase (decrease)	(1,403,039,306)	$(1,403,604,368)	855,564,420	$856,004,766

30

UBS Investor Funds

Notes to financial statements (unaudited)

ESG Prime Investor Fund

	For the six months ended October 31, 2020:		For the period from January 15, 2020[1] to April 30, 2020:
	Shares	Amount	Shares	Amount
Shares sold	27,703,173	$27,720,150	21,853,655	$21,857,353
Shares repurchased	(29,353,916)	(29,369,824)	(2,087,270)	(2,087,991)
Dividends reinvested	7,214	7,220	857	856
Net increase (decrease)	(1,643,529)	$(1,642,454)	19,767,242	$19,770,218

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Investor Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	182,131,436	1,929,943,106
Shares repurchased	(603,565,865)	(1,331,688,597)
Dividends reinvested	53,226	10,639,787
Net increase (decrease) in shares outstanding	(421,381,203)	608,894,296

Treasury Investor Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	552,972,822	4,444,838,401
Shares repurchased	(1,557,577,768)	(3,050,422,777)
Dividends reinvested	101,460	22,265,042
Net increase (decrease) in shares outstanding	(1,004,503,486)	1,416,680,666

Prime CNAV Investor Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	716,209,841	4,120,043,945
Shares repurchased	(1,499,389,600)	(3,266,977,826)
Dividends reinvested	1,125,333	30,390,391
Net increase (decrease) in shares outstanding	(782,054,426)	883,456,510

Tax-Free Investor Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	71,140,305	639,848,717
Shares repurchased	(246,388,887)	(510,545,307)
Dividends reinvested	24,309	1,667,180
Net increase (decrease) in shares outstanding	(175,224,273)	130,970,590

31

UBS Investor Funds

Notes to financial statements (unaudited)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2020 was as follows:

	2020
Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
UBS Select Prime Investor Fund	$—	$56,254,843	$—
UBS Select ESG Prime Investor Fund	—	18,617	—
UBS Select Government Investor Fund	—	10,619,965	—
UBS Select Treasury Investor Fund	—	22,197,097	—
UBS Prime Investor Fund	—	30,715,151	—
UBS Tax-Free Investor Fund	1,658,831	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020 and since inception for ESG Prime Investor Fund, Government Investor Fund and Prime CNAV Investor Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

32

UBS Investor Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Investor Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Investor Fund invests) and for Master Trust—Prime CNAV Mater Fund (the master fund in which UBS Prime Investor Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

33

Master Trust

Semiannual Report  |  October 31, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period 05/01/20 to 10/31/20[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,001.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.40	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.80	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,001.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	39 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.0%
France	5.5
Singapore	5.5
Japan	4.9
Canada	4.7
Total	45.6%

Portfolio composition[2]
Commercial paper	51.7%
Repurchase agreements	25.2
Certificates of deposit	9.6
Time deposits	8.7
U.S. Treasury obligations	4.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	46 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
Japan	7.3
Singapore	5.7
New Zealand	3.9
Germany	3.8
Total	53.9%

Portfolio composition[2]
Commercial paper	50.9%
Repurchase agreements	35.9
U.S. Treasury obligations	5.7
Certificates of deposit	5.0
Time deposit	2.3
Other assets in excess of liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	46 days

Portfolio composition[2]
U.S. government agency obligations	40.1%
Repurchase agreements	35.3
U.S. Treasury obligations	24.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. Treasury obligations	70.4%
Repurchase agreements	27.3
Other assets in excess of liabilities	2.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	42 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	30.7%
Japan	13.2
France	10.2
Netherlands	5.1
Singapore	5.0
Total	64.2%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	10.3
Time deposits	8.8
U.S. Treasury obligations	4.7
U.S. government agency obligations	0.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	88.0%
Tax-exempt commercial paper	11.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—9.6%
Banking-non-U.S.—9.6%
Cooperatieve Centrale 0.200%, due 03/18/21	$70,000,000	$70,006,472
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	52,000,000	52,019,695
KBC Bank NV 0.100%, due 11/03/20	30,000,000	30,000,033
MUFG Bank Ltd. 0.280%, due 01/29/21	80,000,000	80,027,876
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	95,000,000	95,001,187
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	24,999,970
0.120%, due 11/05/20	145,000,000	145,000,315
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 01/06/21	54,000,000	54,014,466
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	75,000,000	74,999,168
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	30,000,000	30,000,919
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	75,000,000	75,002,533
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	90,000,000	90,033,963
0.380%, due 11/20/20	95,000,000	95,014,951
Sumitomo Mitsui Trust Bank Ltd.
0.430%, due 11/12/20	85,000,000	85,009,815
0.450%, due 11/09/20	85,000,000	85,008,022
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	85,000,000	85,061,341
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	62,000,000	62,010,532
Total certificates of deposit (cost—$1,233,000,000)		1,233,211,258

Commercial paper[2]—51.7%
Asset backed-miscellaneous—17.5%
Atlantic Asset Securitization LLC 0.220%, due 04/06/21	23,150,000	23,127,343
0.300%, due 12/02/20	50,000,000	49,992,988
0.335%, due 12/10/20	50,000,000	49,990,832
CAFCO LLC 0.170%, due 12/03/20	18,000,000	17,998,113
Chariot Funding LLC 0.160%, due 12/10/20	3,000,000	2,999,621
0.330%, due 11/20/20	90,000,000	89,994,540
0.350%, due 11/13/20	70,000,000	69,997,577
Charta LLC 0.160%, due 01/05/21	40,000,000	39,987,344

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC 0.200%, due 04/01/21	$60,000,000	$59,943,645
0.200%, due 04/06/21	29,000,000	28,971,617
0.250%, due 02/03/21	50,450,000	50,421,748
0.250%, due 02/05/21	49,250,000	49,221,845
0.280%, due 12/11/20	25,000,000	24,994,692
0.300%, due 11/13/20	34,000,000	33,998,294
Gotham Funding Corp. 0.340%, due 12/02/20	50,000,000	49,992,896
0.350%, due 12/02/20	62,000,000	61,991,191
Liberty Street Funding LLC 0.160%, due 12/03/20	18,000,000	17,997,382
0.170%, due 01/07/21	32,000,000	31,990,125
0.240%, due 11/06/20	50,000,000	49,998,833
LMA Americas LLC 0.180%, due 01/14/21	20,000,000	19,992,147
0.190%, due 03/08/21	51,000,000	50,958,333
0.210%, due 01/07/21	6,000,000	5,997,942
0.210%, due 04/07/21	26,600,000	26,566,870
0.220%, due 04/07/21	39,000,000	38,951,426
0.240%, due 02/05/21	50,000,000	49,972,370
0.350%, due 11/20/20	46,000,000	45,998,014
0.350%, due 11/23/20	35,000,000	34,998,693
0.380%, due 11/12/20	50,000,000	49,997,834
0.380%, due 11/16/20	20,000,000	19,998,952
0.400%, due 11/04/20	37,900,000	37,899,479
Nieuw Amsterdam Receivables Corp. 0.180%, due 12/10/20	22,000,000	21,995,841
0.190%, due 01/12/21	50,000,000	49,981,603
0.200%, due 01/19/21	45,000,000	44,981,370
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	21,000,000	21,000,015
0.250%, due 02/23/21	34,000,000	33,982,581
0.300%, due 03/29/21	35,000,000	34,975,208
0.330%, due 03/22/21	40,000,000	39,973,307
0.340%, due 12/21/20	25,000,000	24,994,692
0.340%, due 12/22/20	44,000,000	43,990,413
0.340%, due 12/22/20[3]	50,000,000	49,989,106
0.350%, due 12/14/20	35,000,000	34,993,656
0.350%, due 02/01/21	45,000,000	44,982,257
0.360%, due 03/08/21	50,000,000	49,970,796
0.370%, due 02/19/21	50,000,000	49,975,578
Starbird Funding Corp. 0.080%, due 11/02/20	128,000,000	127,998,902
0.160%, due 01/11/21	25,000,000	24,990,723
0.170%, due 12/21/20	25,000,000	24,993,970
0.180%, due 12/01/20	5,000,000	4,999,324
Thunder Bay Funding LLC 0.230%, due 04/19/21	64,000,000	63,930,992
0.270%, due 11/16/20	25,400,000	25,398,824
0.310%, due 11/16/20	33,900,000	33,898,431
0.320%, due 01/19/21	23,250,000	23,243,147
0.360%, due 03/15/21	40,000,000	39,974,462

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	$43,000,000	$43,003,964
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	67,000,000	67,011,535
Victory Receivables Corp. 0.350%, due 11/06/20	46,014,000	46,013,105

		2,256,186,488

Banking-non-U.S.—29.3%
Barclays Bank PLC 0.230%, due 11/20/20	51,000,000	50,995,419
0.240%, due 11/02/20	51,000,000	50,999,379
BNZ International Funding Ltd. 0.300%, due 12/03/20	54,500,000	54,495,316
0.310%, due 01/08/21	54,000,000	53,988,765
Caisse des Depots et Consignations 0.190%, due 03/01/21	75,000,000	74,951,708
0.330%, due 01/25/21	90,000,000	89,961,937
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	79,000,000	79,017,950
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	79,000,000	79,029,699
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	95,000,000	95,000,448
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	33,000,000	33,003,975
Credit Agricole Corporate & Investment Bank 0.110%, due 11/02/20	75,000,000	74,999,438
Credit Industriel et Commercial 0.080%, due 11/05/20	105,000,000	104,999,020
0.330%, due 11/24/20	94,600,000	94,592,774
DBS Bank Ltd. 0.180%, due 01/04/21	90,000,000	89,977,560
0.190%, due 01/15/21	49,000,000	48,984,593
0.200%, due 02/01/21	25,000,000	24,989,425
0.250%, due 05/19/21	85,000,000	84,898,439
0.270%, due 11/02/20	38,700,000	38,699,710
0.300%, due 12/21/20	25,000,000	24,995,595
0.300%, due 12/23/20	91,000,000	90,983,074
Dexia Credit Local SA 0.200%, due 03/22/21	38,000,000	37,979,472
0.210%, due 03/23/21	30,000,000	29,983,800
0.210%, due 05/06/21	48,000,000	47,963,403
0.220%, due 04/14/21	56,000,000	55,966,431
0.300%, due 12/07/20	90,000,000	89,989,265
Erste Abwicklungsanstalt 0.200%, due 03/01/21	60,000,000	59,972,753
0.220%, due 11/24/20	7,000,000	6,999,597
0.250%, due 03/03/21	80,000,000	79,963,351
0.255%, due 11/03/20	58,000,000	57,999,439
Federation des Caisses Desjardins du Quebec 0.075%, due 11/03/20	55,000,000	54,999,450
0.080%, due 11/05/20	170,000,000	169,997,450

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.220%, due 01/14/21	$30,000,000	$29,990,563
0.240%, due 11/30/20	53,000,000	52,994,021
0.250%, due 02/08/21	53,900,000	53,876,107
Mizuho Bank Ltd. 0.220%, due 02/01/21	101,000,000	100,953,849
0.260%, due 11/20/20	60,000,000	59,996,570
0.305%, due 11/06/20	54,000,000	53,999,055
0.305%, due 11/09/20	54,000,000	53,998,650
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	83,000,000	83,012,918
3 mo. USD LIBOR + 0%, 0.280%, due 11/14/20[1,3]	70,000,000	69,999,999
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	30,000,000	30,003,872
National Bank of Canada 0.170%, due 01/04/21	40,000,000	39,990,907
Nordea Bank Abp 0.085%, due 11/05/20	225,000,000	224,996,288
Oversea-Chinese Banking Corp. Ltd. 0.235%, due 04/15/21	51,000,000	50,953,393
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	65,000,000	65,006,640
0.290%, due 01/08/21	65,000,000	64,982,306
Societe Generale SA 0.110%, due 11/02/20	10,000,000	9,999,917
Sumitomo Mitsui Banking Corp. 0.205%, due 02/02/21	41,700,000	41,680,743
Sumitomo Mitsui Trust Bank Ltd. 0.360%, due 12/23/20	85,000,000	84,981,895
0.400%, due 11/20/20	95,000,000	94,994,126
Svenska Handelsbanken 0.230%, due 06/01/21	36,750,000	36,704,342
Toronto-Dominion Bank Ltd. 0.100%, due 11/03/20	35,000,000	34,999,650
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,930,000
0.280%, due 09/27/21	65,000,000	64,839,949
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	66,000,000	66,008,245
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	77,000,000	77,014,043
Westpac Securities NZ Ltd.
0.230%, due 03/11/21	71,000,000	70,936,478
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	58,000,000	58,002,930

		3,766,226,091

Banking-U.S.—4.9%
ABN Amro Funding USA LLC 0.300%, due 12/02/20	57,900,000	57,891,137
0.310%, due 11/16/20	14,950,000	14,949,181
0.310%, due 01/04/21	95,000,000	94,962,728
0.310%, due 01/08/21	61,000,000	60,973,550

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Bedford Row Funding Corp.
0.260%, due 01/27/21	$40,000,000	$39,985,167
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	45,000,000	45,006,746
Collateralized Commercial Paper FLEX Co. LLC 0.220%, due 03/08/21	13,000,000	12,990,078
0.220%, due 04/19/21	73,000,000	72,921,288
0.250%, due 07/09/21	25,000,000	24,964,650
0.270%, due 06/08/21	6,000,000	5,993,002
Collateralized Commercial Paper V Co. LLC 0.320%, due 02/02/21	100,000,000	99,957,778
Thunder Bay Funding LLC 0.350%, due 12/14/20	50,000,000	49,992,187
Toronto-Dominion Holdings USA, Inc. 0.250%, due 03/01/21	50,000,000	49,969,330

		630,556,822
Total commercial paper (cost—$6,652,117,039)		6,652,969,401

Time deposits—8.7%
Banking-non-U.S.—8.7%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	3,000,000	3,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	340,000,000	340,000,000
Natixis 0.070%, due 11/02/20	475,000,000	475,000,000
Total time deposits (cost—$1,118,000,000)		1,118,000,000

U.S. Treasury obligations—4.8%
U.S. Treasury Bills 0.082%, due 11/03/20[2]	134,000,000	133,999,774
0.096%, due 11/10/20[2]	159,000,000	158,997,791
0.086%, due 11/12/20[2]	196,000,000	195,996,053
0.091%, due 11/17/20[2]	122,000,000	121,996,352
Total U.S. Treasury obligations (cost—$610,987,141)		610,989,970

Repurchase agreements—25.2%
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.060% due 11/02/20, collateralized by $142,005,800 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $1,195,637,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/22 to 07/15/30 (value—$1,632,000,042); proceeds: $1,600,008,000	1,600,000,000	1,600,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.080% due 11/02/20, collateralized by $487,747,548 Federal National Mortgage Association obligation, 2.500% due 10/01/50 (value—$510,000,000); proceeds: $500,003,333	$500,000,000	$500,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.210% due 11/02/20, collateralized by $105,534,988 various asset-backed convertible bonds, 0.309% to 6.000% due 02/21/23 to 09/25/46; (value—$53,563,803); proceeds: $50,000,875	50,000,000	50,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $87,268,350 various asset-backed convertible bonds, 0.500% to 10.750% due 12/02/20 to 12/31/99; (value—$86,097,097); proceeds: $80,001,733	80,000,000	80,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $70,082,200 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$83,640,105); proceeds: $82,000,478	82,000,000	82,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $6,258,536 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 09/01/34 to 01/01/43, $1,514,408 Federal National Mortgage Association obligation, 2.000% due 11/01/35 and $204,752,640 Government National Mortgage Association obligation, 3.000% due 02/20/50; (value—$204,000,000); proceeds: $200,020,000[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.310% due 11/06/20, collateralized by $81,364,501 various asset-backed convertible bonds, 2.150% to 10.000% due 08/15/21 to 12/31/99; (value—$81,000,000); proceeds: $75,124,000[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $76,289,000 various asset-backed convertible bonds, 1.000% to 5.500% due 03/01/21 to 12/15/35; (value—$82,500,039); proceeds: $75,054,667[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.460% due 11/02/20, collateralized by $344,963,791 various asset-backed convertible bonds, zero coupon to 7.301% due 07/15/24 to 05/28/69; (value—$80,250,000); proceeds: $75,030,667[4]	75,000,000	75,000,000

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $7,288,906 shares of various equity securities; (value—$251,450,069); proceeds: $235,590,894[4]	$235,000,000	$235,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $21,180,657 various asset-backed convertible bonds, 0.250% to 0.625% due 05/01/23 to 06/01/23; (value—$80,250,003); proceeds: $75,188,583[4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $602,763,373 Government National Mortgage Association obligation, 3.500% due 09/20/45; (value—$204,000,000); proceeds: $200,001,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,247,000,000)		3,247,000,000
Total investments (cost—$12,861,104,180 which approximates cost for federal income tax purposes)—100.0%		12,862,170,629

Other assets in excess of liabilities—0.00%†		1,275,353
Net assets—100.0%		$12,863,445,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,233,211,258	$—	$1,233,211,258
Commercial paper	—	6,652,969,401	—	6,652,969,401
Time deposits	—	1,118,000,000	—	1,118,000,000
U.S. Treasury obligations	—	610,989,970	—	610,989,970
Repurchase agreements	—	3,247,000,000	—	3,247,000,000
Total	$—	$12,862,170,629	$—	$12,862,170,629

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 961,112,085, represented 7.5% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—5.0%
Banking-non-U.S.—5.0%
Commonwealth Bank of Australia 0.200%, due 04/15/21	$1,500,000	$1,499,923
Cooperatieve Centrale 0.200%, due 03/18/21	1,000,000	1,000,092
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	300,000	300,010
Credit Industriel et Commercial
3 mo. USD LIBOR + 0.040%, 0.283%, due 11/10/20[1]	3,000,000	3,000,566
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.180%, due 01/14/21	2,500,000	2,500,127
MUFG Bank Ltd. 0.280%, due 01/29/21	1,000,000	1,000,348
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	1,250,000	1,250,048
0.200%, due 02/23/21	1,000,000	1,000,042
0.290%, due 01/06/21	650,000	650,174
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	1,000,000	999,989
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	1,000,000	1,000,034
0.250%, due 04/08/21	1,000,000	1,000,058
1 mo. USD LIBOR + 0.110%, 0.259%, due 11/25/20[1]	1,500,000	1,500,134
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	1,000,000	1,000,377
Total certificates of deposit (cost—$17,700,561)		17,701,922

Commercial paper[2]—50.9%
Asset backed-miscellaneous—21.2%
Albion Capital Corp. SA 0.098%, due 11/20/20	1,150,000	1,149,934
Atlantic Asset Securitization LLC 0.080%, due 11/02/20	1,500,000	1,499,990
0.080%, due 11/02/20	7,000,000	6,999,942
0.100%, due 01/28/21	1,500,000	1,499,625
0.146%, due 12/17/20	2,000,000	1,999,611
0.170%, due 02/16/21	1,000,000	999,485
0.223%, due 04/06/21	1,000,000	999,021
Barton Capital SA 0.120%, due 11/02/20	1,000,000	999,990
Chariot Funding LLC 0.111%, due 12/10/20	4,000,000	3,999,494
0.112%, due 12/11/20	600,000	599,922
CRC Funding LLC 0.159%, due 12/08/20	5,500,000	5,499,053
Fairway Finance Co. LLC 0.129%, due 11/13/20	1,000,000	999,950
0.193%, due 01/11/21	2,000,000	1,999,217
0.210%, due 02/05/21	1,000,000	999,428
0.210%, due 02/08/21	1,000,000	999,411
0.218%, due 03/24/21	1,000,000	999,122
0.222%, due 04/05/21	500,000	499,516
0.223%, due 04/06/21	500,000	499,511

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Gotham Funding Corp. 0.155%, due 12/02/20	$500,000	$499,929
Liberty Street Funding LLC 0.161%, due 01/07/21	1,000,000	999,691
LMA Americas LLC 0.036%, due 11/30/20	1,500,000	1,499,953
0.200%, due 12/10/20	1,000,000	999,772
0.207%, due 02/18/21	1,000,000	999,362
0.208%, due 02/22/21	1,000,000	999,336
0.228%, due 03/08/21	750,000	749,387
0.234%, due 02/26/21	3,000,000	2,997,917
Manhattan Asset Funding Co. LLC 0.159%, due 12/08/20	3,000,000	2,999,483
0.203%, due 01/26/21	5,000,000	4,997,580
Nieuw Amsterdam Receivables Corp. 0.175%, due 01/06/21	4,000,000	3,998,678
0.194%, due 02/10/21	1,550,000	1,549,140
Old Line Funding LLC 0.158%, due 02/22/21	1,000,000	999,495
0.170%, due 03/29/21	1,000,000	999,292
Starbird Funding Corp. 0.103%, due 11/02/20	2,000,000	1,999,983
0.158%, due 12/07/20	1,500,000	1,499,750
0.183%, due 01/11/21	1,000,000	999,629
Thunder Bay Funding LLC 0.098%, due 11/16/20	800,000	799,963
0.133%, due 02/04/21	1,500,000	1,499,462
0.169%, due 03/15/21	900,000	899,425
0.225%, due 04/12/21	1,000,000	998,975
0.227%, due 04/19/21	1,000,000	998,922
Versailles Commercial Paper LLC 0.176%, due 01/04/21	2,500,000	2,499,193
Victory Receivables Corp. 0.153%, due 12/02/20	1,000,000	999,860
0.160%, due 12/09/20	2,600,000	2,599,538

		74,325,937

Banking-non-U.S.—26.2%
ANZ New Zealand Int’l Ltd.
3 mo. USD LIBOR + 0.080%, 0.317%, due 01/15/21[1,3]	250,000	250,051
ASB Finance Ltd. 0.130%, due 02/17/21	1,000,000	999,603
0.203%, due 03/03/21	5,000,000	4,997,640
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 0.370%, due 11/16/20[1,3]	300,000	300,103
Banque et Caisse d Epargne de l Etat 0.093%, due 12/09/20	500,000	499,948
Barclays Bank PLC 0.154%, due 11/20/20	1,000,000	999,910
BNZ International Funding Ltd. 0.070%, due 11/05/20	3,000,000	2,999,965
0.091%, due 12/03/20	500,000	499,957
0.107%, due 01/08/21	600,000	599,875
0.111%, due 01/14/21	1,750,000	1,749,590

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
BPCE SA 0.125%, due 12/09/20	$2,000,000	$1,999,722
0.162%, due 01/15/21	2,000,000	1,999,307
Caisse des Depots et Consignations 0.103%, due 11/16/20	1,000,000	999,951
0.149%, due 12/10/20	500,000	499,915
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	1,000,000	1,000,376
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 0.266%, due 01/22/21[1,3]	300,000	300,047
Credit Industriel et Commercial 0.110%, due 11/24/20	400,000	399,969
0.298%, due 01/15/21	1,000,000	999,363
DBS Bank Ltd. 0.114%, due 12/11/20	1,000,000	999,867
0.124%, due 12/23/20	1,000,000	999,814
0.136%, due 01/04/21	1,000,000	999,751
0.147%, due 01/15/21	1,000,000	999,686
0.214%, due 05/19/21	1,000,000	998,805
Dexia Credit Local SA 0.113%, due 12/07/20	1,000,000	999,881
0.130%, due 04/14/21	1,000,000	999,400
0.146%, due 05/06/21	1,000,000	999,237
Erste Abwicklungsanstalt 0.133%, due 03/03/21	1,000,000	999,542
0.134%, due 03/01/21	1,000,000	999,546
0.168%, due 12/30/20	5,000,000	4,999,144
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	500,000	499,995
0.102%, due 11/06/20	2,500,000	2,499,956
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	500,000	499,944
0.147%, due 02/01/21	1,000,000	999,616
0.149%, due 01/14/21	500,000	499,843
0.151%, due 01/12/21	1,000,000	999,690
0.254%, due 04/28/21	1,500,000	1,498,275
Mizuho Bank Ltd. 0.090%, due 11/06/20	650,000	649,989
0.090%, due 11/09/20	600,000	599,985
0.175%, due 02/01/21	2,000,000	1,999,086
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	1,000,000	1,000,156
National Bank of Canada 0.124%, due 01/04/21	3,625,000	3,624,176
NRW Bank 0.126%, due 11/27/20	1,000,000	999,902
0.131%, due 11/30/20	3,000,000	2,999,662
0.133%, due 12/03/20	2,000,000	1,999,749
0.208%, due 03/03/21	3,000,000	2,998,057
Oversea-Chinese Banking Corp. Ltd. 0.090%, due 11/06/20	1,500,000	1,499,974
0.203%, due 02/19/21	3,000,000	2,998,367

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/20	$3,000,000	$2,999,892
0.111%, due 12/10/20	1,000,000	999,874
0.193%, due 02/16/21	3,000,000	2,998,247
0.222%, due 05/21/21	1,000,000	998,748
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	1,000,000	999,538
0.211%, due 03/16/21	2,000,000	1,998,394
Sumitomo Mitsui Trust Bank Ltd. 0.100%, due 11/06/20	1,000,000	999,980
0.123%, due 12/09/20	1,000,000	999,863
0.141%, due 12/22/20	1,800,000	1,799,626
0.178%, due 01/19/21	1,000,000	999,599
0.194%, due 02/03/21	3,600,000	3,598,138
Svenska Handelsbanken 0.202%, due 05/19/21	1,000,000	998,872
0.214%, due 04/30/21	1,500,000	1,498,552
United Overseas Bank Ltd. 0.200%, due 05/28/21	1,000,000	998,833
0.267%, due 09/27/21	1,000,000	997,538
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	250,000	250,046
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	800,000	799,284
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	1,000,000	1,000,050

		91,891,461

Banking-U.S.—3.5%
ABN Amro Funding USA LLC 0.116%, due 11/16/20	1,000,000	999,945
0.116%, due 11/16/20	1,000,000	999,945
0.214%, due 01/04/21	1,000,000	999,608
0.223%, due 01/08/21	700,000	699,696
Bedford Row Funding Corp. 0.174%, due 04/09/21	1,300,000	1,298,988
0.180%, due 04/27/21	1,000,000	999,105
3 mo. USD LIBOR + 0.050%, 0.275%, due 09/20/21[1,3]	1,000,000	1,000,000
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	250,000	250,038
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	750,000	749,606
0.190%, due 06/08/21	1,000,000	998,834
0.203%, due 05/18/21	1,000,000	998,872
3 mo. USD LIBOR + 0.120%, 0.350%, due 01/08/21[1,3]	2,000,000	2,000,330
ING U.S. Funding LLC 0.180%, due 11/06/20	500,000	499,983

		12,494,950
Total commercial paper (cost—$178,697,482)		178,712,348

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Time deposit—2.3%
Banking-non-U.S.—2.3%
Mizuho Bank Ltd. 0.080%, due 11/02/20 (cost—$8,000,000)	$8,000,000	$8,000,000

U.S. Treasury obligations—5.7%
U.S. Treasury Bills 0.062%, due 11/03/20[2]	3,000,000	2,999,995
0.063%, due 11/10/20[2]	2,000,000	1,999,972
0.074%, due 11/12/20[2]	3,000,000	2,999,940
0.073%, due 11/17/20[2]	2,000,000	1,999,940
0.084%, due 11/24/20[2]	10,000,000	9,999,496
Total U.S. Treasury obligations (cost—$19,999,377)		19,999,343

Repurchase agreements—35.9%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $127,152,200 U.S. Treasury Note, 0.250% due 06/15/23; (value—$127,500,062); proceeds: $125,000,729	125,000,000	125,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $1,102,186 asset-backed convertible bond, 2.250% due 06/15/23; (value—$1,100,001); proceeds: $1,000,073[4]	$1,000,000	$1,000,000
Total repurchase agreements (cost—$126,000,000)		126,000,000
Total investments (cost—$350,397,420 which approximates cost for federal income tax purposes)—99.8%		350,413,613

Other assets in excess of liabilities—0.2%		623,648
Net assets—100.0%		$351,037,261

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$17,701,922	$—	$17,701,922
Commercial paper	—	178,712,348	—	178,712,348
Time deposit	—	8,000,000	—	8,000,000
U.S. Treasury obligations	—	19,999,343	—	19,999,343
Repurchase agreements	—	126,000,000	—	126,000,000
Total	$—	$350,413,613	$—	$350,413,613

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,351,197, represented 2.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. government agency obligations—40.1%
Federal Farm Credit Bank 0.100%, due 02/22/21[1]	$25,000,000	$24,992,222
0.100%, due 10/08/21	67,500,000	67,483,230
0.120%, due 03/16/21[1]	39,000,000	38,982,580
0.120%, due 05/20/21[1]	125,000,000	124,917,083
0.130%, due 05/06/21[1]	25,000,000	24,983,299
0.150%, due 12/23/20[1]	34,000,000	33,992,775
0.150%, due 04/27/21[1]	25,000,000	24,981,667
0.150%, due 05/26/21	55,000,000	54,997,840
0.180%, due 04/01/21[1]	25,000,000	24,981,250
0.180%, due 07/13/21	53,000,000	53,000,000
SOFR + 0.110%, 0.200%, due 11/01/20[2]	78,000,000	78,000,000
0.200%, due 11/06/20[1]	97,000,000	96,997,844
0.200%, due 04/19/21[1]	75,000,000	74,930,000
SOFR + 0.160%, 0.250%, due 11/01/20[2]	35,000,000	35,000,000
Federal Home Loan Bank 0.090%, due 12/04/20[1]	61,000,000	60,995,120
0.100%, due 12/02/20[1]	116,000,000	115,990,333
0.100%, due 01/26/21	118,000,000	117,999,346
0.105%, due 12/18/20[1]	94,000,000	93,987,388
1 mo. USD LIBOR – 0.050%, 0.106%, due 11/27/20[2]	49,000,000	49,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/18/20[2]	90,000,000	90,000,000
0.108%, due 11/13/20[1]	76,000,000	75,997,492
0.113%, due 02/26/21[1]	38,000,000	37,986,225
0.115%, due 12/09/20[1]	53,000,000	52,993,736
1 mo. USD LIBOR – 0.030%, 0.117%, due 11/12/20[2]	47,000,000	47,000,000
0.120%, due 01/11/21	69,000,000	69,000,398
0.120%, due 03/05/21[1]	60,000,000	59,975,400
0.120%, due 03/12/21[1]	76,000,000	75,967,067
SOFR + 0.050%, 0.140%, due 11/02/20[2]	100,000,000	100,000,000
0.140%, due 11/19/20[1]	37,000,000	36,997,554
0.140%, due 11/30/20[1]	50,000,000	49,994,555
SOFR + 0.055%, 0.145%, due 11/02/20[2]	100,000,000	100,000,000
0.150%, due 04/27/21	50,000,000	49,998,260
0.160%, due 02/16/21	37,000,000	36,999,598
0.160%, due 04/05/21	50,000,000	49,997,359
SOFR + 0.090%, 0.180%, due 11/02/20[2]	46,000,000	46,000,000
0.185%, due 05/26/21[1]	75,000,000	74,920,990
0.185%, due 06/24/21[1]	52,000,000	51,937,470
0.190%, due 01/11/21[1]	100,000,000	99,963,055
0.200%, due 01/19/21	44,500,000	44,500,124
0.200%, due 04/29/21[1]	71,000,000	70,929,789
0.210%, due 04/23/21[1]	75,000,000	74,924,750
SOFR + 0.140%, 0.230%, due 11/02/20[2]	114,000,000	114,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.150%, 0.240%, due 11/02/20[2]	$116,000,000	$116,000,000
0.240%, due 01/06/21[1]	53,000,000	52,977,033
SOFR + 0.160%, 0.250%, due 11/02/20[2]	114,000,000	114,000,000
0.280%, due 11/24/20[1]	72,000,000	71,987,680
SOFR + 0.230%, 0.320%, due 11/02/20[2]	335,000,000	335,000,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	188,000,000	188,008,128
0.340%, due 11/16/20[1]	113,000,000	112,985,059
0.350%, due 12/29/20[1]	200,000,000	199,889,167
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.185%, due 11/01/20[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.190%, due 11/01/20[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.280%, due 11/01/20[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 11/01/20[2]	90,000,000	90,002,731
SOFR + 0.180%, 0.270%, due 11/01/20[2]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	52,627,083
Total U.S. government agency obligations (cost—$4,679,772,680)		4,679,772,680

U.S. Treasury obligations—24.5%
U.S. Cash Management Bill
0.102%, due 02/09/21[1]	86,000,000	85,976,232
0.105%, due 01/05/21[1]	92,000,000	91,983,154
0.107%, due 04/06/21[1]	91,000,000	90,959,126
0.112%, due 02/02/21[1]	110,000,000	109,969,078
0.113%, due 02/02/21[1]	108,000,000	107,969,364
0.113%, due 03/30/21[1]	88,000,000	87,959,662
0.119%, due 03/23/21[1]	89,000,000	88,959,216
0.120%, due 01/19/21[1]	95,000,000	94,975,712
U.S. Treasury Bills
0.099%, due 01/28/21[1]	91,000,000	90,978,558
0.102%, due 11/17/20[1]	91,000,000	90,996,189
0.102%, due 02/25/21[1]	91,000,000	90,970,785
0.102%, due 12/15/20[1]	91,000,000	90,989,022
0.107%, due 02/04/21[1]	150,000,000	149,958,679
0.109%, due 04/22/21[1]	91,000,000	90,953,749
0.110%, due 12/03/20[1]	50,000,000	49,995,350
0.112%, due 12/24/20[1]	111,000,000	110,982,363
0.117%, due 03/25/21[1]	81,000,000	80,962,999
0.121%, due 02/18/21[1]	94,000,000	93,966,442
0.122%, due 02/11/21[1]	94,000,000	93,968,353
0.122%, due 07/15/21[1]	100,000,000	99,914,646
0.128%, due 01/21/21[1]	93,000,000	92,973,857
0.132%, due 01/28/21[1]	66,000,000	65,979,265
0.134%, due 12/29/20[1]	94,000,000	93,980,279
0.153%, due 11/05/20[1]	78,000,000	77,999,022
0.158%, due 11/03/20[1]	93,000,000	92,999,598
0.164%, due 11/27/20[1]	115,000,000	114,987,062

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	$70,000,000	$70,011,606
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	143,000,000	142,953,998
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	97,000,000	97,058,278
1.750%, due 11/15/20	44,000,000	44,003,516
2.000%, due 11/30/20	39,000,000	39,046,986
2.000%, due 01/15/21	39,000,000	39,126,465
Total U.S. Treasury obligations (cost—$2,864,508,611)		2,864,508,611

Repurchase agreements—35.3%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $145,790,681 Federal Home Loan Mortgage Corp. obligations, 2.131% to 5.000% due 03/01/49 to 09/01/50 and $215,088,788 Federal National Mortgage Association obligations, 2.000% to 2.716% due 04/01/47 to 10/01/50; (value—$346,800,001); proceeds: $340,002,550	340,000,000	340,000,000
Repurchase agreement dated 10/30/20 with Toronto-Dominion Bank, 0.090% due 11/02/20, collateralized by $192,234,664 Federal Home Loan Mortgage Corp. obligations, 0.448% to 4.000% due 05/15/30 to 07/25/50, $545,128,017 Federal National Mortgage Association obligations, 0.449% to 9.000% due 12/01/20 to 09/01/50 and $39,590,956 Government National Mortgage Association obligations, 2.000% to 3.500% due 07/16/40 to 08/20/49; (value—$306,000,001); proceeds: $300,002,250	300,000,000	300,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.170% due 12/04/20, collateralized by $132,909,462 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.000% due 02/15/37 to 10/25/50, $257,942,804 Federal National Mortgage Association obligations, 2.250% to 4.500% due 08/01/33 to 07/01/50 and $51,293,157 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/41 to 03/20/49; (value—$306,000,000); proceeds: $300,466,083[3]	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $81,966,672 Federal Home Loan Mortgage Corp. obligations, 2.332% to 4.000% due 12/01/35 to 05/01/49, $147,772,362 Federal National Mortgage Association obligations, 1.500% to 5.000% due 10/01/30 to 09/25/59 and $26,142,988 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/39 to 11/20/48; (value—$76,500,000); proceeds: $75,000,500	$75,000,000	$75,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $1,717,866,400 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$2,050,200,007); proceeds: $2,010,011,725	2,010,000,000	2,010,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.090% due 11/02/20, collateralized by $759,083,171 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.500% due 05/01/25 to 11/01/50, $2,316,017,776 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/01/23 to 11/01/50 and $791,235 Government National Mortgage Association obligation, 5.500% due 07/20/34; (value—$714,000,000); proceeds: $700,005,250	700,000,000	700,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/28/21, collateralized by $1,334,055,758 Federal Home Loan Mortgage Corp. obligations, 0.080% to 17.167% due 01/25/23 to 07/15/49 and $439,882,516 Federal National Mortgage Association obligations, 3.000% to 6.500% due 02/25/33 to 11/25/50; (value—$103,000,000); proceeds: $100,099,167[3]	100,000,000	100,000,000

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $672,647,565 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 09/01/23 to 10/01/50, $69,157,702 Federal National Mortgage Association obligations, 2.053% to 6.500% due 04/01/25 to 03/01/46 and $20,215,021 Government National Mortgage Association obligations, 2.500% to 3.500% due 01/20/49 to 10/15/57; (value—$306,000,000); proceeds: $300,030,000[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$4,125,000,000)		4,125,000,000
Total investments (cost—$11,669,281,291 which approximates cost for federal income tax purposes)—99.9%		11,669,281,291

Other assets in excess of liabilities—0.1%		16,672,301
Net assets—100.0%		$11,685,953,592

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$4,679,772,680	$—	$4,679,772,680
U.S. Treasury obligations	—	2,864,508,611	—	2,864,508,611
Repurchase agreements	—	4,125,000,000	—	4,125,000,000
Total	$—	$11,669,281,291	$—	$11,669,281,291

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—70.4%
U.S. Cash Management Bill 0.091%, due 01/05/21[1]	$228,000,000	$227,958,251
0.094%, due 02/23/21[1]	322,000,000	321,900,949
0.096%, due 03/23/21[1]	228,000,000	227,895,519
0.101%, due 02/09/21[1]	492,000,000	491,865,852
0.101%, due 03/02/21[1]	277,000,000	276,907,667
0.101%, due 04/06/21[1]	221,000,000	220,900,734
0.102%, due 01/12/21[1]	577,000,000	576,885,476
0.106%, due 03/30/21[1]	223,000,000	222,897,779
0.111%, due 01/26/21[1]	645,000,000	644,835,096
0.112%, due 02/02/21[1]	517,000,000	516,854,004
0.115%, due 01/19/21[1]	526,000,000	525,872,669
U.S. Treasury Bills 0.083%, due 11/24/20[1]	298,000,000	297,983,974
0.083%, due 11/27/20[1]	265,000,000	264,970,188
0.086%, due 12/03/20[1]	100,000,000	99,990,700
0.086%, due 01/07/21[1]	300,000,000	299,921,900
0.088%, due 12/08/20[1]	275,000,000	274,962,050
0.088%, due 12/17/20[1]	323,000,000	322,955,587
0.091%, due 12/29/20[1]	236,000,000	235,950,489
0.095%, due 02/11/21[1]	236,000,000	235,920,546
0.098%, due 02/04/21[1]	322,000,000	321,902,049
0.103%, due 04/22/21[1]	229,000,000	228,883,611
0.106%, due 12/24/20[1]	564,000,000	563,916,021
0.106%, due 07/15/21[1]	300,000,000	299,743,938
0.111%, due 03/25/21[1]	1,028,000,000	1,027,563,215
0.114%, due 02/25/21[1]	571,000,000	570,794,882
0.115%, due 02/18/21[1]	579,000,000	578,805,372
0.121%, due 01/28/21[1]	391,000,000	390,894,518
0.121%, due 01/14/21[1]	644,000,000	643,849,823
0.130%, due 12/15/20[1]	529,000,000	528,917,728
0.131%, due 12/22/20[1]	622,000,000	621,888,507
0.133%, due 01/21/21[1]	561,000,000	560,836,196
0.135%, due 11/17/20[1]	782,000,000	781,960,168
0.135%, due 11/05/20[1]	495,000,000	494,995,379
0.146%, due 11/12/20[1]	575,000,000	574,977,049
0.168%, due 11/03/20[1]	549,000,000	548,997,460
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.055%, 0.155%, due 11/03/20[2]	250,000,000	249,995,582
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	1,030,000,000	1,030,330,731
3 mo.Treasury money market yield + 0.115%, 0.215%, due 11/01/20[2]	735,000,000	734,896,246
3 mo.Treasury money market yield + 0.139%, 0.239%, due 11/01/20[2]	500,000,000	499,951,453
3 mo.Treasury money market yield + 0.154%, 0.254%, due 11/01/20[2]	250,000,000	249,893,986
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	605,000,000	605,208,608

	Face Amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	$486,784,000	$487,005,158
1.750%, due 11/15/20	88,000,000	88,007,031
2.000%, due 11/30/20	89,000,000	89,107,225
2.000%, due 01/15/21	89,000,000	89,288,599
2.250%, due 03/31/21	30,000,000	30,262,924
2.375%, due 04/15/21	150,000,000	151,530,917
2.500%, due 12/31/20	150,000,000	150,599,724
2.500%, due 01/31/21	199,000,000	200,176,499
2.625%, due 11/15/20	150,000,000	150,136,393
2.625%, due 07/15/21	100,000,000	101,750,708
Total U.S. Treasury obligations (cost—$19,934,497,130)		19,934,497,130

Repurchase agreements—27.3%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $1,000,000 U.S. Treasury Bonds Principal STRIP, zero coupon due 05/15/43, $1,290,500 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/48 to 02/15/49, $926,464,200 U.S. Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/26 to 02/15/49 and $1,093,277,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/30; (value—$2,652,000,089); proceeds: $2,600,013,000	2,600,000,000	2,600,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.070% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/25/21, $100,200 U.S. Treasury Bonds, 2.750% to 8.000% due 11/15/21 to 11/15/42, $198,192,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 11/15/46, $219,206,444 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 to 08/15/48 and $76,614,500 U.S. Treasury Notes, 0.125% to 2.000% due 07/31/21 to 11/15/26; (value—$408,000,043); proceeds: $400,002,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $465,789,700 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$555,900,067); proceeds: $545,003,179	545,000,000	545,000,000

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/28/20 with Goldman Sachs & Co., 0.060% due 11/04/20, collateralized by $63,715,500 U.S. Treasury Bills, zero coupon due 03/25/21 to 04/22/21, $71,270,100 U.S. Treasury Bond, 3.000% due 11/15/45 and $42,864,400 U.S. Treasury Note, 2.000% due 02/15/25; (value—$204,000,015); proceeds: $200,002,333	$200,000,000	$200,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.070% due 11/02/20, collateralized by $1,612,021,400 U.S. Treasury Notes, 0.250% to 2.375% due 03/15/21 to 06/15/23; (value—$1,632,000,095); proceeds: $1,600,009,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $186,888,400 U.S. Treasury Note, 2.000% due 11/15/26; (value—$205,224,102); proceeds: $201,201,174	201,200,000	201,200,000
Repurchase agreement dated 10/30/20 with Mizuho Securities USA LLC, 0.070% due 11/02/20, collateralized by $255,001,300 U.S. Treasury Bills, zero coupon due 11/03/20 to 11/05/20; (value—$255,000,013); proceeds: $250,001,458	250,000,000	250,000,000
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $62,179,500 U.S. Treasury Bonds, 2.500% to 3.375% due 05/15/46 to 02/15/49, $186,402,000 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/43, $40,262,100 U.S. Treasury Inflation Index Bonds, 1.000% to 1.750% due 01/15/28 to 02/15/46, $81,656,200 U.S. Treasury Inflation Index Notes 0.125% to 0.750% due 07/15/22 to 07/15/28 and $126,602,700 U.S. Treasury Notes, 0.125% to 3.125% due 11/30/20 to 02/15/29; (value—$510,000,024); proceeds: $500,002,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/04/21, $270,840,600 U.S. Treasury Bonds, 1.375% to 4.375% due 02/15/38 to 08/15/50, $613,796,200 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $176,365,400 U.S. Treasury Notes, 0.125% to 2.625% due 11/15/20 to 08/15/30; (value—$1,224,000,000); proceeds: $1,200,006,000	$1,200,000,000	$1,200,000,000
Repurchase agreement dated 10/30/20 with Nomura Securities International, Inc., 0.070% due 11/02/20, collateralized by $448,600 U.S. Treasury Bill, zero coupon due 01/21/21 and $261,836,057 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/26 to 08/15/50; (value—$255,000,011); proceeds: $250,001,458	250,000,000	250,000,000
Total repurchase agreements (cost—$7,746,200,000)		7,746,200,000
Total investments (cost—$27,680,697,130 which approximates cost for federal income tax purposes)—97.7%		27,680,697,130

Other assets in excess of liabilities—2.3%		643,696,208
Net assets—100.0%		$28,324,393,338

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$19,934,497,130	$—	$19,934,497,130
Repurchase agreements	—	7,746,200,000	—	7,746,200,000
Total	$—	$27,680,697,130	$—	$27,680,697,130

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.9%
Cooperatieve Centrale 0.200%, due 03/18/21	$35,000,000	$35,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	9,700,000	9,700,000
MUFG Bank Ltd. 0.280%, due 01/29/21	37,000,000	37,000,000
0.290%, due 01/26/21	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	35,000,000	35,000,000
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	25,000,000
0.120%, due 11/05/20	70,000,000	70,000,000
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	13,750,000	13,750,000
0.200%, due 02/23/21	24,000,000	24,000,000
0.290%, due 01/06/21	26,000,000	26,000,000
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	37,000,000	37,000,000
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	37,000,000	37,000,000
0.250%, due 04/08/21	31,000,000	31,000,000
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	40,000,000	40,000,000
0.380%, due 11/20/20	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.430%, due 11/12/20	40,000,000	40,000,000
0.450%, due 11/09/20	40,000,000	40,000,000
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	22,000,000	22,000,000

		644,450,000

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	25,000,000	25,000,000
Total certificates of deposit (cost—$669,450,000)		669,450,000

Commercial paper[2]—54.3%
Asset backed-miscellaneous—20.7%
Atlantic Asset Securitization LLC 0.102%, due 11/02/20	25,000,000	25,000,000
0.140%, due 02/08/21	31,000,000	30,980,591
0.146%, due 12/17/20	48,000,000	47,980,200
0.211%, due 03/03/21	15,000,000	14,989,412
CAFCO LLC 0.111%, due 12/03/20	32,000,000	31,995,316

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Chariot Funding LLC 0.089%, due 11/13/20	$30,000,000	$29,996,792
0.104%, due 11/20/20	56,000,000	55,990,760
0.111%, due 12/10/20	3,000,000	2,999,493
0.112%, due 12/11/20	39,400,000	39,385,914
0.150%, due 02/04/21	35,000,000	34,977,153
Charta LLC 0.170%, due 01/05/21	10,000,000	9,997,156
Fairway Finance Co. LLC 0.129%, due 11/13/20	15,340,000	15,338,594
0.210%, due 02/05/21	24,000,000	23,984,167
0.210%, due 02/08/21	20,920,000	20,906,332
0.222%, due 04/05/21	14,000,000	13,988,022
0.223%, due 04/06/21	15,500,000	15,486,653
Gotham Funding Corp. 0.155%, due 12/02/20	29,000,000	28,991,542
0.170%, due 12/11/20	25,000,000	24,994,583
Liberty Street Funding LLC 0.120%, due 11/06/20	47,000,000	46,998,747
0.154%, due 12/03/20	22,000,000	21,996,969
0.161%, due 01/07/21	17,000,000	16,994,702
LMA Americas LLC 0.056%, due 11/23/20	15,000,000	14,996,937
0.111%, due 11/16/20	10,000,000	9,998,522
0.177%, due 01/05/21	20,000,000	19,987,556
0.178%, due 01/06/21	25,000,000	24,991,875
0.179%, due 01/07/21	5,000,000	4,998,075
0.179%, due 01/07/21	45,100,000	45,071,061
0.183%, due 01/11/21	35,000,000	34,988,431
0.186%, due 01/14/21	10,000,000	9,996,350
0.228%, due 03/08/21	9,250,000	9,243,201
0.282%, due 04/07/21	21,000,000	20,979,980
Manhattan Asset Funding Co. LLC 0.077%, due 11/17/20	50,831,000	50,826,976
Nieuw Amsterdam Receivables Corp. 0.166%, due 12/10/20	10,000,000	9,998,100
0.179%, due 01/12/21	32,000,000	31,988,009
0.184%, due 01/19/21	20,000,000	19,991,333
0.194%, due 02/10/21	1,000,000	999,472
Old Line Funding LLC 0.145%, due 12/14/20	15,000,000	14,993,875
0.150%, due 01/25/21[3]	35,000,000	34,972,233
0.151%, due 02/01/21	17,000,000	16,984,960
0.159%, due 02/23/21	16,000,000	15,987,444
0.168%, due 03/22/21	20,000,000	19,974,333
0.170%, due 03/29/21	14,000,000	13,982,850
0.170%, due 03/30/21	40,000,000	39,950,667
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	33,000,000	33,000,000
Starbird Funding Corp. 0.081%, due 11/02/20	75,000,000	75,000,000
0.183%, due 01/11/21	19,000,000	18,994,089
0.184%, due 01/12/21	15,000,000	14,995,267
Thunder Bay Funding LLC 0.098%, due 11/16/20	15,300,000	15,298,155
0.169%, due 03/15/21	34,100,000	34,054,647

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.225%, due 04/12/21	$22,000,000	$21,978,354
0.227%, due 04/19/21	35,000,000	34,962,433
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 0.161%, due 12/10/20	50,000,000	49,989,444

		1,353,147,727

Banking-non-U.S.—27.7%
Barclays Bank PLC 0.146%, due 11/02/20	31,000,000	31,000,000
0.154%, due 11/20/20	23,000,000	22,997,355
BNZ International Funding Ltd. 0.070%, due 11/09/20	21,500,000	21,499,206
0.091%, due 12/03/20	25,000,000	24,993,542
0.107%, due 01/08/21	26,400,000	26,384,769
Caisse des Depots et Consignations 0.175%, due 01/25/21	45,000,000	44,965,350
0.190%, due 03/01/21	35,000,000	34,978,018
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	12,000,000	12,000,000
Credit Agricole Corporate & Investment Bank 0.090%, due 11/02/20	10,000,000	10,000,000
Credit Industriel et Commercial 0.056%, due 11/05/20	95,000,000	94,999,367
0.110%, due 11/24/20	40,000,000	39,991,933
DBS Bank Ltd. 0.090%, due 11/02/20	18,600,000	18,600,000
0.124%, due 12/23/20	44,000,000	43,981,300
0.136%, due 01/04/21	69,000,000	68,978,265
0.143%, due 01/11/21	8,950,000	8,944,083
0.147%, due 01/15/21	40,000,000	39,984,378
0.162%, due 02/01/21	25,000,000	24,987,361
Dexia Credit Local SA 0.113%, due 12/07/20	40,000,000	39,988,333
0.130%, due 04/14/21	27,000,000	26,973,105
0.136%, due 03/22/21	21,000,000	20,983,667
0.144%, due 02/22/21	35,000,000	34,975,500
0.146%, due 05/06/21	27,000,000	26,970,862
Erste Abwicklungsanstalt 0.087%, due 11/03/20	27,000,000	26,999,809
0.133%, due 03/03/21	37,000,000	36,968,910
0.134%, due 03/01/21	34,000,000	33,977,522
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	29,500,000	29,499,939

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.090%, due 11/05/20	$100,000,000	$99,999,333
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	25,000,000	24,995,333
0.147%, due 02/01/21	36,000,000	35,971,790
0.149%, due 01/14/21	14,500,000	14,493,531
Mizuho Bank Ltd. 0.090%, due 11/06/20	26,000,000	25,999,119
0.090%, due 11/09/20	26,400,000	26,398,434
0.175%, due 02/01/21	49,000,000	48,972,751
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	37,000,000	37,000,000
3 mo. USD LIBOR + 0.000%, 0.280%, due 11/14/20[1,3]	33,000,000	33,000,000
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada 0.124%, due 01/04/21	30,235,000	30,226,005
Nederlandse Waterschapsbank N.V. 0.137%, due 02/12/21	38,000,000	37,977,390
Nordea Bank Abp 0.099%, due 11/05/20	75,000,000	74,999,469
NRW Bank 0.135%, due 12/07/20	20,000,000	19,996,500
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	22,500,000	22,488,213
Sumitomo Mitsui Trust Bank Ltd. 0.106%, due 11/20/20	45,000,000	44,991,000
0.141%, due 12/22/20	38,000,000	37,987,861
0.142%, due 12/23/20	35,000,000	34,982,150
Toronto-Dominion Bank Ltd. 0.090%, due 11/03/20	20,000,000	19,999,944
United Overseas Bank Ltd. 0.267%, due 09/27/21	31,000,000	30,920,674
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	49,000,000	48,959,616
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	27,000,000	27,000,000

		1,803,981,687

Banking-U.S.—5.9%
ABN Amro Funding USA LLC 0.164%, due 11/09/20	50,000,000	49,997,181
0.214%, due 01/04/21	47,000,000	46,974,502
0.223%, due 01/08/21	30,000,000	29,982,692
Bedford Row Funding Corp. 0.180%, due 04/27/21	49,000,000	48,935,320
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	16,750,000	16,750,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	$30,000,000	$29,961,750
0.180%, due 02/12/21	49,250,000	49,183,020
0.190%, due 06/08/21	4,000,000	3,993,460
0.202%, due 07/09/21	15,000,000	14,974,062
0.203%, due 05/18/21	29,000,000	28,955,566
0.227%, due 04/19/21	30,000,000	29,969,200
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/02/21	35,000,000	34,971,378

		384,648,131
Total commercial paper (cost—$3,541,777,545)		3,541,777,545

Time deposits—8.8%
Banking-non-U.S.—8.8%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	130,000,000	130,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	71,000,000	71,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	150,000,000	150,000,000
Natixis 0.070%, due 11/02/20	220,000,000	220,000,000
Total time deposits (cost—$571,000,000)		571,000,000

U.S. government agency obligations—0.8%
Federal Home Loan Bank SOFR + 0.230%, 0.320%, due 11/02/20[1] (cost—$50,000,000)	50,000,000	50,000,000

U.S. Treasury obligations—4.7%
U.S. Treasury Bills 0.061%, due 11/03/20[2]	72,000,000	71,999,839
0.063%, due 11/10/20[2]	75,000,000	74,998,417
0.072%, due 11/17/20[2]	67,000,000	66,997,487
0.073%, due 11/12/20[2]	95,000,000	94,997,757
Total U.S. Treasury obligations (cost—$308,993,500)		308,993,500

Repurchase agreements—21.1%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $706,201,200 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/21 to 10/15/25 and $51,529,200 U.S. Treasury Notes, 0.145% to 0.400% due 10/31/20 to 04/30/22; (value—$816,000,013); proceeds: $800,004,000	800,000,000	800,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $21,102,306 various asset-backed convertible bonds, 0.439% to 10.750% due 01/30/23 to 01/28/70; (value—$16,247,849); proceeds: $15,000,325	15,000,000	15,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.080% due 11/02/20, collateralized by $526,000 Federal Farm Credit Bank obligations, 3.540% to 3.980% due 01/25/38 to 04/05/38, $630,000 Federal Home Loan Bank obligations, 3.370% to 4.100% due 02/12/30 to 10/24/33, $1,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 07/15/32, $23,225,000 Federal National Mortgage Association obligations, zero coupon to 2.625% due 01/11/22 to 08/25/25, $100 U.S. Treasury Bill, zero coupon due 03/25/21, $6,738,300 U.S. Treasury Bonds, 2.500% to 8.125% due 05/15/21 to 05/15/46, $9,243,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 02/15/44, $28,842,109 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 08/15/47, $2,969,000 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $30,783,100 U.S. Treasury Notes, 2.000% to 2.375% due 05/15/22 to 11/15/26; (value—$102,000,007); proceeds: $100,000,667

	$100,000,000	$100,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp, 0.070% due 11/02/20, collateralized by $4,273,300 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21 (value—$5,100,001); proceeds: $5,000,029	5,000,000	5,000,000
Repurchase agreement dated 10/30/20 with Goldman Sachs & Co., 0.080% due 11/02/20, collateralized by $71,322,800 U.S. Treasury Bills, zero coupon due 11/17/20 to 04/22/21, $1,698,600 U.S. Treasury Bonds, 3.000% to 5.375% due 02/15/31 to 05/15/48, $34,905,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/27 to 11/15/40, $35,917,974 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/31 to 08/15/47, $9,600 U.S. Treasury Inflation Index Note, 0.125% due 04/15/25 and $12,500 U.S. Treasury Notes, 0.125% to 2.875% due 10/31/20 to 05/15/28; (value—$135,660,000); proceeds: $133,000,887	133,000,000	133,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.410% due 12/04/20, collateralized by $34,558,543 various asset-backed convertible bonds, zero coupon to 3.250% due 09/15/22 to 10/15/37; (value—$38,500,000); proceeds: $35,025,511[4]	35,000,000	35,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%,0.100% due 11/06/20, collateralized by $206,951,341 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 04/01/29 to 10/01/50; (value—$204,000,00); proceeds: $200,020,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 4,270,000 Convertible Bonds; (value—$26,750,904); proceeds: $25,062,861[4]	25,000,000	25,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 12,633,033 Convertible Bonds; (value—$69,550,798); proceeds: $65,163,439[4]	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,378,000,000)		1,378,000,000
Total investments (cost—$6,519,221,045 which approximates cost for federal income tax purposes)—100.0%		6,519,221,045

Other assets in excess of liabilities—0.00%		918,194
Net assets—100.0%		$6,520,139,239

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$669,450,000	$—	$669,450,000
Commercial paper	—	3,541,777,545	—	3,541,777,545
Time deposits	—	571,000,000	—	571,000,000
U.S. government agency obligations	—	50,000,000	—	50,000,000
U.S. Treasury obligations	—	308,993,500	—	308,993,500
Repurchase agreements	—	1,378,000,000	—	1,378,000,000
Total	$—	$6,519,221,045	$—	$6,519,221,045

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $408,722,233, represented 6.4% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—88.0%
Alaska—1.8%
Alaska International Airports Revenue Refunding (System), Series A, 0.150%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.110%, VRD	800,000	800,000
Series C, 0.110%, VRD	11,750,000	11,750,000

		19,895,000

California—10.5%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.100%, VRD	1,695,000	1,695,000
City of Riverside, Electric Revenue Refunding, Series A, 0.110%, VRD	5,365,000	5,365,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7) 0.070%, VRD	11,194,000	11,194,000
Irvine Ranch California Water District Various Improvement Dists Consolidated, Series A, 0.070%, VRD	16,500,000	16,500,000
San Mateo County Transportation Authority Revenue Bonds, Subordinated, Series A, 0.130%, VRD	5,000,000	5,000,000
Southern California Public Power Authority, Magnolia Power Project Revenue Refunding, Series A-20, 0.070%, VRD	24,125,000	24,125,000
State of California Kindergarten, GO Bonds Series A1, 0.080%, VRD	10,530,000	10,530,000
Series A2, 0.080%, VRD	1,000,000	1,000,000
Series B2, 0.080%, VRD	2,950,000	2,950,000
Series B3, 0.090%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-3, 0.090%, VRD	7,200,000	7,200,000
Series B, Subseries B-5, 0.090%, VRD	15,980,000	15,980,000
Series B-1, 0.080%, VRD	14,685,000	14,685,000

		118,224,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—0.3%
Colorado Health Facilities Authority Childrens Hospital Revenue Refunding 0.110%, VRD	$2,000,000	$2,000,000
University of Colorado Revenue Refunding, Series B-1, 0.100%, VRD	2,000,000	2,000,000

		4,000,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.070%, VRD	1,300,000	1,300,000

District of Columbia—1.0%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.130%, VRD	11,000,000	11,000,000

Florida—0.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System), Series C, 0.110%, VRD	400,000	400,000
Miami Dade County Florida School District Revenue Refunding 2.000%, due 02/25/21	3,000,000	3,017,127
3.000%, due 02/25/21	5,000,000	5,044,028

		8,461,155

Georgia—0.6%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,009,048

Illinois—13.7%
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.140%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.160%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.140%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.140%, VRD	9,640,000	9,640,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.110%, VRD	710,000	710,000
Series C, 0.090%, VRD	6,600,000	6,600,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.130%, VRD	6,900,000	6,900,000
0.130%, VRD	8,450,000	8,450,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.130%, VRD	$20,530,000	$20,530,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.130%, VRD	16,734,000	16,734,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.130%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	34,600,000	34,600,000

		154,664,000

Indiana—4.8%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.130%, VRD	24,920,000	24,920,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.120%, VRD	28,900,000	28,900,000

		53,820,000

Maryland—0.1%
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.110%, VRD	1,200,000	1,200,000

Massachusetts—1.0%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.100%, VRD	5,725,000	5,725,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.100%, VRD	5,255,000	5,255,000

		10,980,000

Michigan—1.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.110%, VRD	18,700,000	18,700,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—4.7%
BMississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds, Series B, 0.110%, VRD	$1,900,000	$1,900,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.110%, VRD	400,000	400,000
Series A, 0.110%, VRD	5,025,000	5,025,000
Series B, 0.110%, VRD	1,700,000	1,700,000
Series B, 0.110%, VRD	6,355,000	6,355,000
Series C, 0.110%, VRD	1,475,000	1,475,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series D, 0.110%, VRD	550,000	550,000
Series E, 0.110%, VRD	700,000	700,000
Series E, 0.110%, VRD	2,400,000	2,400,000
Series G, 0.110%, VRD	1,700,000	1,700,000
Series G, 0.110%, VRD	4,885,000	4,885,000
Series H, 0.110%, VRD	1,425,000	1,425,000
Series I, 0.110%, VRD	2,900,000	2,900,000
Series K, 0.110%, VRD	3,005,000	3,005,000
Series L, 0.110%, VRD	9,925,000	9,925,000
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds, Series F, 0.110%, VRD	2,500,000	2,500,000
Mississippi Development Bank Jackson County Industrial Water System Revenue Bonds 0.110%, VRD	700,000	700,000

		52,945,000

Missouri—1.9%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 0.150%, VRD	10,000,000	10,000,000
Series C-5, 0.100%, VRD	4,275,000	4,275,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 0.110%, VRD	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.110%, VRD	1,000,000	1,000,000
Series B, 0.110%, VRD	500,000	500,000
Series C, 0.110%, VRD	400,000	400,000
Series C, 0.110%, VRD	3,500,000	3,500,000
Series D, 0.110%, VRD	500,000	500,000

		21,175,000

Nebraska—0.3%
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 0.110%, VRD	3,300,000	3,300,000

New York—20.7%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.130%, VRD	2,830,000	2,830,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 0.100%, VRD	3,120,000	3,120,000
Subseries B-1, 0.110%, VRD	11,250,000	11,250,000
Subseries E-1, 0.120%, VRD	1,000,000	1,000,000
Subseries E-4, 0.150%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.100%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.100%, VRD	600,000	600,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	2,400,000	2,400,000
Series BB-5, 0.130%, VRD	820,000	820,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution) 0.110%, VRD	$800,000	$800,000
New York City Transitional Finance Authority Future Tax Secured Revenue 0.110%, VRD	630,000	630,000
0.120%, VRD	30,765,000	30,765,000
Series C, 0.150%, VRD	21,190,000	21,190,000
Subseries C-6, 0.140%, VRD	3,000,000	3,000,000
New York City, GO Bonds, Subseries B-3, 0.110%, VRD	8,300,000	8,300,000
Subseries D-4, 0.100%, VRD	24,770,000	24,770,000
New York State Dormitory Authority, Series B, 5.000%, due 03/31/21	5,000,000	5,090,729
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	56,745,000	56,745,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.120%, VRD	4,035,000	4,035,000
Triborough Bridge & Tunnel Authority Revenue (General) Subseries B-2, 0.090%, VRD	8,775,000	8,775,000
Series 2005B-4C, 0.120%, VRD	24,900,000	24,900,000
Series A, 0.110%, VRD	5,000,000	5,000,000
Series F, 0.090%, VRD	7,745,000	7,745,000
Subseries B-3, 0.130%, VRD	4,975,000	4,975,000

		234,305,729

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	3,200,000	3,200,000

Ohio—3.1%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group), Series A-R, 0.110%, VRD	9,900,000	9,900,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series B-R, 0.110%, VRD	$920,000	$920,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.110%, VRD	1,750,000	1,750,000
Ohio (Common Schools), GO Bonds, Series D, 0.120%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System), Series D-1, 0.100%, VRD	3,170,000	3,170,000
Series D-1, 0.110%, VRD	6,700,000	6,700,000

		35,105,000

Oregon—1.3%
Oregon State Facilities Authority Peacehealth Revenue Refunding, Series A, 0.110%, VRD	14,300,000	14,300,000

Pennsylvania—5.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.090%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.120%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.120%, VRD	14,045,000	14,045,000
Pennsylvania Turnpike Commission, Series A, 0.100%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.100%, VRD	2,600,000	2,600,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120%, VRD	19,770,000	19,770,000

		62,690,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.170%, VRD	900,000	900,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—1.0%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20	$3,240,000	$3,245,283
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,051,535

		11,296,818

Tennessee—1.3%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.160%, VRD	4,300,000	4,300,000
0.160%, VRD	9,900,000	9,900,000

		14,200,000

Texas—7.9%
Austin Water & Wastewater Systems Revenue Refunding 0.130%, VRD	10,100,000	10,100,000
Harris County Cultural Education Facilities Finance Corp. Methodist Hospital Revenue Refunding 0.100%, VRD	35,750,000	35,750,000
Harris County Hospital District Revenue Refunding (Senior Lien) 0.140%, VRD	1,760,000	1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.120%, VRD	17,500,000	17,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.110%, VRD	1,065,000	1,065,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.110%, VRD	400,000	400,000
State of Texas, Transitional Revenue Bonds 4.000%, due 08/26/21	20,000,000	20,610,426
University of Texas University Revenue Refunding (Financing System), Series B, 0.100%, VRD	2,000,000	2,000,000

		89,185,426

Utah—0.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.110%, VRD	7,295,000	7,295,000

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Virginia—1.2%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D, 0.150%, VRD	$14,055,000	$14,055,000

Washington—0.8%
Port of Tacoma WA Revenue, Series B, 0.120%, VRD	9,400,000	9,400,000

Wisconsin—1.0%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 0.110%, VRD	7,900,000	7,900,000
Wisconsin Health & Educational Facilities Authority Revenue 0.110%, VRD	3,015,000	3,015,000

		10,915,000
Total municipal bonds (cost—$993,521,176)		993,521,176

Tax-exempt commercial paper—11.9%
California—1.3%
California State University 0.150%, due 11/04/20	15,000,000	15,000,000

Illinois—1.4%
Illinois Educational Facilities Authority Revenue 0.160%, due 11/03/20	10,000,000	10,000,000
0.170%, due 12/02/20	6,561,000	6,561,000

		16,561,000

Maryland—0.5%
Montgomery County 0.190%, due 01/07/21	5,500,000	5,500,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Minnesota—0.9%
Rochester Minnesota Health Care Facilities Revenue 0.210%, due 01/06/21	$10,000,000	$10,000,000

Ohio—1.8%
Ohio State Higher Education 0.140%, due 12/03/20	5,000,000	5,000,000
0.140%, due 12/10/20	10,000,000	10,000,000
0.140%, due 12/10/20	5,000,000	5,000,000

		20,000,000

South Carolina—0.3%
South Carolina Public Service 0.200%, due 12/09/20	3,700,000	3,700,000

Texas—5.7%
Harris County Cultural Educational Facilities 0.130%, due 11/03/20	20,000,000	20,000,000
Lower Colorado River Authority 0.200%, due 01/06/21	17,659,000	17,659,000
University of Texas 0.150%, due 12/04/20	1,350,000	1,350,000
0.160%, due 12/15/20	25,000,000	25,000,000

		64,009,000
Total tax-exempt commercial paper (cost—$134,770,000)		134,770,000
Total investments (cost—$1,128,291,176 which approximates cost for federal income tax purposes)—99.9%		1,128,291,176

Other assets in excess of liabilities—0.1%		692,728
Net assets—100.0%		$1,128,983,904

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$993,521,176	$—	$993,521,176
Tax-exempt commercial paper	—	134,770,000	—	134,770,000
Total	$—	$1,128,291,176	$—	$1,128,291,176

At October 31, 2020, there were no transfers in or out of Level 3.

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2020 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,614,104,180	$224,397,420	$7,544,281,291	$19,934,497,130	$5,141,221,045	$1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—

Investments, at value
Investments	9,615,170,629	224,413,613	7,544,281,291	19,934,497,130	5,141,221,045	1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—
Cash	588,699	27,643,344	3,753,707	3,509,825	719,737	6,217,491
Receivable for investments sold	—	—	102,000,000	849,000,000	—	—
Receivable for interest	1,828,511	9,681	2,925,736	14,706,678	805,155	706,820
Receivable from affiliate	—	9,966	—	—	—	—
Total assets	12,864,587,839	378,076,604	11,777,960,734	28,547,913,633	6,520,745,937	1,135,215,487

Liabilities:
Payable for investments purchased	—	27,039,343	90,959,125	220,900,734	—	6,130,374
Payable to affiliate	1,141,857	—	1,048,017	2,619,561	606,698	101,209
Total liabilities	1,141,857	27,039,343	92,007,142	223,520,295	606,698	6,231,583
Net assets, at value	$12,863,445,982	$351,037,261	$11,685,953,592	$28,324,393,338	$6,520,139,239	$1,128,983,904

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$28,632,777	$244,858	$17,143,702	$44,739,513	$14,212,419	$1,393,425
Expenses:
Investment advisory and administration fees	8,028,516	92,045	7,179,128	17,436,503	3,888,502	863,216
Trustees’ fees and expenses	35,171	7,313	31,062	70,070	19,931	9,820
Total expenses	8,063,687	99,358	7,210,190	17,506,573	3,908,433	873,036
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(99,358)	—	—	—	(20,230)
Net expenses	8,063,687	—	7,210,190	17,506,573	3,908,433	852,806
Net investment income (loss)	20,569,090	244,858	9,933,512	27,232,940	10,303,986	540,619
Net realized gain (loss)	(1,168)	1,042	147,945	(2)	—	—
Net change in unrealized appreciation (depreciation)	(2,797,762)	(30,989)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$17,770,160	$214,911	$10,081,457	$27,232,938	$10,303,986	$540,619

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$20,569,090	$353,385,726
Net realized gain (loss)	(1,168)	112,142
Net change in unrealized appreciation (depreciation)	(2,797,762)	3,093,263
Net increase (decrease) in net assets resulting from operations	17,770,160	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(3,675,078,056)	385,003,117
Net increase (decrease) in net assets	(3,657,307,896)	741,594,248
Net assets:

Beginning of period	16,520,753,878	15,779,159,630
End of period	$12,863,445,982	$16,520,753,878

	ESG Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$244,858	$134,921
Net realized gain (loss)	1,042	—
Net change in unrealized appreciation (depreciation)	(30,989)	47,182
Net increase (decrease) in net assets resulting from operations	214,911	182,103
Net increase (decrease) in net assets from beneficial interest transactions	277,210,650	73,429,597
Net increase (decrease) in net assets	277,425,561	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$351,037,261	$73,611,700

[1]	Commencement of operations.

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,933,512	$240,863,481
Net realized gain (loss)	147,945	481,629
Net increase (decrease) in net assets resulting from operations	10,081,457	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(6,086,803,235)	3,242,842,988
Net increase (decrease) in net assets	(6,076,721,778)	3,484,188,098
Net assets:

Beginning of period	17,762,675,370	14,278,487,272
End of period	$11,685,953,592	$17,762,675,370

	Treasury Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$27,232,940	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	27,232,938	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(6,506,560,373)	17,260,860,340
Net increase (decrease) in net assets	(6,479,327,435)	17,581,030,804
Net assets:

Beginning of period	34,803,720,773	17,222,689,969
End of period	$28,324,393,338	$34,803,720,773

	Prime CNAV Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$10,303,986	$119,652,912
Net realized gain (loss)	—	73,339
Net increase (decrease) in net assets resulting from operations	10,303,986	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(985,395,637)	2,493,874,372
Net increase (decrease) in net assets	(975,091,651)	2,613,600,623
Net assets:

Beginning of period	7,495,230,890	4,881,630,267
End of period	$6,520,139,239	$7,495,230,890

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Tax-Free Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$540,619	$27,659,945
Net increase (decrease) in net assets resulting from operations	540,619	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,445,139,381)	269,819,731
Net increase (decrease) in net assets	(1,444,598,762)	297,479,676
Net assets:

Beginning of period	2,573,582,666	2,276,102,990
End of period	$1,128,983,904	$2,573,582,666

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	0.26%[1]	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[2]	0.12%	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of period (000’s)	$12,863,446	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.00%[2]	0.00%[2]
Net investment income (loss)	0.25%[2]	1.24%[2]
Supplemental data:
Total investment return[3]	0.14%	0.47%
Net assets, end of period (000’s)	$351,037	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.14%[2]	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.07%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$11,685,954	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	0.16%[1]	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[2]	0.08%	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of period (000’s)	$28,324,393	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	0.26%[2]	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.13%	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$6,520,139	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	0.06%[1]	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[2]	0.03%	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of period (000’s)	$1,128,984	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”)

Master Trust

Notes to financial statements (unaudited)

determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity

Master Trust

Notes to financial statements (unaudited)

fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Master Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900
At October 31, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,141,857
ESG Prime Master Fund	(9,966)
Government Master Fund	1,048,017
Treasury Master Fund	2,619,561
Prime CNAV Master Fund	606,698
Tax-Free Master Fund	101,209

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs.

Master Trust

Notes to financial statements (unaudited)

Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2020, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Tax-Free Master Fund	$20,230

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until January 31, 2021. For the period ended October 31, 2020, UBS AM voluntarily waived $99,358 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	34,300,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$6,812,905,595	$27,421,906,839
Withdrawals	(10,487,983,651)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(3,675,078,056)	$385,003,117

Master Trust

Notes to financial statements (unaudited)

ESG Prime Master Fund

	For the six months ended October 31, 2020	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$477,229,278	$120,503,658
Withdrawals	(200,018,628)	(47,074,061)
Net increase (decrease) in beneficial interest	$277,210,650	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$17,198,374,454	$46,835,779,003
Withdrawals	(23,285,177,689)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(6,086,803,235)	$3,242,842,988

Treasury Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$25,256,966,804	$57,434,681,322
Withdrawals	(31,763,527,177)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(6,506,560,373)	$17,260,860,340

Prime CNAV Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$3,551,404,224	$8,693,256,696
Withdrawals	(4,536,799,861)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(985,395,637)	$2,493,874,372

Tax-Free Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$224,029,482	$3,125,085,366
Withdrawals	(1,669,168,863)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,445,139,381)	$269,819,731

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,127,173
Gross unrealized depreciation	(60,724)
Net unrealized appreciation	$1,066,449

ESG Prime Master Fund

Gross unrealized appreciation	$17,262
Gross unrealized depreciation	(1,069)
Net unrealized appreciation	$16,193

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the Government Master Fund, the Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2021. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management noted that while the RMA Government Money Market Feeder Fund’s total expenses were above the Expense Group median, the RMA Government Money Market Feeder Fund’s Contractual Management Fee and Actual Management Fee was below or at the Expense Group median. Management explained that the RMA Government Money Market Feeder Fund’s higher relative total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s overall expenses were below the median by slightly less than 5 basis points (i.e., 0.05%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by 3 basis points (i.e., 0.03%) or less, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Expense Group includes peer funds that target large institutional investors and have higher minimum investment thresholds than the Select Prime Institutional Feeder Fund, resulting in lower relative expense ratios.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only two peer funds in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2020 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 4 basis points (i.e., 0.04%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 2 basis points (i.e., 0.02%), respectively, for the one-, three-, five- and ten-year periods and since inception.

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1662

UBS Preferred Funds

Semiannual Report  |  October 31, 2020

Includes:

•	UBS Select Prime Preferred Fund
•	UBS Select ESG Prime Preferred Fund
•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Prime Preferred Fund
•	UBS Tax-Free Preferred Fund

UBS Preferred Funds

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for the UBS Preferred Series of Funds, namely UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Treasury Preferred Fund, UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund (the “Funds”) for the six months ended October 31, 2020 (the “reporting period”).

Performance

The US Federal Reserve Board (the “Fed”) maintained the federal funds rate in a range between 0.00% and 0.25% during the six-months ended October 31, 2020. The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) The yields on a number of short-term investments declined over the period, and yields remained extremely low. As a result, the Funds’ yields were also low during the reporting period.

The seven-day current yields for the Funds (after fee waivers/expense reimbursements) were as follows:

•	UBS Select Prime Preferred Fund: 0.07% on October 31, 2020, versus 0.68% as of April 30, 2020.

•	UBS Select ESG Prime Preferred Fund: 0.12% on October 31, 2020, versus 0.73% on April 30, 2020.

•	UBS Select Government Preferred Fund: 0.02% as of October 31, 2020, versus 0.23% as of April 30, 2020.

•	UBS Select Treasury Preferred Fund: 0.01% on October 31, 2020, versus 0.20% as of April 30, 2020.

•	UBS Prime Preferred Fund: 0.06% on October 31, 2020, versus 0.67% as of April 30, 2020.

•	UBS Tax-Free Preferred Fund: 0.01% on October 31, 2020, versus 0.07% as of April 30, 2020.

For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on pages 7 to 9.

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.	The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In

UBS Select Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Investment goals

(all four Funds):

Maximum current income consistent with liquidity and the preservation of capital

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

UBS Select Government Preferred Fund—June 28, 2016;

UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund—August 28, 2007;

UBS Prime Preferred Fund—January 19, 2016

Dividend Payments:

Monthly

UBS Select ESG Prime Preferred Fund

Investment goal:

Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.

Portfolio Managers:

Robert Sabatino

David J. Walczak

UBS Asset Management (Americas) Inc.

Commencement:

January 15, 2020

Dividend payments:

Monthly

1

UBS Preferred Funds

the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Fed react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.

Each fund is a “feeder fund,” investing all of its assets in “Master Funds”—the Prime Master Fund, the ESG Prime Master Fund, the Government Master Fund, the Treasury Master Fund, the Prime CNAV Master Fund and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the Master Funds.

•

For the Prime Master Fund in which UBS Select Prime Preferred Fund invests, we tactically adjusted its weighted average maturity (WAM)—which is the weighted average maturity of the securities in the portfolio—throughout the six-month review period. When the reporting period began, the Master Fund had a WAM of 27 days. By the end of the period on October 31, 2020, the Master Fund’s WAM was 39 days.

At the issuer level, we maintained a high level of diversification, with the goal of reducing risk and keeping the Master Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Master Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

At the security level, we increased the Master Fund’s exposures to repurchase agreements and US Treasury obligations. (Repurchase agreements are transactions that require the seller of a security to buy it back at a predetermined time and price, or upon demand.) Conversely, we decreased its exposures to certificates of deposit, commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Select ESG Prime Preferred Fund invests was 41 days when the reporting period began. It was 46 days at period-end on October 31, 2020. At the security level, we increased the Master Fund’s exposures to repurchase agreements and certificates of deposit. We also initiated a position in US Treasury obligations. In contrast, we decreased its exposures to commercial paper and time deposits.

•

The WAM for the Master Fund in which UBS Select Government Preferred Fund invests was 48 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end on October 31, 2020, it was 46 days. At the security level, we increased the Master Fund’s exposure to US Treasury obligations and reduced its allocations to US government agency obligations and repurchase agreements backed by government securities.

UBS Tax-Free Preferred Fund

Investment goal:

Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:

Elbridge T. Gerry III

Lisa M. DiPaolo

Charles W. Grande

UBS Asset Management (Americas) Inc.

Commencement:

August 28, 2007

Dividend Payments:

Monthly

2

UBS Preferred Funds

•

The WAM for the Master Fund in which UBS Select Treasury Preferred Fund invests was 51 days when the reporting period began. Over the review period, the WAM was adjusted, and at period-end it was 48 days. At the security level, we increased the Master Fund’s exposure to direct US Treasury obligations and reduced its exposure to repurchase agreements backed by US Treasuries.

•

The WAM for the Prime CNAV Master Fund in which UBS Prime Preferred Fund invests was 33 days when the reporting period began. We tactically adjusted its WAM, and at the end of the reporting period the Master Fund’s WAM was 42 days. Over the review period, we increased the Master Fund’s exposures to US Treasury obligations and time deposits. Conversely, we decreased its exposure to commercial paper and repurchase agreements, and modestly pared its allocations to US government agency obligations and certificates of deposit.

•

The WAM for the Master Fund in which UBS Tax-Free Preferred Fund invests was nine days when the reporting period began. We tactically adjusted the Master Fund’s WAM based on market conditions and seasonality factors within the tax-exempt market. At the end of the reporting period its WAM was 16 days. Over the review period, we increased the Master Fund’s allocation to tax-exempt commercial paper and reduced its exposure to municipal bonds.

Q.	What factors do you believe will affect the Funds over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Funds focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds, please contact your financial advisor, or visit us at www.ubs.com/am-us.*

Sincerely,

Igor Lasun

President—UBS Series Fund

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

UBS Tax-Free Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

David J. Walczak

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Executive Director

UBS Asset Management

(Americas) Inc.

3

UBS Preferred Funds

Robert Sabatino

Portfolio Manager—

UBS Select Prime Preferred Fund

UBS Select ESG Prime Preferred Fund

UBS Select Government Preferred Fund

UBS Select Treasury Preferred Fund

UBS Prime Preferred Fund

Managing Director

UBS Asset Management

(Americas) Inc.

Elbridge T. Gerry III Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

Lisa DiPaolo Portfolio Manager— UBS Tax-Free Preferred Fund Executive Director UBS Asset Management (Americas) Inc.	Charles W. Grande Portfolio Manager— UBS Tax-Free Preferred Fund Managing Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/am-us.

4

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

5

UBS Preferred Funds

Understanding your Fund’s expenses1 (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value[2] October 31, 2020	Expenses paid during period[3] 05/01/20 to 10/31/20	Expense ratio during the period

UBS Select Prime Preferred Fund
Actual	$1,000.00	$1,000.90	$0.71	0.14%
%Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select ESG Prime Preferred Fund
Actual	$1,000.00	$1,001.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS Select Government Preferred Fund
Actual	$1,000.00	$1,000.50	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Select Treasury Preferred Fund
Actual	$1,000.00	$1,000.60	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Prime Preferred Fund
Actual	$1,000.00	$1,001.10	$0.71	0.14%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.50	0.71	0.14

UBS Tax-Free Preferred Fund
Actual	$1,000.00	$1,000.20	$0.66	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.66	0.13

[1]	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.
[2]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[3]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.07%
Seven-day effective yield after fee waivers[1]	0.07
Seven-day current yield before fee waivers[1]	0.03
Seven-day effective yield before fee waivers[1]	0.03
Weighted average maturity[2]	39 days

UBS Select ESG Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.12%
Seven-day effective yield after fee waivers[1]	0.12
Seven-day current yield before fee waivers[1]	(0.03)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	46 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund. Because the price of interests in the related money market master funds will fluctuate, when you sell your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund may be worth more or less than what you originally paid for them. The related money market master funds may impose a fee upon sale of your shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund or may temporarily suspend your ability to sell shares of UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Prime Preferred Fund’s sponsor and UBS Select ESG Prime Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund, and you should not expect that the fund’s sponsor will provide financial support to UBS Select Prime Preferred Fund and UBS Select ESG Prime Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

7

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (continued)

UBS Select Government Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.02%
Seven-day effective yield after fee waivers[1]	0.02
Seven-day current yield before fee waivers[1]	(0.02)
Seven-day effective yield before fee waivers[1]	(0.02)
Weighted average maturity[2]	46 days

UBS Select Treasury Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.03)
Seven-day effective yield before fee waivers[1]	(0.03)
Weighted average maturity[2]	48 days

Table footnotes are on page 9.

You could lose money by investing in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. An investment in UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Select Government Preferred Fund’s sponsor and UBS Select Treasury Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund, and you should not expect that the funds’ sponsor will provide financial support to UBS Select Government Preferred Fund and UBS Select Treasury Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

8

UBS Preferred Funds

Yields and characteristics at a glance—October 31, 2020 (unaudited) (concluded)

UBS Prime Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.06%
Seven-day effective yield after fee waivers[1]	0.06
Seven-day current yield before fee waivers[1]	0.02
Seven-day effective yield before fee waivers[1]	0.02
Weighted average maturity[2]	42 days

UBS Tax-Free Preferred Fund

Yields and characteristics
Seven-day current yield after fee waivers[1]	0.01%
Seven-day effective yield after fee waivers[1]	0.01
Seven-day current yield before fee waivers[1]	(0.04)
Seven-day effective yield before fee waivers[1]	(0.04)
Weighted average maturity[2]	16 days

Investments in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund are intended to be limited to accounts beneficially owned by natural persons. UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund reserve the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund. Although the related money market master funds seek to preserve the value of your investment so that the shares of UBS Prime Preferred Fund and UBS Tax- Free Preferred Fund are at $1.00 per share, the related money market master funds cannot guarantee they will do so. The related money market master funds may impose a fee upon sale of your shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund or may temporarily suspend your ability to sell shares of UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund if the related money market master fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. UBS Prime Preferred Fund’s sponsor and UBS Tax-Free Preferred Fund’s sponsor has no legal obligation to provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund and you should not expect that the funds’ sponsor will provide financial support to UBS Prime Preferred Fund and UBS Tax-Free Preferred Fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

[1]

Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

9

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2020 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$1,941,063,523	$51,311,078
Investments in Master Fund, at value	1,941,070,178	51,309,989
Receivable from affiliate	—	5,210
Total assets	1,941,070,178	51,315,199

Liabilities:
Dividends payable to shareholders	120,371	6,214
Payable to affiliate	63,318	—
Total liabilities	183,689	6,214
Net assets	$1,940,886,489	$51,308,985
Shares of beneficial interest—$0.001 par value per share, unlimited amount authorized; 1,940,315,338; 51,281,503; 6,434,426,943; 13,629,351,712; 1,378,920,709 and 106,009,999 outstanding, respectively	$1,940,860,604	$51,309,851
Distributable earnings (losses)	25,885	(866)
Net assets	$1,940,886,489	$51,308,985
Net asset value per share	$1.0003	$1.0005

10

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$6,434,916,932	$13,630,082,304	$1,379,069,360	$106,009,383
6,434,916,932	13,630,082,304	1,379,069,360	106,009,383
—	—	—	1,623
6,434,916,932	13,630,082,304	1,379,069,360	106,011,006

129,671	236,220	81,947	1,007
236,441	494,372	50,926	—
366,112	730,592	132,873	1,007
$6,434,550,820	$13,629,351,712	$1,378,936,487	$106,009,999
$6,434,426,943	$13,629,351,712	$1,378,920,709	$106,009,954
123,877	—	15,778	45
$6,434,550,820	$13,629,351,712	$1,378,936,487	$106,009,999
$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements.

11

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	UBS Select Prime Preferred Fund	UBS Select ESG Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$4,491,135	$63,273
Expenses allocated from Master Fund	(1,253,172)	(27,144)
Expense waiver allocated from Master Fund	—	27,144
Net investment income allocated from Master Fund	3,237,963	63,273
Expenses:
Administration fees	990,957	14,709
Trustees’ fees	11,431	7,011
	1,002,388	21,720
Fee waivers by administrator	(501,194)	(10,858)
Net expenses	501,194	10,862
Net investment income (loss)	2,736,769	52,411
Net realized gain (loss) allocated from Master Fund	(191)	223
Net change in unrealized appreciation (depreciation) allocated from Master Fund	(460,975)	(6,780)
Net increase (decrease) in net assets resulting from operations	$2,275,603	$45,854

12

UBS Preferred Funds

UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Prime Preferred Fund	UBS Tax-Free Preferred Fund

$9,895,884	$21,882,541	$2,343,359	$156,393
(4,183,030)	(8,643,075)	(644,632)	(96,740)
—	—	—	1,936
5,712,854	13,239,466	1,698,727	61,589

3,324,907	6,900,260	506,636	70,152
21,163	36,852	8,998	7,236
3,346,070	6,937,112	515,634	77,388
(1,673,063)	(3,486,444)	(257,814)	(48,208)
1,673,007	3,450,668	257,820	29,180
4,039,847	9,788,798	1,440,907	32,409
77,881	—	—	—
—	—	—	—
$4,117,728	$9,788,798	$1,440,907	$32,409

See accompanying notes to financial statements.

13

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Prime Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$2,736,769	$65,936,771
Net realized gain (loss)	(191)	19,421
Net change in unrealized appreciation (depreciation)	(460,975)	253,527
Net increase (decrease) in net assets resulting from operations	2,275,603	66,209,719
Total distributions	(2,736,769)	(65,953,438)
Net increase (decrease) in net assets from beneficial interest transactions	(977,944,888)	167,668,911
Net increase (decrease) in net assets	(978,406,054)	167,925,192
Net assets:

Beginning of period	2,919,292,543	2,751,367,351
End of period	$1,940,886,489	$2,919,292,543

	UBS Select ESG Prime Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$52,411	$19,889
Net realized gain (loss)	223	—
Net change in unrealized appreciation (depreciation)	(6,780)	5,691
Net increase (decrease) in net assets resulting from operations	45,854	25,580
Total distributions	(52,411)	(19,889)
Net increase (decrease) in net assets from beneficial interest transactions	43,878,617	7,431,234
Net increase (decrease) in net assets	43,872,060	7,436,925
Net assets:

Beginning of period	7,436,925	—
End of period	$51,308,985	$7,436,925

[1]	Commencement of operations.

See accompanying notes to financial statements.

14

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$4,039,847	$81,500,172
Net realized gain (loss)	77,881	147,921
Net increase (decrease) in net assets resulting from operations	4,117,728	81,648,093
Total distributions	(4,039,847)	(81,641,587)
Net increase (decrease) in net assets from beneficial interest transactions	(3,519,304,803)	6,344,014,191
Net increase (decrease) in net assets	(3,519,226,922)	6,344,020,697
Net assets:

Beginning of period	9,953,777,742	3,609,757,045
End of period	$6,434,550,820	$9,953,777,742

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,788,798	$124,392,640
Net realized gain (loss)	—	6,676
Net increase (decrease) in net assets resulting from operations	9,788,798	124,399,316
Total distributions	(9,788,798)	(124,399,587)
Net increase (decrease) in net assets from beneficial interest transactions	(2,295,569,648)	10,297,674,316
Net increase (decrease) in net assets	(2,295,569,648)	10,297,674,045
Net assets:

Beginning of period	15,924,921,360	5,627,247,315
End of period	$13,629,351,712	$15,924,921,360

See accompanying notes to financial statements.

15

UBS Preferred Funds

Statement of changes in net assets

	UBS Prime Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$1,440,907	$17,849,682
Net realized gain (loss)	—	15,778
Net increase (decrease) in net assets resulting from operations	1,440,907	17,865,460
Total distributions	(1,440,907)	(17,849,682)
Net increase (decrease) in net assets from beneficial interest transactions	117,693,011	706,519,146
Net increase (decrease) in net assets	117,693,011	706,534,924
Net assets:

Beginning of period	1,261,243,476	554,708,552
End of period	$1,378,936,487	$1,261,243,476

	UBS Tax-Free Preferred Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$32,409	$4,254,600
Net increase (decrease) in net assets resulting from operations	32,409	4,254,600
Total distributions	(32,409)	(4,254,600)
Net increase (decrease) in net assets from beneficial interest transactions	(174,232,606)	(126,071,185)
Net increase (decrease) in net assets	(174,232,606)	(126,071,185)
Net assets:

Beginning of period	280,242,605	406,313,790
End of period	$106,009,999	$280,242,605

See accompanying notes to financial statements.

16

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.0005	$1.0001	$1.0001	$1.0002	$1.0000	$1.00
Net investment income (loss)	0.0010	0.0186	0.0226	0.0137	0.0061	0.002
Net realized and unrealized gain (loss)	(0.0002)	0.0004	(0.0000)[2]	(0.0001)	0.0011	0.000 [1]
Net increase (decrease) from operations	0.0008	0.0190	0.0226	0.0136	0.0072	0.002
Dividends from net investment income	(0.0010)	(0.0186)	(0.0226)	(0.0137)	(0.0061)	(0.002)
Distributions from net realized gains	—	(0.0001)[2]	(0.0000)[2]	(0.0000)[2]	(0.0009)	(0.000)[1]
Total dividends and distributions	(0.0010)	(0.0186)	(0.0226)	(0.0137)	(0.0070)	(0.002)
Net asset value, end of period	$1.0003	$1.0005	$1.0001	$1.0001	$1.0002	$1.00
Total investment return[3]	0.09%	1.92%	2.28%	1.37%	0.72%	0.21%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.12%	0.08%	0.13%	0.14%
Net investment income (loss)[4]	0.22%[5]	1.87%	2.29%	1.40%	0.44%	0.21%
Supplemental data:
Net assets, end of period (000’s)	$1,940,886	$2,919,293	$2,751,367	$1,732,540	$599,760	$7,187,548

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]	Amount represents less than $0.00005 or $(0.00005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

17

UBS Select ESG Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Net asset value, beginning of period	$1.0007	$1.0000
Net investment income (loss)	0.0012	0.0038
Net realized and unrealized gain (loss)	(0.0002)	0.0007
Net increase (decrease) from operations	0.0010	0.0045
Dividends from net investment income	(0.0012)	(0.0038)
Total dividends and distributions	(0.0012)	(0.0038)
Net asset value, end of period	$1.0005	$1.0007
Total investment return[2]	0.11%	0.45%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[3]	0.18%[3]
Expenses after fee waivers[4]	0.04%[3]	0.04%[3]
Net investment income (loss)[4]	0.19%[3]	1.25%[3]
Supplemental data:
Net assets, end of period (000’s)	$51,309	$7,437

[1]	Commencement of operations.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.
[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.

See accompanying notes to financial statements.

18

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)		Years ended April 30,			For the period from June 28, 2016[1] to April 30, 2017
			2020	2019	2018
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000	[2]	0.017	0.020	0.010	0.003
Net realized gain (loss)	0.000	[2]	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]
Net increase (decrease) from operations	0.000	[2]	0.017	0.020	0.010	0.003
Dividends from net investment income	0.000	[2]	(0.017)	(0.020)	(0.010)	(0.003)
Distributions from net realized gains	—		(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total dividends and distributions	0.000	[2]	(0.017)	(0.020)	(0.010)	(0.003)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.05%		1.70%	2.05%	1.04%	0.34%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]		0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]		0.14%	0.14%	0.14%	0.09%[5]
Net investment income (loss)[4]	0.10%[5]		1.57%	2.03%	1.03%	0.47%[5]
Supplemental data:
Net assets, end of period (000’s)	$6,434,551		$9,953,778	$3,609,757	$3,913,629	$4,098,750

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

19

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.017	0.020	0.010	0.003	0.001
Net realized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.001	0.017	0.020	0.010	0.003	0.001
Dividends from net investment income	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)	(0.001)
Distributions from net realized gains	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.001)	(0.017)	(0.020)	(0.010)	(0.003)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.06%	1.66%	2.06%	1.04%	0.34%	0.07%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.10%
Net investment income (loss)[3]	0.11%[4]	1.50%	2.00%	1.04%	0.36%	0.06%
Supplemental data:
Net assets, end of period (000’s)	$13,629,352	$15,924,921	$5,627,247	$9,248,153	$10,356,105	$4,993,806

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

20

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.001	0.018	0.023	0.013	0.006	0.001
Net realized gain (loss)	—	0.000 [2]	—	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.001	0.018	0.023	0.013	0.006	0.001
Dividends from net investment income	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)	(0.001)
Distributions from net realized gains	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.001)	(0.018)	(0.023)	(0.013)	(0.006)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.11%	1.86%	2.23%	1.28%	0.58%	0.11%
Ratios to average net assets:
Expenses before fee waivers[4]	0.18%[5]	0.18%	0.18%	0.18%	0.18%	0.18%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%	0.14%	0.14%	0.04%[5]
Net investment income (loss)[4]	0.22%[5]	1.72%	2.21%	1.25%	0.62%	0.39%[5]
Supplemental data:
Net assets, end of period (000’s)	$1,378,936	$1,261,243	$554,709	$403,597	$502,930	$193,746

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements.

21

UBS Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)		Years ended April 30,
			2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.000	[1]	0.012	0.013	0.009	0.004	0.000 [1]
Net realized gain (loss)	—		—	—	—	—	0.000 [1]
Net increase (decrease) from operations	0.000	[1]	0.012	0.013	0.009	0.004	0.000 [1]
Dividends from net investment income	0.000	[1]	(0.012)	(0.013)	(0.009)	(0.004)	(0.000)[1]
Distributions from net realized gains	—		—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	0.000	[1]	(0.012)	(0.013)	(0.009)	(0.004)	(0.000)[1]
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	0.02%		1.19%	1.34%	0.87%	0.42%	0.03%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]		0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.13%[4]		0.14%	0.14%	0.14%	0.14%	0.04%
Net investment income (loss)[3]	0.03%[4]		1.12%	1.28%	0.89%	0.53%	0.02%
Supplemental data:
Net assets, end of period (000’s)	$106,010		$280,243	$406,314	$1,263,859	$899,845	$27,487

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements.

22

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select ESG Prime Preferred Fund (“ESG Prime Preferred Fund”), UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”), and UBS Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, ESG Prime Preferred Fund, Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund commenced operations on August 28, 2007. Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and ESG Prime Preferred Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (15.09% for Prime Preferred Fund, 14.62% for ESG Prime Preferred Fund, 55.07% for Government Preferred Fund, 48.12% for Treasury Preferred Fund, 21.15% for Prime CNAV Preferred Fund, and 9.39% for Tax-Free Preferred Fund at October 31, 2020).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

UBS Preferred Funds

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Floating net asset value per share funds—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Prime Preferred Fund and ESG Prime Preferred Fund calculate their net asset value to four decimals (e.g., $1.0000) using market-based pricing and expect that their share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV Fund (“FNAV”), as reported in a shareholder report, for example, may differ from the last transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the last transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the fund’s offering circular).

Constant net asset value per share funds—Government Preferred Fund, Treasury Preferred Fund, Prime CNAV Preferred Fund, and Tax-Free Preferred Fund (collectively the “Constant NAV Funds”) attempt to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Constant NAV Funds will be able to maintain a stable net asset value of $1.00 per share. The Constant NAV Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund and Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund and Tax-Free Preferred Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “retail money market funds”, Prime CNAV Preferred Fund and Tax-Free Preferred Fund are permitted to seek to maintain a stable price per share.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate. Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund may impose a fee upon the sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. For the period ended October 31, 2020, Prime Preferred Fund, ESG Prime Preferred Fund, Prime CNAV Preferred Fund and Tax-Free Preferred Fund were not subject to any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Preferred Fund and Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund and Treasury Preferred Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

24

UBS Preferred Funds

Notes to financial statements (unaudited)

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Prime Preferred Fund	0.08%
ESG Prime Preferred Fund	0.08
Government Preferred Fund	0.08
Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08
Tax-Free Preferred Fund	0.08

At October 31, 2020, each Fund owed or was owed by UBS AM for administrative services as follows:

Fund	Amounts owed to/due by UBS AM
Prime Preferred Fund	$275,593
ESG Prime Preferred Fund	1,318
Government Preferred Fund	1,051,120
Treasury Preferred Fund	2,245,658
Prime CNAV Preferred Fund	172,796
Tax-Free Preferred Fund	19,386

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Fund’s average daily net assets. At October 31, 2020, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

The Funds and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not

25

UBS Preferred Funds

Notes to financial statements (unaudited)

exceed 0.14% through August 31, 2021 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2020, UBS AM owed the Funds and for the period ended October 31, 2020, UBS was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
Prime Preferred Fund	$212,275	$501,194
ESG Prime Preferred Fund	6,528	10,858
Government Preferred Fund	814,679	1,673,063
Treasury Preferred Fund	1,733,394	3,468,553
Prime CNAV Preferred Fund	121,870	257,814
Tax-Free Preferred Fund	13,878	38,694

In addition, UBS AM may voluntarily undertake to waive fees in the event that Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2020, UBS AM owed the Funds, and for the period ended October 31, 2020, UBS AM voluntarily waived the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Treasury Preferred Fund	$17,891	$17,891
Tax-Free Preferred Fund	7,131	9,514

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2020 and April 30, 2020 were as follows:

Prime Preferred Fund

For the six months ended October 31, 2020:
	Shares	Amount
Shares sold	3,248,625,172	$3,249,931,912
Shares repurchased	(4,229,526,800)	(4,231,140,530)
Dividends reinvested	3,262,238	3,263,730
Net increase (decrease)	(977,639,390)	$(977,944,888)

For the year ended April 30, 2020:
	Shares	Amount
Shares sold	22,562,395,590	$22,566,112,944
Shares repurchased	(22,452,842,393)	(22,455,854,678)
Dividends reinvested	57,401,974	57,410,645
Net increase (decrease)	166,955,171	$167,668,911

26

UBS Preferred Funds

Notes to financial statements (unaudited)

ESG Prime Preferred Fund

For the six months ended October 31, 2020:
	Shares	Amount
Shares sold	80,912,231	$80,960,777
Shares repurchased	(37,108,321)	(37,128,143)
Dividends reinvested	45,959	45,983
Net increase (decrease)	43,849,869	$43,878,617

For the period from January 15, 2020[1] to April 30, 2020:
	Shares	Amount
Shares sold	8,667,263	$8,667,264
Shares repurchased	(1,235,629)	(1,236,030)
Net increase (decrease)	7,431,634	$7,431,234

[1]	Commencement of operations.

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

Government Preferred Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	72,391,518,087	134,283,437,126
Shares repurchased	(75,914,117,903)	(127,991,490,582)
Dividends reinvested	3,295,013	52,067,647
Net increase (decrease) in shares outstanding	(3,519,304,803)	6,344,014,191

Treasury Preferred Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	42,015,297,110	60,309,685,095
Shares repurchased	(44,321,054,996)	(50,123,762,917)
Dividends reinvested	10,188,238	111,752,138
Net increase (decrease) in shares outstanding	(2,295,569,648)	10,297,674,316

27

UBS Preferred Funds

Notes to financial statements (unaudited)

Prime CNAV Preferred Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	2,192,309,920	7,368,220,946
Shares repurchased	(2,076,514,655)	(6,677,904,123)
Dividends reinvested	1,897,746	16,202,323
Net increase (decrease) in shares outstanding	117,693,011	706,519,146

Tax-Free Preferred Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Shares sold	46,457,620	1,139,548,621
Shares repurchased	(220,825,878)	(1,270,119,035)
Dividends reinvested	135,652	4,499,229
Net increase (decrease) in shares outstanding	(174,232,606)	(126,071,185)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2020 was as follows:

Fund	Tax-exempt income	Ordinary income	Long-term realized capital gains
Prime Preferred Fund	$—	$65,953,438	$—
ESG Prime Preferred Fund	—	19,889	—
Government Preferred Fund	—	81,641,587	—
Treasury Preferred Fund	—	124,399,587	—
Prime CNAV Preferred Fund	—	17,849,682	—
Tax-Free Preferred Fund	4,254,600	—	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2021.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020 and since inception for ESG Prime Preferred

Fund, Government Preferred Fund and Prime CNAV Preferred Fund, remains subject to examination by the Internal

Revenue Service and state taxing authorities.

28

UBS Preferred Funds

General information (unaudited)

Monthly portfolio holdings disclosure

The Funds and Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. These reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Funds and Master Funds make portfolio holdings information available to shareholders on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for each of Master Trust—Prime Master Fund (the master fund in which UBS Select Prime Preferred Fund invests), Master Trust—ESG Prime Master Fund (the master fund in which UBS Select ESG Prime Preferred Fund invests) and Master Trust—Prime CNAV Master Fund (the master fund in which UBS Prime Preferred Fund invests) is available on a weekly basis at the same UBS Web address. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

Master Trust

Semiannual Report  |  October 31, 2020

Includes:

•	Prime Master Fund
•	ESG Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

31

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period 05/01/20 to 10/31/20[1]	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,001.20	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

ESG Prime Master Fund
Actual	$1,000.00	$1,001.40	$0.00	0.00%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.21	0.00	0.00

Government Master Fund
Actual	$1,000.00	$1,000.70	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Treasury Master Fund
Actual	$1,000.00	$1,000.80	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,001.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,000.30	$0.51	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

32

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	39 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	25.0%
France	5.5
Singapore	5.5
Japan	4.9
Canada	4.7
Total	45.6%

Portfolio composition[2]
Commercial paper	51.7%
Repurchase agreements	25.2
Certificates of deposit	9.6
Time deposits	8.7
U.S. Treasury obligations	4.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%.
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

33

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

ESG Prime Master Fund

Characteristics
Weighted average maturity[1]	46 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	33.2%
Japan	7.3
Singapore	5.7
New Zealand	3.9
Germany	3.8
Total	53.9%

Portfolio composition[2]
Commercial paper	50.9%
Repurchase agreements	35.9
U.S. Treasury obligations	5.7
Certificates of deposit	5.0
Time deposit	2.3
Other assets in excess of liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in ESG Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. ESG Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if ESG Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

34

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	46 days

Portfolio composition[2]
U.S. government agency obligations	40.1%
Repurchase agreements	35.3
U.S. Treasury obligations	24.5
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

35

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	48 days

Portfolio composition[2]
U.S. Treasury obligations	70.4%
Repurchase agreements	27.3
Other assets in excess of liabilities	2.3
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

36

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	42 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	30.7%
Japan	13.2
France	10.2
Netherlands	5.1
Singapore	5.0
Total	64.2%

Portfolio composition[2]
Commercial paper	54.3%
Repurchase agreements	21.1
Certificates of deposit	10.3
Time deposits	8.8
U.S. Treasury obligations	4.7
U.S. government agency obligations	0.8
Other assets in excess of liabilities	0.0 †
Total	100.0%

†	Amount represents less than 0.05% or (0.05)%
[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

37

Master Trust

Portfolio characteristics at a glance—October 31, 2020 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	16 days

Portfolio composition[2]
Municipal bonds	88.0%
Tax-exempt commercial paper	11.9
Other assets in excess of liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

38

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—9.6%
Banking-non-U.S.—9.6%
Cooperatieve Centrale 0.200%, due 03/18/21	$70,000,000	$70,006,472
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	52,000,000	52,019,695
KBC Bank NV 0.100%, due 11/03/20	30,000,000	30,000,033
MUFG Bank Ltd. 0.280%, due 01/29/21	80,000,000	80,027,876
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	95,000,000	95,001,187
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	24,999,970
0.120%, due 11/05/20	145,000,000	145,000,315
Oversea-Chinese Banking Corp. Ltd. 0.290%, due 01/06/21	54,000,000	54,014,466
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	75,000,000	74,999,168
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	30,000,000	30,000,919
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	75,000,000	75,002,533
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	90,000,000	90,033,963
0.380%, due 11/20/20	95,000,000	95,014,951
Sumitomo Mitsui Trust Bank Ltd.
0.430%, due 11/12/20	85,000,000	85,009,815
0.450%, due 11/09/20	85,000,000	85,008,022
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	85,000,000	85,061,341
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	62,000,000	62,010,532
Total certificates of deposit (cost—$1,233,000,000)		1,233,211,258

Commercial paper[2]—51.7%
Asset backed-miscellaneous—17.5%
Atlantic Asset Securitization LLC 0.220%, due 04/06/21	23,150,000	23,127,343
0.300%, due 12/02/20	50,000,000	49,992,988
0.335%, due 12/10/20	50,000,000	49,990,832
CAFCO LLC 0.170%, due 12/03/20	18,000,000	17,998,113
Chariot Funding LLC 0.160%, due 12/10/20	3,000,000	2,999,621
0.330%, due 11/20/20	90,000,000	89,994,540
0.350%, due 11/13/20	70,000,000	69,997,577
Charta LLC 0.160%, due 01/05/21	40,000,000	39,987,344

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC 0.200%, due 04/01/21	$60,000,000	$59,943,645
0.200%, due 04/06/21	29,000,000	28,971,617
0.250%, due 02/03/21	50,450,000	50,421,748
0.250%, due 02/05/21	49,250,000	49,221,845
0.280%, due 12/11/20	25,000,000	24,994,692
0.300%, due 11/13/20	34,000,000	33,998,294
Gotham Funding Corp. 0.340%, due 12/02/20	50,000,000	49,992,896
0.350%, due 12/02/20	62,000,000	61,991,191
Liberty Street Funding LLC 0.160%, due 12/03/20	18,000,000	17,997,382
0.170%, due 01/07/21	32,000,000	31,990,125
0.240%, due 11/06/20	50,000,000	49,998,833
LMA Americas LLC 0.180%, due 01/14/21	20,000,000	19,992,147
0.190%, due 03/08/21	51,000,000	50,958,333
0.210%, due 01/07/21	6,000,000	5,997,942
0.210%, due 04/07/21	26,600,000	26,566,870
0.220%, due 04/07/21	39,000,000	38,951,426
0.240%, due 02/05/21	50,000,000	49,972,370
0.350%, due 11/20/20	46,000,000	45,998,014
0.350%, due 11/23/20	35,000,000	34,998,693
0.380%, due 11/12/20	50,000,000	49,997,834
0.380%, due 11/16/20	20,000,000	19,998,952
0.400%, due 11/04/20	37,900,000	37,899,479
Nieuw Amsterdam Receivables Corp. 0.180%, due 12/10/20	22,000,000	21,995,841
0.190%, due 01/12/21	50,000,000	49,981,603
0.200%, due 01/19/21	45,000,000	44,981,370
Old Line Funding LLC
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	21,000,000	21,000,015
0.250%, due 02/23/21	34,000,000	33,982,581
0.300%, due 03/29/21	35,000,000	34,975,208
0.330%, due 03/22/21	40,000,000	39,973,307
0.340%, due 12/21/20	25,000,000	24,994,692
0.340%, due 12/22/20	44,000,000	43,990,413
0.340%, due 12/22/20[3]	50,000,000	49,989,106
0.350%, due 12/14/20	35,000,000	34,993,656
0.350%, due 02/01/21	45,000,000	44,982,257
0.360%, due 03/08/21	50,000,000	49,970,796
0.370%, due 02/19/21	50,000,000	49,975,578
Starbird Funding Corp. 0.080%, due 11/02/20	128,000,000	127,998,902
0.160%, due 01/11/21	25,000,000	24,990,723
0.170%, due 12/21/20	25,000,000	24,993,970
0.180%, due 12/01/20	5,000,000	4,999,324
Thunder Bay Funding LLC 0.230%, due 04/19/21	64,000,000	63,930,992
0.270%, due 11/16/20	25,400,000	25,398,824
0.310%, due 11/16/20	33,900,000	33,898,431
0.320%, due 01/19/21	23,250,000	23,243,147
0.360%, due 03/15/21	40,000,000	39,974,462

39

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	$43,000,000	$43,003,964
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	67,000,000	67,011,535
Victory Receivables Corp. 0.350%, due 11/06/20	46,014,000	46,013,105

		2,256,186,488

Banking-non-U.S.—29.3%
Barclays Bank PLC 0.230%, due 11/20/20	51,000,000	50,995,419
0.240%, due 11/02/20	51,000,000	50,999,379
BNZ International Funding Ltd. 0.300%, due 12/03/20	54,500,000	54,495,316
0.310%, due 01/08/21	54,000,000	53,988,765
Caisse des Depots et Consignations 0.190%, due 03/01/21	75,000,000	74,951,708
0.330%, due 01/25/21	90,000,000	89,961,937
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	79,000,000	79,017,950
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	79,000,000	79,029,699
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	95,000,000	95,000,448
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	33,000,000	33,003,975
Credit Agricole Corporate & Investment Bank 0.110%, due 11/02/20	75,000,000	74,999,438
Credit Industriel et Commercial 0.080%, due 11/05/20	105,000,000	104,999,020
0.330%, due 11/24/20	94,600,000	94,592,774
DBS Bank Ltd. 0.180%, due 01/04/21	90,000,000	89,977,560
0.190%, due 01/15/21	49,000,000	48,984,593
0.200%, due 02/01/21	25,000,000	24,989,425
0.250%, due 05/19/21	85,000,000	84,898,439
0.270%, due 11/02/20	38,700,000	38,699,710
0.300%, due 12/21/20	25,000,000	24,995,595
0.300%, due 12/23/20	91,000,000	90,983,074
Dexia Credit Local SA 0.200%, due 03/22/21	38,000,000	37,979,472
0.210%, due 03/23/21	30,000,000	29,983,800
0.210%, due 05/06/21	48,000,000	47,963,403
0.220%, due 04/14/21	56,000,000	55,966,431
0.300%, due 12/07/20	90,000,000	89,989,265
Erste Abwicklungsanstalt 0.200%, due 03/01/21	60,000,000	59,972,753
0.220%, due 11/24/20	7,000,000	6,999,597
0.250%, due 03/03/21	80,000,000	79,963,351
0.255%, due 11/03/20	58,000,000	57,999,439
Federation des Caisses Desjardins du Quebec 0.075%, due 11/03/20	55,000,000	54,999,450
0.080%, due 11/05/20	170,000,000	169,997,450

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
Mitsubishi UFJ Trust & Banking Corp. 0.220%, due 01/14/21	$30,000,000	$29,990,563
0.240%, due 11/30/20	53,000,000	52,994,021
0.250%, due 02/08/21	53,900,000	53,876,107
Mizuho Bank Ltd. 0.220%, due 02/01/21	101,000,000	100,953,849
0.260%, due 11/20/20	60,000,000	59,996,570
0.305%, due 11/06/20	54,000,000	53,999,055
0.305%, due 11/09/20	54,000,000	53,998,650
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	83,000,000	83,012,918
3 mo. USD LIBOR + 0%, 0.280%, due 11/14/20[1,3]	70,000,000	69,999,999
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	30,000,000	30,003,872
National Bank of Canada 0.170%, due 01/04/21	40,000,000	39,990,907
Nordea Bank Abp 0.085%, due 11/05/20	225,000,000	224,996,288
Oversea-Chinese Banking Corp. Ltd. 0.235%, due 04/15/21	51,000,000	50,953,393
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	65,000,000	65,006,640
0.290%, due 01/08/21	65,000,000	64,982,306
Societe Generale SA 0.110%, due 11/02/20	10,000,000	9,999,917
Sumitomo Mitsui Banking Corp. 0.205%, due 02/02/21	41,700,000	41,680,743
Sumitomo Mitsui Trust Bank Ltd. 0.360%, due 12/23/20	85,000,000	84,981,895
0.400%, due 11/20/20	95,000,000	94,994,126
Svenska Handelsbanken 0.230%, due 06/01/21	36,750,000	36,704,342
Toronto-Dominion Bank Ltd. 0.100%, due 11/03/20	35,000,000	34,999,650
United Overseas Bank Ltd. 0.250%, due 05/28/21	60,000,000	59,930,000
0.280%, due 09/27/21	65,000,000	64,839,949
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	66,000,000	66,008,245
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	77,000,000	77,014,043
Westpac Securities NZ Ltd.
0.230%, due 03/11/21	71,000,000	70,936,478
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	58,000,000	58,002,930

		3,766,226,091

Banking-U.S.—4.9%
ABN Amro Funding USA LLC 0.300%, due 12/02/20	57,900,000	57,891,137
0.310%, due 11/16/20	14,950,000	14,949,181
0.310%, due 01/04/21	95,000,000	94,962,728
0.310%, due 01/08/21	61,000,000	60,973,550

40

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Bedford Row Funding Corp.
0.260%, due 01/27/21	$40,000,000	$39,985,167
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	45,000,000	45,006,746
Collateralized Commercial Paper FLEX Co. LLC 0.220%, due 03/08/21	13,000,000	12,990,078
0.220%, due 04/19/21	73,000,000	72,921,288
0.250%, due 07/09/21	25,000,000	24,964,650
0.270%, due 06/08/21	6,000,000	5,993,002
Collateralized Commercial Paper V Co. LLC 0.320%, due 02/02/21	100,000,000	99,957,778
Thunder Bay Funding LLC 0.350%, due 12/14/20	50,000,000	49,992,187
Toronto-Dominion Holdings USA, Inc. 0.250%, due 03/01/21	50,000,000	49,969,330

		630,556,822
Total commercial paper (cost—$6,652,117,039)		6,652,969,401

Time deposits—8.7%
Banking-non-U.S.—8.7%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	300,000,000	300,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	3,000,000	3,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	340,000,000	340,000,000
Natixis 0.070%, due 11/02/20	475,000,000	475,000,000
Total time deposits (cost—$1,118,000,000)		1,118,000,000

U.S. Treasury obligations—4.8%
U.S. Treasury Bills 0.082%, due 11/03/20[2]	134,000,000	133,999,774
0.096%, due 11/10/20[2]	159,000,000	158,997,791
0.086%, due 11/12/20[2]	196,000,000	195,996,053
0.091%, due 11/17/20[2]	122,000,000	121,996,352
Total U.S. Treasury obligations (cost—$610,987,141)		610,989,970

Repurchase agreements—25.2%
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.060% due 11/02/20, collateralized by $142,005,800 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $1,195,637,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/22 to 07/15/30 (value—$1,632,000,042); proceeds: $1,600,008,000	1,600,000,000	1,600,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with Barclays Bank PLC, 0.080% due 11/02/20, collateralized by $487,747,548 Federal National Mortgage Association obligation, 2.500% due 10/01/50 (value—$510,000,000); proceeds: $500,003,333	$500,000,000	$500,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.210% due 11/02/20, collateralized by $105,534,988 various asset-backed convertible bonds, 0.309% to 6.000% due 02/21/23 to 09/25/46; (value—$53,563,803); proceeds: $50,000,875	50,000,000	50,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $87,268,350 various asset-backed convertible bonds, 0.500% to 10.750% due 12/02/20 to 12/31/99; (value—$86,097,097); proceeds: $80,001,733	80,000,000	80,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $70,082,200 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$83,640,105); proceeds: $82,000,478	82,000,000	82,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $6,258,536 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.000% due 09/01/34 to 01/01/43, $1,514,408 Federal National Mortgage Association obligation, 2.000% due 11/01/35 and $204,752,640 Government National Mortgage Association obligation, 3.000% due 02/20/50; (value—$204,000,000); proceeds: $200,020,000[4]	200,000,000	200,000,000
Repurchase agreement dated 04/28/20 with J.P. Morgan Securities LLC, OBFR + 0.23%, 0.310% due 11/06/20, collateralized by $81,364,501 various asset-backed convertible bonds, 2.150% to 10.000% due 08/15/21 to 12/31/99; (value—$81,000,000); proceeds: $75,124,000[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $76,289,000 various asset-backed convertible bonds, 1.000% to 5.500% due 03/01/21 to 12/15/35; (value—$82,500,039); proceeds: $75,054,667[4]	75,000,000	75,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.38%, 0.460% due 11/02/20, collateralized by $344,963,791 various asset-backed convertible bonds, zero coupon to 7.301% due 07/15/24 to 05/28/69; (value—$80,250,000); proceeds: $75,030,667[4]	75,000,000	75,000,000

41

Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $7,288,906 shares of various equity securities; (value—$251,450,069); proceeds: $235,590,894[4]	$235,000,000	$235,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., OBFR + 0.65%, 0.730% due 02/02/21, collateralized by $21,180,657 various asset-backed convertible bonds, 0.250% to 0.625% due 05/01/23 to 06/01/23; (value—$80,250,003); proceeds: $75,188,583[4]	75,000,000	75,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $602,763,373 Government National Mortgage Association obligation, 3.500% due 09/20/45; (value—$204,000,000); proceeds: $200,001,500	$200,000,000	$200,000,000
Total repurchase agreements (cost—$3,247,000,000)		3,247,000,000
Total investments (cost—$12,861,104,180 which approximates cost for federal income tax purposes)—100.0%		12,862,170,629

Other assets in excess of liabilities—0.00%†		1,275,353
Net assets—100.0%		$12,863,445,982

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 30, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$1,233,211,258	$—	$1,233,211,258
Commercial paper	—	6,652,969,401	—	6,652,969,401
Time deposits	—	1,118,000,000	—	1,118,000,000
U.S. Treasury obligations	—	610,989,970	—	610,989,970
Repurchase agreements	—	3,247,000,000	—	3,247,000,000
Total	$—	$12,862,170,629	$—	$12,862,170,629

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $ 961,112,085, represented 7.5% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

42

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—5.0%
Banking-non-U.S.—5.0%
Commonwealth Bank of Australia 0.200%, due 04/15/21	$1,500,000	$1,499,923
Cooperatieve Centrale 0.200%, due 03/18/21	1,000,000	1,000,092
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	300,000	300,010
Credit Industriel et Commercial
3 mo. USD LIBOR + 0.040%, 0.283%, due 11/10/20[1]	3,000,000	3,000,566
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 0.180%, due 01/14/21	2,500,000	2,500,127
MUFG Bank Ltd. 0.280%, due 01/29/21	1,000,000	1,000,348
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	1,250,000	1,250,048
0.200%, due 02/23/21	1,000,000	1,000,042
0.290%, due 01/06/21	650,000	650,174
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	1,000,000	999,989
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	1,000,000	1,000,034
0.250%, due 04/08/21	1,000,000	1,000,058
1 mo. USD LIBOR + 0.110%, 0.259%, due 11/25/20[1]	1,500,000	1,500,134
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	1,000,000	1,000,377
Total certificates of deposit (cost—$17,700,561)		17,701,922

Commercial paper[2]—50.9%
Asset backed-miscellaneous—21.2%
Albion Capital Corp. SA 0.098%, due 11/20/20	1,150,000	1,149,934
Atlantic Asset Securitization LLC 0.080%, due 11/02/20	1,500,000	1,499,990
0.080%, due 11/02/20	7,000,000	6,999,942
0.100%, due 01/28/21	1,500,000	1,499,625
0.146%, due 12/17/20	2,000,000	1,999,611
0.170%, due 02/16/21	1,000,000	999,485
0.223%, due 04/06/21	1,000,000	999,021
Barton Capital SA 0.120%, due 11/02/20	1,000,000	999,990
Chariot Funding LLC 0.111%, due 12/10/20	4,000,000	3,999,494
0.112%, due 12/11/20	600,000	599,922
CRC Funding LLC 0.159%, due 12/08/20	5,500,000	5,499,053
Fairway Finance Co. LLC 0.129%, due 11/13/20	1,000,000	999,950
0.193%, due 01/11/21	2,000,000	1,999,217
0.210%, due 02/05/21	1,000,000	999,428
0.210%, due 02/08/21	1,000,000	999,411
0.218%, due 03/24/21	1,000,000	999,122
0.222%, due 04/05/21	500,000	499,516
0.223%, due 04/06/21	500,000	499,511

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Gotham Funding Corp. 0.155%, due 12/02/20	$500,000	$499,929
Liberty Street Funding LLC 0.161%, due 01/07/21	1,000,000	999,691
LMA Americas LLC 0.036%, due 11/30/20	1,500,000	1,499,953
0.200%, due 12/10/20	1,000,000	999,772
0.207%, due 02/18/21	1,000,000	999,362
0.208%, due 02/22/21	1,000,000	999,336
0.228%, due 03/08/21	750,000	749,387
0.234%, due 02/26/21	3,000,000	2,997,917
Manhattan Asset Funding Co. LLC 0.159%, due 12/08/20	3,000,000	2,999,483
0.203%, due 01/26/21	5,000,000	4,997,580
Nieuw Amsterdam Receivables Corp. 0.175%, due 01/06/21	4,000,000	3,998,678
0.194%, due 02/10/21	1,550,000	1,549,140
Old Line Funding LLC 0.158%, due 02/22/21	1,000,000	999,495
0.170%, due 03/29/21	1,000,000	999,292
Starbird Funding Corp. 0.103%, due 11/02/20	2,000,000	1,999,983
0.158%, due 12/07/20	1,500,000	1,499,750
0.183%, due 01/11/21	1,000,000	999,629
Thunder Bay Funding LLC 0.098%, due 11/16/20	800,000	799,963
0.133%, due 02/04/21	1,500,000	1,499,462
0.169%, due 03/15/21	900,000	899,425
0.225%, due 04/12/21	1,000,000	998,975
0.227%, due 04/19/21	1,000,000	998,922
Versailles Commercial Paper LLC 0.176%, due 01/04/21	2,500,000	2,499,193
Victory Receivables Corp. 0.153%, due 12/02/20	1,000,000	999,860
0.160%, due 12/09/20	2,600,000	2,599,538

		74,325,937

Banking-non-U.S.—26.2%
ANZ New Zealand Int’l Ltd.
3 mo. USD LIBOR + 0.080%, 0.317%, due 01/15/21[1,3]	250,000	250,051
ASB Finance Ltd. 0.130%, due 02/17/21	1,000,000	999,603
0.203%, due 03/03/21	5,000,000	4,997,640
Bank of Nova Scotia
3 mo. USD LIBOR + 0.090%, 0.370%, due 11/16/20[1,3]	300,000	300,103
Banque et Caisse d Epargne de l Etat 0.093%, due 12/09/20	500,000	499,948
Barclays Bank PLC 0.154%, due 11/20/20	1,000,000	999,910
BNZ International Funding Ltd. 0.070%, due 11/05/20	3,000,000	2,999,965
0.091%, due 12/03/20	500,000	499,957
0.107%, due 01/08/21	600,000	599,875
0.111%, due 01/14/21	1,750,000	1,749,590

43

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(continued)
BPCE SA 0.125%, due 12/09/20	$2,000,000	$1,999,722
0.162%, due 01/15/21	2,000,000	1,999,307
Caisse des Depots et Consignations 0.103%, due 11/16/20	1,000,000	999,951
0.149%, due 12/10/20	500,000	499,915
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	1,000,000	1,000,376
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.050%, 0.266%, due 01/22/21[1,3]	300,000	300,047
Credit Industriel et Commercial 0.110%, due 11/24/20	400,000	399,969
0.298%, due 01/15/21	1,000,000	999,363
DBS Bank Ltd. 0.114%, due 12/11/20	1,000,000	999,867
0.124%, due 12/23/20	1,000,000	999,814
0.136%, due 01/04/21	1,000,000	999,751
0.147%, due 01/15/21	1,000,000	999,686
0.214%, due 05/19/21	1,000,000	998,805
Dexia Credit Local SA 0.113%, due 12/07/20	1,000,000	999,881
0.130%, due 04/14/21	1,000,000	999,400
0.146%, due 05/06/21	1,000,000	999,237
Erste Abwicklungsanstalt 0.133%, due 03/03/21	1,000,000	999,542
0.134%, due 03/01/21	1,000,000	999,546
0.168%, due 12/30/20	5,000,000	4,999,144
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	500,000	499,995
0.102%, due 11/06/20	2,500,000	2,499,956
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	500,000	499,944
0.147%, due 02/01/21	1,000,000	999,616
0.149%, due 01/14/21	500,000	499,843
0.151%, due 01/12/21	1,000,000	999,690
0.254%, due 04/28/21	1,500,000	1,498,275
Mizuho Bank Ltd. 0.090%, due 11/06/20	650,000	649,989
0.090%, due 11/09/20	600,000	599,985
0.175%, due 02/01/21	2,000,000	1,999,086
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	1,000,000	1,000,156
National Bank of Canada 0.124%, due 01/04/21	3,625,000	3,624,176
NRW Bank 0.126%, due 11/27/20	1,000,000	999,902
0.131%, due 11/30/20	3,000,000	2,999,662
0.133%, due 12/03/20	2,000,000	1,999,749
0.208%, due 03/03/21	3,000,000	2,998,057
Oversea-Chinese Banking Corp. Ltd. 0.090%, due 11/06/20	1,500,000	1,499,974
0.203%, due 02/19/21	3,000,000	2,998,367

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-U.S.—(concluded)
Skandinaviska Enskilda Banken AB 0.100%, due 11/12/20	$3,000,000	$2,999,892
0.111%, due 12/10/20	1,000,000	999,874
0.193%, due 02/16/21	3,000,000	2,998,247
0.222%, due 05/21/21	1,000,000	998,748
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	1,000,000	999,538
0.211%, due 03/16/21	2,000,000	1,998,394
Sumitomo Mitsui Trust Bank Ltd. 0.100%, due 11/06/20	1,000,000	999,980
0.123%, due 12/09/20	1,000,000	999,863
0.141%, due 12/22/20	1,800,000	1,799,626
0.178%, due 01/19/21	1,000,000	999,599
0.194%, due 02/03/21	3,600,000	3,598,138
Svenska Handelsbanken 0.202%, due 05/19/21	1,000,000	998,872
0.214%, due 04/30/21	1,500,000	1,498,552
United Overseas Bank Ltd. 0.200%, due 05/28/21	1,000,000	998,833
0.267%, due 09/27/21	1,000,000	997,538
Westpac Banking Corp.
3 mo. USD LIBOR + 0.070%, 0.307%, due 01/15/21[1,3]	250,000	250,046
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	800,000	799,284
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	1,000,000	1,000,050

		91,891,461

Banking-U.S.—3.5%
ABN Amro Funding USA LLC 0.116%, due 11/16/20	1,000,000	999,945
0.116%, due 11/16/20	1,000,000	999,945
0.214%, due 01/04/21	1,000,000	999,608
0.223%, due 01/08/21	700,000	699,696
Bedford Row Funding Corp. 0.174%, due 04/09/21	1,300,000	1,298,988
0.180%, due 04/27/21	1,000,000	999,105
3 mo. USD LIBOR + 0.050%, 0.275%, due 09/20/21[1,3]	1,000,000	1,000,000
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	250,000	250,038
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	750,000	749,606
0.190%, due 06/08/21	1,000,000	998,834
0.203%, due 05/18/21	1,000,000	998,872
3 mo. USD LIBOR + 0.120%, 0.350%, due 01/08/21[1,3]	2,000,000	2,000,330
ING U.S. Funding LLC 0.180%, due 11/06/20	500,000	499,983

		12,494,950
Total commercial paper (cost—$178,697,482)		178,712,348

44

ESG Prime Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Time deposit—2.3%
Banking-non-U.S.—2.3%
Mizuho Bank Ltd. 0.080%, due 11/02/20 (cost—$8,000,000)	$8,000,000	$8,000,000

U.S. Treasury obligations—5.7%
U.S. Treasury Bills 0.062%, due 11/03/20[2]	3,000,000	2,999,995
0.063%, due 11/10/20[2]	2,000,000	1,999,972
0.074%, due 11/12/20[2]	3,000,000	2,999,940
0.073%, due 11/17/20[2]	2,000,000	1,999,940
0.084%, due 11/24/20[2]	10,000,000	9,999,496
Total U.S. Treasury obligations (cost—$19,999,377)		19,999,343

Repurchase agreements—35.9%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $127,152,200 U.S. Treasury Note, 0.250% due 06/15/23; (value—$127,500,062); proceeds: $125,000,729	125,000,000	125,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, OBFR + 0.01%, 0.410% due 12/04/20, collateralized by $1,102,186 asset-backed convertible bond, 2.250% due 06/15/23; (value—$1,100,001); proceeds: $1,000,073[4]	$1,000,000	$1,000,000
Total repurchase agreements (cost—$126,000,000)		126,000,000
Total investments (cost—$350,397,420 which approximates cost for federal income tax purposes)—99.8%		350,413,613

Other assets in excess of liabilities—0.2%		623,648
Net assets—100.0%		$351,037,261

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$17,701,922	$—	$17,701,922
Commercial paper	—	178,712,348	—	178,712,348
Time deposit	—	8,000,000	—	8,000,000
U.S. Treasury obligations	—	19,999,343	—	19,999,343
Repurchase agreements	—	126,000,000	—	126,000,000
Total	$—	$350,413,613	$—	$350,413,613

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,351,197, represented 2.2% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

45

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. government agency obligations—40.1%
Federal Farm Credit Bank 0.100%, due 02/22/21[1]	$25,000,000	$24,992,222
0.100%, due 10/08/21	67,500,000	67,483,230
0.120%, due 03/16/21[1]	39,000,000	38,982,580
0.120%, due 05/20/21[1]	125,000,000	124,917,083
0.130%, due 05/06/21[1]	25,000,000	24,983,299
0.150%, due 12/23/20[1]	34,000,000	33,992,775
0.150%, due 04/27/21[1]	25,000,000	24,981,667
0.150%, due 05/26/21	55,000,000	54,997,840
0.180%, due 04/01/21[1]	25,000,000	24,981,250
0.180%, due 07/13/21	53,000,000	53,000,000
SOFR + 0.110%, 0.200%, due 11/01/20[2]	78,000,000	78,000,000
0.200%, due 11/06/20[1]	97,000,000	96,997,844
0.200%, due 04/19/21[1]	75,000,000	74,930,000
SOFR + 0.160%, 0.250%, due 11/01/20[2]	35,000,000	35,000,000
Federal Home Loan Bank 0.090%, due 12/04/20[1]	61,000,000	60,995,120
0.100%, due 12/02/20[1]	116,000,000	115,990,333
0.100%, due 01/26/21	118,000,000	117,999,346
0.105%, due 12/18/20[1]	94,000,000	93,987,388
1 mo. USD LIBOR – 0.050%, 0.106%, due 11/27/20[2]	49,000,000	49,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/09/20[2]	96,000,000	96,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/17/20[2]	66,000,000	66,000,000
1 mo. USD LIBOR – 0.040%, 0.107%, due 11/18/20[2]	90,000,000	90,000,000
0.108%, due 11/13/20[1]	76,000,000	75,997,492
0.113%, due 02/26/21[1]	38,000,000	37,986,225
0.115%, due 12/09/20[1]	53,000,000	52,993,736
1 mo. USD LIBOR – 0.030%, 0.117%, due 11/12/20[2]	47,000,000	47,000,000
0.120%, due 01/11/21	69,000,000	69,000,398
0.120%, due 03/05/21[1]	60,000,000	59,975,400
0.120%, due 03/12/21[1]	76,000,000	75,967,067
SOFR + 0.050%, 0.140%, due 11/02/20[2]	100,000,000	100,000,000
0.140%, due 11/19/20[1]	37,000,000	36,997,554
0.140%, due 11/30/20[1]	50,000,000	49,994,555
SOFR + 0.055%, 0.145%, due 11/02/20[2]	100,000,000	100,000,000
0.150%, due 04/27/21	50,000,000	49,998,260
0.160%, due 02/16/21	37,000,000	36,999,598
0.160%, due 04/05/21	50,000,000	49,997,359
SOFR + 0.090%, 0.180%, due 11/02/20[2]	46,000,000	46,000,000
0.185%, due 05/26/21[1]	75,000,000	74,920,990
0.185%, due 06/24/21[1]	52,000,000	51,937,470
0.190%, due 01/11/21[1]	100,000,000	99,963,055
0.200%, due 01/19/21	44,500,000	44,500,124
0.200%, due 04/29/21[1]	71,000,000	70,929,789
0.210%, due 04/23/21[1]	75,000,000	74,924,750
SOFR + 0.140%, 0.230%, due 11/02/20[2]	114,000,000	114,000,000

	Face Amount	Value
U.S. government agency obligations—(concluded)
SOFR + 0.150%, 0.240%, due 11/02/20[2]	$116,000,000	$116,000,000
0.240%, due 01/06/21[1]	53,000,000	52,977,033
SOFR + 0.160%, 0.250%, due 11/02/20[2]	114,000,000	114,000,000
0.280%, due 11/24/20[1]	72,000,000	71,987,680
SOFR + 0.230%, 0.320%, due 11/02/20[2]	335,000,000	335,000,000
SOFR + 0.240%, 0.330%, due 11/02/20[2]	188,000,000	188,008,128
0.340%, due 11/16/20[1]	113,000,000	112,985,059
0.350%, due 12/29/20[1]	200,000,000	199,889,167
Federal Home Loan Mortgage Corp.
SOFR + 0.095%, 0.185%, due 11/01/20[2]	67,000,000	67,000,000
SOFR + 0.100%, 0.190%, due 11/01/20[2]	181,000,000	181,000,000
SOFR + 0.190%, 0.280%, due 11/01/20[2]	115,000,000	115,000,000
Federal National Mortgage Association
SOFR + 0.130%, 0.220%, due 11/01/20[2]	90,000,000	90,002,731
SOFR + 0.180%, 0.270%, due 11/01/20[2]	115,000,000	115,000,000
2.750%, due 06/22/21	51,775,000	52,627,083
Total U.S. government agency obligations (cost—$4,679,772,680)		4,679,772,680

U.S. Treasury obligations—24.5%
U.S. Cash Management Bill
0.102%, due 02/09/21[1]	86,000,000	85,976,232
0.105%, due 01/05/21[1]	92,000,000	91,983,154
0.107%, due 04/06/21[1]	91,000,000	90,959,126
0.112%, due 02/02/21[1]	110,000,000	109,969,078
0.113%, due 02/02/21[1]	108,000,000	107,969,364
0.113%, due 03/30/21[1]	88,000,000	87,959,662
0.119%, due 03/23/21[1]	89,000,000	88,959,216
0.120%, due 01/19/21[1]	95,000,000	94,975,712
U.S. Treasury Bills
0.099%, due 01/28/21[1]	91,000,000	90,978,558
0.102%, due 11/17/20[1]	91,000,000	90,996,189
0.102%, due 02/25/21[1]	91,000,000	90,970,785
0.102%, due 12/15/20[1]	91,000,000	90,989,022
0.107%, due 02/04/21[1]	150,000,000	149,958,679
0.109%, due 04/22/21[1]	91,000,000	90,953,749
0.110%, due 12/03/20[1]	50,000,000	49,995,350
0.112%, due 12/24/20[1]	111,000,000	110,982,363
0.117%, due 03/25/21[1]	81,000,000	80,962,999
0.121%, due 02/18/21[1]	94,000,000	93,966,442
0.122%, due 02/11/21[1]	94,000,000	93,968,353
0.122%, due 07/15/21[1]	100,000,000	99,914,646
0.128%, due 01/21/21[1]	93,000,000	92,973,857
0.132%, due 01/28/21[1]	66,000,000	65,979,265
0.134%, due 12/29/20[1]	94,000,000	93,980,279
0.153%, due 11/05/20[1]	78,000,000	77,999,022
0.158%, due 11/03/20[1]	93,000,000	92,999,598
0.164%, due 11/27/20[1]	115,000,000	114,987,062

46

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—(concluded)
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	$70,000,000	$70,011,606
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	143,000,000	142,953,998
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	97,000,000	97,058,278
1.750%, due 11/15/20	44,000,000	44,003,516
2.000%, due 11/30/20	39,000,000	39,046,986
2.000%, due 01/15/21	39,000,000	39,126,465
Total U.S. Treasury obligations (cost—$2,864,508,611)		2,864,508,611

Repurchase agreements—35.3%
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.090% due 11/02/20, collateralized by $145,790,681 Federal Home Loan Mortgage Corp. obligations, 2.131% to 5.000% due 03/01/49 to 09/01/50 and $215,088,788 Federal National Mortgage Association obligations, 2.000% to 2.716% due 04/01/47 to 10/01/50; (value—$346,800,001); proceeds: $340,002,550	340,000,000	340,000,000
Repurchase agreement dated 10/30/20 with Toronto-Dominion Bank, 0.090% due 11/02/20, collateralized by $192,234,664 Federal Home Loan Mortgage Corp. obligations, 0.448% to 4.000% due 05/15/30 to 07/25/50, $545,128,017 Federal National Mortgage Association obligations, 0.449% to 9.000% due 12/01/20 to 09/01/50 and $39,590,956 Government National Mortgage Association obligations, 2.000% to 3.500% due 07/16/40 to 08/20/49; (value—$306,000,001); proceeds: $300,002,250	300,000,000	300,000,000
Repurchase agreement dated 01/10/20 with MUFG Securities Americas Inc., SOFR + 0.09%, 0.170% due 12/04/20, collateralized by $132,909,462 Federal Home Loan Mortgage Corp. obligations, 1.000% to 4.000% due 02/15/37 to 10/25/50, $257,942,804 Federal National Mortgage Association obligations, 2.250% to 4.500% due 08/01/33 to 07/01/50 and $51,293,157 Government National Mortgage Association obligations, 2.500% to 4.000% due 03/20/41 to 03/20/49; (value—$306,000,000); proceeds: $300,466,083[3]	300,000,000	300,000,000

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.080% due 11/02/20, collateralized by $81,966,672 Federal Home Loan Mortgage Corp. obligations, 2.332% to 4.000% due 12/01/35 to 05/01/49, $147,772,362 Federal National Mortgage Association obligations, 1.500% to 5.000% due 10/01/30 to 09/25/59 and $26,142,988 Government National Mortgage Association obligations, 3.000% to 3.500% due 05/20/39 to 11/20/48; (value—$76,500,000); proceeds: $75,000,500	$75,000,000	$75,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $1,717,866,400 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$2,050,200,007); proceeds: $2,010,011,725	2,010,000,000	2,010,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.090% due 11/02/20, collateralized by $759,083,171 Federal Home Loan Mortgage Corp. obligations, zero coupon to 7.500% due 05/01/25 to 11/01/50, $2,316,017,776 Federal National Mortgage Association obligations, zero coupon to 6.500% due 04/01/23 to 11/01/50 and $791,235 Government National Mortgage Association obligation, 5.500% due 07/20/34; (value—$714,000,000); proceeds: $700,005,250	700,000,000	700,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 01/28/21, collateralized by $1,334,055,758 Federal Home Loan Mortgage Corp. obligations, 0.080% to 17.167% due 01/25/23 to 07/15/49 and $439,882,516 Federal National Mortgage Association obligations, 3.000% to 6.500% due 02/25/33 to 11/25/50; (value—$103,000,000); proceeds: $100,099,167[3]	100,000,000	100,000,000

47

Government Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.100% due 11/06/20, collateralized by $672,647,565 Federal Home Loan Mortgage Corp. obligations, 1.500% to 8.000% due 09/01/23 to 10/01/50, $69,157,702 Federal National Mortgage Association obligations, 2.053% to 6.500% due 04/01/25 to 03/01/46 and $20,215,021 Government National Mortgage Association obligations, 2.500% to 3.500% due 01/20/49 to 10/15/57; (value—$306,000,000); proceeds: $300,030,000[3]	$300,000,000	$300,000,000
Total repurchase agreements (cost—$4,125,000,000)		4,125,000,000
Total investments (cost—$11,669,281,291 which approximates cost for federal income tax purposes)—99.9%		11,669,281,291

Other assets in excess of liabilities—0.1%		16,672,301
Net assets—100.0%		$11,685,953,592

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. government agency obligations	$—	$4,679,772,680	$—	$4,679,772,680
U.S. Treasury obligations	—	2,864,508,611	—	2,864,508,611
Repurchase agreements	—	4,125,000,000	—	4,125,000,000
Total	$—	$11,669,281,291	$—	$11,669,281,291

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

48

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
U.S. Treasury obligations—70.4%
U.S. Cash Management Bill 0.091%, due 01/05/21[1]	$228,000,000	$227,958,251
0.094%, due 02/23/21[1]	322,000,000	321,900,949
0.096%, due 03/23/21[1]	228,000,000	227,895,519
0.101%, due 02/09/21[1]	492,000,000	491,865,852
0.101%, due 03/02/21[1]	277,000,000	276,907,667
0.101%, due 04/06/21[1]	221,000,000	220,900,734
0.102%, due 01/12/21[1]	577,000,000	576,885,476
0.106%, due 03/30/21[1]	223,000,000	222,897,779
0.111%, due 01/26/21[1]	645,000,000	644,835,096
0.112%, due 02/02/21[1]	517,000,000	516,854,004
0.115%, due 01/19/21[1]	526,000,000	525,872,669
U.S. Treasury Bills 0.083%, due 11/24/20[1]	298,000,000	297,983,974
0.083%, due 11/27/20[1]	265,000,000	264,970,188
0.086%, due 12/03/20[1]	100,000,000	99,990,700
0.086%, due 01/07/21[1]	300,000,000	299,921,900
0.088%, due 12/08/20[1]	275,000,000	274,962,050
0.088%, due 12/17/20[1]	323,000,000	322,955,587
0.091%, due 12/29/20[1]	236,000,000	235,950,489
0.095%, due 02/11/21[1]	236,000,000	235,920,546
0.098%, due 02/04/21[1]	322,000,000	321,902,049
0.103%, due 04/22/21[1]	229,000,000	228,883,611
0.106%, due 12/24/20[1]	564,000,000	563,916,021
0.106%, due 07/15/21[1]	300,000,000	299,743,938
0.111%, due 03/25/21[1]	1,028,000,000	1,027,563,215
0.114%, due 02/25/21[1]	571,000,000	570,794,882
0.115%, due 02/18/21[1]	579,000,000	578,805,372
0.121%, due 01/28/21[1]	391,000,000	390,894,518
0.121%, due 01/14/21[1]	644,000,000	643,849,823
0.130%, due 12/15/20[1]	529,000,000	528,917,728
0.131%, due 12/22/20[1]	622,000,000	621,888,507
0.133%, due 01/21/21[1]	561,000,000	560,836,196
0.135%, due 11/17/20[1]	782,000,000	781,960,168
0.135%, due 11/05/20[1]	495,000,000	494,995,379
0.146%, due 11/12/20[1]	575,000,000	574,977,049
0.168%, due 11/03/20[1]	549,000,000	548,997,460
U.S. Treasury Notes
3 mo.Treasury money market yield + 0.055%, 0.155%, due 11/03/20[2]	250,000,000	249,995,582
3 mo.Treasury money market yield + 0.114%, 0.214%, due 11/03/20[2]	1,030,000,000	1,030,330,731
3 mo.Treasury money market yield + 0.115%, 0.215%, due 11/01/20[2]	735,000,000	734,896,246
3 mo.Treasury money market yield + 0.139%, 0.239%, due 11/01/20[2]	500,000,000	499,951,453
3 mo.Treasury money market yield + 0.154%, 0.254%, due 11/01/20[2]	250,000,000	249,893,986
3 mo.Treasury money market yield + 0.220%, 0.320%, due 11/01/20[2]	605,000,000	605,208,608

	Face Amount	Value
U.S. Treasury obligations—(concluded)
3 mo.Treasury money market yield + 0.300%, 0.400%, due 11/01/20[2]	$486,784,000	$487,005,158
1.750%, due 11/15/20	88,000,000	88,007,031
2.000%, due 11/30/20	89,000,000	89,107,225
2.000%, due 01/15/21	89,000,000	89,288,599
2.250%, due 03/31/21	30,000,000	30,262,924
2.375%, due 04/15/21	150,000,000	151,530,917
2.500%, due 12/31/20	150,000,000	150,599,724
2.500%, due 01/31/21	199,000,000	200,176,499
2.625%, due 11/15/20	150,000,000	150,136,393
2.625%, due 07/15/21	100,000,000	101,750,708
Total U.S. Treasury obligations (cost—$19,934,497,130)		19,934,497,130

Repurchase agreements—27.3%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $1,000,000 U.S. Treasury Bonds Principal STRIP, zero coupon due 05/15/43, $1,290,500 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/48 to 02/15/49, $926,464,200 U.S. Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/26 to 02/15/49 and $1,093,277,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 07/15/30; (value—$2,652,000,089); proceeds: $2,600,013,000	2,600,000,000	2,600,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.070% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/25/21, $100,200 U.S. Treasury Bonds, 2.750% to 8.000% due 11/15/21 to 11/15/42, $198,192,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 11/15/46, $219,206,444 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/25 to 08/15/48 and $76,614,500 U.S. Treasury Notes, 0.125% to 2.000% due 07/31/21 to 11/15/26; (value—$408,000,043); proceeds: $400,002,333	400,000,000	400,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp., 0.070% due 11/02/20, collateralized by $465,789,700 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21; (value—$555,900,067); proceeds: $545,003,179	545,000,000	545,000,000

49

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/28/20 with Goldman Sachs & Co., 0.060% due 11/04/20, collateralized by $63,715,500 U.S. Treasury Bills, zero coupon due 03/25/21 to 04/22/21, $71,270,100 U.S. Treasury Bond, 3.000% due 11/15/45 and $42,864,400 U.S. Treasury Note, 2.000% due 02/15/25; (value—$204,000,015); proceeds: $200,002,333	$200,000,000	$200,000,000
Repurchase agreement dated 10/30/20 with J.P. Morgan Securities LLC, 0.070% due 11/02/20, collateralized by $1,612,021,400 U.S. Treasury Notes, 0.250% to 2.375% due 03/15/21 to 06/15/23; (value—$1,632,000,095); proceeds: $1,600,009,333	1,600,000,000	1,600,000,000
Repurchase agreement dated 10/30/20 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.070% due 11/02/20, collateralized by $186,888,400 U.S. Treasury Note, 2.000% due 11/15/26; (value—$205,224,102); proceeds: $201,201,174	201,200,000	201,200,000
Repurchase agreement dated 10/30/20 with Mizuho Securities USA LLC, 0.070% due 11/02/20, collateralized by $255,001,300 U.S. Treasury Bills, zero coupon due 11/03/20 to 11/05/20; (value—$255,000,013); proceeds: $250,001,458	250,000,000	250,000,000
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $62,179,500 U.S. Treasury Bonds, 2.500% to 3.375% due 05/15/46 to 02/15/49, $186,402,000 U.S. Treasury Bonds Principal STRIPs, zero coupon due 08/15/39 to 02/15/43, $40,262,100 U.S. Treasury Inflation Index Bonds, 1.000% to 1.750% due 01/15/28 to 02/15/46, $81,656,200 U.S. Treasury Inflation Index Notes 0.125% to 0.750% due 07/15/22 to 07/15/28 and $126,602,700 U.S. Treasury Notes, 0.125% to 3.125% due 11/30/20 to 02/15/29; (value—$510,000,024); proceeds: $500,002,500	500,000,000	500,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/30/20 with MUFG Securities Americas Inc., 0.060% due 11/02/20, collateralized by $200 U.S. Treasury Bill, zero coupon due 03/04/21, $270,840,600 U.S. Treasury Bonds, 1.375% to 4.375% due 02/15/38 to 08/15/50, $613,796,200 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 01/15/21 to 01/15/29 and $176,365,400 U.S. Treasury Notes, 0.125% to 2.625% due 11/15/20 to 08/15/30; (value—$1,224,000,000); proceeds: $1,200,006,000	$1,200,000,000	$1,200,000,000
Repurchase agreement dated 10/30/20 with Nomura Securities International, Inc., 0.070% due 11/02/20, collateralized by $448,600 U.S. Treasury Bill, zero coupon due 01/21/21 and $261,836,057 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/26 to 08/15/50; (value—$255,000,011); proceeds: $250,001,458	250,000,000	250,000,000
Total repurchase agreements (cost—$7,746,200,000)		7,746,200,000
Total investments (cost—$27,680,697,130 which approximates cost for federal income tax purposes)—97.7%		27,680,697,130

Other assets in excess of liabilities—2.3%		643,696,208
Net assets—100.0%		$28,324,393,338

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

50

Treasury Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
U.S. Treasury obligations	$—	$19,934,497,130	$—	$19,934,497,130
Repurchase agreements	—	7,746,200,000	—	7,746,200,000
Total	$—	$27,680,697,130	$—	$27,680,697,130

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

51

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Certificates of deposit—10.3%
Banking-non-U.S.—9.9%
Cooperatieve Centrale 0.200%, due 03/18/21	$35,000,000	$35,000,000
Cooperatieve Rabobank UA
1 mo. USD LIBOR + 0.070%, 0.216%, due 11/16/20[1]	9,700,000	9,700,000
MUFG Bank Ltd. 0.280%, due 01/29/21	37,000,000	37,000,000
0.290%, due 01/26/21	35,000,000	35,000,000
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.120%, 0.369%, due 11/06/20[1]	35,000,000	35,000,000
Norinchukin Bank 0.090%, due 11/03/20	25,000,000	25,000,000
0.120%, due 11/05/20	70,000,000	70,000,000
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/08/21	13,750,000	13,750,000
0.200%, due 02/23/21	24,000,000	24,000,000
0.290%, due 01/06/21	26,000,000	26,000,000
Skandinaviska Enskilda Banken AB 0.200%, due 03/09/21	37,000,000	37,000,000
1 mo. USD LIBOR + 0.080%, 0.225%, due 11/12/20[1]	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. 0.240%, due 04/01/21	37,000,000	37,000,000
0.250%, due 04/08/21	31,000,000	31,000,000
1 mo. USD LIBOR + 0.200%, 0.345%, due 11/13/20[1]	40,000,000	40,000,000
0.380%, due 11/20/20	40,000,000	40,000,000
Sumitomo Mitsui Trust Bank Ltd. 0.430%, due 11/12/20	40,000,000	40,000,000
0.450%, due 11/09/20	40,000,000	40,000,000
Toronto-Dominion Bank Ltd.
3 mo. USD LIBOR + 0.100%, 0.395%, due 11/20/20[1]	35,000,000	35,000,000
Westpac Banking Corp.
3 mo. USD LIBOR + 0.150%, 0.398%, due 12/07/20[1]	22,000,000	22,000,000

		644,450,000

Banking-U.S.—0.4%
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.050%, 0.299%, due 11/06/20[1]	25,000,000	25,000,000
Total certificates of deposit (cost—$669,450,000)		669,450,000

Commercial paper[2]—54.3%
Asset backed-miscellaneous—20.7%
Atlantic Asset Securitization LLC 0.102%, due 11/02/20	25,000,000	25,000,000
0.140%, due 02/08/21	31,000,000	30,980,591
0.146%, due 12/17/20	48,000,000	47,980,200
0.211%, due 03/03/21	15,000,000	14,989,412
CAFCO LLC 0.111%, due 12/03/20	32,000,000	31,995,316

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Chariot Funding LLC 0.089%, due 11/13/20	$30,000,000	$29,996,792
0.104%, due 11/20/20	56,000,000	55,990,760
0.111%, due 12/10/20	3,000,000	2,999,493
0.112%, due 12/11/20	39,400,000	39,385,914
0.150%, due 02/04/21	35,000,000	34,977,153
Charta LLC 0.170%, due 01/05/21	10,000,000	9,997,156
Fairway Finance Co. LLC 0.129%, due 11/13/20	15,340,000	15,338,594
0.210%, due 02/05/21	24,000,000	23,984,167
0.210%, due 02/08/21	20,920,000	20,906,332
0.222%, due 04/05/21	14,000,000	13,988,022
0.223%, due 04/06/21	15,500,000	15,486,653
Gotham Funding Corp. 0.155%, due 12/02/20	29,000,000	28,991,542
0.170%, due 12/11/20	25,000,000	24,994,583
Liberty Street Funding LLC 0.120%, due 11/06/20	47,000,000	46,998,747
0.154%, due 12/03/20	22,000,000	21,996,969
0.161%, due 01/07/21	17,000,000	16,994,702
LMA Americas LLC 0.056%, due 11/23/20	15,000,000	14,996,937
0.111%, due 11/16/20	10,000,000	9,998,522
0.177%, due 01/05/21	20,000,000	19,987,556
0.178%, due 01/06/21	25,000,000	24,991,875
0.179%, due 01/07/21	5,000,000	4,998,075
0.179%, due 01/07/21	45,100,000	45,071,061
0.183%, due 01/11/21	35,000,000	34,988,431
0.186%, due 01/14/21	10,000,000	9,996,350
0.228%, due 03/08/21	9,250,000	9,243,201
0.282%, due 04/07/21	21,000,000	20,979,980
Manhattan Asset Funding Co. LLC 0.077%, due 11/17/20	50,831,000	50,826,976
Nieuw Amsterdam Receivables Corp. 0.166%, due 12/10/20	10,000,000	9,998,100
0.179%, due 01/12/21	32,000,000	31,988,009
0.184%, due 01/19/21	20,000,000	19,991,333
0.194%, due 02/10/21	1,000,000	999,472
Old Line Funding LLC 0.145%, due 12/14/20	15,000,000	14,993,875
0.150%, due 01/25/21[3]	35,000,000	34,972,233
0.151%, due 02/01/21	17,000,000	16,984,960
0.159%, due 02/23/21	16,000,000	15,987,444
0.168%, due 03/22/21	20,000,000	19,974,333
0.170%, due 03/29/21	14,000,000	13,982,850
0.170%, due 03/30/21	40,000,000	39,950,667
1 mo. USD LIBOR + 0.090%, 0.237%, due 11/09/20[1,3]	33,000,000	33,000,000
Starbird Funding Corp. 0.081%, due 11/02/20	75,000,000	75,000,000
0.183%, due 01/11/21	19,000,000	18,994,089
0.184%, due 01/12/21	15,000,000	14,995,267
Thunder Bay Funding LLC 0.098%, due 11/16/20	15,300,000	15,298,155
0.169%, due 03/15/21	34,100,000	34,054,647

52

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
0.225%, due 04/12/21	$22,000,000	$21,978,354
0.227%, due 04/19/21	35,000,000	34,962,433
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.130%, 0.270%, due 11/03/20[1,3]	20,000,000	20,000,000
1 mo. USD LIBOR + 0.180%, 0.327%, due 11/09/20[1,3]	15,000,000	15,000,000
Victory Receivables Corp. 0.161%, due 12/10/20	50,000,000	49,989,444

		1,353,147,727

Banking-non-U.S.—27.7%
Barclays Bank PLC 0.146%, due 11/02/20	31,000,000	31,000,000
0.154%, due 11/20/20	23,000,000	22,997,355
BNZ International Funding Ltd. 0.070%, due 11/09/20	21,500,000	21,499,206
0.091%, due 12/03/20	25,000,000	24,993,542
0.107%, due 01/08/21	26,400,000	26,384,769
Caisse des Depots et Consignations 0.175%, due 01/25/21	45,000,000	44,965,350
0.190%, due 03/01/21	35,000,000	34,978,018
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.050%, 0.303%, due 11/06/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.070%, 0.321%, due 11/02/20[1,3]	38,000,000	38,000,000
3 mo. USD LIBOR + 0.140%, 0.389%, due 11/04/20[1,3]	30,000,000	30,000,000
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	12,000,000	12,000,000
Credit Agricole Corporate & Investment Bank 0.090%, due 11/02/20	10,000,000	10,000,000
Credit Industriel et Commercial 0.056%, due 11/05/20	95,000,000	94,999,367
0.110%, due 11/24/20	40,000,000	39,991,933
DBS Bank Ltd. 0.090%, due 11/02/20	18,600,000	18,600,000
0.124%, due 12/23/20	44,000,000	43,981,300
0.136%, due 01/04/21	69,000,000	68,978,265
0.143%, due 01/11/21	8,950,000	8,944,083
0.147%, due 01/15/21	40,000,000	39,984,378
0.162%, due 02/01/21	25,000,000	24,987,361
Dexia Credit Local SA 0.113%, due 12/07/20	40,000,000	39,988,333
0.130%, due 04/14/21	27,000,000	26,973,105
0.136%, due 03/22/21	21,000,000	20,983,667
0.144%, due 02/22/21	35,000,000	34,975,500
0.146%, due 05/06/21	27,000,000	26,970,862
Erste Abwicklungsanstalt 0.087%, due 11/03/20	27,000,000	26,999,809
0.133%, due 03/03/21	37,000,000	36,968,910
0.134%, due 03/01/21	34,000,000	33,977,522
Federation des Caisses Desjardins du Quebec 0.090%, due 11/03/20	29,500,000	29,499,939

	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-U.S.—(concluded)
0.090%, due 11/05/20	$100,000,000	$99,999,333
Mitsubishi UFJ Trust & Banking Corp. 0.131%, due 11/30/20	25,000,000	24,995,333
0.147%, due 02/01/21	36,000,000	35,971,790
0.149%, due 01/14/21	14,500,000	14,493,531
Mizuho Bank Ltd. 0.090%, due 11/06/20	26,000,000	25,999,119
0.090%, due 11/09/20	26,400,000	26,398,434
0.175%, due 02/01/21	49,000,000	48,972,751
National Australia Bank Ltd.
1 mo. USD LIBOR + 0.110%, 0.255%, due 11/30/20[1,3]	37,000,000	37,000,000
3 mo. USD LIBOR + 0.000%, 0.280%, due 11/14/20[1,3]	33,000,000	33,000,000
3 mo. USD LIBOR + 0.120%, 0.371%, due 12/04/20[1,3]	10,000,000	10,000,000
National Bank of Canada 0.124%, due 01/04/21	30,235,000	30,226,005
Nederlandse Waterschapsbank N.V. 0.137%, due 02/12/21	38,000,000	37,977,390
Nordea Bank Abp 0.099%, due 11/05/20	75,000,000	74,999,469
NRW Bank 0.135%, due 12/07/20	20,000,000	19,996,500
Oversea-Chinese Banking Corp. Ltd.
3 mo. USD LIBOR + 0.040%, 0.289%, due 11/05/20[1,3]	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp. 0.175%, due 02/02/21	22,500,000	22,488,213
Sumitomo Mitsui Trust Bank Ltd. 0.106%, due 11/20/20	45,000,000	44,991,000
0.141%, due 12/22/20	38,000,000	37,987,861
0.142%, due 12/23/20	35,000,000	34,982,150
Toronto-Dominion Bank Ltd. 0.090%, due 11/03/20	20,000,000	19,999,944
United Overseas Bank Ltd. 0.267%, due 09/27/21	31,000,000	30,920,674
Westpac Banking Corp.
3 mo. USD LIBOR + 0.040%, 0.291%, due 11/02/20[1,3]	40,000,000	40,000,000
Westpac Securities NZ Ltd. 0.244%, due 03/11/21	49,000,000	48,959,616
3 mo. USD LIBOR + 0.010%, 0.259%, due 11/05/20[1,3]	27,000,000	27,000,000

		1,803,981,687

Banking-U.S.—5.9%
ABN Amro Funding USA LLC 0.164%, due 11/09/20	50,000,000	49,997,181
0.214%, due 01/04/21	47,000,000	46,974,502
0.223%, due 01/08/21	30,000,000	29,982,692
Bedford Row Funding Corp. 0.180%, due 04/27/21	49,000,000	48,935,320
3 mo. USD LIBOR + 0.060%, 0.311%, due 11/02/20[1,3]	16,750,000	16,750,000

53

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-U.S.—(concluded)
Collateralized Commercial Paper FLEX Co. LLC 0.180%, due 02/12/21	$30,000,000	$29,961,750
0.180%, due 02/12/21	49,250,000	49,183,020
0.190%, due 06/08/21	4,000,000	3,993,460
0.202%, due 07/09/21	15,000,000	14,974,062
0.203%, due 05/18/21	29,000,000	28,955,566
0.227%, due 04/19/21	30,000,000	29,969,200
Collateralized Commercial Paper V Co. LLC 0.160%, due 02/02/21	35,000,000	34,971,378

		384,648,131
Total commercial paper (cost—$3,541,777,545)		3,541,777,545

Time deposits—8.8%
Banking-non-U.S.—8.8%
ABN AMRO Bank N.V. 0.070%, due 11/02/20	130,000,000	130,000,000
Credit Agricole Corporate & Investment Bank 0.080%, due 11/02/20	71,000,000	71,000,000
Mizuho Bank Ltd. 0.080%, due 11/02/20	150,000,000	150,000,000
Natixis 0.070%, due 11/02/20	220,000,000	220,000,000
Total time deposits (cost—$571,000,000)		571,000,000

U.S. government agency obligations—0.8%
Federal Home Loan Bank SOFR + 0.230%, 0.320%, due 11/02/20[1] (cost—$50,000,000)	50,000,000	50,000,000

U.S. Treasury obligations—4.7%
U.S. Treasury Bills 0.061%, due 11/03/20[2]	72,000,000	71,999,839
0.063%, due 11/10/20[2]	75,000,000	74,998,417
0.072%, due 11/17/20[2]	67,000,000	66,997,487
0.073%, due 11/12/20[2]	95,000,000	94,997,757
Total U.S. Treasury obligations (cost—$308,993,500)		308,993,500

Repurchase agreements—21.1%
Repurchase agreement dated 10/30/20 with Barclays Capital, Inc., 0.060% due 11/02/20, collateralized by $706,201,200 U.S. Treasury Inflation Index Notes, 0.125% due 04/15/21 to 10/15/25 and $51,529,200 U.S. Treasury Notes, 0.145% to 0.400% due 10/31/20 to 04/30/22; (value—$816,000,013); proceeds: $800,004,000	800,000,000	800,000,000
Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.260% due 11/02/20, collateralized by $21,102,306 various asset-backed convertible bonds, 0.439% to 10.750% due 01/30/23 to 01/28/70; (value—$16,247,849); proceeds: $15,000,325	15,000,000	15,000,000

	Face Amount	Value
Repurchase agreements—(continued)

Repurchase agreement dated 10/30/20 with BNP Paribas SA, 0.080% due 11/02/20, collateralized by $526,000 Federal Farm Credit Bank obligations, 3.540% to 3.980% due 01/25/38 to 04/05/38, $630,000 Federal Home Loan Bank obligations, 3.370% to 4.100% due 02/12/30 to 10/24/33, $1,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 07/15/32, $23,225,000 Federal National Mortgage Association obligations, zero coupon to 2.625% due 01/11/22 to 08/25/25, $100 U.S. Treasury Bill, zero coupon due 03/25/21, $6,738,300 U.S. Treasury Bonds, 2.500% to 8.125% due 05/15/21 to 05/15/46, $9,243,400 U.S. Treasury Bonds Principal STRIPs, zero coupon due 02/15/36 to 02/15/44, $28,842,109 U.S. Treasury Bonds STRIPs, zero coupon due 11/15/32 to 08/15/47, $2,969,000 U.S. Treasury Inflation Index Bond, 2.125% due 02/15/40 and $30,783,100 U.S. Treasury Notes, 2.000% to 2.375% due 05/15/22 to 11/15/26; (value—$102,000,007); proceeds: $100,000,667

	$100,000,000	$100,000,000
Repurchase agreement dated 10/30/20 with Fixed Income Clearing Corp, 0.070% due 11/02/20, collateralized by $4,273,300 U.S. Treasury Inflation Index Note, 1.125% due 01/15/21 (value—$5,100,001); proceeds: $5,000,029	5,000,000	5,000,000
Repurchase agreement dated 10/30/20 with Goldman Sachs & Co., 0.080% due 11/02/20, collateralized by $71,322,800 U.S. Treasury Bills, zero coupon due 11/17/20 to 04/22/21, $1,698,600 U.S. Treasury Bonds, 3.000% to 5.375% due 02/15/31 to 05/15/48, $34,905,100 U.S. Treasury Bonds Principal STRIPs, zero coupon due 11/15/27 to 11/15/40, $35,917,974 U.S. Treasury Bonds STRIPs, zero coupon due 02/15/31 to 08/15/47, $9,600 U.S. Treasury Inflation Index Note, 0.125% due 04/15/25 and $12,500 U.S. Treasury Notes, 0.125% to 2.875% due 10/31/20 to 05/15/28; (value—$135,660,000); proceeds: $133,000,887	133,000,000	133,000,000
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%, 0.410% due 12/04/20, collateralized by $34,558,543 various asset-backed convertible bonds, zero coupon to 3.250% due 09/15/22 to 10/15/37; (value—$38,500,000); proceeds: $35,025,511[4]	35,000,000	35,000,000

54

Prime CNAV Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/01/20 with J.P. Morgan Securities LLC, SOFR + 0.01%,0.100% due 11/06/20, collateralized by $206,951,341 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 04/01/29 to 10/01/50; (value—$204,000,00); proceeds: $200,020,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 4,270,000 Convertible Bonds; (value—$26,750,904); proceeds: $25,062,861[4]	25,000,000	25,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/20 with Merrill Lynch Pierce Fenner & Smith, Inc., SOFR + 0.65%, 0.730% due 02/02/21, collateralized by 12,633,033 Convertible Bonds; (value—$69,550,798); proceeds: $65,163,439[4]	$65,000,000	$65,000,000
Total repurchase agreements (cost—$1,378,000,000)		1,378,000,000
Total investments (cost—$6,519,221,045 which approximates cost for federal income tax purposes)—100.0%		6,519,221,045

Other assets in excess of liabilities—0.00%		918,194
Net assets—100.0%		$6,520,139,239

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Certificates of deposit	$—	$669,450,000	$—	$669,450,000
Commercial paper	—	3,541,777,545	—	3,541,777,545
Time deposits	—	571,000,000	—	571,000,000
U.S. government agency obligations	—	50,000,000	—	50,000,000
U.S. Treasury obligations	—	308,993,500	—	308,993,500
Repurchase agreements	—	1,378,000,000	—	1,378,000,000
Total	$—	$6,519,221,045	$—	$6,519,221,045

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $408,722,233, represented 6.4% of the Fund’s net assets at period end.

[4]

Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2020 and changes periodically. The maturity date reflects the earliest put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2020.

See accompanying notes to financial statements.

55

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—88.0%
Alaska—1.8%
Alaska International Airports Revenue Refunding (System), Series A, 0.150%, VRD	$7,345,000	$7,345,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.110%, VRD	800,000	800,000
Series C, 0.110%, VRD	11,750,000	11,750,000

		19,895,000

California—10.5%
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.100%, VRD	1,695,000	1,695,000
City of Riverside, Electric Revenue Refunding, Series A, 0.110%, VRD	5,365,000	5,365,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7) 0.070%, VRD	11,194,000	11,194,000
Irvine Ranch California Water District Various Improvement Dists Consolidated, Series A, 0.070%, VRD	16,500,000	16,500,000
San Mateo County Transportation Authority Revenue Bonds, Subordinated, Series A, 0.130%, VRD	5,000,000	5,000,000
Southern California Public Power Authority, Magnolia Power Project Revenue Refunding, Series A-20, 0.070%, VRD	24,125,000	24,125,000
State of California Kindergarten, GO Bonds Series A1, 0.080%, VRD	10,530,000	10,530,000
Series A2, 0.080%, VRD	1,000,000	1,000,000
Series B2, 0.080%, VRD	2,950,000	2,950,000
Series B3, 0.090%, VRD	2,000,000	2,000,000
State of California, GO Bonds, Series A-3, 0.090%, VRD	7,200,000	7,200,000
Series B, Subseries B-5, 0.090%, VRD	15,980,000	15,980,000
Series B-1, 0.080%, VRD	14,685,000	14,685,000

		118,224,000

	Face Amount	Value
Municipal bonds—(continued)
Colorado—0.3%
Colorado Health Facilities Authority Childrens Hospital Revenue Refunding 0.110%, VRD	$2,000,000	$2,000,000
University of Colorado Revenue Refunding, Series B-1, 0.100%, VRD	2,000,000	2,000,000

		4,000,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.070%, VRD	1,300,000	1,300,000

District of Columbia—1.0%
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.130%, VRD	11,000,000	11,000,000

Florida—0.7%
Hillsborough County Industrial Development Authority Revenue (Baycare Health System), Series C, 0.110%, VRD	400,000	400,000
Miami Dade County Florida School District Revenue Refunding 2.000%, due 02/25/21	3,000,000	3,017,127
3.000%, due 02/25/21	5,000,000	5,044,028

		8,461,155

Georgia—0.6%
Cobb County School District, GO Bonds 2.000%, due 12/16/20	7,000,000	7,009,048

Illinois—13.7%
Illinois Development Finance Authority Revenue (Chicago Symphony Project) 0.140%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project) 0.160%, VRD	19,700,000	19,700,000
Illinois Finance Authority Revenue (Elmhurst Memorial Healthcare), Series D, 0.140%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project) 0.140%, VRD	9,640,000	9,640,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.110%, VRD	710,000	710,000
Series C, 0.090%, VRD	6,600,000	6,600,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project) 0.130%, VRD	6,900,000	6,900,000
0.130%, VRD	8,450,000	8,450,000

56

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E-1, 0.130%, VRD	$20,530,000	$20,530,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.130%, VRD	16,734,000	16,734,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 0.130%, VRD	8,300,000	8,300,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.130%, VRD	34,600,000	34,600,000

		154,664,000

Indiana—4.8%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-5, 0.130%, VRD	24,920,000	24,920,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.120%, VRD	28,900,000	28,900,000

		53,820,000

Maryland—0.1%
Montgomery County Consolidated Public (Improvement Bond), GO Bonds, Series E, 0.110%, VRD	1,200,000	1,200,000

Massachusetts—1.0%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.100%, VRD	5,725,000	5,725,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior Lien), Series A-1, 0.100%, VRD	5,255,000	5,255,000

		10,980,000

Michigan—1.7%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project) 0.110%, VRD	18,700,000	18,700,000

	Face Amount	Value
Municipal bonds—(continued)
Mississippi—4.7%
BMississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds, Series B, 0.110%, VRD	$1,900,000	$1,900,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.110%, VRD	400,000	400,000
Series A, 0.110%, VRD	5,025,000	5,025,000
Series B, 0.110%, VRD	1,700,000	1,700,000
Series B, 0.110%, VRD	6,355,000	6,355,000
Series C, 0.110%, VRD	1,475,000	1,475,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series C, 0.110%, VRD	2,700,000	2,700,000
Series D, 0.110%, VRD	550,000	550,000
Series E, 0.110%, VRD	700,000	700,000
Series E, 0.110%, VRD	2,400,000	2,400,000
Series G, 0.110%, VRD	1,700,000	1,700,000
Series G, 0.110%, VRD	4,885,000	4,885,000
Series H, 0.110%, VRD	1,425,000	1,425,000
Series I, 0.110%, VRD	2,900,000	2,900,000
Series K, 0.110%, VRD	3,005,000	3,005,000
Series L, 0.110%, VRD	9,925,000	9,925,000
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds, Series F, 0.110%, VRD	2,500,000	2,500,000
Mississippi Development Bank Jackson County Industrial Water System Revenue Bonds 0.110%, VRD	700,000	700,000

		52,945,000

Missouri—1.9%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 0.150%, VRD	10,000,000	10,000,000
Series C-5, 0.100%, VRD	4,275,000	4,275,000

57

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 0.110%, VRD	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.110%, VRD	1,000,000	1,000,000
Series B, 0.110%, VRD	500,000	500,000
Series C, 0.110%, VRD	400,000	400,000
Series C, 0.110%, VRD	3,500,000	3,500,000
Series D, 0.110%, VRD	500,000	500,000

		21,175,000

Nebraska—0.3%
Lancaster County Hospital Authority No.1 Revenue Refunding (Bryan Medical Center), Series B-1, 0.110%, VRD	3,300,000	3,300,000

New York—20.7%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.130%, VRD	2,830,000	2,830,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 0.100%, VRD	3,120,000	3,120,000
Subseries B-1, 0.110%, VRD	11,250,000	11,250,000
Subseries E-1, 0.120%, VRD	1,000,000	1,000,000
Subseries E-4, 0.150%, VRD	4,000,000	4,000,000
Subseries G-1G, 0.100%, VRD	1,565,000	1,565,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 0.100%, VRD	600,000	600,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.120%, VRD	2,400,000	2,400,000
Series BB-5, 0.130%, VRD	820,000	820,000

	Face Amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution) 0.110%, VRD	$800,000	$800,000
New York City Transitional Finance Authority Future Tax Secured Revenue 0.110%, VRD	630,000	630,000
0.120%, VRD	30,765,000	30,765,000
Series C, 0.150%, VRD	21,190,000	21,190,000
Subseries C-6, 0.140%, VRD	3,000,000	3,000,000
New York City, GO Bonds, Subseries B-3, 0.110%, VRD	8,300,000	8,300,000
Subseries D-4, 0.100%, VRD	24,770,000	24,770,000
New York State Dormitory Authority, Series B, 5.000%, due 03/31/21	5,000,000	5,090,729
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.120%, VRD	56,745,000	56,745,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.120%, VRD	4,035,000	4,035,000
Triborough Bridge & Tunnel Authority Revenue (General) Subseries B-2, 0.090%, VRD	8,775,000	8,775,000
Series 2005B-4C, 0.120%, VRD	24,900,000	24,900,000
Series A, 0.110%, VRD	5,000,000	5,000,000
Series F, 0.090%, VRD	7,745,000	7,745,000
Subseries B-3, 0.130%, VRD	4,975,000	4,975,000

		234,305,729

North Carolina—0.3%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare) (AGM Insured), Series E, 0.100%, VRD	3,200,000	3,200,000

Ohio—3.1%
Akron Bath Copley Joint Township Hospital District Revenue (Summa Health Obligated Group), Series A-R, 0.110%, VRD	9,900,000	9,900,000

58

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(continued)
Ohio—(concluded)
Series B-R, 0.110%, VRD	$920,000	$920,000
Montgomery County Revenue (Premier Health Partners Obligation), Series C, 0.110%, VRD	1,750,000	1,750,000
Ohio (Common Schools), GO Bonds, Series D, 0.120%, VRD	12,665,000	12,665,000
Ohio Hospital Facility Revenue (Cleveland Clinic Health System), Series D-1, 0.100%, VRD	3,170,000	3,170,000
Series D-1, 0.110%, VRD	6,700,000	6,700,000

		35,105,000

Oregon—1.3%
Oregon State Facilities Authority Peacehealth Revenue Refunding, Series A, 0.110%, VRD	14,300,000	14,300,000

Pennsylvania—5.5%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), Series C, 0.090%, VRD	11,175,000	11,175,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson) 0.120%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship) 0.120%, VRD	14,045,000	14,045,000
Pennsylvania Turnpike Commission, Series A, 0.100%, VRD	5,500,000	5,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.100%, VRD	2,600,000	2,600,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.120%, VRD	19,770,000	19,770,000

		62,690,000

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology) 0.170%, VRD	900,000	900,000

	Face Amount	Value
Municipal bonds—(continued)
South Carolina—1.0%
Charleston County School District, GO Bonds, Series A, 5.000%, due 11/16/20	$3,240,000	$3,245,283
Richland County South Carolina (Transportation Sales), GO Bonds 3.000%, due 02/25/21	8,000,000	8,051,535

		11,296,818

Tennessee—1.3%
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool) 0.160%, VRD	4,300,000	4,300,000
0.160%, VRD	9,900,000	9,900,000

		14,200,000

Texas—7.9%
Austin Water & Wastewater Systems Revenue Refunding 0.130%, VRD	10,100,000	10,100,000
Harris County Cultural Education Facilities Finance Corp. Methodist Hospital Revenue Refunding 0.100%, VRD	35,750,000	35,750,000
Harris County Hospital District Revenue Refunding (Senior Lien) 0.140%, VRD	1,760,000	1,760,000
Houston Utility System Revenue Refunding (First Lien), Series B-4, 0.120%, VRD	17,500,000	17,500,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) 0.110%, VRD	1,065,000	1,065,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), Series A, 0.110%, VRD	400,000	400,000
State of Texas, Transitional Revenue Bonds 4.000%, due 08/26/21	20,000,000	20,610,426
University of Texas University Revenue Refunding (Financing System), Series B, 0.100%, VRD	2,000,000	2,000,000

		89,185,426

Utah—0.6%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.110%, VRD	7,295,000	7,295,000

59

Tax-Free Master Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face Amount	Value
Municipal bonds—(concluded)
Virginia—1.2%
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series D, 0.150%, VRD	$14,055,000	$14,055,000

Washington—0.8%
Port of Tacoma WA Revenue, Series B, 0.120%, VRD	9,400,000	9,400,000

Wisconsin—1.0%
Public Finance Authority Hospital Revenue (Wakemed), Series B, 0.110%, VRD	7,900,000	7,900,000
Wisconsin Health & Educational Facilities Authority Revenue 0.110%, VRD	3,015,000	3,015,000

		10,915,000
Total municipal bonds (cost—$993,521,176)		993,521,176

Tax-exempt commercial paper—11.9%
California—1.3%
California State University 0.150%, due 11/04/20	15,000,000	15,000,000

Illinois—1.4%
Illinois Educational Facilities Authority Revenue 0.160%, due 11/03/20	10,000,000	10,000,000
0.170%, due 12/02/20	6,561,000	6,561,000

		16,561,000

Maryland—0.5%
Montgomery County 0.190%, due 01/07/21	5,500,000	5,500,000

	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Minnesota—0.9%
Rochester Minnesota Health Care Facilities Revenue 0.210%, due 01/06/21	$10,000,000	$10,000,000

Ohio—1.8%
Ohio State Higher Education 0.140%, due 12/03/20	5,000,000	5,000,000
0.140%, due 12/10/20	10,000,000	10,000,000
0.140%, due 12/10/20	5,000,000	5,000,000

		20,000,000

South Carolina—0.3%
South Carolina Public Service 0.200%, due 12/09/20	3,700,000	3,700,000

Texas—5.7%
Harris County Cultural Educational Facilities 0.130%, due 11/03/20	20,000,000	20,000,000
Lower Colorado River Authority 0.200%, due 01/06/21	17,659,000	17,659,000
University of Texas 0.150%, due 12/04/20	1,350,000	1,350,000
0.160%, due 12/15/20	25,000,000	25,000,000

		64,009,000
Total tax-exempt commercial paper (cost—$134,770,000)		134,770,000
Total investments (cost—$1,128,291,176 which approximates cost for federal income tax purposes)—99.9%		1,128,291,176

Other assets in excess of liabilities—0.1%		692,728
Net assets—100.0%		$1,128,983,904

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds	$—	$993,521,176	$—	$993,521,176
Tax-exempt commercial paper	—	134,770,000	—	134,770,000
Total	$—	$1,128,291,176	$—	$1,128,291,176

At October 31, 2020, there were no transfers in or out of Level 3.

60

Glossary of terms used in the Portfolio of investments (unaudited)

Portfolio acronyms:

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2020 and reset periodically.

See accompanying notes to financial statements.

61

Master Trust

Statement of assets and liabilities

October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at cost
Investments	$9,614,104,180	$224,397,420	$7,544,281,291	$19,934,497,130	$5,141,221,045	$1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—

Investments, at value
Investments	9,615,170,629	224,413,613	7,544,281,291	19,934,497,130	5,141,221,045	1,128,291,176
Repurchase agreements	3,247,000,000	126,000,000	4,125,000,000	7,746,200,000	1,378,000,000	—
Cash	588,699	27,643,344	3,753,707	3,509,825	719,737	6,217,491
Receivable for investments sold	—	—	102,000,000	849,000,000	—	—
Receivable for interest	1,828,511	9,681	2,925,736	14,706,678	805,155	706,820
Receivable from affiliate	—	9,966	—	—	—	—
Total assets	12,864,587,839	378,076,604	11,777,960,734	28,547,913,633	6,520,745,937	1,135,215,487

Liabilities:
Payable for investments purchased	—	27,039,343	90,959,125	220,900,734	—	6,130,374
Payable to affiliate	1,141,857	—	1,048,017	2,619,561	606,698	101,209
Total liabilities	1,141,857	27,039,343	92,007,142	223,520,295	606,698	6,231,583
Net assets, at value	$12,863,445,982	$351,037,261	$11,685,953,592	$28,324,393,338	$6,520,139,239	$1,128,983,904

See accompanying notes to financial statements.

62

Master Trust

Statement of operations

For the six months ended October 31, 2020 (unaudited)

	Prime Master Fund	ESG Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$28,632,777	$244,858	$17,143,702	$44,739,513	$14,212,419	$1,393,425
Expenses:
Investment advisory and administration fees	8,028,516	92,045	7,179,128	17,436,503	3,888,502	863,216
Trustees’ fees and expenses	35,171	7,313	31,062	70,070	19,931	9,820
Total expenses	8,063,687	99,358	7,210,190	17,506,573	3,908,433	873,036
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	(99,358)	—	—	—	(20,230)
Net expenses	8,063,687	—	7,210,190	17,506,573	3,908,433	852,806
Net investment income (loss)	20,569,090	244,858	9,933,512	27,232,940	10,303,986	540,619
Net realized gain (loss)	(1,168)	1,042	147,945	(2)	—	—
Net change in unrealized appreciation (depreciation)	(2,797,762)	(30,989)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	$17,770,160	$214,911	$10,081,457	$27,232,938	$10,303,986	$540,619

See accompanying notes to financial statements.

63

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$20,569,090	$353,385,726
Net realized gain (loss)	(1,168)	112,142
Net change in unrealized appreciation (depreciation)	(2,797,762)	3,093,263
Net increase (decrease) in net assets resulting from operations	17,770,160	356,591,131
Net increase (decrease) in net assets from beneficial interest transactions	(3,675,078,056)	385,003,117
Net increase (decrease) in net assets	(3,657,307,896)	741,594,248
Net assets:

Beginning of period	16,520,753,878	15,779,159,630
End of period	$12,863,445,982	$16,520,753,878

	ESG Prime Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
From operations:

Net investment income (loss)	$244,858	$134,921
Net realized gain (loss)	1,042	—
Net change in unrealized appreciation (depreciation)	(30,989)	47,182
Net increase (decrease) in net assets resulting from operations	214,911	182,103
Net increase (decrease) in net assets from beneficial interest transactions	277,210,650	73,429,597
Net increase (decrease) in net assets	277,425,561	73,611,700
Net assets:

Beginning of period	73,611,700	—
End of period	$351,037,261	$73,611,700

[1]	Commencement of operations.

See accompanying notes to financial statements.

64

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$9,933,512	$240,863,481
Net realized gain (loss)	147,945	481,629
Net increase (decrease) in net assets resulting from operations	10,081,457	241,345,110
Net increase (decrease) in net assets from beneficial interest transactions	(6,086,803,235)	3,242,842,988
Net increase (decrease) in net assets	(6,076,721,778)	3,484,188,098
Net assets:

Beginning of period	17,762,675,370	14,278,487,272
End of period	$11,685,953,592	$17,762,675,370

	Treasury Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$27,232,940	$320,151,196
Net realized gain (loss)	(2)	19,268
Net increase (decrease) in net assets resulting from operations	27,232,938	320,170,464
Net increase (decrease) in net assets from beneficial interest transactions	(6,506,560,373)	17,260,860,340
Net increase (decrease) in net assets	(6,479,327,435)	17,581,030,804
Net assets:

Beginning of period	34,803,720,773	17,222,689,969
End of period	$28,324,393,338	$34,803,720,773

	Prime CNAV Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$10,303,986	$119,652,912
Net realized gain (loss)	—	73,339
Net increase (decrease) in net assets resulting from operations	10,303,986	119,726,251
Net increase (decrease) in net assets from beneficial interest transactions	(985,395,637)	2,493,874,372
Net increase (decrease) in net assets	(975,091,651)	2,613,600,623
Net assets:

Beginning of period	7,495,230,890	4,881,630,267
End of period	$6,520,139,239	$7,495,230,890

See accompanying notes to financial statements.

65

Master Trust

Statement of changes in net assets

	Tax-Free Master Fund
	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$540,619	$27,659,945
Net increase (decrease) in net assets resulting from operations	540,619	27,659,945
Net increase (decrease) in net assets from beneficial interest transactions	(1,445,139,381)	269,819,731
Net increase (decrease) in net assets	(1,444,598,762)	297,479,676
Net assets:

Beginning of period	2,573,582,666	2,276,102,990
End of period	$1,128,983,904	$2,573,582,666

See accompanying notes to financial statements.

66

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.08%	0.09%	0.10%
Net investment income (loss)	0.26%[1]	1.90%	2.32%	1.41%	0.52%	0.26%
Supplemental data:
Total investment return[2]	0.12%	1.92%	2.31%	1.38%	0.64%	0.26%
Net assets, end of period (000’s)	$12,863,446	$16,520,754	$15,779,160	$7,775,651	$3,161,118	$17,197,266

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

67

ESG Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	For the period from January 15, 2020[1] to April 30, 2020
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.00%[2]	0.00%[2]
Net investment income (loss)	0.25%[2]	1.24%[2]
Supplemental data:
Total investment return[3]	0.14%	0.47%
Net assets, end of period (000’s)	$351,037	$73,612

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

68

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,			For the period from June 24, 2016[1] to April 30, 2017
		2020	2019	2018
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.08%[2]
Net investment income (loss)	0.14%[2]	1.75%	2.07%	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	0.07%	1.74%	2.10%	1.08%	0.35%
Net assets, end of period (000’s)	$11,685,954	$17,762,675	$14,278,487	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

69

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income (loss)	0.16%[1]	1.56%	2.07%	1.08%	0.39%	0.08%
Supplemental data:
Total investment return[2]	0.08%	1.70%	2.10%	1.08%	0.38%	0.09%
Net assets, end of period (000’s)	$28,324,393	$34,803,721	$17,222,690	$18,029,945	$18,194,995	$11,883,911

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

70

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,				For the period from January 19, 2016[1] to April 30, 2016
		2020	2019	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.00%[2,3]
Net investment income (loss)	0.26%[2]	1.83%	2.29%	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	0.13%	1.90%	2.27%	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$6,520,139	$7,495,231	$4,881,630	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

71

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2020 (unaudited)	Years ended April 30,
		2020	2019	2018	2017	2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.04%
Net investment income (loss)	0.06%[1]	1.19%	1.35%	0.93%	0.50%	0.03%
Supplemental data:
Total investment return[2]	0.03%	1.23%	1.38%	0.91%	0.46%	0.03%
Net assets, end of period (000’s)	$1,128,984	$2,573,583	$2,276,103	$3,327,962	$2,317,734	$1,377,088

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

72

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with six series.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016 and ESG Prime Master Fund commenced operations on January 15, 2020.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Valuation of investments

Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset values of Prime Master Fund and ESG Prime Master Fund are calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund and Tax-Free Master Fund operate as “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”)

73

Master Trust

Notes to financial statements (unaudited)

determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, ESG Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, ESG Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity

74

Master Trust

Notes to financial statements (unaudited)

fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund, retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2020, the Board of Prime Master Fund, ESG Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, ESG Prime Master Fund, Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

75

Master Trust

Notes to financial statements (unaudited)

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Master Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2020, each Master Fund owed to or was owed by UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to/(owed by) UBS AM
Prime Master Fund	$1,141,857
ESG Prime Master Fund	(9,966)
Government Master Fund	1,048,017
Treasury Master Fund	2,619,561
Prime CNAV Master Fund	606,698
Tax-Free Master Fund	101,209

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs.

76

Master Trust

Notes to financial statements (unaudited)

Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets.

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2020, UBS AM voluntarily waived the below amount, which is not subject to future recoupment:

Fund	Amount waived by UBS AM
Tax-Free Master Fund	$20,230

UBS AM will voluntarily waive its 0.10% management fee in order to voluntarily reduce ESG Prime Master Fund’s expenses by 0.10% until January 31, 2021. For the period ended October 31, 2020, UBS AM voluntarily waived $99,358 for the ESG Prime Master Fund, and such amount is not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
ESG Prime Master Fund	—
Government Master Fund	—
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	34,300,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$6,812,905,595	$27,421,906,839
Withdrawals	(10,487,983,651)	(27,036,903,722)
Net increase (decrease) in beneficial interest	$(3,675,078,056)	$385,003,117

77

Master Trust

Notes to financial statements (unaudited)

ESG Prime Master Fund

	For the six months ended October 31, 2020	For the period from January 15, 2020[1] to April 30, 2020
Contributions	$477,229,278	$120,503,658
Withdrawals	(200,018,628)	(47,074,061)
Net increase (decrease) in beneficial interest	$277,210,650	$73,429,597

[1]	Commencement of operations.

Government Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$17,198,374,454	$46,835,779,003
Withdrawals	(23,285,177,689)	(43,592,936,015)
Net increase (decrease) in beneficial interest	$(6,086,803,235)	$3,242,842,988

Treasury Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$25,256,966,804	$57,434,681,322
Withdrawals	(31,763,527,177)	(40,173,820,982)
Net increase (decrease) in beneficial interest	$(6,506,560,373)	$17,260,860,340

Prime CNAV Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$3,551,404,224	$8,693,256,696
Withdrawals	(4,536,799,861)	(6,199,382,324)
Net increase (decrease) in beneficial interest	$(985,395,637)	$2,493,874,372

Tax-Free Master Fund

	For the six months ended October 31, 2020	For the year ended April 30, 2020
Contributions	$224,029,482	$3,125,085,366
Withdrawals	(1,669,168,863)	(2,855,265,635)
Net increase (decrease) in beneficial interest	$(1,445,139,381)	$269,819,731

78

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$1,127,173
Gross unrealized depreciation	(60,724)
Net unrealized appreciation	$1,066,449

ESG Prime Master Fund

Gross unrealized appreciation	$17,262
Gross unrealized depreciation	(1,069)
Net unrealized appreciation	$16,193

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2020, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2020, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2020, and since inception for the Government Master Fund, the Prime CNAV Master Fund and ESG Prime Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

79

Master Trust

General information (unaudited)

Monthly portfolio holdings disclosure

The Master Funds file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Master Funds’ reports on Form N-MFP are available on the SEC’s Web site at http://www.sec.gov. The Master Funds make portfolio holdings information available to interest holders (and investors in the related feeder funds) on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. A more limited portfolio holdings report for Prime Master Fund, ESG Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address. Investors also may find additional information about the Master Funds at the above referenced UBS Website internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

80

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (“Government Master”), Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Government Master, Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Master Funds. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Master Funds and the Feeder Funds and had previously met with and received information regarding the persons primarily responsible for their day-to-day management. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

81

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Select Prime Preferred Feeder Fund, Prime Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Select Government Preferred Feeder Fund, Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund through August 31, 2021. The board also noted that management would pass through to the benefit of the Select Prime Investor Feeder Fund, Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund and Select Government Investor Feeder Fund certain waivers from financial intermediaries. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s total expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Tax-Free Investor Feeder Fund, Select Treasury Investor Feeder Fund, Select Government Investor Feeder Fund, RMA Government Money Market Feeder Fund and Prime Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund, and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Government Institutional Feeder Fund’s Actual Management Fees and RMA Government Money Market Feeder Fund’s total expenses, the Government Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

82

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Select Government Institutional Feeder Fund’s Actual Management Fee was above the Expense Group median by less than 1 basis point (i.e., 0.01%), the Select Government Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the Expense Group median. Management explained that the Select Government Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Management noted that while the RMA Government Money Market Feeder Fund’s total expenses were above the Expense Group median, the RMA Government Money Market Feeder Fund’s Contractual Management Fee and Actual Management Fee was below or at the Expense Group median. Management explained that the RMA Government Money Market Feeder Fund’s higher relative total expenses were primarily due to the Expense Group classification. Management noted that the RMA Government Money Market Feeder Fund, unlike most of its Expense Group, was designed to be offered and utilized as a sweep fund for brokerage accounts. As a result, the RMA Government Money Market Feeder Fund was likely to have a higher fee structure and a greater number of shareholders—resulting in higher transfer agency fees—compared to the non-sweep peers in the Expense Group that were likely to have a lower fee structure and fewer shareholders. Finally, Management noted that in comparison to a supplemental expense group of similar sweep money market funds identified by UBS AM, the RMA Government Money Market Feeder Fund’s overall expenses were below the median by slightly less than 5 basis points (i.e., 0.05%).

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s Actual Management Fee, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Prime Preferred Feeder Fund’s and Prime Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that while the Prime Reserves Feeder Fund’s Actual Management Fee was above the Expense Group median by approximately 4 basis points (i.e., 0.04%), the Prime Reserves Feeder Fund’s Contractual Management Fee and total expenses each were below the applicable Expense Group median. Management explained that the Prime Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses and Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that the Select Prime Institutional Feeder Fund’s Actual Management Fee and total expenses were above the applicable Expense Group median by 3 basis points (i.e., 0.03%) or less, while Select Prime Institutional Feeder Fund’s Contractual Management Fee was below the applicable Expense Group median. Management explained that the Expense Group includes peer funds that target large institutional investors and have higher minimum investment thresholds than the Select Prime Institutional Feeder Fund, resulting in lower relative expense ratios.

83

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above the applicable Expense Group median by less than 2 basis points (i.e., 0.02%), while the Select Prime Investor Feeder Fund’s Contractual Management Fee and Actual Management Fee each were at or below the applicable Expense Group median. Management explained that only two peer funds in the Expense Group reported lower assets than Select Prime Investor Feeder Fund; as a result, management expects slightly higher overall expenses resulted from less asset scale.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s Actual Management Fee, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Select Treasury Preferred Feeder Fund’s and Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Select Treasury Institutional Feeder Fund’s Actual Management Fee was above the applicable Expense Group median by less than 1 basis point (i.e., 0.01%), while the Select Treasury Institutional Feeder Fund’s Contractual Management Fee and total expenses were at or below the applicable Expense Group median. Management explained that the Select Treasury Institutional Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Tax-Free Reserves Feeder Fund’s Actual Management Fee, the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and total expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account (with the Tax-Free Preferred Feeder Fund’s and Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group).

Management noted that the Tax-Free Reserves Feeder Fund’s Actual Management Fees were above the applicable Expense Group median by approximately 4 basis points (i.e., 0.04%), while the Contractual Management Fee and total expenses were below median. Management explained that the Tax-Free Reserves Feeder Fund has a “unitary” fee structure, unlike many of the Expense Group peers, which can be reflected in the Broadridge materials as a higher Actual Management Fee.

In light of the foregoing, the board determined that the management fees for each of Government Master, Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year (or shorter) periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2020 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2020. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each

84

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Government Master

Select Government Institutional Feeder Fund, Select Government Preferred Feeder Fund, Select Government Investor Feeder Fund and RMA Government Money Market Feeder Fund

The comparative Broadridge information showed that the performance of the RMA Government Money Market Feeder Fund and the Select Government Preferred Feeder Fund, which each commenced operations in June 2016, the Select Government Institutional Feeder Fund, which commenced operations in July 2016, and the Select Government Investor Feeder Fund, which commenced operations in August 2016, was above its corresponding Performance Universe median for the one- and three-year periods and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund, which each commenced operations in January 2016, was at or above its corresponding Performance Universe median for the one- and three-year periods and since inception.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Select Prime Investor Feeder Fund was below its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Select Prime Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Money Market category in late 2016 due to the introduction of floating net asset value (i.e., “FNAV”) pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or constant net asset value (i.e., “CNAV”) pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Select Prime Investor Feeder Fund was now compared to all other non-government CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Select Prime Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Select Prime Investor Feeder Fund’s performance was below the Performance Group median by 4 basis points (i.e., 0.04%), 5 basis points (i.e., 0.05%), 4 basis points (i.e., 0.04%), 2 basis points (i.e., 0.02%) and 2 basis points (i.e., 0.02%), respectively, for the one-, three-, five- and ten-year periods and since inception.

85

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund and Select Treasury Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund and the Select Treasury Investor Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund was above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods and since inception, and the performance of the Tax-Free Investor Feeder Fund was below the Performance Universe median for the one-, three-, five- and ten-year periods and since inception. Management explained that the Tax-Free Investor Feeder Fund’s relative underperformance was largely attributed to material changes in the composition of the Broadridge Retail Tax-Exempt Money Market category in late 2016 due to the introduction of FNAV pricing across all non-government institutional money market funds. Management noted that non-government money market funds previously were separated into “institutional” and “retail” categories based largely on the minimum initial investment requirement applicable to all underlying investors (i.e., higher minimum investments and lower total expense ratios for institutional money market funds relative to other money market funds). Management stated that, following regulatory changes, non-government money market funds are now separated into “institutional” and “retail” categories based on whether the fund uses FNAV pricing or CNAV pricing, respectively, which is linked to regulatory restrictions applicable to shareholder characteristics (i.e., “retail” funds being limited to beneficial owners who are natural persons). Management explained that the performance of the Tax-Free Investor Feeder Fund was now compared to all other tax-exempt CNAV funds, including funds with higher investment minimums and/or lower expense ratios, which may lead to a wider differential between best- and worst-performing funds in the category and result in less favorable performance rankings of the Tax-Free Investor Feeder Fund since expenses can materially impact net yields. Finally, Management noted that in comparison to a “Performance Group” of the same funds comprising the Expense Group, the Tax-Free Investor Feeder Fund was the best performing fund of the Performance Group for the one-, three-, five- and ten-year periods and since inception.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s

86

Master Trust

Board approval of management contract

(Government Master Fund, Prime CNAV Master Fund, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (unaudited)

non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

87

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1663

UBS Ultra Short Income Fund

Semiannual Report  |  October 31, 2020

UBS Ultra Short Income Fund

December 21, 2020

Dear Shareholder,

We present you with the semiannual report for UBS Ultra Short Income Fund (the “Fund”) for the six months ended October 31, 2020 (the “reporting period”).

Performance

For the six months ended October 31, 2020, Class A shares of UBS Ultra Short Income Fund returned 0.81%, while Class P shares returned 0.86% and Class I shares returned 0.87% (in each case after fee waivers/expense reimbursements). For comparison purposes, the ICE BofAML US 3 Month Treasury Bill Index1 (the “Index”) returned 0.07%. (Class I shares have lower expenses than other share classes of the Fund. Returns for all share classes over various time periods are shown on page 3; please note that the Fund’s returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of Fund shares, while index returns do not reflect the deduction of fees and expenses.)

An interview with the Portfolio Management Team

Q.	How would you describe the economic environment during the reporting period?
A.

The COVID-19 pandemic triggered a severe economic contraction, followed by a rebound in growth as the reporting period progressed. In the US, the US Commerce Department reported that gross domestic product (“GDP”) declined at a 5.0% seasonally adjusted annualized rate during the first quarter of 2020. Second quarter annualized GDP was then -31.4%—the steepest quarterly decline on record. According to the Commerce Department’s initial estimate, third quarter annualized GDP growth was 33.1%, the largest quarterly increase on record.

Q.	How did the Federal Reserve (“Fed”) react to the economic environment?
A.

The Fed maintained its highly accommodative monetary policy to support the economy and maintain the proper functioning of the financial markets. Throughout the reporting period, the Fed kept the federal funds rate in a range between 0.00% and 0.25%. In August 2020, the Fed updated its “Statement on Longer-Run Goals and Monetary Policy Strategy.” In short, the Fed’s new approach to setting US monetary policy will include letting inflation and employment run higher, which could mean interest rates remain low for longer than previously expected. Finally, at its meeting in September 2020, the Fed indicated that rates could stay anchored near zero through 2023.

Q.	What factors impacted the Fund’s performance during the reporting period?
A.

The Fund’s allocation to the credit-related sectors (i.e., corporate bonds, asset-backed securities and commercial paper) continued to be the main driver of performance versus the benchmark. Fixed and floating-rate corporate credit spreads and asset-backed security spreads narrowed during the reporting period and also provided good incremental yield relative to the benchmark in the low interest rate environment. (The yield spread or credit spread is the difference between the quoted rates of return on two different investments, usually of different credit qualities but similar maturities.)

UBS Ultra Short Income Fund

Investment Objective:

To provide current income while seeking to maintain low volatility of principal

Portfolio Managers:

Scott Dolan

David G. Rothweiler

Robert Sabatino

David J. Walczak

UBS Asset Management

(Americas) Inc.

Commencement:

Class A—May 29, 2018

Class P—May 29, 2018

Class I—May 29, 2018

Dividend payments:

Monthly

[1]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The index is unmanaged and does not include any expenses, fees or sales charges. It is not possible to invest directly in an index.

1

UBS Ultra Short Income Fund

Q.	How was the Fund’s portfolio positioned at the end of the reporting period?
A.	The Fund’s largest exposures were in corporate bonds, commercial paper and asset-backed securities. It also had a modest allocation to certificates of deposit.

Q.	What factors do you believe will affect the Fund over the coming months?
A.

While the COVID-19 pandemic severely impacted the global economy, there have been signs of improving growth. That said, a recent uptick in virus cases could be a headwind for the economy going forward. Against this backdrop, we expect the Fed to remain highly accommodative and inflation to remain generally well contained. In this environment, we anticipate continuing to manage the Fund focusing on risk and liquidity.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/am-us.

Sincerely,

Igor Lasun President UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Scott Dolan Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David G. Rothweiler Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Ultra Short Income Fund Managing Director UBS Asset Management (Americas) Inc.

David J. Walczak Portfolio Manager UBS Ultra Short Income Fund Executive Director UBS Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended October 31, 2020. The views and opinions in the letter were current as of December 21, 2020. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*

Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Website at www.ubs.com/am-us.

2

UBS Ultra Short Income Fund

Average annual total returns for periods ended 10/31/20 (unaudited)

	6 months	1 year	Inception[1]
Class A	0.81%	1.09%	1.91%
Class P	0.86%	1.19%	1.97%
Class I	0.87%	1.21%	1.99%
ICE BofAML US 3-Month Treasury Bill Index[2]	0.07%	0.90%	1.72%

The annualized gross and net expense ratios, respectively, for each class of shares as in the August 28, 2020 prospectuses were as follows: Class A—0.45% and 0.35%; Class P—0.36% and 0.25%; and Class I—0.35% and 0.23%. Net expenses reflect fee waivers and/or expense reimbursements, if any, pursuant to an agreement that is in effect to cap the expenses. The fund and UBS Asset Management (Americas) Inc. (“UBS AM”) have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fee and/or reimburse expenses so that the fund’s ordinary total operating expenses of each class through August 31, 2021 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A; 0.25% for Class P; and 0.23% for Class I. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund’s expenses in any of those three years to exceed these expense caps and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund’s board at any time and also will terminate automatically upon the expiration or termination of the fund’s advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

[1]	Inception date of Class A, Class P and Class I shares of UBS Ultra Short Income Fund was May 29, 2018.
[2]

ICE BofAML US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit www.ubs.com/us-mutualfundperformance.

3

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, 12b-1 service fees (Class A shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2020 to October 31, 2020.

Actual expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, sales charges (loads), redemption fees or exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

4

UBS Ultra Short Income Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning account value May 1, 2020	Ending account value October 31, 2020	Expenses paid during period 05/01/20 to 10/31/20[1]	Expense ratio during the period

Class A
Actual	$1,000.00	$1,008.10	$1.77	0.35%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.44	1.79	0.35

Class P
Actual	$1,000.00	$1,008.60	$1.27	0.25%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.94	1.28	0.25

Class I
Actual	$1,000.00	$1,008.70	$1.16	0.23%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.05	1.17	0.23

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

5

UBS Ultra Short Income Fund

Portfolio statistics—October 31, 2020 (unaudited)

Top ten holdings[1]	Percentage of net assets
Energy Transfer Operating LP, 0.600% due 11/02/20	3.7%

General Motors Financial Co., Inc., 0.500% due 11/09/20	1.7

Nissan Auto Lease Trust, 2.780% due 07/15/24	1.3

Santander Retail Auto Lease Trust, 3.490% due 05/20/22	1.2

NRW Bank, 0.120% due 11/10/20	1.2

Credit Suisse Group Funding Guernsey Ltd., 3.450% due 04/16/21	1.0

Mitsubishi UFJ Financial Group, Inc., 2.190% due 09/13/21	1.0

Glencore Funding LLC, 0.300% due 11/04/20	0.9

Societe Generale SA, 0.010% due 08/18/21	0.9

Enterprise Fleet Financing LLC, 2.060% due 05/20/25	0.9
Total	13.8%

Top five issuer breakdown by country or territory of origin[1]	Percentage of net assets
United States	73.0%
Canada	6.4
Germany	3.9
United Kingdom	3.4
Japan	3.3
Total	90.0%

Asset allocation[1]	Percentage of net assets
Corporate bonds	40.4%
Commercial paper	29.7
Asset-backed securities	26.3
Certificates of deposit	3.9
Short-term investments	0.1
Cash equivalents and liabilities in excess of other assets	(0.4)
Total	100.0%

[1]	The Fund’s portfolio is actively managed and its composition will vary over time.

6

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Asset-backed securities—26.3%
Ally Auto Receivables Trust,
Series 2017-3, Class B, 2.240%, due 07/15/22	$11,015,000	$11,040,293
Series 2017-5, Class A4, 2.220%, due 10/17/22	8,200,000	8,273,319
BA Credit Card Trust,
Series 2018-A1, Class A1, 2.700%, due 07/17/23	10,502,000	10,576,924
BMW Vehicle Lease Trust,
Series 2019-1, Class A4, 2.920%, due 08/22/22	4,845,000	4,915,479
BMW Vehicle Owner Trust,
Series 2018-A, Class A4, 2.510%, due 06/25/24	4,010,000	4,079,632
Canadian Pacer Auto Receivables Trust,
Series 2018-2A, Class A3, 3.270%, due 12/19/22[1]	1,656,237	1,680,054
CCG Receivables Trust,
Series 2019-1, Class A2, 2.800%, due 09/14/26[1]	2,895,918	2,944,516
Chesapeake Funding II LLC,
Series 2017-3A, Class A1, 1.910%, due 08/15/29[1]	4,218,161	4,227,701
Series 2017-3A, Class B, 2.570%, due 08/15/29[1]	4,900,000	4,922,171
Series 2017-3A, Class C, 2.780%, due 08/15/29[1]	5,560,000	5,593,531
Series 2017-4A, Class A1, 2.120%, due 11/15/29[1]	4,769,057	4,802,115
Series 2018-1A, Class A1, 3.040%, due 04/15/30[1]	11,285,575	11,455,892
Series 2018-2A, Class A1, 3.230%, due 08/15/30[1]	1,647,984	1,673,368
Series 2019-1A, Class A1, 2.940%, due 04/15/31[1]	2,781,674	2,834,473
Series 2019-2A, Class A1, 1.950%, due 09/15/31[1]	3,308,783	3,362,454
CNH Equipment Trust,
Series 2016-C, Class B, 1.930%, due 03/15/24	5,385,000	5,387,464
Series 2017-B, Class A4, 2.170%, due 04/17/23	9,500,000	9,605,989
Series 2019-A, Class A2, 2.960%, due 05/16/22	221,898	222,143
Daimler Trucks Retail Trust,
Series 2018-1, Class A4, 3.030%, due 11/15/24[1]	1,527,501	1,532,911
Series 2019-1, Class A3, 2.770%, due 08/15/22[1]	1,721,250	1,743,235
Dell Equipment Finance Trust,
Series 2018-1, Class B, 3.340%, due 06/22/23[1]	5,050,000	5,107,481
Series 2019-1, Class A3, 2.830%, due 03/22/24[1]	20,900,000	21,253,432
Discover Card Execution Note Trust,
Series 2018-A5, Class A5, 3.320%, due 03/15/24	10,820,000	11,110,164

	Face amount	Value
Asset-backed securities—(continued)
DLL LLC,
Series 2018-1, Class A3, 3.100%, due 04/18/22[1]	$896,842	$900,950
Series 2018-1, Class A4, 3.270%, due 04/17/26[1]	1,575,000	1,611,853
Series 2018-ST2, Class A3, 3.460%, due 01/20/22[1]	16,767,650	16,896,730
Series 2018-ST2, Class A4, 3.590%, due 06/20/24[1]	13,543,000	13,865,980
Series 2019-DA1, Class A2, 2.790%, due 11/22/21[1]	40,855	40,909
Series 2019-DA1, Class A3, 2.890%, due 04/20/23[1]	7,500,000	7,612,147
Series 2019-MA2, Class A2, 2.270%, due 05/20/22[1]	900,707	904,311
Series 2019-MT3, Class A2, 2.130%, due 01/20/22[1]	3,327,311	3,344,612
Series 2019-MT3, Class A3, 2.080%, due 02/21/23[1]	9,670,000	9,838,119
DLL Securitization Trust,
Series 2017-A, Class A3, 2.140%, due 12/15/21[1]	304,246	304,677
Enterprise Fleet Financing LLC,
Series 2017-2, Class A3, 2.220%, due 01/20/23[1]	2,187,168	2,199,201
Series 2018-1, Class A2, 2.870%, due 10/20/23[1]	3,592,961	3,608,789
Series 2018-1, Class A3, 3.100%, due 10/20/23[1]	2,040,000	2,074,737
Series 2018-2, Class A2, 3.140%, due 02/20/24[1]	15,351,293	15,493,721
Series 2018-2, Class A3, 3.340%, due 02/20/24[1]	2,135,000	2,205,290
Series 2018-3, Class A2, 3.380%, due 05/20/24[1]	14,837,094	15,057,669
Series 2019-1, Class A2, 2.980%, due 10/20/24[1]	8,433,767	8,591,919
Series 2019-3, Class A2, 2.060%, due 05/20/25[1]	28,102,105	28,575,207
Fifth Third Auto Trust,
Series 2017-1, Class A3, 1.800%, due 02/15/22	185,455	185,578
Series 2019-1, Class A2A, 2.660%, due 05/16/22	403,368	404,203
Ford Credit Auto Lease Trust,
Series 2018-B, Class B, 3.490%, due 03/15/22	3,000,000	3,039,331
Ford Credit Auto Owner Trust,
Series 2016-2, Class A, 2.030%, due 12/15/27[1]	12,000,000	12,125,579
Series 2017-1, Class A, 2.620%, due 08/15/28[1]	21,485,000	22,089,089
Series 2017-2, Class A, 2.360%, due 03/15/29[1]	22,500,000	23,243,238
Series 2019-A, Class A3, 2.780%, due 09/15/23	12,578,000	12,847,057

7

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Ford Credit Floorplan Master Owner Trust,
Series 2018-1, Class A1, 2.950%, due 05/15/23	$10,670,000	$10,816,986
Series 2019-3, Class A1, 2.230%, due 09/15/24	10,000,000	10,319,331
Series 2019-3, Class B, 2.420%, due 09/15/24	5,000,000	5,154,020
GM Financial Automobile Leasing Trust,
Series 2018-2, Class C, 3.500%, due 04/20/22	9,810,000	9,828,752
Series 2018-3, Class A4, 3.300%, due 07/20/22	4,855,000	4,869,105
Series 2018-3, Class B, 3.480%, due 07/20/22	3,232,000	3,252,581
Series 2019-2, Class B, 2.890%, due 03/20/23	3,000,000	3,058,328
Series 2020-2, Class A2A, 0.710%, due 10/20/22	3,750,000	3,760,373
GM Financial Consumer Automobile Receivables Trust,
Series 2017-3A, Class A4, 2.130%, due 03/16/23[1]	6,829,000	6,904,596
Series 2018-2, Class A3, 2.810%, due 12/16/22	4,905,251	4,965,676
Series 2019-1, Class A3, 2.970%, due 11/16/23	2,413,648	2,456,681
Series 2020-2, Class A2A, 1.500%, due 03/16/23	4,901,309	4,930,160
GMF Floorplan Owner Revolving Trust,
Series 2019-1, Class A, 2.700%, due 04/15/24[1]	22,200,000	22,933,390
Golden Credit Card Trust,
Series 2018-1A, Class A, 2.620%, due 01/15/23[1]	25,000,000	25,119,612
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-1, Class A4, 2.830%, due 06/17/24[1]	8,421,000	8,549,324
Honda Auto Receivables Owner Trust,
Series 2018-1I, Class A4, 2.830%, due 05/15/24	2,629,000	2,675,755
Series 2018-4, Class A3, 3.160%, due 01/17/23	2,161,266	2,198,759
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A4, 3.050%, due 12/15/22[1]	3,470,000	3,538,327
Series 2019-B, Class A3, 2.040%, due 08/15/22[1]	2,250,000	2,277,987
Hyundai Auto Receivables Trust,
Series 2016-B, Class C, 2.190%, due 11/15/22	2,109,000	2,119,940
Series 2016-B, Class D, 2.680%, due 09/15/23	3,648,000	3,672,387
Series 2019-A, Class A3, 2.660%, due 06/15/23	15,892,000	16,175,435
John Deere Owner Trust,
Series 2018-B, Class A3, 3.080%, due 11/15/22	5,417,234	5,485,948

	Face amount	Value
Asset-backed securities—(continued)
Kubota Credit Owner Trust,
Series 2017-1A, Class A4, 2.160%, due 03/15/24[1]	$6,235,039	$6,257,003
Series 2018-1A, Class A3, 3.100%, due 08/15/22[1]	3,712,076	3,761,468
Series 2018-1A, Class A4, 3.210%, due 01/15/25[1]	9,100,000	9,390,172
Series 2019-1A, Class A2, 2.490%, due 06/15/22[1]	1,909,004	1,924,400
MMAF Equipment Finance LLC,
Series 2014-AA, Class A5, 2.330%, due 12/08/25[1]	4,292,148	4,347,947
Series 2016-AA, Class A4, 1.760%, due 01/17/23[1]	2,008,341	2,016,005
Series 2017-B, Class A3, 2.210%, due 10/17/22[1]	13,963,902	14,054,044
Series 2018-A, Class A3, 3.200%, due 09/12/22[1]	1,221,237	1,234,781
Series 2019-A, Class A2, 2.840%, due 01/10/22[1]	2,483,955	2,497,023
Series 2019-B, Class A2, 2.070%, due 10/12/22[1]	5,376,146	5,423,155
Nissan Auto Lease Trust,
Series 2019-A, Class A3, 2.760%, due 03/15/22	2,565,000	2,585,215
Series 2019-A, Class A4, 2.780%, due 07/15/24	43,000,000	43,790,306
Series 2019-B, Class A3, 2.270%, due 07/15/22	3,175,000	3,210,531
Nissan Auto Receivables Owner Trust,
Series 2017-C, Class A4, 2.280%, due 02/15/24	1,700,000	1,727,597
Series 2018-B, Class A3, 3.060%, due 03/15/23	1,256,682	1,276,236
Series 2018-C, Class A3, 3.220%, due 06/15/23	4,508,049	4,597,362
Series 2019-C, Class A2A, 1.970%, due 09/15/22	7,021,673	7,066,634
Series 2019-A, Class A3, 2.900%, due 10/16/23	9,095,000	9,284,323
Series 2020-A, Class A2, 1.450%, due 12/15/22	3,543,933	3,565,080
Santander Consumer Auto Receivables Trust,
Series 2020-AA, Class A, 1.370%, due 10/15/24[1]	4,577,903	4,620,318
Santander Retail Auto Lease Trust,
Series 2018-A, Class B, 3.200%, due 04/20/22[1]	9,136,017	9,149,959
Series 2018-A, Class C, 3.490%, due 05/20/22[1]	40,420,000	40,620,047
Series 2019-A, Class A3, 2.770%, due 06/20/22[1]	4,250,000	4,326,520
Securitized Term Auto Receivables Trust,
Series 2017-2A, Class A4, 2.289%, due 03/25/22[1]	1,108,673	1,112,918
Series 2019-1A, Class A3, 2.986%, due 02/27/23[1]	7,387,339	7,507,531

8

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Asset-backed securities—(concluded)
Tesla Auto Lease Trust,
Series 2018-B, Class B, 4.120%, due 10/20/21[1]	$4,000,000	$4,083,897
Series 2020-A, Class A2, 0.550%, due 05/22/23[1]	12,450,000	12,474,655
Toyota Auto Receivables Owner Trust,
Series 2018-B, Class A3, 2.960%, due 09/15/22	3,752,103	3,794,141
Series 2018-D, Class A3, 3.180%, due 03/15/23	15,416,754	15,681,060
Series 2019-A, Class A3, 2.910%, due 07/17/23	4,295,000	4,379,039
Trillium Credit Card Trust II,
Series 2019-2A, Class A, 3.038%, due 01/26/24[1]	20,000,000	20,126,330
USAA Auto Owner Trust,
Series 2019-1, Class A3, 2.160%, due 07/17/23	22,110,000	22,351,662
Verizon Owner Trust,
Series 2018-1A, Class B, 3.050%, due 09/20/22[1]	3,235,000	3,283,840
Series 2018-A, Class B, 3.380%, due 04/20/23	6,700,000	6,933,554
Series 2019-B, Class A1A, 2.330%, due 12/20/23	1,556,000	1,591,093
Volvo Financial Equipment LLC,
Series 2018-1A, Class A3, 2.540%, due 02/15/22[1]	2,098,339	2,108,625
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, due 04/15/25	10,039,000	10,130,226
Series 2018-A, Class A, 3.070%, due 12/16/24	9,505,000	9,580,282
Series 2018-B, Class A, 3.460%, due 07/15/25	4,452,000	4,564,158
Series 2018-C, Class A, 3.550%, due 08/15/25	12,549,000	12,919,670
Series 2019-B, Class M, 3.040%, due 04/15/26	3,705,000	3,819,567
World Omni Auto Receivables Trust,
Series 2017-A, Class B, 2.380%, due 02/15/24	5,635,000	5,693,184
Series 2018-B, Class A3, 2.870%, due 07/17/23	1,769,967	1,798,314
Series 2018-C, Class A3, 3.130%, due 11/15/23	2,565,934	2,613,578
Series 2018-D, Class A3, 3.330%, due 04/15/24	1,380,195	1,411,970
Series 2019-A, Class A2, 3.020%, due 04/15/22	46,144	46,197
World Omni Automobile Lease Securitization Trust,
Series 2018-B, Class A4, 3.300%, due 03/15/24	5,000,000	5,069,090
Total asset-backed securities (cost—$858,772,854)		860,269,797

	Face amount	Value
Certificates of deposit—3.9%
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 0.501%, due 02/01/21[2]	$14,000,000	$13,999,147
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.270%, 0.521%, due 02/01/21[2]	18,000,000	18,001,063
Credit Suisse AG
3 mo. USD LIBOR + 0.230%, 0.450%, due 12/30/20[2]	15,000,000	15,000,000
3 mo. USD LIBOR + 0.240%, 0.491%, due 12/04/20[2]	10,000,000	10,000,000
DNB Bank ASA
3 mo. USD LIBOR + 0.290%, 0.540%, due 12/10/21[2]	25,000,000	25,000,000
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.500%, 0.715%, due 01/25/21[2]	2,900,000	2,901,762
Nordea Bank Abp
3 mo. USD LIBOR + 0.190%, 0.420%, due 01/08/21[2]	7,500,000	7,500,076
3 mo. USD LIBOR + 0.400%, 0.629%, due 01/14/21[2]	12,500,000	12,504,787
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%, 0.604%, due 10/12/21[2]	6,500,000	6,501,086
3 mo. USD LIBOR + 0.345%, 0.610%, due 05/14/21[2]	15,000,000	15,000,313
Total certificates of deposit (cost—$126,408,234)		126,408,234

Commercial paper[3]—29.7%
American Honda Finance Corp. 0.230%, due 01/26/21	15,000,000	14,991,758
0.270%, due 12/15/20	15,000,000	14,995,050
0.320%, due 11/24/20	15,000,000	14,996,933
0.360%, due 11/23/20	3,000,000	2,999,340
AT&T, Inc. 0.200%, due 12/10/20	10,000,000	9,997,833
0.230%, due 12/10/20	10,000,000	9,997,508
0.380%, due 12/10/20	10,000,000	9,993,667
0.460%, due 12/10/20	6,000,000	5,995,400
Barclays Bank PLC 0.010%, due 01/20/21	10,000,000	9,991,556
0.390%, due 01/22/21	26,000,000	25,976,903
Barton Capital Corp. 0.140%, due 11/09/20	17,000,000	16,999,471
BP Capital Markets PLC 0.010%, due 12/01/20	20,000,000	19,982,500
BPCE SA 0.300%, due 08/03/21	9,500,000	9,478,229
0.320%, due 06/21/21	11,500,000	11,476,284
Canadian Natural Resources Ltd. 0.240%, due 11/25/20	25,000,000	24,996,000
0.270%, due 11/25/20	10,000,000	9,998,200
Credit Suisse AG 0.260%, due 05/28/21	15,000,000	14,977,467

9

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Commercial paper[3]—(concluded)
Dow Chemical Co. 0.010%, due 12/30/20	$18,000,000	$17,991,445
0.010%, due 12/31/20	25,000,000	24,987,500
0.150%, due 11/04/20	27,000,000	26,999,663
Energy Transfer Operating LP 0.600%, due 11/02/20	120,000,000	119,998,000
ENI Finance USA, Inc. 0.010%, due 11/04/20	7,000,000	6,999,802
0.010%, due 11/17/20	15,000,000	14,997,867
0.340%, due 01/05/21	25,000,000	24,984,653
0.360%, due 01/08/21	3,000,000	2,997,960
0.360%, due 01/14/21	5,000,000	4,996,300
General Motors Financial Co., Inc. 0.500%, due 11/09/20	55,000,000	54,993,889
0.750%, due 01/13/21	10,000,000	9,984,792
Glencore Funding LLC 0.290%, due 11/05/20	6,533,000	6,532,789
0.300%, due 11/04/20	30,000,000	29,999,250
0.440%, due 12/09/20	15,000,000	14,993,033
0.550%, due 01/12/21	15,000,000	14,983,500
0.560%, due 11/09/20	15,000,000	14,998,133
Hyundai Capital America 0.010%, due 11/10/20	14,000,000	13,998,880
0.010%, due 11/16/20	9,000,000	8,998,875
0.330%, due 01/04/21	12,250,000	12,242,813
0.330%, due 01/05/21	10,000,000	9,994,042
0.330%, due 01/06/21	21,000,000	20,987,295
Intesa Funding LLC 0.010%, due 11/04/20	24,000,000	23,999,800
0.300%, due 11/09/20	15,000,000	14,999,000
Nieuw Amsterdam Receivables Corp. 0.130%, due 11/09/20	7,300,000	7,299,789
NRW Bank 0.120%, due 11/10/20	40,500,000	40,498,785
Schlumberger Holdings Corp. 0.010%, due 12/21/20	15,000,000	14,990,625
0.010%, due 08/02/21	15,000,000	14,946,342
0.310%, due 11/04/20	10,000,000	9,999,742
0.330%, due 01/11/21	9,000,000	8,994,143
Shell International Finance BV
0.010%, due 05/17/21	15,000,000	14,958,138
0.210%, due 07/08/21	4,500,000	4,493,464
0.400%, due 07/12/21	15,000,000	14,957,833
0.500%, due 05/25/21	6,000,000	5,982,917
Societe Generale SA 0.010%, due 08/18/21	30,000,000	29,922,667
Transcanada Pipelines Ltd. 0.290%, due 01/08/21	15,000,000	14,991,783
TWDC Enterprises 18 Corp. 0.480%, due 02/22/21	15,000,000	14,977,400
0.480%, due 04/12/21	10,000,000	9,978,400
Volkswagen Credit, Inc. 0.010%, due 11/06/20	11,000,000	10,999,786
0.230%, due 12/01/20	6,332,000	6,330,786
Walt Disney Co. 0.310%, due 07/15/21	15,000,000	14,966,933
0.350%, due 05/17/21	10,000,000	9,980,847
Total commercial paper (cost—$973,773,760)		973,773,760

	Face amount	Value
Corporate bonds—40.4%
Auto manufacturers—4.6%
American Honda Finance Corp. MTN
3 mo. USD LIBOR + 0.350%, 0.599%, due 11/05/21[2]	$10,035,000	$10,059,289
3 mo. USD LIBOR + 0.350%, 0.600%, due 06/11/21[2]	3,000,000	3,005,850
BMW US Capital LLC
3 mo. USD LIBOR + 0.410%, 0.631%, due 04/12/21[1,2]	3,413,000	3,417,498
3 mo. USD LIBOR + 0.500%, 0.754%, due 08/13/21[1,2]	8,080,000	8,095,679
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 0.799%, due 05/04/21[1,2]	350,000	350,499
3 mo. USD LIBOR + 0.670%, 0.919%, due 11/05/21[1,2]	4,500,000	4,510,199
3 mo. USD LIBOR + 0.880%, 1.136%, due 02/22/22[1,2]	9,750,000	9,807,231
2.000%, due 07/06/21[1]	15,225,000	15,371,903
2.200%, due 10/30/21[1]	13,000,000	13,214,536
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.520%, 0.770%, due 03/15/21[1,2]	3,375,000	3,362,923
3 mo. USD LIBOR + 0.630%, 0.857%, due 09/21/21[1,2]	2,500,000	2,486,038
PACCAR Financial Corp. MTN
3 mo. USD LIBOR + 0.260%, 0.503%, due 05/10/21[2]	500,000	500,671
Toyota Motor Credit Corp. GMTN
3.050%, due 01/08/21	4,865,000	4,889,999
Toyota Motor Credit Corp. MTN
3 mo. USD LIBOR + 0.125%, 0.379%, due 08/13/21[2]	5,090,000	5,093,714
3 mo. USD LIBOR + 0.280%, 0.504%, due 04/13/21[2]	750,000	750,860
3 mo. USD LIBOR + 0.690%, 0.914%, due 01/11/22[2]	4,000,000	4,028,174
2.950%, due 04/13/21	18,620,000	18,844,641
Volkswagen Group of America Finance LLC
3 mo. USD LIBOR + 0.860%, 1.083%, due 09/24/21[1,2]	7,000,000	7,032,494
3 mo. USD LIBOR + 0.940%, 1.197%, due 11/12/21[1,2]	7,000,000	7,044,249
3.875%, due 11/13/20[1]	28,000,000	28,027,735

		149,894,182

Banks—25.0%
ABN AMRO Bank N.V.
3 mo. USD LIBOR + 0.410%, 0.628%, due 01/19/21[1,2]	4,745,000	4,748,550
3 mo. USD LIBOR + 0.570%, 0.821%, due 08/27/21[1,2]	20,120,000	20,198,066
2.650%, due 01/19/21[1]	10,300,000	10,351,966
3.400%, due 08/27/21[1]	5,909,000	6,060,353
ANZ New Zealand International Ltd.
3 mo. USD LIBOR + 1.010%, 1.232%, due 07/28/21[1,2]	14,175,000	14,273,240

10

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 0.563%, due 11/09/20[1,2]	$5,925,000	$5,925,320
3 mo. USD LIBOR + 0.460%, 0.740%, due 05/17/21[1,2]	2,300,000	2,305,603
3 mo. USD LIBOR + 0.990%, 1.236%, due 06/01/21[1,2]	1,250,000	1,256,541
Bank of America Corp.
3 mo. USD LIBOR + 0.380%, 0.589%, due 01/23/22[2]	4,160,000	4,162,350
Bank of Montreal
3 mo. USD LIBOR + 0.460%, 0.684%, due 04/13/21[2]	11,630,000	11,653,902
Bank of Montreal MTN
3 mo. USD LIBOR + 0.790%, 1.041%, due 08/27/21[2]	6,013,000	6,051,616
Bank of Nova Scotia/The
3 mo. USD LIBOR + 0.290%, 0.520%, due 01/08/21[2]	375,000	375,192
3 mo. USD LIBOR + 0.440%, 0.658%, due 04/20/21[2]	10,150,000	10,168,569
Barclays PLC 3.250%, due 01/12/21	4,030,000	4,052,195
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.315%, 0.566%, due 02/02/21[2]	5,242,000	5,245,432
Citibank N.A.
3 mo. USD LIBOR + 0.350%, 0.607%, due 02/12/21[2]	5,000,000	5,003,300
Citigroup, Inc.
3 mo. USD LIBOR + 1.070%, 1.318%, due 12/08/21[2]	16,099,000	16,250,319
3 mo. USD LIBOR + 1.190%, 1.441%, due 08/02/21[2]	2,000,000	2,016,267
3 mo. USD LIBOR + 1.380%, 1.600%, due 03/30/21[2]	5,243,000	5,271,161
2.350%, due 08/02/21	10,011,000	10,163,936
2.700%, due 03/30/21	14,689,000	14,834,862
Commonwealth Bank of Australia
3 mo. USD LIBOR + 0.700%, 0.950%, due 03/10/22[1,2]	14,800,000	14,906,438
3 mo. USD LIBOR + 0.830%, 1.078%, due 09/06/21[1,2]	6,250,000	6,291,226
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.430%, 0.645%, due 04/26/21[2]	11,465,000	11,485,908
3 mo. USD LIBOR + 0.830%, 1.054%, due 01/10/22[2]	2,150,000	2,168,435
Credit Agricole SA 2.375%, due 07/01/21[1]	8,000,000	8,106,831
Credit Agricole SA 3.375%, due 01/10/22[1]	4,997,000	5,159,082
Credit Suisse AG
SOFR + 0.450%, 0.535%, due 02/04/22[2]	4,750,000	4,754,225

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 2.508%, due 04/16/21[2]	$250,000	$252,483
3.450%, due 04/16/21	33,823,000	34,300,519
DNB Bank ASA
3 mo. USD LIBOR + 1.070%, 1.311%, due 06/02/21[1,2]	4,600,000	4,626,513
Fifth Third Bank NA
3 mo. USD LIBOR + 0.440%, 0.655%, due 07/26/21[2]	2,315,000	2,320,599
Goldman Sachs Group, Inc./The
3 mo. USD LIBOR + 1.360%, 1.575%, due 04/23/21[2]	6,230,000	6,260,769
3 mo. USD LIBOR + 1.770%, 2.020%, due 02/25/21[2]	500,000	502,629
2.350%, due 11/15/21	11,790,000	11,797,803
2.625%, due 04/25/21	15,000,000	15,136,800
5.250%, due 07/27/21	16,895,000	17,500,266
Macquarie Bank Ltd.
3 mo. USD LIBOR + 0.450%, 0.699%, due 08/06/21[1,2]	4,000,000	4,010,914
3 mo. USD LIBOR + 0.450%, 0.706%, due 11/24/21[1,2]	15,000,000	15,058,601
Macquarie Group Ltd. 6.250%, due 01/14/21[1]	2,624,000	2,654,202
Mitsubishi UFJ Financial Group, Inc.
3 mo. USD LIBOR + 0.650%, 0.865%, due 07/26/21[2]	8,571,000	8,605,935
3 mo. USD LIBOR + 0.920%, 1.176%, due 02/22/22[2]	10,285,000	10,380,548
3 mo. USD LIBOR + 1.060%, 1.309%, due 09/13/21[2]	6,769,000	6,824,587
3 mo. USD LIBOR + 1.880%, 2.126%, due 03/01/21[2]	3,118,000	3,136,811
2.190%, due 09/13/21	31,286,000	31,762,616
2.950%, due 03/01/21	6,909,000	6,969,491
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 0.940%, 1.196%, due 02/28/22[2]	4,630,000	4,676,031
3 mo. USD LIBOR + 1.140%, 1.389%, due 09/13/21[2]	8,801,000	8,878,640
2.632%, due 04/12/21[1]	11,350,000	11,466,451
Morgan Stanley
3 mo. USD LIBOR + 1.180%, 1.398%, due 01/20/22[2]	4,686,000	4,696,340
5.750%, due 01/25/21	5,750,000	5,821,739
Morgan Stanley GMTN
SOFR + 0.700%, 0.790%, due 01/20/23[2]	8,515,000	8,537,735
3 mo. USD LIBOR + 1.400%, 1.609%, due 04/21/21[2]	20,702,000	20,829,643
2.500%, due 04/21/21	6,625,000	6,694,600
5.500%, due 07/28/21	10,000,000	10,376,238
Morgan Stanley MTN 2.625%, due 11/17/21	7,000,000	7,164,156

11

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 0.574%, due 01/12/21[1,2]	$7,250,000	$7,254,869
3 mo. USD LIBOR + 0.580%, 0.807%, due 09/20/21[1,2]	3,850,000	3,864,438
3 mo. USD LIBOR + 0.710%, 0.959%, due 11/04/21[1,2]	8,350,000	8,400,564
3 mo. USD LIBOR + 1.000%, 1.224%, due 07/12/21[1,2]	4,800,000	4,831,680
Nordea Bank Abp
3 mo. USD LIBOR + 0.990%, 1.241%, due 05/27/21[1,2]	3,450,000	3,468,842
PNC Bank N.A.
3 mo. USD LIBOR + 0.250%, 0.466%, due 01/22/21[2]	5,670,000	5,672,472
Royal Bank of Canada GMTN
3 mo. USD LIBOR + 0.350%, 0.580%, due 07/08/21[2]	20,000,000	20,042,691
3 mo. USD LIBOR + 0.390%, 0.604%, due 04/30/21[2]	14,327,000	14,352,216
3 mo. USD LIBOR + 0.730%, 0.979%, due 02/01/22[2]	7,143,000	7,204,765
Royal Bank of Canada MTN
3 mo. USD LIBOR + 0.400%, 0.615%, due 01/25/21[2]	1,000,000	1,000,905
Santander UK Group Holdings PLC 3.125%, due 01/08/21	15,556,000	15,629,688
Santander UK PLC 2.125%, due 11/03/20	12,000,000	12,000,000
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.430%, 0.710%, due 05/17/21[1,2]	11,450,000	11,474,404
1.875%, due 09/13/21	5,558,000	5,632,382
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 1.358%, due 10/19/21[2]	11,086,000	11,192,785
2.058%, due 07/14/21	5,222,000	5,286,089
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.470%, 0.726%, due 05/24/21[2]	14,520,000	14,558,097
3 mo. USD LIBOR + 1.150%, 1.370%, due 03/30/21[2]	6,460,000	6,489,044
1.875%, due 09/07/21	10,930,000	11,074,200
Toronto-Dominion Bank/The GMTN
3 mo. USD LIBOR + 0.270%, 0.516%, due 03/17/21[2]	11,375,000	11,386,693
Toronto-Dominion Bank/The MTN
3 mo. USD LIBOR + 0.300%, 0.514%, due 07/30/21[2]	15,000,000	15,025,696
SOFR + 0.480%, 0.560%, due 01/27/23[2,4]	9,475,000	9,502,100
3 mo. USD LIBOR + 1.000%, 1.220%, due 04/07/21[2]	100,000	100,433
Truist Financial Corp. MTN
3 mo. USD LIBOR + 0.220%, 0.471%, due 02/01/21[2]	3,595,000	3,596,168

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
US Bancorp MTN
3 mo. USD LIBOR + 0.640%, 0.855%, due 01/24/22[2]	$18,216,000	$18,327,575
US Bank N.A.
3 mo. USD LIBOR + 0.180%, 0.389%, due 01/21/22[2]	14,000,000	14,019,216
3 mo. USD LIBOR + 0.320%, 0.535%, due 04/26/21[2]	1,150,000	1,151,281
3 mo. USD LIBOR + 0.310%, 0.559%, due 02/04/21[2]	7,000,000	7,003,585
Wells Fargo & Co.
3 mo. USD LIBOR + 0.930%, 1.183%, due 02/11/22[2]	2,558,000	2,563,276
3 mo. USD LIBOR + 1.025%, 1.240%, due 07/26/21[2]	25,704,000	25,870,305
3 mo. USD LIBOR + 1.340%, 1.591%, due 03/04/21[2]	12,289,000	12,343,917
2.100%, due 07/26/21	16,864,000	17,084,581
Wells Fargo & Co. MTN
3 mo. USD LIBOR + 1.010%, 1.258%, due 12/07/20[2]	750,000	750,738
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 0.555%, due 01/25/21[2]	5,000,000	5,003,545
3 mo. USD LIBOR + 0.850%, 1.074%, due 01/11/22[2]	6,000,000	6,050,175
3 mo. USD LIBOR + 0.850%, 1.118%, due 08/19/21[2]	15,599,000	15,703,039
3 mo. USD LIBOR + 1.000%, 1.254%, due 05/13/21[2]	100,000	100,529

		819,497,527

Computers—0.7%
International Business Machines Corp.
3 mo. USD LIBOR + 0.400%, 0.654%, due 05/13/21[2]	23,725,000	23,770,007

Diversified financial services—2.0%
American Express Co.
3 mo. USD LIBOR + 0.525%, 0.805%, due 05/17/21[2,4]	6,525,000	6,539,881
3.000%, due 02/22/21	14,810,000	14,899,935
3.700%, due 11/05/21	10,415,000	10,736,952
American Express Credit Corp. MTN 2.250%, due 05/05/21	15,794,000	15,925,484
Capital One Financial Corp. 4.750%, due 07/15/21	17,096,000	17,624,774

		65,727,026

Electric—0.7%
American Electric Power Co., Inc. 2.150%, due 11/13/20	3,316,000	3,317,710
Duke Energy Florida LLC
3 mo. USD LIBOR + 0.250%, 0.484%, due 11/26/21[2]	5,000,000	5,006,013
Exelon Corp. 2.450%, due 04/15/21[4]	1,744,000	1,756,487

12

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
National Rural Utilities Cooperative Finance Corp. MTN
3 mo. USD LIBOR + 0.375%, 0.595%, due 06/30/21[2]	$5,925,000	$5,939,042
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.480%, 0.729%, due 05/04/21[2,4]	2,600,000	2,604,810
3 mo. USD LIBOR + 0.720%, 0.970%, due 02/25/22[2]	5,000,000	5,038,775

		23,662,837

Insurance—1.2%
Aon PLC 2.800%, due 03/15/21	10,000,000	10,071,018
Jackson National Life Global Funding
3 mo. USD LIBOR + 0.480%, 0.730%, due 06/11/21[1,2]	5,760,000	5,771,851
Marsh & McLennan Cos., Inc. 3.500%, due 12/29/20	6,863,000	6,897,162
New York Life Global Funding
3 mo. USD LIBOR + 0.280%, 0.489%, due 01/21/22[1,2]	15,425,000	15,463,413

		38,203,444

Machinery-construction & mining—0.8%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.390%, 0.670%, due 05/17/21[2]	5,500,000	5,511,326
2.650%, due 05/17/21	7,500,000	7,596,416
Caterpillar Financial Services Corp. MTN
3 mo. USD LIBOR + 0.230%, 0.480%, due 03/15/21[2]	3,730,000	3,733,275
3 mo. USD LIBOR + 0.280%, 0.528%, due 09/07/21[2]	9,185,000	9,203,352

		26,044,369

Machinery-diversified—0.7%
John Deere Capital Corp. MTN
3 mo. USD LIBOR + 0.240%, 0.489%, due 03/12/21[2]	16,600,000	16,613,063
3 mo. USD LIBOR + 0.260%, 0.510%, due 09/10/21[2]	2,371,000	2,376,170
3 mo. USD LIBOR + 0.400%, 0.648%, due 06/07/21[2]	4,000,000	4,008,792

		22,998,025

Miscellaneous manufacturers—0.1%
Siemens Financieringsmaatschappij N.V.
3 mo. USD LIBOR + 0.610%, 0.847%, due 03/16/22[1,2]	2,300,000	2,313,827

Oil & gas—0.2%
BP Capital Markets PLC
3 mo. USD LIBOR + 0.250%, 0.506%, due 11/24/20[2]	7,000,000	7,001,470

Pharmaceuticals—2.8%
AbbVie, Inc.
3 mo. USD LIBOR + 0.350%, 0.597%, due 05/21/21[1,2]	9,000,000	9,008,776

	Face amount	Value
Corporate bonds—(concluded)
Pharmaceuticals—(concluded)
3 mo. USD LIBOR + 0.460%, 0.728%, due 11/19/21[1,2]	$11,287,000	$11,313,600
4.875%, due 02/15/21[1]	23,169,000	23,209,203
AstraZeneca PLC 2.375%, due 11/16/20	7,383,000	7,388,980
Bristol-Myers Squibb Co.
3 mo. USD LIBOR + 0.200%, 0.480%, due 11/16/20[2]	9,100,000	9,100,887
Cigna Corp.
3 mo. USD LIBOR + 0.650%, 0.896%, due 09/17/21[2]	2,000,000	2,000,394
CVS Health Corp.
3 mo. USD LIBOR + 0.720%, 0.962%, due 03/09/21[2]	10,000,000	10,019,770
2.125%, due 06/01/21	15,200,000	15,331,658
3.350%, due 03/09/21	4,155,000	4,200,451

		91,573,719

Retail—1.0%
Home Depot, Inc./The
3 mo. USD LIBOR + 0.310%, 0.556%, due 03/01/22[2]	1,325,000	1,329,038
McDonald’s Corp. MTN
3 mo. USD LIBOR + 0.430%, 0.652%, due 10/28/21[2]	13,600,000	13,646,077
3.625%, due 05/20/21	16,174,000	16,444,611

		31,419,726

Software—0.3%
Oracle Corp. 1.900%, due 09/15/21	10,000,000	10,123,954

Telecommunications—0.3%
Verizon Communications, Inc.
3 mo. USD LIBOR + 1.000%, 1.237%, due 03/16/22[2]	9,300,000	9,421,072
Total corporate bonds (cost—$1,319,791,358)		1,321,651,185

	Number of shares
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 0.03%[5] (cost—$3,290,376)	3,290,376	3,290,376
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%[5] (cost—$116,900)	116,900	116,900
Total investments (cost—$3,282,153,482) —100.4%		3,285,510,252

Liabilities in excess of other assets—(0.4)%		(12,780,656)
Net assets—100.0%		$3,272,729,596

13

UBS Ultra Short Income Fund

Portfolio of investments—October 31, 2020 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Asset-backed securities	$—	$860,269,797	$—	$860,269,797
Certificates of deposit	—	126,408,234	—	126,408,234
Commercial paper	—	973,773,760	—	973,773,760
Corporate bonds	—	1,321,651,185	—	1,321,651,185
Short-term investments	—	3,290,376	—	3,290,376
Investment of cash collateral from securities loaned	—	116,900	—	116,900
Total	$—	$3,285,510,252	$—	$3,285,510,252

At October 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $839,858,283, represented 25.7% of the Fund’s net assets at period end.

[2]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.
[3]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[4]	Security, or portion thereof, was on loan at the period end.

5 Rates shown reflect yield at October 31, 2020.

Portfolio acronyms

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

14

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2020 (unaudited)

Assets:
Investments, at value (cost—$3,282,153,482)[1]	$3,285,510,252
Cash	22,111
Receivable for fund shares sold	14,751,676
Receivable for interest	5,896,856
Other assets	93,053
Total assets	3,306,273,948

Liabilities:
Payable for cash collateral from securities loaned	116,900
Payable for fund shares redeemed	32,228,322
Dividends payable to shareholders	141,514
Payable to affiliate	610,769
Payable to custodian	250,270
Accrued expenses and other liabilities	196,577
Total liabilities	33,544,352
Net assets	$3,272,729,596

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$3,280,005,794
Distributable earnings (losses)	(7,276,198)
Net assets	$3,272,729,596

Class A
Net assets	$936,480,507
Shares outstanding	93,645,994
Net asset value and offering price per share	$10.00

Class P
Net assets	$2,140,947,734
Shares outstanding	214,316,046
Net asset value and offering price per share	$9.99

Class I
Net assets	$195,301,355
Shares outstanding	19,551,201
Net asset value and offering price per share	$9.99

[1]	Includes $198,728 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

15

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2020 (unaudited)
Investment income:
Interest	$11,915,893
Securities lending	1,990
Total income	11,917,883
Expenses:
Investment advisory and administration fees	4,119,836
Service fees—Class A	546,864
Transfer agency and related services fees—Class A	40,646
Transfer agency and related services fees—Class P	65,555
Transfer agency and related services fees—Class I	20
Custody and fund accounting fees	108,951
Trustees fees	21,576
Professional services fees	71,879
Printing and shareholder report fees	29,573
Federal and state registration fees	212,257
Insurance expense	9,457
Other expenses	70,560
Total expenses	5,297,174
Fee waivers and/or expense reimbursements by advisor and administrator	(1,328,154)
Net expenses	3,969,020
Net investment income (loss)	7,948,863
Net realized gain (loss) on investments	389,069
Net change in unrealized appreciation (depreciation) on investments	12,459,448
Net realized and unrealized gain (loss) from investment activities	12,848,517
Net increase (decrease) in net assets resulting from operations	$20,797,380

See accompanying notes to financial statements.

16

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2020 (unaudited)	For the year ended April 30, 2020
From operations:

Net investment income (loss)	$7,948,863	$43,365,776
Net realized gain (loss)	389,069	(10,115,540)
Net change in unrealized appreciation (depreciation)	12,459,448	(9,791,987)
Net increase (decrease) in net assets resulting from operations	20,797,380	23,458,249
Total distributions—Class A	(3,476,583)	(32,191,295)
Total distributions—Class P	(4,941,886)	(11,408,220)
Total distributions—Class I	(283,168)	(14,876)
Total distributions	(8,701,637)	(43,614,391)
From beneficial interest transactions:

Proceeds from shares sold	2,463,761,899	3,152,294,746
Cost of shares redeemed	(1,352,450,452)	(2,580,251,203)
Shares issued on reinvestment of dividends and distributions	7,171,758	37,188,838
Net increase (decrease) in net assets from beneficial interest transactions	1,118,483,205	609,232,381
Net increase (decrease) in net assets	1,130,578,948	589,076,239
Net assets:

Beginning of period	2,142,150,648	1,553,074,409
End of period	$3,272,729,596	$2,142,150,648

See accompanying notes to financial statements.

17

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.95	$10.00	$10.00
Net investment income (loss)[2]	0.03	0.20	0.23
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.01)[3]
Net increase (decrease) from operations	0.08	0.15	0.22
Dividends from net investment income	(0.03)	(0.20)	(0.22)
Net asset value, end of period	$10.00	$9.95	$10.00
Total investment return[4]	0.81%	1.46%	2.35%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.45%[5]	0.45%[6]	0.47%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.35%[5]	0.35%[6]	0.31%[5,6]
Net investment income (loss)	0.60%[5]	2.01%	2.48%[5]
Supplemental data:
Net assets, end of period (000’s)	$936,481	$1,226,267	$1,193,910
Portfolio turnover	30%	53%	12%

Class P
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.03	0.20	0.24
Net realized and unrealized gain (loss)	0.06	(0.04)	(0.02)[3]
Net increase (decrease) from operations	0.09	0.16	0.22
Dividends from net investment income	(0.04)	(0.21)	(0.23)
Net asset value, end of period	$9.99	$9.94	$9.99
Total investment return[4]	0.86%	1.66%	2.24%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.35%[5]	0.36%[6]	0.39%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.25%[5]	0.25%[6]	0.21%[5,6]
Net investment income (loss)	0.61%[5]	2.04%	2.61%[5]
Supplemental data:
Net assets, end of period (000’s)	$2,140,948	$915,463	$358,489
Portfolio turnover	30%	53%	12%

Footnotes on next page.

See accompanying notes to financial statements.

18

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Six months ended October 31, 2020 (unaudited)	Year ended April 30, 2020	For the period from May 29, 2018[1] to April 30, 2019
Net asset value, beginning of period	$9.94	$9.99	$10.00
Net investment income (loss)[2]	0.02	0.22	0.22
Net realized and unrealized gain (loss)	0.07	(0.05)	(0.00)[3,7]
Net increase (decrease) from operations	0.09	0.17	0.22
Dividends from net investment income	(0.04)	(0.22)	(0.23)
Net asset value, end of period	$9.99	$9.94	$9.99
Total investment return[4]	0.87%	1.68%	2.26%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.34%[5]	0.35%[6]	0.38%[5,6]
Expenses after fee waivers and/or expense reimbursements	0.23%[5]	0.23%[6]	0.16%[5,6]
Net investment income (loss)	0.47%[5]	2.25%	2.42%[5]
Supplemental data:
Net assets, end of period (000’s)	$195,301	$421	$675
Portfolio turnover	30%	53%	12%

[1]	Commencement of operations.
[2]	Calculated using the average shares method.
[3]

The amount of net realized and unrealized loss per share does not correspond with the net realized and unrealized gain reported within the Statement of Changes due to the timing of purchases and redemptions of Fund shares and fluctuating market values.

[4]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[5]	Annualized.
[6]	Includes interest expense representing less than 0.005%.
[7]	Amount represents less than $0.005 or $(0.005) per share.

See accompanying notes to financial statements.

19

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with twenty-two series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these

20

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Many financial instruments, financings or other transactions to which a Fund may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). LIBOR is widely used in financial markets. In July 2017, the United Kingdom’s financial regulatory body announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published or utilized after that time. Various financial industry groups have begun planning for that transition, but the effect of the transition process and its ultimate success cannot yet be determined. The transition process may lead to increased volatility and illiquidity in markets for instruments the terms of which are based on LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. The willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments also remains uncertain. Any of these factors may adversely affect the Fund’s performance or NAV.

Certain impacts to public health conditions particular to the coronavirus “COVID-19” outbreak that occurred may have a significant negative impact on the operations and profitability of the issuers of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market

21

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

22

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM and the applicable subadvisor to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or subadvised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued

23

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2020, UBS AM is owed $530,203 by the Fund, representing investment advisory and administration fees net of fee waivers/expense reimbursements.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2021. For the period ended October 31, 2020, UBS AM waived $1,328,154 in investment advisory and administration fees. The Fund will repay UBS AM for any such waived fees/ reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2020, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2021	Expires April 30, 2022	Expires April 30, 2023	Expires April 30, 2024
Class A	$3,020,967	$—	$939,941	$1,554,459	$526,567
Class P	1,635,085	—	278,721	613,566	742,798
Class I	75,323	—	15,733	801	58,789

For the period ended October 31, 2020, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2020, the Fund owed UBS AM (US) $80,566 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2020, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $68,613 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities, and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% of the market value for foreign securities, the borrower must provide additional

24

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

cash, U.S. government securities, and irrevocable letters of credit so that the total value securing the loan returns to at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2020, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows.

Value of securities on loan	Cash collateral	Non-cash collateral	Total collateral	Security type held as non-cash collateral
$198,728	$116,900	$86,159	$203,059	U.S. Treasury Notes and U.S. Treasury Bills

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The Funds covered by the Committed Credit Facility have agreed to pay commitment fees on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the Funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2020, the Fund did not borrow under the Committed Credit Facility.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being deemed an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the period ended October 31, 2020, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $10,793,664. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Purchases and sales of securities

For the period ended October 31, 2020, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $959,646,094 and $469,104,194, respectively.

25

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2020:

			Class A
			Shares	Amount
Shares sold			544,001	$5,454,855
Shares repurchased			(30,490,181)	(304,685,916)
Dividends reinvested			308,391	3,081,937
Net increase (decrease)			(29,637,789)	$(296,149,124)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	207,161,466	$2,068,207,044	39,049,049	$390,100,000
Shares repurchased	(85,359,895)	(852,303,796)	(19,561,269)	(195,460,740)
Dividends reinvested	388,511	3,879,694	21,034	210,127
Net increase (decrease)	122,190,082	$1,219,782,942	19,508,814	$194,849,387

For the year ended April 30, 2020:

			Class A
			Shares	Amount
Shares sold			171,262,111	$1,714,377,936
Shares repurchased			(170,111,107)	(1,695,851,631)
Dividends reinvested			2,801,107	28,009,965
Net increase (decrease)			3,952,111	$46,536,270

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	144,032,500	$1,437,676,810	24,000	$240,000
Shares repurchased	(88,693,027)	(883,900,072)	(49,950)	(499,500)
Dividends reinvested	918,595	9,170,557	833	8,316
Net increase (decrease)	56,258,068	$562,947,295	(25,117)	$(251,184)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2020 was ordinary income in the amount of $43,614,391.

26

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2020 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
$3,282,153,482	$3,883,339	$526,569	$3,356,770

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2020, the Fund had capital loss carryforwards of $9,098,622 in short-term losses and $1,311,189 in long-term losses.

ASC 740-10 “Income Taxes—Overall” set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2020 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2020, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years since the Fund’s inception in May 2018, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Ultra Short Income Fund

General information (unaudited)

Quarterly portfolio schedule

The Fund filed its complete schedule of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s Web site at http://www.sec.gov. Additionally, you may obtain copies of such portfolio holdings schedules for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), UBS Series Funds (the “Trust”) has adopted a liquidity risk management program (the “program”) with respect to its series, Ultra Short Income Fund (the “Fund”).

UBS Asset Management (Americas) Inc. (“UBS AM”) has been designated by the Trust’s Board to administer the program, and UBS AM has delegated the responsibility to carry out certain functions described in the program to an internal group which is comprised of representatives of various investment and non-investment areas of the firm. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining shareholders’ interests. The program is intended to provide a framework for the assessment, management and periodic review of the Fund’s liquidity risks, taking into consideration, as applicable, the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, short-term and long-term cash flow projections during both normal and reasonable foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The provisions of the program shall be administered for each Fund in a manner that is appropriately tailored to reflect the Fund’s particular liquidity risks. UBS AM’s process of determining the degree of liquidity of the Fund’s investments is supported by a third-party liquidity assessment vendor. In May 2020, UBS AM provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation (the “report”). The report covered the period from December 1, 2018 through May 1, 2020.

UBS AM’s report concluded that the program was reasonably designed to assess and manage the Fund’s liquidity risk, including during periods of market volatility and net redemptions. UBS AM reported that the program operated adequately and has been implemented effectively to assess and manage the Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to the Fund’s prospectuses for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

28

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 21-22, 2020, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) Inc. (“UBS AM”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session to review the disclosure that had been made to them. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $206 billion in assets under management as of March 31, 2020 and was part of the UBS Asset Management Division, which had approximately $903 billion in assets under management worldwide as of March 31, 2020. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver

29

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2021 (excluding dividend expense, borrowing costs, interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-year and since inception periods ended April 30, 2020. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was slightly below the median for the one-year period and slightly above the median for the since inception period. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

30

UBS Ultra Short Income Fund

Board approval of investment advisory agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with its independent legal counsel at which no representatives of UBS AM were present.

31

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Investment Advisor and Administrator

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2020. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S1698

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(a)	(4) Change in the registrant’s independent public accountant—not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	January 11, 2021

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 11, 2021